                                      TRAK/(R)/
       ----------------------------------------
       Personalized Investment Advisory Service


                                CONSULTING GROUP
                                    CAPITAL
                                 MARKETS FUNDS

                                 Annual Report

                                August 31, 1998


                                           SMITH BARNEY
                                           ---------------------------------
                                           A Member of TravelersGroup [LOGO]

                     CONSULTING GROUP CAPITAL MARKETS FUNDS

TABLE OF CONTENTS

Shareholder Letter..........................................................   2
Schedules of Investments:
  Government Money Investments..............................................   4
  High Yield Investments....................................................   5
  Intermediate Fixed Income Investments.....................................   8
  Long-Term Bond Investments................................................  12
  Municipal Bond Investments................................................  14
  Mortgage Backed Investments...............................................  16
  Balanced Investments......................................................  18
  Large Capitalization Value Equity Investments.............................  21
  Large Capitalization Growth Investments...................................  28
  Small Capitalization Value Equity Investments.............................  41
  Small Capitalization Growth Investments...................................  65
  International Equity Investments..........................................  92
  International Fixed Income Investments.................................... 116
  Emerging Markets Equity Investments....................................... 118
Statements of Assets and Liabilities........................................ 126
Statements of Operations.................................................... 128
Statements of Changes in Net Assets......................................... 130
Notes to Financial Statements............................................... 134
Financial Highlights........................................................ 146
Portfolio Highlights........................................................ 155
Independent Auditors' Report................................................ 193
Tax Information............................................................. 194

                     CONSULTING GROUP CAPITAL MARKETS FUNDS

Dear Shareholder:

MARKET OVERVIEW

  During the fiscal year from September 1997 through August 1998 investors witnessed numerous records and other historic events which affected the financial markets. In June, the Dow Jones Industrial Average ("Dow") crossed the 9,000 mark for the first time after an advance of 2,000 points from the beginning of the fiscal year. At the end of August, the 30-year Treasury Bond reached a record low yield of 5.30%, which was the lowest level since it was first issued in 1967. In addition, at the end of August, the first federal budget surplus in 29 years was announced.

  At the time of this writing, however, worldwide financial markets are experiencing extreme volatility brought on by instability in emerging markets. Russia has been added to the list of countries devaluing their currency, Hong Kong has entered a recession, Venezuela and Brazil face currency pressures brought on by falling commodity prices and the U.S. stock market as measured by the Dow witnessed a correction of approximately 15% in the month of August. Even European markets have pulled back somewhat. As a result of this volatility in emerging markets, investors, in a "flight to quality," have pushed yields on Treasuries to the lowest point seen in quite some time. This "flight to quality" has also negatively affected the U.S. small capitalization market. Small capitalization stocks have been shunned in favor of the more liquid large capitalization names. In fact, the small capitalization market, as represented by the Russell 2000 Index, has declined approximately 26% since April 1998 as the valuation levels of small capitalization stocks have reached levels not witnessed since the Crash of 1987.

CONSULTING GROUP CAPITAL MARKETS FUNDS (THE "PORTFOLIOS")

  During the reporting period, nine of the fourteen Portfolios posted positive returns. We are especially pleased with the performance of International Fixed Income Investments which posted double digit gains and outperformed its index-- the Salomon Brothers Non-U.S. Government Bond Index. The remaining Portfolios suffered a negative return including Emerging Markets Equity Investments ("Emerging Markets Portfolio") which returned a negative 49.49% for the fiscal year period. The general consensus is that emerging markets will, over the short term, remain volatile as global events work their way through the market. A further description of each Portfolios performance may be found in the Portfolio Highlights section which begins on Page 155.

  During the Portfolios last fiscal year, the Consulting Group recommended, and the Board of Trustees approved, entering into several new investment advisory agreements with some of its current sub-advisors. Specifically, these changes were:

  . The hiring of Mellon Capital Management Corporation ("Mellon Capital") as the investment advisor to the index portion of Small Capitalization Value Equity Investments ("Small Cap Value Portfolio"). Mellon Capital was already the investment advisor to the index portion of Small Capitalization Growth Investments. By consolidating the index portion of the Small Capitalization Growth and Small Capitalization Value Portfolios, Mellon Capital agreed to reduce their advisory fee to 0.06%;

  . The hiring of Barclays Global Fund Advisors ("Barclays") as the new investment advisor to Large Capitalization Growth Investments. The Consulting Group recommended that PanAgora Asset Management be replaced by Barclays because Barclays agreed to manage this Portfolio for the lower fee of 0.02%; and

  . A new investment advisory agreement with Standish Ayer & Wood, Inc.
    ("Standish"), the investment advisor to Intermediate Fixed Income Investments, reflecting a decrease in the advisory fee paid to Standish.

  These changes reflect Consulting Group's commitment to not only retain qualified investment advisors, but to negotiate attractive fees on behalf of our Portfolios.

  In addition, during the course of the Portfolio's fiscal year, the Board of Trustees approved, on the recommendation of the Consulting Group, the hiring of several new investment advisors. These new investment advisors were:

  . David L Babson & Co., Inc. who was hired as an additional investment advisor to the Small Cap Value Portfolio to avoid any potential capacity restraints and to complement the investment style of the Small Cap Value Portfolio's current investment advisors;

  . State Street Global Advisors and Baring Asset Management, Inc. were hired as additional investment advisors to the Emerging Markets Portfolio. The Consulting Group recommended the addition of these two advisors because it was determined that their investment styles would complement the investment style of AIB Govett, Inc., the Portfolio's current investment advisor; and

  . Alliance Capital Management L.P. was hired as the investment advisor to High Yield Investments, a new Portfolio that was launched in July of 1998.

  We wish to thank you for the confidence you've shown in the Consulting Group and your Financial Consultant.

  As always, if you should have any questions or comments about your TRAK investments, your Financial Consultant remains ready to assist you.

Sincerely,
                                      /s/ Frank L. Campanale

                                      Frank L. Campanale
                                      Investment Officer of the Consulting
                                       Group Capital Markets Funds
/s/ Heath B. McLendon

Heath B. McLendon
Chairman of the Board of Trustees
 of the Consulting Group Capital
 Markets Funds

October 15, 1998

 SCHEDULES OF INVESTMENTS                                       AUGUST 31, 1998
                          GOVERNMENT MONEY INVESTMENTS

     FACE                                           ANNUALIZED
    AMOUNT                  SECURITY                   YIELD         VALUE
------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY DISCOUNT NOTES -- 100.0%
                Farmer Agriculture Mortgage Corp.
 $ 39,038,000 mature 9/25/98 to 10/1/98..........  5.43% to 5.48% $ 38,870,200
                 Federal Farm Credit Bank matures
    1,360,000 10/22/98...........................      5.43          1,349,538
                    Federal Home Loan Bank mature
   21,281,000 9/18/98 to 1/11/99.................   5.33 to 5.79    21,277,556
                 Federal Home Loan Mortgage Corp.
  252,535,000 mature 9/1/98 to 10/13/98..........   5.39 to 5.50   251,741,256
                        Federal National Mortgage
                    Association mature 9/23/98 to
   59,399,000 8/3/99.............................   4.92 to 5.50    59,107,452
                   Student Loan Marketing matures
    2,078,000 9/1/98.............................      5.70          2,078,000
------------------------------------------------------------------------------
              TOTAL INVESTMENTS -- 100% (Cost --
               $374,424,002*)....................                 $374,424,002
------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is substantially the same.

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                             HIGH YIELD INVESTMENTS

    FACE
   AMOUNT   RATING                    SECURITY                         VALUE
-------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES -- 76.5%
-------------------------------------------------------------------------------
 AEROSPACE/DEFENSE -- 1.1%
                   Aircraft Service International Group, Sr.
 $1,000,000  B+    Notes, 11.000% due 8/15/05....................   $   986,250
-------------------------------------------------------------------------------
 AIR TRANSPORTATION -- 0.5%
                   Canadian Airlines Corp., Sr. Notes, 10.000%
    500,000  B-    due 5/1/05+...................................       495,625
-------------------------------------------------------------------------------
 BROADCASTING -- 7.4%
                   Classic Cable Inc., Sr. Sub. Notes, 9.875% due
    500,000  B-    8/1/08........................................       495,000
                   Fox Family Worldwide, Inc., Sr. Notes, 9.250%
  2,000,000  B     due 11/1/07+..................................     1,805,000
  1,500,000  B+    GCI Inc., Sr. Notes, 9.750% due 8/1/07+.......     1,455,000
                   Goss Graphic Systems Inc., Sr. Sub. Notes,
  1,000,000  CCC+  12.000% due 10/15/06+.........................       960,000
                   Jones International Networks Ltd., Sr. Notes,
  1,250,000  B     11.750% due 7/1/05............................     1,246,875
    750,000  B-    Optel Inc., Sr. Notes, 11.500% due 7/1/08.....       758,437
-------------------------------------------------------------------------------
                                                                      6,720,312
-------------------------------------------------------------------------------
 CHEMICALS -- 5.4%
                   Aqua Chemical Inc., Sr. Sub. Notes, 11.250%
    750,000  B-    due 7/1/08....................................       751,875
                   Brunner Mond Group PLC, Sr. Sub. Notes,
  1,750,000  B-    11.000% due 7/15/08...........................     1,732,500
                   GEO Specialty Chemicals, Sr. Sub. Notes,
  1,000,000  B-    10.125% due 8/1/08............................       992,500
                   Phillip Brothers Chemicals, Sr. Sub. Notes,
  1,500,000  BBB   9.875% due 6/1/08+............................     1,488,750
-------------------------------------------------------------------------------
                                                                      4,965,625
-------------------------------------------------------------------------------
 COMMUNICATIONS -- 7.0%
                   AMSC Acquisition Co., Inc., Company Guaranty,
  1,000,000  NR    12.250% due 4/1/08............................       707,500
                   Arch Communications Group, Sr. Discount Notes,
  1,000,000  CCC   step bond to yield 15.444% due 3/15/08+.......       480,000
                   Cellco Finance NV, Sr. Sub. Notes, 15.000% due
  1,500,000  CCC+  8/1/05........................................     1,423,125
                   Firstworld Communications, 13.000% due
    500,000  NR    4/15/08+......................................       212,500
                   ICO Global Communications, 15.000% due
  1,000,000  NR    8/1/05+.......................................       950,000
                   Level 3 Communications, Inc., Sr. Notes,
  1,000,000  B     9.125% due 5/1/08+............................       895,000
                   Northeast Optic Network, Sr. Notes, 12.750%
  1,000,000  NR    due 8/15/08+..................................       995,000
                   Time Warner Telecom, LLC, Sr. Notes, 9.750%
    750,000  B-    due 7/15/08+..................................       720,000
-------------------------------------------------------------------------------
                                                                      6,383,125
-------------------------------------------------------------------------------
 CONSUMER STAPLES -- 4.3%
  1,000,000  BB    Ball Corp., Sr. Notes, 7.750% due 8/1/06......       980,000
                   Bell Sports Inc., Sr. Sub. Notes, 11.000% due
  1,000,000  B-    8/15/08.......................................       971,250
  1,000,000  B+    Evenflo Co., Sr. Notes, 11.750% due 8/15/06...       975,000
                   Moll Industries, Sr. Sub. Notes, 10.500% due
  1,000,000  B     7/1/08........................................       975,000
-------------------------------------------------------------------------------
                                                                      3,901,250
-------------------------------------------------------------------------------
 ELECTRONICS -- 2.5%
                   Elgar Holdings Inc., Sr. Notes, 9.875% due
  1,500,000  NR    2/1/08........................................     1,275,000
                   Pacific Aerospace & Electronics, Sr. Sub.
  1,000,000  B-    Notes, 11.250% due 8/1/05.....................       981,250
-------------------------------------------------------------------------------
                                                                      2,256,250
-------------------------------------------------------------------------------
 ENERGY -- 8.4%
                   Chesapeake Energy Corp., Sr. Notes, 9.625% due
  2,000,000  B+    5/1/05........................................     1,700,000
                   Continental Resources, Sr. Sub. Notes, 10.250%
  1,000,000  B-    due 8/1/08....................................       975,000
                   Eagle Geophysical Inc., Sr. Notes, 10.750% due
    500,000  B-    7/15/08.......................................       475,000
                   Michael Petroleum Corp., Sr. Notes, 11.500%
  1,000,000  NR    due 4/1/05....................................       971,250
                   Ocean Rig Norway, Company Guaranty, 10.250%
    750,000  B-    due 6/1/08....................................       600,000
                   Panaco Inc., Company Guaranty, 10.625% due
  1,500,000  B-    10/1/04+......................................     1,271,250
                   Parker Drilling, Sr. Notes, 9.750% due
  1,500,000  B+    11/15/06......................................     1,350,000
                   Transamerican Energy, Sr. Notes, 11.500% due
    500,000  NR    6/15/02+......................................       334,375
-------------------------------------------------------------------------------
                                                                      7,676,875
-------------------------------------------------------------------------------
 ENTERTAINMENT -- 2.4%
                   Intrawest Corp., Sr. Notes, 9.750% due
  1,250,000  B+    8/15/08+......................................     1,233,465
  1,000,000  NR    TVN Entertainment Corp., 14.000% due 8/1/08+..     1,005,000
-------------------------------------------------------------------------------
                                                                      2,238,465
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                             HIGH YIELD INVESTMENTS

    FACE
   AMOUNT   RATING                    SECURITY                         VALUE
-------------------------------------------------------------------------------
 FOOD -- 4.6%
                   Digiorgio Corp., Sr. Notes, 10.000% due
 $1,000,000  B     6/15/07+......................................   $   978,750
                   Favorite Brands, Sr. Notes, 10.750% due
  1,500,000  B-    5/15/06.......................................     1,286,250
                   Fresh Foods Inc., Sr. Notes, 10.750% due
  1,000,000  B     6/1/06........................................       950,000
                   RAB Enterprises, Inc., Sr. Notes, 10.500% due
  1,000,000  B-    5/1/05........................................       985,000
-------------------------------------------------------------------------------
                                                                      4,200,000
-------------------------------------------------------------------------------
 HOTELS -- 1.0%
                   HMH Properties Inc., Company Guaranty, 7.875%
  1,000,000  BB    due 8/1/08+...................................       950,000
-------------------------------------------------------------------------------
 INDUSTRIAL -- 8.7%
                   Amtrol Inc., Sr. Sub. Notes, 10.625% due
  1,104,000  B-    12/31/06+.....................................     1,058,460
                   Axia Inc., Sr. Sub. Notes, 10.750% due
  1,000,000  B-    7/15/08.......................................       985,000
                   Derby Cycle Corp., Sr. Notes, 10.000% due
  1,500,000  BBB   5/15/08.......................................     1,305,000
                   Generac Portable Products, Sr. Sub. Notes,
  1,500,000  B-    11.250% due 7/1/06............................     1,425,000
                   Imperial Home Decor Group, Sr. Sub. Notes,
  1,500,000  B-    11.000% due 3/15/08...........................     1,507,500
  1,000,000  B     MVE Inc., Sr. Notes, 12.500% due 2/15/02+.....     1,005,000
                   Viasystems Inc., Sr. Sub. Notes, 9.750% due
    750,000  B-    6/1/07+.......................................       652,500
-------------------------------------------------------------------------------
                                                                      7,938,460
-------------------------------------------------------------------------------
 METALS -- 2.0%
                   Metal Management Inc., Sr. Sub. Notes, 10.000%
  1,000,000  B-    due 5/15/08...................................       866,250
                   Ormet Corp., Company Guaranty, 11.000% due
  1,000,000  B-    8/15/08.......................................       972,500
-------------------------------------------------------------------------------
                                                                      1,838,750
-------------------------------------------------------------------------------
 PAPER -- 6.6%
                   Fonda Group, Inc., Sr. Sub. Notes, 9.500% due
  1,000,000  B-    3/1/07+.......................................       902,500
                   Millar Western Forest, Sr. Notes, 9.875% due
  1,650,000  B+    5/15/08.......................................     1,254,000
                   Plainwell Inc., Sr. Sub. Notes, 11.000% due
  1,000,000  B-    3/1/08........................................       988,750
                   Riverwood International Corp., Company
  2,000,000  B-    Guaranty, 10.625% due 8/1/07+.................     1,937,500
                   Sweetheart Cup Co., Inc., Sr. Notes, 9.625%
  1,000,000  B+    due 9/1/00+...................................       910,000
-------------------------------------------------------------------------------
                                                                      5,992,750
-------------------------------------------------------------------------------
 REAL ESTATE -- 2.6%
                   Albecca Inc., Sr. Sub. Notes, 10.750% due
  1,000,000  B-    8/15/08.......................................       976,250
                   Reliant Building Products, Sr. Sub. Notes,
  1,500,000  B-    10.875% due 5/1/04+...........................     1,383,750
-------------------------------------------------------------------------------
                                                                      2,360,000
-------------------------------------------------------------------------------
 RETAIL -- 6.3%
                   AAI.Fostergrant Inc., Sr. Notes, 10.750% due
  1,500,000  B+    7/15/06.......................................     1,477,500
                   Eagle Food Center Inc., Sr. Notes, 8.625% due
  1,000,000  B+    4/15/00+......................................       926,250
                   Frank's Nursery & Crafts, Sr. Sub. Notes,
  1,500,000  B-    10.250% due 3/1/08+...........................     1,413,750
                   HMV Media Group PLC, Company Guaranty, 10.250%
  1,000,000  B     due 5/15/08...................................       945,000
                   Sonic Automotive Inc., Sr. Sub. Notes, 11.000%
  1,000,000  B-    due 8/1/08....................................       951,250
-------------------------------------------------------------------------------
                                                                      5,713,750
-------------------------------------------------------------------------------
 SERVICES -- 4.9%
                   Penhall Acquisition Corp., Sr. Notes, 12.000%
  2,000,000  B-    due 8/1/06....................................     1,805,000
                   U.S. Office Products Co., Sr. Sub. Notes,
  1,500,000  B-    9.750% due 6/15/08............................     1,271,250
                   Wesco Distribution Inc., Sr. Sub. Notes,
  1,500,000  B     9.125% due 6/1/08.............................     1,395,000
-------------------------------------------------------------------------------
                                                                      4,471,250
-------------------------------------------------------------------------------
 TRANSPORTATION -- 0.8%
                   Millenium Seacarriers, Sr. Sub. Notes, 12.000%
    750,000  B     due 7/25/05...................................       691,875
-------------------------------------------------------------------------------
                   TOTAL CORPORATE BONDS & NOTES (Cost --
                    $72,057,127).................................    69,780,612
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                             HIGH YIELD INVESTMENTS

 SHARES                             SECURITY                           VALUE
-------------------------------------------------------------------------------
 PREFERRED STOCK -- 1.1%
       1,000 HH Acquisition Corp., Exchangeable 13.500% (Cost --
               $1,000,000)........................................  $   980,000
-------------------------------------------------------------------------------
 WARRANTS -- 0.0%
       1,000 American Mobile Satellite Corp., Expire 4/1/08++
              (Cost -- $10,393)...................................        7,000
-------------------------------------------------------------------------------
             SUB-TOTAL INVESTMENTS (Cost -- $73,067,520)..........   70,767,612
-------------------------------------------------------------------------------
    FACE
   AMOUNT                           SECURITY                           VALUE
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS -- 22.4%
 $10,483,000 Goldman, Sachs & Co., 5.715% due 9/1/98; Proceeds at
             maturity -- $10,484,664;
             (Fully collateralized by U.S Treasury Notes, 5.125%
             due 8/31/00;
             Market value -- $10,697,263).........................   10,483,000
  10,000,000 Warburg Dillon Reed LLC, 5.710% due 9/1/98; Proceeds
             at maturity -- $10,001,586;
             (Fully collateralized by U.S Treasury Notes, 6.125%
             due 12/31/01;
             Market value -- $10,200,084).........................   10,000,000
-------------------------------------------------------------------------------
             TOTAL REPURCHASE AGREEMENTS (Cost -- $20,483,000)....   20,483,000
-------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost -- $93,550,520**)....  $91,250,612
-------------------------------------------------------------------------------

+ Security is exempt under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
++ Non-income producing security.
**  Aggregate cost for Federal income tax purposes is substantially the same.

 See page 125 for definition of ratings.





                           [PIE CHART APPEARS HERE]

                 Repurchase Agreements                   22.4%
                 Warrants & Preferred Stock               1.1%
                 Corporate Bonds & Notes                 76.5%

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                     INTERMEDIATE FIXED INCOME INVESTMENTS

     FACE
    AMOUNT                         SECURITY                          VALUE
------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES & OBLIGATIONS -- 55.2%
------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- 54.5%
 $  4,525,000 U.S. Treasury Notes, 6.875% due 7/31/99...........  $  4,592,649
    6,300,000 U.S. Treasury Notes, 5.875% due 11/15/99..........     6,357,204
    8,800,000 U.S. Treasury Notes, 5.625% due 11/30/99..........     8,855,352
    1,275,000 U.S. Treasury Notes, 6.250% due 6/30/01...........     1,327,874
   82,050,000 U.S. Treasury Notes, 6.250% due 10/31/01..........    84,863,495
   32,800,000 U.S. Treasury Notes, 6.250% due 4/30/02...........    34,516,096
    2,400,000 U.S. Treasury Notes, 3.625% due 7/15/02...........     2,385,000
   22,725,000 U.S. Treasury Notes, 5.750% due 8/15/03...........    23,423,794
  128,075,000 U.S. Treasury Notes, 6.500% due 8/15/05...........   138,925,514
    4,500,000 U.S. Treasury Notes, 6.625% due 2/15/27...........     5,267,205
      125,000 U.S. Treasury Strips, zero coupon due 11/15/99....       117,701
------------------------------------------------------------------------------
                                                                   310,631,884
------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES -- 0.7%
              Government Trust Certificate, Resolution Trust
              Corp.:
       55,338  9.000% due 9/25/28...............................        57,137
    3,875,000  7.500% due 10/25/28..............................     3,928,281
------------------------------------------------------------------------------
                                                                     3,985,418
------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
              (Cost -- $308,635,302)............................   314,617,302

-------------------------------------------------------------------------------
   FACE
  AMOUNT   RATING                     SECURITY                         VALUE
-------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES -- 31.0%
-------------------------------------------------------------------------------
 BANKING -- 5.2%
 1,075,000 A2*    Bank of Boston NA, Notes, 6.375% due 4/15/08...     1,101,875
 2,055,000 A3*    BB&T Corp., Bonds, 6.375% due 6/30/05..........     2,088,394
                  Capital One Bank, Medium Term Notes, 6.740% due
 3,675,000 BBB-   5/31/99........................................     3,693,375
                  Chase Manhattan Corp., Sub. Notes, 6.063% due
 2,000,000 A1*    12/30/09.......................................     1,955,000
                  Continental Bank N.A., Sub. Notes, 12.500% due
 2,425,000 Aa3*   4/1/01.........................................     2,825,125
                  First Interstate Bancorp, Sub. Capital Notes,
 1,500,000 A2*    8.625% due 4/1/99..............................     1,526,250
                  First National Bank of Boston, Notes, 8.375%
 2,000,000 A2*    due 12/15/02...................................     2,197,500
                  First Security Corp., Notes, 7.000% due
 2,325,000 Baa1*  7/15/05........................................     2,461,594
                  First USA Bank, Notes:
 3,275,000 AA      6.375% due 10/23/00...........................     3,336,406
   875,000 AA      5.850% due 2/22/01............................       876,260
 1,325,000 BBB+   Markel Corp., Notes, 7.250% due 11/1/03........     1,396,219
 2,350,000 A3*    Merita Bank, Sub. Notes, 7.500% due 12/29/49...     2,440,123
   500,000 A-     St. Georges Bank, Notes, 7.150% due 10/15/05#..       530,430
                  Svenska Handelsbanken, Sub. Notes, 7.125% due
 3,000,000 A1*    3/29/49#.......................................     3,077,670
-------------------------------------------------------------------------------
                                                                     29,506,221
-------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 14.7%
                  American Health Properties, Notes, 7.050% due
 2,500,000 BBB-   1/15/02........................................     2,587,500
 4,925,000 A3*    Amvescap PLC, Sr. Notes, 6.600% due 5/15/05....     5,048,125
 2,625,000 Baa1*  BanPonce Corp., Notes, 6.750% due 12/15/05.....     2,733,281
                  Bear, Stearns & Co., Inc., Notes, 6.750% due
 1,675,000 A      8/15/00........................................     1,714,781
                  Carramerica Realty Corp., Company Guaranteed,
 2,300,000 BBB    7.200% due 7/1/04..............................     2,423,625
                  Chase Mortgage Securities Corp., Sub. Bonds,
 3,575,000 BBB    7.370% due 5/19/07.............................     3,647,608
                  Chelsea GCA Realty Partnership, Notes, 7.750%
 2,300,000 BBB-   due 1/26/01....................................     2,374,750
 2,350,000 BBB-   Colonial Realty LP, Notes, 6.960% due 7/26/04..     2,455,750
 1,330,000 BBB    Conseco Inc., Notes, 6.800% due 6/15/05........     1,373,451
                  CP Limited Partnership, Sr. Notes, 8.750% due
   750,000 BBB    3/2/00.........................................       780,000
                  Evans Withycombe Residential Inc., Notes,
 1,000,000 A3*    7.500% due 4/15/04.............................     1,075,000
                  Finova Capital Corp., Notes, 6.450% due
 2,175,000 A-     6/1/00.........................................     2,202,188
                  Florida Property & Casualty, Notes, 7.250% due
   900,000 A-     7/1/02.........................................       940,500
                  Florida Resident Property & Casualty, Notes,
 3,450,000 A-     7.375% due 7/1/03..............................     3,631,125
 3,000,000 A-     Florida Windstorm, Bonds, 6.700% due 8/25/04...     3,108,750
                  Ford Motor Credit Co., Notes, 5.750% due
 5,600,000 A1*    1/25/01........................................     5,649,000
                  Franchise Finance Corp., Notes, 7.000% due
 2,000,000 BBB-   11/30/00.......................................     2,047,500
                  General Electric Capital Corp., Notes, 6.660%
 2,800,000 AAA    due 5/1/18.....................................     2,856,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                     INTERMEDIATE FIXED INCOME INVESTMENTS

   FACE
  AMOUNT   RATING                    SECURITY                         VALUE
-------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 14.7% (CONTINUED)
                  Goldman Sachs Group LP, Notes, 7.200% due
 $ 450,000 A+     3/1/07#.......................................   $    488,250
                  Guangdong Enterprises, Sr. Notes, 8.875% due
 7,275,000 Baa3*  5/22/07#......................................      3,564,750
 3,000,000 BBB+   H.F. Ahmanson, Notes, 8.250% due 10/1/02......      3,247,500
                  Homeside Lending, Inc., Notes:
 3,775,000 A+      6.875% due 6/30/02...........................      3,926,000
 4,000,000 A+      6.750% due 8/1/04............................      4,170,000
                  Household Financial Corp., Medium Term Notes:
 3,085,000 A       7.150% due 6/15/00...........................      3,169,838
 2,500,000 A       6.125% due 7/15/02...........................      2,534,375
                  Integra Financial Corp., Sub. Notes, 6.500%
 1,900,000 A2*    due 4/15/00...................................      1,926,125
                  Keystone Financial Midatlantic, Sr. Notes,
 1,350,000 BBB+   7.300% due 5/15/04............................      1,439,438
                  Norwest Financial, Inc., Notes, 6.375% due
 3,000,000 AA-    11/15/01......................................      3,086,250
                  Realty Income Corp., Inc., Notes, 7.750% due
 3,450,000 BBB-   5/6/07........................................      3,773,438
                  Spieker Properties, Notes, 6.650% due
 2,600,000 BBB    12/15/00......................................      2,642,250
                  United States Fidelity and Guarantee Corp.,
 2,100,000 A+     Sr. Notes, 8.375% due 6/15/01.................      2,239,125
                  Wharf Capital International Ltd., Notes,
 1,050,000 BBB+   8.875% due 11/1/04............................        727,125
-------------------------------------------------------------------------------
                                                                     83,583,398
-------------------------------------------------------------------------------
 HEALTH CARE -- 0.4%
 2,325,000 BBB-   Meditrust Corp., Notes, 7.375% due 7/15/00....      2,377,313
-------------------------------------------------------------------------------
 INDUSTRIAL -- 6.2%
                  Abitibi Consolidated Inc., Notes, 6.950% due
 3,000,000 BBB-   4/1/08........................................      2,951,250
 3,450,000 BBB    Brascan Ltd., Notes, 7.375% due 10/1/02.......      3,575,063
 5,025,000 BBB+   Comdisco Inc., Notes, 6.500% due 6/15/00......      5,100,375
                  EOP Operating LP, Sr. Notes, 6.375% due
 2,575,000 Baa1*  2/15/03.......................................      2,591,094
                  Georgia-Pacific Corp., Debentures, 9.950% due
 1,100,000 Baa2*  6/15/02.......................................      1,248,500
                  Great Atlantic and Pacific Tea Co., Inc., Sr.
 4,525,000 BBB-   Notes, 7.700% due 1/15/04.....................      4,739,938
                  La Quinta Inns, Inc., Notes, 7.110% due
 4,900,000 BBB-   10/17/01......................................      4,789,750
 2,000,000 A-     Lafarge Corp., Sr. Notes, 6.375% due 7/15/05..      2,010,000
 2,375,000 BBB+   Novacor Chemical, Notes, 6.500% due 9/22/00...      2,407,656
                  U.S. Filter Corp., Bonds, 6.500% due
 2,725,000 BBB    5/15/03#......................................      2,704,563
                  USA Waste Services, Inc., Notes, 6.500% due
 3,250,000 BBB+   12/15/02......................................      3,331,250
-------------------------------------------------------------------------------
                                                                     35,449,439
-------------------------------------------------------------------------------
 OIL -- 1.2%
                  Kern River Funding Corp., Sr. Notes, 6.720%
 2,750,000 A-     due 9/30/01...................................      2,825,625
                  Occidental Petroleum Corp., Notes:
   125,000 BBB     5.850% due 11/9/98...........................        124,896
 1,600,000 BBB     5.900% due 11/9/98...........................      1,599,136
 2,100,000 BBB     5.950% due 11/9/98...........................      2,098,677
-------------------------------------------------------------------------------
                                                                      6,648,334
-------------------------------------------------------------------------------
 POWER & LIGHTING -- 0.2%
                  System Energy Resources, Notes, 7.625% due
 1,100,000 BBB-   4/1/99........................................      1,109,625
-------------------------------------------------------------------------------
 REAL ESTATE -- 1.2%
                  Avalon Properties, Inc., Notes, 7.375% due
 2,450,000 BBB+   9/15/02.......................................      2,575,563
                  Simon Debartolo Group, Ltd.:
 3,025,000 BBB+    Company Guaranteed, 6.875% due 11/15/06......      3,066,594
 1,500,000 BBB+    Notes, 6.750% due 6/15/05#...................      1,511,250
-------------------------------------------------------------------------------
                                                                      7,153,407
-------------------------------------------------------------------------------
 RETAIL -- 1.0%
                  Sears Roebuck Acceptance Corp., Notes, 6.690%
 5,335,000 A2*    due 4/30/01...................................      5,488,381
-------------------------------------------------------------------------------
 TRANSPORTATION -- 0.9%
                  Wisconsin Central Transportation Corp., Notes,
 4,885,000 Baa2*  6.625% due 4/15/08............................      4,982,700
-------------------------------------------------------------------------------
                  TOTAL CORPORATE BONDS & NOTES (Cost --
                   $176,648,175)................................    176,298,818
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                     INTERMEDIATE FIXED INCOME INVESTMENTS

     FACE
    AMOUNT                         SECURITY                           VALUE
-------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES -- 9.4%
-------------------------------------------------------------------------------
 FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 0.3%
 $     60,400 FHLMC, 7.500% due 8/1/99..........................   $     61,646
    1,121,079 FHLMC, 6.000% due 1/1/12..........................      1,120,721
      450,947 FHLMC, 6.000% due 1/1/12..........................        450,803
-------------------------------------------------------------------------------
                                                                      1,633,170
-------------------------------------------------------------------------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 1.3%
    7,359,788 FNMA, Discount Note, 8.000% due 3/13/13...........      7,596,627
-------------------------------------------------------------------------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- 2.4%
      932,549 GNMA, 8.000% due 7/15/17..........................        978,599
      230,532 GNMA, 8.000% due 11/15/17.........................        241,916
    7,543,510 GNMA, 9.000% due 12/15/17.........................      8,144,577
    4,375,000 GNMA, 8.000% due 9/15/28..........................      4,541,775
-------------------------------------------------------------------------------
                                                                     13,906,867
-------------------------------------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) -- 5.4%
              ACC Automobile Receivables Trust, 6.700% due
    1,920,978 12/17/03#.........................................      1,947,391
    3,150,708 Ameresco Commercial Lending, 7.120% due 9/17/12#..      3,296,428
              Chase Credit Card Master Trust, 6.777% due
    4,000,000 5/15/07...........................................      3,995,200
    5,382,000 EQCC Home Equity Trust, 7.160% due 3/15/13........      5,556,915
    1,600,000 Green Tree Financial Corp., 7.450% due 7/15/27....      1,735,840
              The Money Store Home Equity Trust, 7.000% due
    4,350,000 4/15/28...........................................      4,611,218
              Mortgage Capital Funding, Inc.:
    2,625,000  7.900% due 2/15/06...............................      2,816,126
    2,766,000  7.800% due 4/15/06...............................      2,967,392
              Residential Funding Mortgage Securities, Inc.,
    3,690,720 6.750% due 11/25/12...............................      3,725,340
-------------------------------------------------------------------------------
                                                                     30,651,850
-------------------------------------------------------------------------------
              TOTAL MORTGAGE-BACKED SECURITIES (Cost --
               $52,952,137).....................................     53,788,514
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                     INTERMEDIATE FIXED INCOME INVESTMENTS

     FACE
    AMOUNT                          SECURITY                           VALUE
--------------------------------------------------------------------------------
 REGIONAL GOVERNMENT OBLIGATION -- 0.7%
              Quebec Province, 7.500% due 7/15/02 (Cost --
 $  3,500,000  $3,646,160).......................................   $  3,710,000
--------------------------------------------------------------------------------
 NATIONAL GOVERNMENT OBLIGATION -- 0.4%
              Republic of Lithuania, 7.125% due 7/22/02# (Cost --
    2,500,000  $2,492,225).......................................      2,415,625
--------------------------------------------------------------------------------
 SHORT-TERM NOTE -- 1.7%
              Abbey National PLC, 5.500% due 10/10/98 (Cost --
   10,000,000  $9,937,739).......................................      9,934,500
--------------------------------------------------------------------------------
              SUB-TOTAL INVESTMENTS (Cost -- $554,311,738).......    560,764,759
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 1.6%
    8,826,000 Goldman, Sachs & Co., 5.715% due 9/1/98; Proceeds
              at maturity -- $8,827,401;
              (Fully collateralized by U.S Treasury Notes, 5.125%
              due 8/31/00;
              Market value -- $9,006,395) (Cost -- $8,826,000)...      8,826,000
--------------------------------------------------------------------------------
              TOTAL INVESTMENTS -- 100% (Cost --
                $563,137,738**)..................................   $569,590,759
--------------------------------------------------------------------------------

# Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
** Aggregate cost for Federal income tax purposes is substantially the same.

 See page 125 for definition of ratings.



                         Classification of Investments

                           [Pie Chart appears here]

             Short-Term Note                                 1.7%
             Corporate Bonds & Notes                        31.0%
             National Government Obligation                  0.4%
             Mortgage-Backed Securities                      9.4%
             Repurchase Agreement                            1.6%
             U.S. Government & Agencies & Obligations       55.2%
             Regional Government Obligation                  0.7%


                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                           LONG-TERM BOND INVESTMENTS

    FACE
   AMOUNT                          SECURITY                          VALUE
------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES & OBLIGATIONS -- 53.2%
------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- 46.8%
 $ 1,400,000 U.S. Treasury Notes, 11.750% due 11/15/14..........  $  2,155,342
   3,580,000 U.S. Treasury Notes, 7.500% due 11/15/16...........     4,420,154
  10,730,000 U.S. Treasury Notes, 8.500% due 2/15/20............    14,805,683
   6,000,000 U.S. Treasury Notes, 8.750% due 5/15/20............     8,481,660
   1,225,000 U.S. Treasury Notes, 8.125% due 8/15/21............     1,645,261
   5,150,000 U.S. Treasury Bonds, 11.250% due 2/15/15...........     8,470,463
  12,285,000 U.S. Treasury Bonds, 7.875% due 2/15/21............    16,058,706
  13,625,000 U.S. Treasury Bonds, 6.875% due 8/15/25............    16,328,745
     225,000 U.S. Treasury Bonds, 6.125% due 11/15/27...........       249,523
------------------------------------------------------------------------------
                                                                    72,615,537
------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY -- 6.4%
   4,550,000 FGLMC Remic, 6.250% due 10/15/27...................     4,643,912
   5,024,000 FGLMC Remic, 6.500% due 6/15/28....................     5,289,016
------------------------------------------------------------------------------
                                                                     9,932,928
------------------------------------------------------------------------------
             TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
             (Cost -- $75,175,383)..............................    82,548,465
------------------------------------------------------------------------------

    FACE
   AMOUNT    RATING                    SECURITY                        VALUE
-------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES -- 46.3%
-------------------------------------------------------------------------------
 BANKING -- 7.9%
   3,875,000  AAA   Bank Austria AG, 7.250% due 2/15/17#..........    4,214,062
                    International Bank of Reconstruction &
   3,350,000  AAA   Development, 8.250% due 9/1/16................    4,338,250
   3,000,000  A     NCNB Corp., 9.375% due 9/15/09................    3,716,250
-------------------------------------------------------------------------------
                                                                     12,268,562
-------------------------------------------------------------------------------
 CONSUMER PRODUCTS -- 2.8%
   1,550,000  A+    BestFoods, 6.625% due 4/15/28.................    1,586,813
   2,075,000  AA    Proctor & Gamble Co., 9.360% due 1/1/21.......    2,840,156
-------------------------------------------------------------------------------
                                                                      4,426,969
-------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 11.7%
   3,300,000  AA    American Re Corp., 7.450% due 12/15/26........    3,724,875
   2,400,000  BBB-  Continental Corp., 8.375% due 8/15/12.........    2,844,000
                    Lubermens Mutual Casualty, Surplus Notes,
   1,450,000  A-    8.300% due 12/1/37#...........................    1,589,562
                    Metropolitan Life Insurance Co., Surplus Note,
   3,700,000  A+    7.800%, due 11/1/25...........................    4,157,875
   3,000,000  A+    Nationwide CSN Trust, 9.875% due 2/15/25......    3,720,000
                    US West Capital Funding Inc., 6.875% due
   2,100,000  A-    7/15/28.......................................    2,084,250
-------------------------------------------------------------------------------
                                                                     18,120,562
-------------------------------------------------------------------------------
 INDUSTRIAL -- 4.1%
                    Applied Materials, Inc., Sr. Notes, 7.125% due
   4,500,000  BBB+  10/15/17......................................    4,612,500
   1,600,000  AA-   Cargill Inc., 6.875% due 5/1/28...............    1,694,000
-------------------------------------------------------------------------------
                                                                      6,306,500
-------------------------------------------------------------------------------
 MEDIA & ENTERTAINMENT -- 3.8%
                    News America Holdings, Inc., 9.250% due
   1,275,000  BBB-  2/1/13........................................    1,549,125
   3,800,000  BBB-  Time Warner Inc., 8.375% due 7/15/33..........    4,455,500
-------------------------------------------------------------------------------
                                                                      6,004,625
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                           LONG-TERM BOND INVESTMENTS

    FACE
   AMOUNT    RATING                    SECURITY                        VALUE
--------------------------------------------------------------------------------
 MISCELLANEOUS -- 5.8%
 $ 3,250,000  BBB+  Boston University, 7.625% due 7/15/2097......   $  3,749,689
                    International Business Machines Corp., 6.500%
   1,700,000  A+    due 1/15/28+.................................      1,680,875
   2,850,000  BBB+  Ogden Corp., 9.250% due 3/1/22...............      3,541,125
--------------------------------------------------------------------------------
                                                                       8,971,689
--------------------------------------------------------------------------------
 RETAIL -- 1.0%
                    May Department Stores Co., 8.300% due
   1,375,000  A     7/15/26......................................      1,553,750
--------------------------------------------------------------------------------
 TRANSPORTATION -- 1.7%
   2,468,018  BBB+  Federal Express Corp., 7.630% due 1/5/14.....      2,628,440
--------------------------------------------------------------------------------
 UTILITIES -- 7.5%
                    BellSouth Telecommunications Inc., 7.000% due
   2,250,000  AAA   10/1/25......................................      2,413,125
                    Columbia Gas Systems Inc., 7.320% due
   3,750,000  BBB+  11/28/10.....................................      4,021,875
   3,000,000  A+    New York Telephone, 6.700% due 11/1/23.......      3,026,250
   2,100,000  A-    Puget Sound Energy Inc., 6.740% due 6/15/18..      2,126,250
--------------------------------------------------------------------------------
                                                                      11,587,500
--------------------------------------------------------------------------------
                    TOTAL CORPORATE BONDS & NOTES (Cost --
                     $65,593,304)................................     71,868,597
--------------------------------------------------------------------------------
                    SUB-TOTAL INVESTMENTS (Cost --
                     $140,768,687)...............................    154,417,062
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 0.5%
     768,000        Goldman Sachs & Co., 5.715% due 9/1/98;
                    Proceeds at maturity -- $768,122;
                    (Fully collateralized by U.S. Treasury Notes,
                    5.125% due 8/31/00;
                    Market value -- $783,697) (Cost --
                     $768,000)...................................        768,000
--------------------------------------------------------------------------------
                    TOTAL INVESTMENTS -- 100% (Cost --
                     $141,536,687**).............................   $155,185,062
--------------------------------------------------------------------------------

# Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
+ A portion of this security is on loan (See Note 12).
** Aggregate cost for Federal income tax purposes is substantially the same.

  See page 125 for definition of ratings.



                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                           MUNICIPAL BOND INVESTMENTS

    FACE
   AMOUNT   RATING                     SECURITY                        VALUE
-------------------------------------------------------------------------------
 ALABAMA -- 5.3%
 $2,735,000 AAA     Alabama Agricultural & Mechanical University
                     Revenue, MBIA-Insured, 5.250% due 11/1/13...   $ 2,837,562
  1,200,000 AAA     Alabama Water Pollution Control Authority,
                     Revolving Loan, Series A, AMBAC-Insured,
                     5.250% due 8/15/10..........................     1,263,000
-------------------------------------------------------------------------------
                                                                      4,100,562
-------------------------------------------------------------------------------
 ARIZONA -- 3.2%
  2,500,000 VMIG 1* Phoenix, AZ GO, Series 95-2, 3.300% due
                     6/1/20 (a)..................................     2,500,000
-------------------------------------------------------------------------------
 CALIFORNIA -- 6.7%
  2,000,000 A+      California State GO, 5.500% due 9/1/17 (b)...     2,105,000
  3,000,000 AA-     San Francisco, CA Bay Area Rapid
                     Transportation, District Sales Tax Revenue,
                     5.250% due 7/1/16 (b).......................     3,097,500
-------------------------------------------------------------------------------
                                                                      5,202,500
-------------------------------------------------------------------------------
 FLORIDA -- 7.2%
  2,300,000 AA      Jacksonville, FL Electric Authority Revenue,
                     St. Johns River, Issue 2, Series 11,
                     5.250% due 10/1/20..........................     2,346,000
  3,000,000 AAA     Miami-Dade County, FL School District, FSA-
                     Insured, 5.375% due 8/1/10..................     3,247,500
-------------------------------------------------------------------------------
                                                                      5,593,500
-------------------------------------------------------------------------------
 MASSACHUSETTS -- 7.9%
  3,000,000 AAA     Massachusetts Bay Transportation Authority,
                     Massachusetts General Transportation System,
                     Series A, MBIA-Insured, 5.000% due 3/1/18...     3,007,500
  3,000,000 AA-     Massachusetts State GO, Consumer Loan, Series
                     C, 5.250% due 8/1/15........................     3,090,000
-------------------------------------------------------------------------------
                                                                      6,097,500
-------------------------------------------------------------------------------
 MICHIGAN -- 10.2%
  2,200,000 AAA     Battle Creek, MI Downtown Development             2,211,000
                     Authority, MBIA-Insured, 5.000% due 5/1/17
                     ............................................
  1,660,000 AAA     Chelsea, MI School District, FGIC-Insured,
                     4.750% due 5/1/11...........................     1,674,525
  1,000,000 AA      Michigan State Building Authority, Revenue
                     Facility Program, Series II, 5.050% due
                     10/15/14....................................     1,012,500
  3,000,000 AA      Royal Oak, MI Hospital Finance Authority,
                     William Beaumont Hospital, 5.250% due
                     1/1/20......................................     3,015,000
-------------------------------------------------------------------------------
                                                                      7,913,025
-------------------------------------------------------------------------------
 MISSOURI -- 4.1%
  3,000,000 AAA     St. Louis, MO Board of Education GO, Series
                     B, FGIC-Insured, 5.500% due 4/1/14..........     3,161,250
-------------------------------------------------------------------------------
 NEW YORK -- 22.9%
                    New York City, NY GO:
  3,900,000 VMIG 1*  Series B, Sub-Series B6, MBIA-Insured,
                     3.250% due 8/15/05 (a)......................     3,900,000
  3,000,000 A-       Series C, 5.250% due 8/15/13................     3,071,250
  2,000,000 AAA      Series J, MBIA-Insured, 5.250% due 8/1/08...     2,142,500
  2,000,000 AAA     New York City, NY City Municipal Water
                     Finance Authority, Series A, FGIC-Insured,
                     5.125% due 6/15/17..........................     2,022,500
  2,000,000 A-      New York State Dormitory Authority, Series A,
                     5.500% due 5/15/13 (b)......................     2,170,000
  2,000,000 Aa2*    New York State Environmental Facilities
                     Corp., Series D, 5.875% due 6/15/14.........     2,150,000
  1,000,000 A       New York State GO, Series F, 5.250% due
                     9/15/13.....................................     1,045,000
  1,200,000 A-1+    Port Authority of New York & New Jersey,
                     Special Obligation Revenue, Series 5,
                     3.550% due 8/1/24 (a).......................     1,200,000
-------------------------------------------------------------------------------
                                                                     17,701,250
-------------------------------------------------------------------------------
 NORTH CAROLINA -- 2.9%
  2,000,000 AA      Charlotte-Mecklenberg, NC Hospital Authority,
                     Carolinas Healthcare System, Series A,
                     6.000% due 1/15/09..........................     2,230,000
-------------------------------------------------------------------------------
 OHIO -- 1.3%
  1,000,000 Aa2*    Hamilton County, OH GO, 5.200% due 12/1/13...     1,038,750
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                           MUNICIPAL BOND INVESTMENTS

    FACE
   AMOUNT   RATING                     SECURITY                        VALUE
-------------------------------------------------------------------------------
 PENNSYLVANIA -- 10.3%
 $3,000,000  AAA   Pennsylvania State Higher Education, Temple
                    University, First Series, MBIA-Insured,
                    5.250% due 4/1/17.............................  $ 3,067,500
  2,750,000  AA    Pennsylvania State Higher Education Facility
                    Authority, College & University Revenues,
                    Series A, 5.900% due 9/1/14 (b)...............    2,987,187
  1,865,000  AAA   Solanco, PA School District GO, FGIC-Insured,
                    5.200% due 2/15/14............................    1,911,625
-------------------------------------------------------------------------------
                                                                      7,966,312
-------------------------------------------------------------------------------
 TENNESSEE -- 3.0%
  2,190,000  AA    Memphis, TN GO, 5.250% due 10/1/12.............    2,288,550
-------------------------------------------------------------------------------
 TEXAS -- 6.1%
  2,000,000  AAA   Dallas, TX GO, 5.000% due 2/15/12..............    2,055,000
  2,465,000  AAA   Lake Travis, TX ISD, 5.250% due 2/15/10........    2,646,795
-------------------------------------------------------------------------------
                                                                      4,701,795
-------------------------------------------------------------------------------
 UTAH -- 2.6%
  2,000,000  AAA   Utah State Board Regents Revenue, University
                    Utah-Auxillary & Campus, Series A, MBIA-
                    Insured, 5.250% due 4/1/15....................    2,050,000
-------------------------------------------------------------------------------
 VERMONT -- 1.5%
  1,000,000  AAA   Burlington, VT Electric Revenue, MBIA-Insured,
                    6.250% due 7/1/12.............................    1,165,000
-------------------------------------------------------------------------------
 WASHINGTON -- 4.8%
  1,440,000  AAA   King County, WA Enumclaw School District #216,
                    FGIC-Insured, 6.250% due 12/1/09..............    1,675,800
  2,000,000  AAA   Washington State Public Power Supply System,
                    (Nuclear Project #2), Series A, FSA-Insured,
                    5.000% due 7/1/10.............................    2,057,500
-------------------------------------------------------------------------------
                                                                      3,733,300
-------------------------------------------------------------------------------
                   TOTAL INVESTMENTS -- 100% (Cost --
                    $76,000,304**)                                  $77,443,294
-------------------------------------------------------------------------------

(a) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(b) Security segregated by Custodian for open purchase commitment.
** Aggregate cost for Federal income tax purposes is substantially the same.

See page 125 for definition of ratings and certain security descriptions.




                         Classification of Investments

                           [Pie Chart appears here]

                     Massachusetts                   7.9%
                     Pennsylvania                   10.3%
                     New York                       22.9%
                     Florida                         7.2%
                     Alabama                         5.3%
                     Michigan                       10.2%
                     Texas                           6.1%
                     Washington                      4.8%
                     California                      6.7%
                     Other States                   18.6%


                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                          MORTGAGE BACKED INVESTMENTS

    FACE
   AMOUNT                        SECURITY                         VALUE
------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES -- 92.5%
------------------------------------------------------------------------------
 FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 40.5%
 $    69,420 FHLMC, 7.500% due 6/1/16........................  $    71,959
   1,318,226 FHLMC, 8.000% due 8/1/08 - 6/1/17...............    6,994,450
   2,973,859 FHLMC, 8.500% due 12/1/06 - 7/1/17..............    3,129,987
     776,144 FHLMC, 9.000% due 12/1/04 - 7/1/11..............      814,839
     774,720 FHLMC, 9.500% due 10/1/08 - 8/1/16..............      826,286
     310,381 FHLMC, 10.000% due 4/1/09 - 10/1/09.............      337,732
     140,097 FHLMC, 10.250% due 11/1/03 - 2/1/10.............      153,100
     199,514 FHLMC, 11.000% due 4/1/00 - 10/1/00.............      211,298
      71,029 FHLMC, 11.500% due 10/1/15......................       79,842
   4,950,002 FHLMC GOLD, 6.000% due 7/1/28 - 8/1/28..........    4,886,672
  14,460,351 FHLMC GOLD, 6.500% due 2/1/11 - 6/1/28..........   14,578,816
   7,021,882 FHLMC GOLD, 7.000% due 5/1/12 - 12/1/27.........    7,176,164
  23,826,583 FHLMC GOLD, 7.500% due 12/1/12 - 12/1/27+.......   24,476,720
   6,757,155 FHLMC GOLD, 8.000% due 5/1/06 - 12/1/26.........    1,376,715
     842,974 FHLMC GOLD, 8.500% due 9/1/08 - 2/1/18..........      879,855
     110,574 FHLMC GOLD, 9.500% due 4/1/10...................      117,762
------------------------------------------------------------------------------
                                                                66,112,197
------------------------------------------------------------------------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 27.7%
   2,471,384 FNMA, 5.500% due 11/1/08........................    2,423,489
   9,338,196 FNMA, 6.000% due 9/1/08 - 12/1/23...............    9,285,591
  17,124,166 FNMA, 6.500% due 3/1/09 - 5/1/28................   17,219,825
   2,975,473 FNMA, 7.000% due 1/1/24.........................    3,031,264
   5,457,660 FNMA, 7.500% due 12/1/06 - 9/1/23...............    5,609,845
   3,378,617 FNMA, 8.000% due 9/1/02 - 12/1/22...............    3,501,635
   1,060,608 FNMA, 8.500% due 6/1/06 - 6/1/17................    1,105,661
   2,001,806 FNMA, 9.000% due 8/1/02 - 4/1/09................    2,107,740
     481,357 FNMA, 9.500% due 4/1/01 - 11/1/21...............      512,632
      38,681 FNMA, 10.000% due 1/1/21........................       41,921
     198,833 FNMA, 10.750% due 10/1/12.......................      219,463
      77,534 FNMA, 12.500% due 6/1/15........................       89,067
------------------------------------------------------------------------------
                                                                45,148,133
------------------------------------------------------------------------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- 24.3%
  19,344,790 GNMA I, 7.000% due 4/15/23 - 3/15/28............   19,767,861
   3,564,294 GNMA I, 7.500% due 8/15/27 - 9/15/27............    3,674,538
   3,965,663 GNMA I, 8.000% due 1/15/14 - 8/15/23............    4,116,835
     915,373 GNMA I, 8.500% due 5/15/17 - 7/15/27............      966,864
     173,756 GNMA I, 9.000% due 10/15/16.....................      185,702
     335,984 GNMA I, 9.500% due 12/15/16 - 8/15/19...........      363,175
     145,072 GNMA I, 11.000% due 7/15/10 - 9/15/10...........      162,889
   6,876,906 GNMA II, 6.500% due 12/20/23 - 5/20/24..........    6,898,363
   1,008,032 GNMA II, 7.000% due 11/20/16....................    1,025,673
   1,517,056 GNMA II, 8.500% due 6/20/16 - 1/20/17...........    1,591,013
     760,839 GNMA II, 9.000% due 4/20/17 - 11/20/21..........      807,441
------------------------------------------------------------------------------
                                                                39,560,354
------------------------------------------------------------------------------
             TOTAL MORTGAGE-BACKED SECURITIES (Cost --
              $148,553,267)..................................  150,820,684
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                          MORTGAGE BACKED INVESTMENTS

    FACE
   AMOUNT                        SECURITY                          VALUE
--------------------------------------------------------------------------------
 U.S. TREASURY NOTES -- 1.3%
 $2,000,000 U.S. Treasury Notes, 6.125% due 8/15/07 (Cost --
             $2,073,905).....................................   $  2,139,880
--------------------------------------------------------------------------------
            SUB-TOTAL INVESTMENTS (Cost -- $150,627,172).....    152,960,564
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS -- 6.2%
  8,200,000 Morgan Stanley & Co., 5.510% due 9/14/98;
            Proceeds at maturity -- $8,240,162;
            (Fully collateralized by Federal National
            Mortgage Assoc., 7.000% due 5/1/13;
            Market value -- $8,374,250)......................      8,200,000
  1,944,000 Goldman, Sachs & Co., 5.715% due 9/1/98; Proceeds
            at maturity -- $1,944,309;
            (Fully collateralized by U.S. Treasury Notes,
            5.125% due 8/31/00;
            Market value -- $1,983,734)......................      1,944,000
--------------------------------------------------------------------------------
            TOTAL REPURCHASE AGREEMENTS (Cost --
             $10,144,000)....................................     10,144,000
--------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100% (Cost --
             $160,771,172**).................................   $163,104,564
--------------------------------------------------------------------------------

+  A portion of this security is traded on a "to-be-announced" basis (See Note
   10).
**  Aggregate cost for Federal income tax purposes is substantially the same.



                         Classification of Investments

                           [Pie Chart appears here]

                     FNMA                            27.7%
                     FHLMC                           40.5%
                     GNMA                            24.3%
                     Repurchase Agreements            6.2%
                     U.S. Treasury Notes              1.3%


                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                              BALANCED INVESTMENTS

   SHARES                           SECURITY                            VALUE
--------------------------------------------------------------------------------
 COMMON STOCK -- 71.4%
--------------------------------------------------------------------------------
 AEROSPACE -- 3.7%
     29,200 Boeing Co..............................................  $   903,375
     36,300 Raytheon Co., Class B Shares...........................    1,656,187
--------------------------------------------------------------------------------
                                                                       2,559,562
--------------------------------------------------------------------------------
 CAPITAL GOODS -- 1.2%
     24,700 York International Corp.+..............................      855,237
--------------------------------------------------------------------------------
 CHEMICAL -- 3.2%
     30,700 Praxair Inc............................................    1,101,362
     45,600 Sherwin-Williams Co....................................    1,088,700
--------------------------------------------------------------------------------
                                                                       2,190,062
--------------------------------------------------------------------------------
 CONSUMER DURABLES -- 2.9%
     15,000 Magna International Inc.+..............................      899,062
     45,700 Masco Corp.+...........................................    1,051,100
--------------------------------------------------------------------------------
                                                                       1,950,162
--------------------------------------------------------------------------------
 CONSUMER PRODUCTS -- 11.3%
     38,200 American Greetings Corp., Class A Shares...............    1,399,075
     39,500 American Home Products Corp.+..........................    1,979,937
     26,500 Fort James Corp........................................      771,812
      9,900 Loews Corp.+...........................................      835,313
     35,800 Philip Morris Cos., Inc................................    1,487,938
     62,800 Wendy's International Inc.+............................    1,259,925
--------------------------------------------------------------------------------
                                                                       7,734,000
--------------------------------------------------------------------------------
 CONSUMER SERVICES -- 0.9%
     16,300 Starwood Hotels & Resorts..............................      594,950
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 15.0%
     16,200 BankAmerica Corp.......................................    1,037,813
     38,600 First Union Corp.......................................    1,872,100
     22,000 Fleet Financial Group, Inc. ...........................    1,442,375
     22,400 H.F. Ahmanson & Co. ...................................    1,194,200
     34,799 Household International Inc............................    1,285,388
     26,760 National City Corp. ...................................    1,572,150
      9,000 Providian Financial Corp. .............................      577,688
     36,100 U.S. Bancorp...........................................    1,231,913
--------------------------------------------------------------------------------
                                                                      10,213,627
--------------------------------------------------------------------------------
 INSURANCE -- 3.2%
     25,700 Aon Corp.+.............................................    1,607,856
     16,300 Torchmark Corp. .......................................      582,725
--------------------------------------------------------------------------------
                                                                       2,190,581
--------------------------------------------------------------------------------
 OIL & GAS -- 8.0%
     15,600 Amoco Corp.............................................      706,875
     15,600 Consolidated Natural Gas Co............................      683,475
     33,100 Elf Aquitaine Sponsored ADR+...........................    1,617,763
     20,300 Kerr-McGee Corp........................................      784,088
     17,900 Schlumberger Ltd.+.....................................      784,244
     33,500 USX-Marathon Group.....................................      871,000
--------------------------------------------------------------------------------
                                                                       5,447,445
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                              BALANCED INVESTMENTS

   SHARES                          SECURITY                            VALUE
-------------------------------------------------------------------------------
 PUBLISHING -- 2.0%
     23,400 Gannett Co., Inc. ....................................  $ 1,380,600
-------------------------------------------------------------------------------
 RETAIL -- 2.2%
     13,500 J.C. Penney Co.+......................................      669,094
     27,900 Nordstrom Inc. .......................................      835,256
-------------------------------------------------------------------------------
                                                                      1,504,350
-------------------------------------------------------------------------------
 TECHNOLOGY -- 5.8%
     12,100 Hewlett-Packard Co. ..................................      587,606
     18,150 International Business Machines Corp. ................    2,044,144
     14,900 Xerox Corp. ..........................................    1,308,406
-------------------------------------------------------------------------------
                                                                      3,940,156
-------------------------------------------------------------------------------
 TELEPHONE -- 6.1%
     22,000 AT&T Corp.+...........................................    1,102,750
     31,900 MCI Communications Corp. .............................    1,595,000
     37,900 SBC Communications, Inc. .............................    1,440,200
-------------------------------------------------------------------------------
                                                                      4,137,950
-------------------------------------------------------------------------------
 TRANSPORTATION -- 3.6%
     15,900 Burlington Northern Santa Fe Corp. ...................    1,479,694
     41,000 Ryder Systems Inc. ...................................      966,062
-------------------------------------------------------------------------------
                                                                      2,445,756
-------------------------------------------------------------------------------
 UTILITIES -- 2.3%
     14,600 Duke Energy Corp.+....................................      910,675
     23,300 Entergy Corp. ........................................      671,331
-------------------------------------------------------------------------------
                                                                      1,582,006
-------------------------------------------------------------------------------
            TOTAL COMMON STOCK (Cost -- $47,028,844)..............   48,726,444
-------------------------------------------------------------------------------
    FACE
   AMOUNT                          SECURITY                            VALUE
-------------------------------------------------------------------------------
 U.S. TREASURY NOTES -- 17.3%
 $4,000,000 U.S. Treasury Notes, 6.625% due 4/30/02...............    4,209,280
  3,300,000 U.S. Treasury Notes, 7.250% due 8/15/04...............    3,667,389
  3,600,000 U.S. Treasury Notes, 6.500% due 5/15/05...............    3,889,152
-------------------------------------------------------------------------------
            TOTAL U.S. TREASURY NOTES (Cost -- $11,424,203).......   11,765,821
-------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES -- 8.1%
-------------------------------------------------------------------------------
 FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 1.2%
    188,269 FHLMC GOLD, 7.500% due 4/1/10.........................      193,857
    283,792 FHLMC, Multiclass Mortgage PC, 7.000% due 8/15/06.....      285,719
    350,000 FHLMC, Multiclass Mortgage PC, 7.500% due 7/15/22.....      368,361
-------------------------------------------------------------------------------
                                                                        847,937
-------------------------------------------------------------------------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- 6.9%
    127,634 GNMA I, 9.000% due 3/15/20............................      136,409
    142,268 GNMA I, 9.000% due 5/15/20............................      152,050
    415,486 GNMA I, 9.000% due 6/15/20............................      444,051
    451,158 GNMA I, 9.000% due 6/15/21............................      482,175
    133,607 GNMA I, 8.500% due 12/15/21...........................      141,123
    171,903 GNMA I, 9.000% due 4/15/22............................      183,722
    373,364 GNMA I, 8.000% due 5/15/22............................      387,597
    441,237 GNMA I, 8.000% due 7/15/22............................      458,058
    218,010 GNMA I, 8.000% due 8/15/22............................      226,321
    495,637 GNMA I, 7.500% due 10/15/22...........................      510,968
    256,418 GNMA I, 8.000% due 11/15/22...........................      266,194

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                              BALANCED INVESTMENTS

    FACE
   AMOUNT                          SECURITY                           VALUE
------------------------------------------------------------------------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- 6.9%
 (CONTINUED)
 $  497,498 GNMA I, 7.000% due 6/15/23...........................  $   508,379
     77,530 GNMA I, 9.000% due 6/15/25...........................       82,860
    235,361 GNMA II, 9.000% due 5/20/16..........................      249,777
    250,353 GNMA II, 9.000% due 7/20/16..........................      265,687
    193,395 GNMA II, 9.000% due 3/20/20..........................      205,241
------------------------------------------------------------------------------
                                                                     4,700,612
------------------------------------------------------------------------------
            TOTAL MORTGAGE-BACKED SECURITIES (Cost --
             $5,515,183).........................................    5,548,549
------------------------------------------------------------------------------

    FACE
   AMOUNT   RATING                  SECURITY                           VALUE
-------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES -- 3.0%
-------------------------------------------------------------------------------
 BANKING -- 0.9%
                   NationsBank Corp., Sr. Notes, 5.375% due
    600,000  Aa3*  4/15/00........................................      599,250
-------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT -- 0.6%
    400,000  A     Texas Instruments, Inc., 6.875% due 7/15/00....      410,500
-------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 1.2%
                   Ford Motor Credit Co., Notes, 5.750% due
    400,000  A1*   1/25/01........................................      403,500
    400,000  A     Household Finance Co., 6.450% due 3/15/01......      409,500
-------------------------------------------------------------------------------
                                                                        813,000
-------------------------------------------------------------------------------
 TECHNOLOGY -- 0.3%
    200,000  A     Lucent Technologies, 6.900% due 7/15/01........      208,500
-------------------------------------------------------------------------------
                   TOTAL CORPORATE BONDS & NOTES (Cost --
                    $1,994,371)...................................    2,031,250
-------------------------------------------------------------------------------
                   SUB-TOTAL INVESTMENTS (Cost -- $65,962,601)....   68,072,064
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 0.2%
    144,000        Goldman, Sachs & Co., 5.715% due 9/1/98;
                   Proceeds at maturity -- $144,023;
                   (Fully collateralized by U.S. Treasury Notes,
                   5.125% due 8/31/00;
                   Market value -- $146,943) (Cost -- $144,000)...      144,000
-------------------------------------------------------------------------------
                   TOTAL INVESTMENTS -- 100% (Cost --
                    $66,106,601**) ...............................  $68,216,064
-------------------------------------------------------------------------------

+   All or a portion of this security is on loan (See Note 12).
**  Aggregate cost for Federal income tax purposes is substantially the same.

   See page 125 for definition of ratings.




                         Classification of Investments

                           [Pie Chart appears here]

             Consumer Products                               11.3%
             Oil & Gas                                        8.0%
             Financial Services                              16.2%
             Technology                                       6.1%
             Telephone                                        6.1%
             Other Common Stocks & Corporate Bonds & Notes   26.7%
             Repurchase Agreement                             0.2%
             U.S. Treasury Notes                             17.3%
             Mortgage-Backed Securities                       8.1%


                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 COMMON STOCK -- 98.5%
--------------------------------------------------------------------------------
 BUSINESS EQUIPMENT & SERVICES -- 2.1%
  53,600 Browning Ferris Industries, Inc........................  $    1,742,000
 118,500 Deluxe Corp............................................       3,436,500
 266,000 Dun & Bradstreet Corp.+................................       6,251,000
 145,000 Electronic Data Systems Co. ...........................       4,857,500
  26,100 National Service Industries, Inc.......................         972,225
 110,500 Office Depot Inc. *....................................       2,817,750
  49,200 Pitney Bowes, Inc.+....................................       2,441,550
 543,800 Republic Industries Inc. +*............................       9,618,463
 155,200 Viad Corp. ............................................       3,220,400
--------------------------------------------------------------------------------
                                                                      35,357,388
--------------------------------------------------------------------------------
 CAPITAL GOODS -- 3.9%
  30,000 Aeroquip-Vickers Inc. .................................       1,209,375
 160,800 Caterpillar, Inc.+.....................................       6,783,750
  36,800 Cooper Cameron Corp. *.................................         782,000
  35,900 Cooper Industries, Inc.................................       1,527,994
  59,700 Crane Co.+.............................................       2,402,925
 155,500 Deere & Co.+...........................................       5,121,781
  43,500 Federal-Mogul Corp.+...................................       2,321,813
 205,200 Ingersoll Rand Co.+....................................       8,156,700
  74,600 Johnson Controls, Inc. ................................       3,193,812
  20,500 Lafarge Corp.+.........................................         585,531
 130,300 LucasVarity PLC ADR+*..................................       4,576,788
  60,000 Martin Marietta Materials, Inc. .......................       2,557,500
 151,100 Navistar International Corp............................       3,173,100
  41,700 Northrop Grumman Corp. ................................       2,642,738
  95,000 PACCAR, Inc............................................       3,895,000
  78,200 Parker Hannifin Corp...................................       2,267,800
  40,000 PPG Industries, Inc. ..................................       2,032,500
  94,100 Timken Co. ............................................       1,711,444
  53,300 USG Corp...............................................       2,291,900
 207,970 Waste Management Inc. .................................       9,176,676
--------------------------------------------------------------------------------
                                                                      66,411,127
--------------------------------------------------------------------------------
 CONSUMER DURABLES -- 4.1%
 257,594 Chrysler Corp..........................................      11,495,132
  49,100 Dana Corp. ............................................       1,924,106
  70,900 Eaton Corp.+...........................................       4,152,081
 461,250 Ford Motor Co..........................................      20,295,000
 254,050 General Motors Corp....................................      14,671,387
  31,800 Goodyear Tire & Rubber Co. ............................       1,558,200
  27,900 ITT Industries, Inc....................................         840,488
 110,200 Lear Corp..............................................       4,469,988
 108,500 Philips Electronics N.V.+..............................       6,503,219
  94,200 Whirlpool Corp.........................................       4,674,675
--------------------------------------------------------------------------------
                                                                      70,584,276
--------------------------------------------------------------------------------
 CONSUMER NON-DURABLES -- 4.6%
  97,405 Archer-Daniels-Midland Co. ............................       1,461,080
  27,000 Bestfoods, Inc.+ ......................................       1,355,063
  61,000 Dean Foods Co.+ .......................................       2,684,000
  32,000 Dole Foods Inc. .......................................       1,384,000
  99,000 Eastman Kodak Co.+ ....................................       7,734,375

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 CONSUMER NON-DURABLES -- 4.6% (CONTINUED)
  20,000 Estee Lauder Cos., Class A Shares .....................  $    1,177,500
  97,300 Fort James Corp. ......................................       2,833,863
  56,900 Gallaher Group PLC ADR ................................       1,337,150
  71,600 General Mills Inc.+ ...................................       4,685,325
 142,700 Harcourt General, Inc.+ ...............................       6,929,869
  50,000 Hormel Foods Corp. ....................................       1,378,125
  45,500 Interstate Bakeries Corp.+ ............................       1,185,844
 203,100 Kimberly-Clark Corp. ..................................       7,743,188
 100,900 Liz Claiborne, Inc. ...................................       2,875,650
  92,300 Loews Corp. ...........................................       7,787,813
  59,200 Payless ShoeSource, Inc. ..............................       2,434,600
 198,200 Phillip Morris Cos., Inc. .............................       8,237,688
 127,100 Quaker Oats Co.+ ......................................       6,752,188
  45,000 Sara Lee Corp. ........................................       2,036,250
  85,400 SUPERVALU, Inc. .......................................       1,734,688
 135,800 VF Corp. ..............................................       5,143,425
--------------------------------------------------------------------------------
                                                                      78,891,684
--------------------------------------------------------------------------------
 CONSUMER SERVICES -- 4.7%
 144,800 ACNielson Corp. .......................................       2,905,050
 175,500 American Stores Co. ...................................       5,089,500
 238,000 CBS Corp.* ............................................       6,188,000
  87,700 Cendant Corp. .........................................       1,014,031
 164,200 Circuit City Stores+...................................       5,069,675
  37,000 Comcast Corp., Class A Shares .........................       1,382,875
 158,500 First Data Corp. ......................................       3,278,969
  50,000 Gannett Co. Inc. ......................................       2,950,000
 112,000 Harrah's Entertainment, Inc.* .........................       1,617,000
 201,650 Hasbro, Inc.+..........................................       6,314,166
 291,600 Host Marriott Corp.+...................................       4,082,400
  77,000 Knight Ridder, Inc.+...................................       3,667,125
 237,100 The Limited, Inc. .....................................       4,949,463
 141,400 McDonald's Corp.+......................................       7,927,238
  40,000 The McGraw Hill Cos., Inc. ............................       3,050,000
 157,200 The New York Times Co., Class A Shares ................       4,558,800
  27,800 Promus Hotel Corp.* ...................................         854,850
  72,300 Time Warner, Inc.+.....................................       5,811,113
 219,100 Tricon Global Restaurants, Inc.* ......................       8,120,394
  15,300 Viacom, Inc., Class B Shares* .........................         759,263
     300 Washington Post, Class B Shares+.......................         153,750
--------------------------------------------------------------------------------
                                                                      79,743,662
--------------------------------------------------------------------------------
 ENERGY -- 10.3%
 155,200 Amoco Corp.............................................       7,032,500
  52,300 Ashland Inc............................................       2,382,919
  95,100 Atlantic Richfield Co..................................       5,515,800
  53,800 BJ Services Co.* ......................................         679,225
 239,300 Canadian Pacific Ltd.+.................................       4,531,744
 263,400 Chevron Corp.+.........................................      19,508,063
  71,900 Dresser Industries Inc.................................       1,837,944
  75,700 Elf Aquitaine SA Sponsored ADR+........................       3,699,838
 947,000 Exxon Corp.............................................      61,969,313
 381,600 Mobil Oil Corp. .......................................      26,378,100
  21,350 Noble Drilling Corp.+*.................................         234,850
  84,000 Oryx Energy Co.........................................       1,044,750
 195,700 Phillips Petroleum Co. ................................       7,987,006
  28,200 Rowan Cos., Inc........................................         260,850

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 ENERGY -- 10.3% (CONTINUED)
 106,700 Sun Co., Inc.+.........................................  $    3,527,769
  72,000 Tenneco Inc............................................       2,281,500
 137,000 Texaco Inc.+...........................................       7,612,063
  42,300 Tidewater Inc.+........................................         888,300
 212,000 Tosco Corp.............................................       4,664,000
 194,100 Unocal Corp............................................       6,077,756
 138,400 USX Marathon Group, Inc. ..............................       3,598,400
 170,000 YPF Sociedad Anonima Sponsored ADR.....................       3,761,250
--------------------------------------------------------------------------------
                                                                     175,473,940
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 27.0%
 160,200 A.G. Edwards Inc. .....................................       4,345,425
   5,628 Alleghany Corp. .......................................       1,170,624
  95,700 Allmerica Financial Corp...............................       5,706,113
 522,110 Allstate Corp..........................................      19,579,125
  89,600 Ambac Financial Group, Inc.+...........................       4,228,000
  23,000 American Express Co. ..................................       1,794,000
 142,800 American General Corp. ................................       9,174,900
 240,600 American International Group Inc.+.....................      18,601,388
   1,200 American National Insurance Co. .......................         108,300
  97,881 Associates First Capital Co., Class A Shares+..........       5,787,214
  23,500 Astoria Financial Corp.+...............................         846,000
 250,810 Banc One Corp..........................................       9,530,780
 136,560 Bank of Boston Corp. ..................................       4,873,485
 306,800 Bank of New York Co., Inc. ............................       7,420,725
 361,300 BankAmerica Corp. .....................................      23,145,781
 148,000 Bankers Trust New York Corp. ..........................      10,998,250
 149,191 Bear Stearns Cos., Inc. ...............................       5,510,743
 572,308 Chase Manhattan Corp...................................      30,332,324
 212,650 CIGNA Corp.............................................      12,373,572
 187,700 Citicorp, Inc..........................................      20,295,063
  65,100 Comerica, Inc..........................................       3,401,475
  31,500 Commerce Bancshares, Inc...............................       1,260,000
  51,050 Compass Bancshares, Inc................................       1,684,650
 167,300 Conseco, Inc. .........................................       4,621,663
  85,300 Countrywide Credit Industries, Inc.....................       3,193,419
  50,000 Dime Bancorp Inc.......................................         950,000
 112,400 Donaldson, Lufkin & Jenrette Securities Corp.+.........       3,934,000
 194,700 The Equitable Cos. Inc.................................      11,134,406
 234,850 Everest Reinsurance Holdings, Inc.* ...................       8,219,750
  52,200 Federal Home Loan Mortgage Corp. ......................       2,061,900
 171,000 Federal National Mortgage Association..................       9,714,938
  15,000 The Finova Group, Inc..................................         669,375
  72,695 First Chicago NBD Corp.................................       4,607,046
  34,350 First SEC Corp. .......................................         532,425
 416,048 First Union Corp. .....................................      20,178,328
 135,626 Fleet Financial Group, Inc. ...........................       8,891,980
  42,800 General Resources Corp. ...............................       8,881,000
  91,500 Golden State Bancorp Inc.* ............................       1,452,563
  32,700 Golden West Financial Corp. ...........................       2,489,288
 140,000 Greenpoint Financial Corp..............................       3,526,250
 106,500 H.F. Ahmanson & Co.....................................       5,677,781
  36,500 J.P. Morgan & Co., Inc. ...............................       3,394,500
  90,400 KeyCorp................................................       2,305,200
  90,300 Lehman Brothers Holdings, Inc..........................       3,555,563
  32,850 Liberty Financial Cos., Inc............................         969,075

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                         SECURITY                             VALUE

-------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 27.0% (CONTINUED)
  34,000 Lincoln National Corp.+...............................  $    2,924,000
  56,400 Marsh & McLennan Cos., Inc. ..........................       2,735,400
  63,800 MBIA Inc..............................................       3,580,775
  52,000 Mellon Bank Corp......................................       2,704,000
  48,200 Mercury General Corp..................................       1,762,313
 149,800 Merrill Lynch & Co., Inc..............................       9,886,800
 247,480 Morgan Stanley Dean Witter............................      14,369,308
 170,540 National City Corp. ..................................      10,019,225
 450,756 NationsBank Corp.+*...................................      25,693,092
  48,300 North Fork Bancorporation, Inc........................         917,700
  50,000 Northern Trust Corp...................................       2,787,500
 259,700 Norwest Corp.+........................................       7,726,075
 100,200 Ohio Casualty Corp.+..................................       3,757,500
 165,150 Old Republic International Corp. .....................       3,684,909
 150,900 PaineWebber Group, Inc. ..............................       5,243,775
  99,000 PNC Bank Corp. .......................................       4,257,000
 149,200 Popular, Inc. ........................................       4,177,600
  63,000 Raymond James Financial Corp. ........................       1,082,813
 158,600 Republic New York Corp. ..............................       6,542,250
  89,850 Southtrust Corp. .....................................       2,908,894
  32,200 The St. Paul Cos., Inc. ..............................         984,113
 132,100 State Street Corp.+...................................       6,877,456
  44,800 Summit Bancorp .......................................       1,528,800
  39,400 Suntrust Banks, Inc.+.................................       2,206,400
 113,400 Torchmark Corp.+ .....................................       4,054,050
  13,000 Transamerica Corp. ...................................       1,333,313
 244,200 U.S. Bancorp+.........................................       8,333,325
  25,100 UnionBanCal Corp. ....................................       1,879,363
  54,400 Wachovia Corp.+.......................................       3,988,200
-------------------------------------------------------------------------------
                                                                    461,074,336
-------------------------------------------------------------------------------
 HEALTH CARE -- 3.4%
  98,500 Aetna Inc. ...........................................       5,928,469
  62,000 Allegiance Corp. .....................................       1,751,500
  60,300 Amgen, Inc.* .........................................       3,670,763
  35,000 Bausch & Lomb, Inc.+..................................       1,480,938
  35,000 Bergen Brunswig Corp. ................................       1,194,375
  77,200 Beverly Enterprises, Inc. ............................         607,950
 173,200 Bristol-Myers Squibb & Co. ...........................      16,951,950
 149,000 Columbia/HCA Healthcare Corp.+........................       3,361,813
 101,800 Foundation Health Systems, Inc., Class A Shares+*.....       1,138,888
  35,000 ICN Pharmaceuticals, Inc. ............................         538,125
 116,700 Mallinckrodt, Inc. ...................................       2,669,513
  53,700 McKesson Corp.+.......................................       4,027,500
 114,000 Pharmacia & Upjohn, Inc. .............................       4,738,125
 286,365 Tenet Healthcare Corp.* ..............................       7,391,796
  51,300 Wellpoint Health Networks, Inc.+......................       2,738,138
-------------------------------------------------------------------------------
                                                                     58,189,843
-------------------------------------------------------------------------------
 MULTI-INDUSTRY -- 0.5%
  79,400 Allied Signal Inc.+...................................       2,724,413
  23,000 FMC Corp. ............................................       1,190,250
  22,140 R.H. Donnelley Corp. .................................         291,971
  76,900 Textron, Inc. ........................................       4,825,475
-------------------------------------------------------------------------------
                                                                      9,032,109
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 RAW MATERIALS -- 3.2%
  84,000 Air Products & Chemicals, Inc. ........................  $    2,567,250
  79,900 Aluminum Co. of America................................       4,784,013
 320,300 Bethlehem Steel Corp.+.................................       2,302,156
 161,000 British Steel PLC ADR+.................................       2,898,000
 176,700 Broken Hill Properties Co., Ltd. ......................       2,429,625
  28,000 Cabot Corp. ...........................................         609,000
  60,250 Dow Chemical Corp.+ ...................................       4,699,500
 190,400 E.I. du Pont de Nemours & Co.+.........................      10,983,700
 113,100 IMC Global, Inc.+......................................       2,078,213
 109,000 Lyondell Petrochemical Co. ............................       2,350,313
  60,700 Millenium Chemicals, Inc. .............................       1,312,638
  88,600 Reynolds Metals Co. ...................................       4,247,263
  18,900 Rohm & Haas Co.+.......................................       1,631,306
  78,700 Union Carbide Corp.+...................................       3,162,756
 100,000 USX-U.S. Steel Group, Inc.+............................       2,093,750
  52,600 Vulcan Materials Co.+..................................       5,864,900
--------------------------------------------------------------------------------
                                                                      54,014,383
--------------------------------------------------------------------------------
 RETAIL -- 3.7%
 144,700 Albertsons, Inc.+......................................       7,316,394
 100,700 Costco Cos., Inc. .....................................       4,739,194
 240,000 Dayton Hudson Corp. ...................................       8,640,000
 296,800 Federated Department Stores, Inc.+*....................      12,929,350
  37,400 Footstar, Inc.* .......................................       1,089,275
 105,200 J.C. Penney Inc.+*.....................................       5,213,975
 163,000 K Mart Corp.+..........................................       2,078,250
  35,500 Kroger Co. ............................................       1,597,500
  50,000 Nordstrom, Inc. .......................................       1,496,875
  74,200 Tandy Corp. ...........................................       4,048,538
 178,900 Toys "R' Us, Inc.* ....................................       3,320,831
 383,300 Venator Group, Inc. ...................................       3,473,656
 113,600 Wal-Mart Stores, Inc.+.................................       6,674,000
--------------------------------------------------------------------------------
                                                                      62,617,838
--------------------------------------------------------------------------------
 SHELTER -- 1.8%
 171,600 Centex Corp.* .........................................       6,070,350
  64,000 Equity Office Properties Trust ........................       1,452,000
  60,000 Fleetwood Enterprises, Inc.+...........................       2,006,250
  39,900 Georgia Pacific Corp. .................................       1,710,713
 183,800 HRPT Properties Trust..................................       2,871,875
  51,200 International Paper Co.+...............................       1,894,400
 260,000 Masco Corp.+...........................................       5,980,000
 107,182 Meditrust Corp. .......................................       1,661,321
  89,500 Owens-Illinois, Inc.* .................................       2,791,281
  78,000 Starwood Hotels Resort ................................       2,847,000
 160,000 U.S. Industries, Inc. .................................       2,220,000
--------------------------------------------------------------------------------
                                                                      31,505,190
--------------------------------------------------------------------------------
 TECHNOLOGY -- 7.2%
 152,000 Apple Computer, Inc.+..................................       4,740,500
  55,000 Arrow Electronics, Inc. ...............................         721,875
 472,075 Compaq Computer Corp. .................................      13,188,595
  25,600 Cordant Technologies, Inc. ............................         912,000
 156,400 General Dynamics Corp. ................................       7,438,775
  56,000 Hewlett-Packard Co. ...................................       2,719,500
 356,500 International Business Machines Corp. .................      40,150,945
 139,900 Lam Research Corp.+*...................................       1,530,156

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 TECHNOLOGY -- 7.2% (CONTINUED)
  45,050 Litton Industries, Inc. ...............................  $    2,162,400
 112,600 Lockheed Martin Corp.+.................................       9,845,463
  92,000 NCR Corp.*.............................................       2,432,250
 107,622 Raytheon Co., Class A Shares...........................       4,822,811
  98,800 Raytheon Co., Class B Shares...........................       4,507,750
 183,200 Storage Technology Corp., Class A Shares+..............       3,984,600
 140,200 Sun Microsystems, Inc.* ...............................       5,555,425
 239,700 Unisys Corp. ..........................................       4,299,619
 159,700 United Technologies Co. ...............................      11,588,231
  26,900 Xerox Corp. ...........................................       2,362,156
--------------------------------------------------------------------------------
                                                                     122,963,051
--------------------------------------------------------------------------------
 TRANSPORTATION -- 2.4%
 155,400 AMR Corp. .............................................       8,469,300
  60,000 CNF Transportation Inc. ...............................       1,875,000
  47,350 Delta Airlines, Inc. ..................................       4,829,700
 126,000 Kansas City Southern Industries, Inc. .................       4,142,250
 154,350 Southwest Airlines Co. ................................       2,749,359
 128,600 U.S. Airways Group, Inc.+..............................       7,490,950
  93,500 UAL Corp.+.............................................       5,639,219
 167,300 Union Pacific Corp.+...................................       6,660,631
--------------------------------------------------------------------------------
                                                                      41,856,409
--------------------------------------------------------------------------------
 UTILITIES -- 19.6%
  42,200 ALLTEL Corp.+..........................................       1,904,275
  52,900 American Electric Power Co., Inc.+.....................       2,393,725
 468,800 Ameritech Corp. .......................................      22,092,200
 639,100 AT&T Corp.+............................................      32,034,888
  86,300 Baltimore Gas & Electric Co.+..........................       2,659,119
 112,500 BEC Energy Co. ........................................       4,457,813
 722,458 Bell Atlantic Corp.+...................................      31,878,459
 437,200 Bellsouth Corp. .......................................      29,975,525
  81,000 CalEnergy Co., Inc.+*..................................       2,060,438
  63,600 Century Telephone Enterprises, Inc. ...................       2,885,850
 176,250 CMS Energy Corp. ......................................       7,457,578
 149,200 Coastal Corp. .........................................       3,879,200
  75,000 Comsat Corp. ..........................................       1,635,938
 167,200 Consolidated Edison Co. of New York, Inc. .............       7,910,650
  48,500 Dominion Resources, Inc. ..............................       2,021,844
 109,950 DQE, Inc. .............................................       3,923,841
 137,000 DTE Energy Co. ........................................       5,771,125
  77,400 Duke Energy Corp.+.....................................       4,827,825
 390,600 Edison International+..................................      11,107,688
 105,700 Energy East Corp.......................................       4,756,500
  67,700 Enron Corp.............................................       2,864,556
 247,850 Entergy Corp.+.........................................       7,141,178
 125,857 FirstEnergy Corp.......................................       3,634,121
  76,300 FPL Group, Inc. .......................................       5,078,719
 129,800 GPU, Inc...............................................       4,875,613
 357,500 GTE Corp. .............................................      17,875,000
 100,000 Houston Industries Inc.................................       2,881,250
 105,810 LG&E Energy Corp.+.....................................       2,711,381
  61,424 Marketspan Corp.+......................................       1,681,482
 110,000 MCN Energy Group, Inc..................................       1,931,875
 110,100 MidAmerican Energy Holdings Co.........................       2,731,856
  41,500 New Century Energies, Inc..............................       1,914,188
  22,700 New England Electric System............................         916,513

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

   SHARES                         SECURITY                            VALUE

--------------------------------------------------------------------------------
 UTILITIES -- 19.6% (CONTINUED)
     233,400 Pinnacle West Capital Corp........................   $   10,079,962
     159,800 Public Services Enterprise Group, Inc.+...........        5,852,675
     709,036 SBC Communications, Inc...........................       26,943,368
     154,781 Sempra Energy+....................................        3,937,242
     345,000 Southern Co.......................................        9,703,125
     107,100 Texas Utilities Co. ..............................        4,551,750
     260,900 U.S. West Communications Group....................       13,566,800
     119,600 Utilicorp United Inc..............................        4,118,725
      28,800 Washington Water Power Co. .......................          487,800
      39,000 Western Resources, Inc. ..........................        1,572,188
     275,000 Worldcom Inc.+*...................................       11,257,813
--------------------------------------------------------------------------------
                                                                     333,943,661
--------------------------------------------------------------------------------
             TOTAL COMMON STOCK (Cost -- $1,527,180,252).......    1,681,658,897
--------------------------------------------------------------------------------
 PREFERRED STOCK -- 0.4%
--------------------------------------------------------------------------------
 CONSUMER SERVICES -- 0.4%
     338,000 News Corp Ltd., Sponsored ADR+....................        7,098,000
--------------------------------------------------------------------------------
 HEALTH CARE -- 0.0%
       6,350 Fresenius Medical Care AG, Class D Shares*........              318
--------------------------------------------------------------------------------
             TOTAL PREFERRED STOCK (Cost -- $5,972,739)........        7,098,318
--------------------------------------------------------------------------------
 WARRANTS -- 0.0%
      55,200 Golden State Bancorp, Expire 1/1/01 (Cost --
               $261,779).......................................          248,400
--------------------------------------------------------------------------------
             SUB-TOTAL INVESTMENTS (Cost -- $1,533,414,770)....    1,689,005,615
--------------------------------------------------------------------------------
    FACE
   AMOUNT                         SECURITY                            VALUE
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 1.1%
 $18,443,000 Goldman, Sachs & Co., 5.715% due 9/1/98; Proceeds
             at maturity -- $18,445,928; (Fully collateralized
             by U.S. Treasury Notes, 5.125% due 8/31/00; Market
             value -- $18,819,958) (Cost -- $18,443,000).......       18,443,000
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost --
               $1,551,857,770**)...............................   $1,707,448,615
--------------------------------------------------------------------------------

 + All or a portion of this security is on loan (See Note 12).
 * Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.



                         Classification of Investments

                           [Pie Chart appears here]

                Consumer Durables                          4.1%
                Capital Goods                              3.9%
                Energy                                    10.3%
                Financial Services                        27.0%
                Retail                                     3.7%
                Consumer Services                          4.7%
                Consumer Non-Durables                      4.6%
                Technology                                 7.2%
                Utilities                                 19.6%
                Other Common and Preferred Stock          13.8%
                Repurchase Agreement                       1.1%


                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 COMMON STOCK -- 98.2%
--------------------------------------------------------------------------------
 ADVERTISING -- 0.4%
  43,100 Interpublic Group of Cos., Inc.........................  $    2,456,701
   6,727 Lamar Advertising Co. .................................         218,628
  55,900 Omnicom Group..........................................       2,662,238
  25,172 Outdoor Systems, Inc. .................................         585,250
  11,220 Snyder Communications Inc. ............................         338,003
   8,451 True North Communications Inc..........................         192,261
   2,722 Young & Rubicam Inc....................................          83,192
--------------------------------------------------------------------------------
                                                                       6,536,273
--------------------------------------------------------------------------------
 BASIC INDUSTRIES -- 3.6%
  23,298 Allied Waste Industries, Inc...........................         442,662
  13,000 Apollo Group, Inc., Class A Shares *+..................         394,875
   6,813 Bemis, Inc.............................................         244,416
   1,610 Carlisle Cos., Inc.....................................          60,978
  28,600 Corrections Corp. of America*+.........................         437,937
   9,584 Dekalb Genetics Corp...................................         830,214
 102,710 E.I. du Pont de Nemours & Co...........................       5,925,083
  14,907 Global Industries Ltd. ................................         139,753
   1,800 Harsco Corp............................................          66,037
  13,838 Hercules Inc...........................................         353,733
  30,300 Herman Miller, Inc. ...................................         621,150
   4,852 Hertz Corp., Class A Shares............................         183,163
  13,469 Honeywell, Inc.+.......................................         841,812
  10,088 Howmet International Inc. .............................         100,880
 165,699 Kimberly-Clark Corp....................................       6,317,274
  42,600 Maxim Integrated Products, Inc.*+......................       1,171,500
  15,547 Meritor Automotive Inc. ...............................         275,959
 197,870 Monsanto Co............................................      10,821,015
  10,838 Praxair, Inc...........................................         388,813
  76,718 Servicemaster Co.......................................       1,606,273
   1,595 Southdown, Inc. .......................................          67,388
 327,700 Tyco International Ltd.+...............................      18,187,350
  20,659 U.S. Filter Corp.......................................         371,862
  15,012 Varco International, Inc.*.............................         106,961
 122,516 Waste Management Inc. .................................       5,406,019
     709 Worthington Industries, Inc. ..........................           9,217
 107,204 Xerox Corp.............................................       9,413,851
--------------------------------------------------------------------------------
                                                                      64,786,175
--------------------------------------------------------------------------------
 BROADCASTING -- 1.3%
   3,196 Capstar Broadcasting Corp., Class A Shares.............          54,132
 112,717 CBS Corp. .............................................       2,930,642
 187,327 Chancellor Media Corp.+................................       6,685,232
 173,792 Clear Channel Communication............................       7,820,640
   7,859 Cox Communications, Inc.*+.............................         330,078
  12,907 Heftel Broadcasting Corp., Class A Shares..............         390,436
 103,936 Liberty Media Group, Class A Shares*...................       3,397,408
  13,400 Meredith Corp. ........................................         449,738
   2,589 Sinclair Broadcast Group Inc., Class A Shares..........          41,585
   3,622 United Video Satellite Group...........................          55,235
   7,000 Univision Communications Corp., Class A Shares.........         186,375
--------------------------------------------------------------------------------
                                                                      22,341,501
--------------------------------------------------------------------------------
 CAPITAL GOODS -- 6.8%
 108,992 Allied Signal Inc......................................       3,739,788

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

  SHARES                          SECURITY                            VALUE

--------------------------------------------------------------------------------
 CAPITAL GOODS -- 6.8% (CONTINUED)
    27,700 American Power Conversion Corp.* ....................  $      747,900
    23,200 American Standard Co. ...............................         907,700
   240,671 Boeing Co............................................       7,445,759
     5,900 Cabot Corp...........................................         128,325
    87,886 Comcast Corp., Class A Shares........................       3,284,739
     1,548 Cordant Technologies Inc.............................          55,148
     3,457 Crane Co.............................................         139,144
    24,200 Crompton & Knowles Corp..............................         353,925
    14,800 Cytec Industries Inc.*...............................         338,550
     8,989 Delta & Pine Land Co.................................         385,965
    11,000 Dover Corp...........................................         299,750
    13,188 Emerson Electric Co. ................................         751,716
    51,500 Equifax Inc.+........................................       1,834,687
    15,664 Federal-Mogul Corp.+.................................         836,066
 1,067,814 General Electric Co.++...............................      85,425,120
    11,950 General Motors, Class H Shares.......................         431,694
    12,140 Hillenbrand Industries, Inc. ........................         650,249
    65,585 Illinois Tool Works, Inc. ...........................       3,176,773
       882 Johns Manville Corp..................................          12,072
     9,400 Lancaster Colony Corp.+..............................         271,425
     5,287 Lear Corp.* .........................................         214,454
    42,219 Leggett & Platt, Inc.................................         847,019
    65,500 Minnesota Mining & Manufacturing Co.+................       4,486,750
     7,673 National-Oilwell Inc.................................          59,466
     4,358 Nucor Corp...........................................         156,615
     6,163 Orbital Sciences Corp................................         115,556
    10,316 Owen-Illinois Co.*...................................         321,730
     9,456 Pall Corp............................................         193,848
     1,752 Pentair, Inc.........................................          48,837
    13,628 Progressive Corp.+...................................       1,327,878
    14,097 Raychem Corp. .......................................         408,813
    11,982 Safeskin Corp. ......................................         404,393
    22,400 Steris Corp..........................................         534,800
     1,400 Tektronix, Inc.......................................          21,262
     3,400 Teleflex Inc.........................................         107,100
     4,448 Witco Corp. .........................................          93,408
--------------------------------------------------------------------------------
                                                                     120,558,424
--------------------------------------------------------------------------------
 COMPUTER SERVICES -- 7.6%
    11,799 Adobe Systems Inc.+..................................         309,723
     4,220 Affiliated Computer Services, Class A Shares+........         137,941
   179,200 Alcatel Alsthom+.....................................       5,409,600
    30,800 Altera Corp..........................................         897,050
   187,300 America Online, Inc.+*...............................      15,346,894
    14,500 Autodesk Inc. .......................................         338,937
   100,400 Automatic Data Processing Inc........................       6,400,500
    68,600 BMC Software Inc.*+ .................................       2,902,637
    72,800 Cadence Design Systems, Inc.* .......................       1,537,900
    23,200 Ceridian Corp........................................       1,125,200
     7,921 Ciber, Inc...........................................         199,015
     8,365 Comdisco, Inc. ......................................         104,039
    12,487 Comverse Technology, Inc. ...........................         480,749
     4,800 DST Systems, Inc.*...................................         271,200
    19,400 Electronic Arts Inc.*................................         739,625
    14,352 Electronic Data Systems Corp. .......................         480,792
   162,886 EMC Corp.*+..........................................       7,360,411
    25,850 Fiserv Inc.*+ .......................................       1,008,150

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                         SECURITY                             VALUE

-------------------------------------------------------------------------------
 COMPUTER SERVICES -- 7.6% (CONTINUED)
  26,700 Fore Systems, Inc.* ..................................  $      460,575
  15,400 Gartner Group Inc., Class A Shares+...................         356,125
  21,800 Gateway 2000 Inc.*+...................................       1,031,412
 170,354 Hewlett-Packard Co....................................       8,272,816
  33,175 IMS Health Inc........................................       1,824,625
  14,000 Ingram Micro, Inc., Class A Shares*...................         630,000
 556,178 Intel Corp............................................      39,592,921
  38,203 International Business Machines Corp..................       4,302,612
  12,700 Intuit Software Inc.+.................................         434,181
   9,967 J.D. Edwards & Co.+...................................         403,663
  20,387 Keane, Inc.*+.........................................         856,254
  11,370 Learning Co.+.........................................         201,106
  20,000 Lexmark International Group, Inc., Class A Shares*....       1,211,250
   3,353 LHS Group, Inc.+......................................         141,664
  34,025 Networks Associates Inc.*.............................       1,097,306
  45,300 Northern Telecom Ltd. ................................       2,163,075
  90,100 Parametric Technology Corp.*..........................         923,525
  52,300 PeopleSoft, Inc.*+....................................       1,470,937
   1,935 Pixar Inc.+...........................................          55,752
  17,624 Platinum Technology Inc.+.............................         330,450
   7,192 Policy Management Systems Corp.*......................         300,266
  37,228 Quantum Corp.*........................................         425,795
  18,491 Reynolds & Reynolds Co., Class A Shares...............         233,449
   4,090 Sabre Group Holdings Inc..............................         130,880
 192,800 Sap AG ADR+...........................................       8,073,500
  14,246 Siebel Systems Inc....................................         267,112
  31,000 Sterling Commerce, Inc.*..............................       1,023,000
   9,500 Sterling Software, Inc.*..............................         195,343
 126,529 Sun Microsystems Inc..................................       5,013,711
 228,700 SunGard Data Systems Inc.*+...........................       7,246,931
  19,800 Synopsys, Inc.+.......................................         517,275
  74,642 3Com Corp.*...........................................       1,768,082
  12,250 Total System Services Inc.+...........................         197,531
  19,534 Western Digital Corp.*+...............................         161,155
-------------------------------------------------------------------------------
                                                                    136,364,642
-------------------------------------------------------------------------------
 CONSUMER DURABLES -- 0.3%
  14,701 Clayton Homes Inc.....................................         226,946
   5,169 Ethan Allen Interiors, Inc. ..........................         167,993
  18,000 HON Industries, Inc. .................................         387,000
  58,220 Masco Corp.+..........................................       1,339,060
  19,415 Maytag Corp...........................................         837,272
   2,268 Mohawk Industries, Inc................................          60,244
  21,693 Nike Inc., Class B Shares.............................         752,475
  22,047 Pier 1 Imports, Inc. .................................         219,092
  11,000 Tupperware Corp. .....................................         207,625
   8,500 USG Corp..............................................         365,500
-------------------------------------------------------------------------------
                                                                      4,563,207
-------------------------------------------------------------------------------
 CONSUMER NON-DURABLES-- 0.0%
  25,875 Flowers Industries Inc................................         460,898
   5,269 U.S. Foodservice*.....................................         195,282
-------------------------------------------------------------------------------
                                                                        656,180
-------------------------------------------------------------------------------
 CONSUMER PRODUCTS -- 12.3%
  19,177 Anheuser-Busch Co., Inc. .............................         884,539
   6,448 The B.F. Goodrich Co..................................         174,499

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 CONSUMER PRODUCTS -- 12.3% (CONTINUED)
   1,416 Bausch & Lomb Inc.+....................................  $       59,915
  69,752 Bestfoods..............................................       3,500,678
   5,314 BJ's Wholesale Club Inc................................         179,348
   3,028 Black & Decker Corp....................................         126,041
  10,550 Blyth Industries Inc.*+................................         241,990
   2,900 Brown-Forman Corp., Class B Shares.....................         174,000
  12,756 Callaway Golf Co.+.....................................         126,762
  74,696 Campbell Soup Co.......................................       3,762,811
  22,600 Clorox.................................................       2,179,487
 748,650 Coca-Cola Co.+.........................................      48,755,831
  71,700 Coca-Cola Enterprises Inc.+............................       1,702,875
 196,843 Colgate Palmolive Co. .................................      14,197,301
 104,763 ConAgra, Inc. .........................................       2,592,884
  78,200 Corning Inc............................................       1,925,675
   3,664 Crown Cork & Seal Co., Inc.............................         119,996
  21,800 Danaher Corp.+.........................................         790,250
   1,908 Dean Foods Co..........................................          83,952
  35,400 Dial Corp..............................................         690,300
  11,139 Diebold, Inc...........................................         243,666
   6,500 Dole Food Co., Inc.....................................         281,125
   6,807 Eastman Kodak Co. .....................................         531,796
  11,400 Estee Lauder Cos., Class A Shares......................         671,175
  70,024 Fort James Corp........................................       2,039,449
   6,300 Fred Meyer, Inc.+*.....................................         247,668
  14,623 Fruit of The Loom Inc., Class A Shares*+...............         328,104
  10,987 Furniture Brands International, Inc....................         245,834
  28,643 General Mills Inc.+....................................       1,874,326
 445,810 Gillette Co............................................      18,333,936
  19,300 Hershey Foods Corp.+...................................       1,351,000
  48,038 HJ Heinz & Co..........................................       2,561,025
   6,196 International Flavors & Fragrances, Inc. ..............         240,095
   7,120 International Home Foods...............................         119,260
  10,467 Interstate Bakeries Corp.+.............................         272,796
   5,600 Jefferson Smurfit Corp.+...............................          63,000
   6,100 Keebler Foods Co.......................................         157,456
  40,477 Kellogg Co.+...........................................       1,234,548
   7,550 Liz Claiborne, Inc. ...................................         215,175
  96,543 Mattel, Inc.+..........................................       3,125,579
   5,454 McCormick & Co. Inc....................................         158,506
  40,021 Newell Co..............................................       1,911,002
   9,040 Nu Skin Enterprises, Inc...............................          93,790
 483,529 PepsiCo, Inc...........................................      13,387,709
 795,231 Phillip Morris Cos., Inc. .............................      33,051,788
  77,447 Pioneer Hi-Bred International, Inc. ...................       2,613,836
 439,788 Procter & Gamble Corp..................................      33,643,782
  28,193 Quaker Oats Co. .......................................       1,497,753
  80,592 Ralston-Purina Group...................................       2,120,577
   2,800 Revlon Inc., Class A Shares*...........................         100,975
  23,254 Rubbermaid, Inc.*......................................         591,523
 151,638 Sara Lee Corp..........................................       6,861,619
  26,324 Sealed Air Corp.+......................................         947,664
   7,000 Shaw Industries Inc. ..................................         105,875
   3,631 Sonoco Products Co. ...................................          93,044
  14,715 Stanley Works..........................................         579,403
  29,900 Starbucks Corp.+.......................................         943,718
   9,321 Stone Container Corp. .................................          97,288

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 CONSUMER PRODUCTS -- 12.3% (CONTINUED)
   7,567 Suiza Foods Corp.*.....................................  $      366,054
  24,700 Sunbeam Corp.+.........................................         185,250
   5,974 Tootsie Roll Industries Inc. ..........................         201,622
   3,900 Tyson Foods Inc., Class A Shares.......................          63,862
  16,700 UNIFI, Inc. ...........................................         371,575
  25,755 UST, Inc. .............................................         672,849
  12,700 Valspar Corp. .........................................         422,275
  12,786 Warnaco Group Inc., Class A Shares.....................         348,419
  13,300 Westpoint Stevens Inc..................................         394,013
  10,800 Whitman Corp. .........................................         167,400
  25,460 Wm. Wrigley Jr. Co. ...................................       1,973,150
--------------------------------------------------------------------------------
                                                                     220,372,468
--------------------------------------------------------------------------------
 CONSUMER SERVICES -- 1.2%
  31,200 AccuStaff, Inc.+*......................................         390,000
  10,443 At Home Corp.+.........................................         297,625
 276,075 Cendant Corp.*.........................................       3,192,117
  39,200 Ecolab, Inc.+..........................................       1,090,250
  20,924 Galileo International Inc..............................         683,953
     502 Hannaford Brothers Co..................................          20,864
   2,204 Kelly Services Inc., Class A Shares....................          56,478
  25,300 Manpower Inc. .........................................         515,488
  78,504 Pitney-Bowes Inc.......................................       3,895,761
 121,200 Robert Half International, Inc.*.......................       5,817,600
  72,024 Service Corp. .........................................       2,439,813
  20,600 Stewart Enterprises, Inc., Class A Shares+.............         404,275
 115,621 Sysco Corp.............................................       2,334,099
  26,434 Viad Corp. ............................................         548,506
--------------------------------------------------------------------------------
                                                                      21,686,829
--------------------------------------------------------------------------------
 ELECTRONICS -- 0.4%
  24,622 Adaptec Inc.+..........................................         283,153
  62,488 AES Corp.*.............................................       1,702,798
  51,776 Analog Devices Inc.*...................................         728,100
     837 Arrow Electronics, Inc.*...............................          10,986
  21,866 Atmel Corp.*...........................................         131,879
     900 Avnet, Inc.*...........................................          42,525
     774 AVX Corp. .............................................          11,513
   1,070 Broadcom Corp..........................................          54,838
  14,523 KLA-Tencor Corp.*......................................         308,614
  25,500 Linear Technology Corp.+...............................       1,198,500
   9,697 Molex Inc.+............................................         235,152
  11,298 Sanmina Corp. .........................................         348,826
  36,400 Solectron Corp.+.......................................       1,503,775
  18,239 Teradyne, Inc.*........................................         316,903
     717 Thomas & Betts Corp. ..................................          24,423
  11,700 UCAR International Inc.................................         212,063
   3,890 Varian Associates Inc. ................................         132,503
  23,400 Vitesse Semiconductors Corp.*..........................         634,725
--------------------------------------------------------------------------------
                                                                       7,881,276
--------------------------------------------------------------------------------
 ENERGY -- 0.7%
  29,432 Anadarko Petroleum Corp. ..............................         846,170
  50,762 Baker Hughes Inc.......................................         926,407
  14,500 BJ Services Co.*.......................................         183,063
   1,590 Calenergy Co. Inc.*....................................          40,446
   9,200 Camco International Corp.+.............................         462,300

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 ENERGY -- 0.7% (CONTINUED)
  22,300 Diamond Offshore Drilling+.............................  $      465,513
  22,500 Dresser Industries, Inc................................         575,156
   3,591 Dynegy, Inc............................................          34,339
   5,995 Enron Corp.............................................         253,663
   5,083 Enron Oil & Gas Co.....................................          66,079
  42,275 Ensco International Inc.*..............................         443,888
  22,836 EVI Weatherford, Inc.*.................................         348,249
  54,800 Global Marine, Inc.*...................................         513,750
  89,800 Halliburton Co.+.......................................       2,385,313
   1,395 KN Energy Inc..........................................          54,579
   2,382 MarketSpan Corp.*+.....................................          65,207
  30,344 Nabors Industries, Inc.*...............................         358,439
   4,859 Noble Affiliates Inc. .................................         112,364
  39,100 Noble Drilling Corp.*+.................................         430,100
  15,258 Ocean Energy Inc.......................................         135,415
  28,421 Oryx Energy Co.*.......................................         353,486
   3,300 Pennzoil Co. ..........................................         117,975
  53,048 R&B Falcon Corp........................................         477,432
  84,554 Republic Industries, Inc.*+............................       1,495,549
  28,100 Rowan Cos., Inc........................................         259,925
   2,700 Sempra Energy..........................................          68,681
  13,300 Smith International Inc.*..............................         234,413
   3,799 Sonat Inc..............................................         102,810
  17,900 Transocean Offshore, Inc...............................         439,669
   3,941 Vastar Resources, Inc. ................................         149,758
  13,764 Williams Cos., Inc.....................................         316,572
--------------------------------------------------------------------------------
                                                                      12,716,710
--------------------------------------------------------------------------------
 ENTERTAINMENT -- 1.8%
     726 Circus Circus Enterprises+.............................           7,442
   8,900 Harrah's Entertainment Inc.*...........................         128,494
  29,028 Hilton Hotels Corp.+...................................         602,331
  29,533 Host Marriott Corp.+...................................         413,462
  33,600 International Game Technology..........................         651,000
  80,158 Marriott International Inc., Class A Shares............       2,249,434
   1,089 MGM Grand Inc.*+.......................................          31,241
  22,113 Mirage Resorts Inc.*+..................................         328,931
  20,553 Promus Hotel Corp.*....................................         632,005
   8,450 Sodexho Marriott Service+..............................         210,194
  88,735 Time Warner, Inc.+.....................................       7,132,076
  36,102 Viacom Inc., Class B Shares............................       1,791,562
 671,718 Walt Disney Co.........................................      18,430,263
--------------------------------------------------------------------------------
                                                                      32,608,435
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 8.4%
   4,072 Aetna, Inc. ...........................................         245,084
  20,037 AFLAC Inc.+............................................         503,430
     900 American Bankers Insurance Group, Inc..................          46,688
 124,484 American Express Co. ..................................       9,709,752
 207,709 American International Group, Inc......................      16,058,502
   6,976 Amresco Inc............................................          86,328
 175,900 Associated First Capital Corp., Class A Shares.........      10,400,088
  21,124 Banc One Corp..........................................         802,712
  35,204 Bank of New York Co., Inc..............................         851,496
  20,549 Capital One Financial Corp. ...........................       1,798,038

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 8.4% (CONTINUED)
  71,785 Charles Schwab Corp.+..................................  $    2,144,577
  31,400 Concord EFS, Inc.+.....................................         620,150
  46,093 Conseco, Inc. .........................................       1,273,319
   1,900 Countrywide Credit Industries, Inc.....................          71,131
   1,501 Dow Jones & Co., Inc.+.................................          74,768
     994 The Equitable Cos., Inc................................          56,844
   2,330 Everest Reinsurance Holdings, Inc. ....................          81,550
 225,746 Federal Home Loan Mortgage Corp. ......................       8,916,967
 369,512 Federal National Mortgage Association..................      20,992,901
     522 Federated Investors Inc., Class B Shares...............           6,917
  54,081 Fifth Third Bancorp....................................       2,876,433
   4,400 Finova Group, Inc.*....................................         196,350
 124,808 First Data Corp. ......................................       2,581,966
   5,310 Firstplus Financial Group, Inc.+.......................         120,803
  56,900 Franklin Resources Inc.+...............................       1,835,025
   4,400 Greenpoint Financial Corp..............................         110,825
  27,119 H&R Block, Inc. .......................................       1,061,031
 108,301 Household International Inc............................       4,000,368
 652,545 MBNA Corp. ............................................      15,334,808
  10,220 Mellon Bank Corp.......................................         531,440
   3,096 Mercury General Corp...................................         113,198
  39,100 MGIC Investment Corp...................................       1,622,650
  21,396 National Commerce Bancorp..............................         358,383
   2,829 North Fork Bancorporation, Inc.........................          53,751
  13,749 Northern Trust Corp....................................         766,507
  38,613 Norwest Corp...........................................       1,148,737
   3,267 Ocwen Financial Corp...................................          49,822
 249,324 Paychex, Inc...........................................       9,474,312
   1,880 Provident Cos., Inc....................................          67,680
   5,253 Sovereign Bancorp., Inc................................          64,021
  31,226 Star Banc Corp.+.......................................       1,713,527
 199,845 State Street Corp. ....................................      10,404,430
  57,050 Student Loan Marketing Association.....................       2,046,669
  38,529 SunAmerica Inc.+.......................................       2,386,390
  50,849 Synovus Financial Corp.+...............................         924,816
  32,300 T. Rowe Price Associates...............................         983,131
   6,400 TCF Financial Corp. ...................................         141,200
 105,950 Travelers Group Inc....................................       4,701,531
   2,106 20th Century Industries................................          52,124
 193,896 U.S. Bancorp...........................................       6,616,701
   6,134 UNUM Corp. ............................................         269,896
   2,876 Waddell & Reed Financial, Class A Shares...............          47,814
  38,827 Washington Mutual, Inc.+...............................       1,242,464
     700 Wilmington Trust Corp.*................................          32,725
  18,396 Zions Bancorp.+........................................         705,946
--------------------------------------------------------------------------------
                                                                     149,378,716
--------------------------------------------------------------------------------
 HEALTH CARE -- 22.7%
 469,773 Abbott Labs, Inc. .....................................      18,086,261
  27,000 Alza Corp.*+...........................................         972,000
 450,624 American Home Products Corp.+*.........................      22,587,528
  85,000 Amgen, Inc.............................................       5,174,375
  79,721 Baxter International Inc...............................       4,245,143
   6,585 Beckman Coulter Inc....................................         364,644
  77,708 Becton Dickinson & Co..................................       2,588,648
   7,800 Bergen Brunswig Corp., Class A Shares*.................         266,175
   5,806 Beverly Enterprises, Inc.*.............................          45,722

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                         SECURITY                             VALUE

-------------------------------------------------------------------------------
 HEALTH CARE -- 22.7% (CONTINUED)
  20,600 Biogen, Inc.*.........................................  $      952,750
  33,800 Biomet, Inc...........................................         908,375
  41,089 Boston Scientific Corp.+..............................       2,845,413
 326,942 Bristol-Myers Squibb Co...............................      31,999,448
  43,600 Cardinal Health Inc...................................       3,815,000
  33,833 Chiron Corp.*.........................................         486,349
  13,600 Dentsply International Inc............................         290,275
   1,400 DePuy, Inc.+..........................................          48,125
 209,700 Elan Corp PLC ADR+....................................      12,319,875
 302,802 Eli Lilly & Co........................................      19,833,531
  21,000 First Health Group Corp.*.............................         423,938
  18,535 Forest Laboratories Inc., Class A Shares *............         607,021
  16,867 Foundation Health Systems Inc., Class A Shares*+......         188,700
  10,000 Genzyme Corp.-General Division+.......................         270,000
  50,900 Guidant Corp..........................................       3,143,075
 140,800 HBO & Co..............................................       2,992,000
  12,900 Health Care & Retirement Corp.*.......................         328,950
 396,262 Health Management Associates, Inc., Class A Shares*...       7,157,482
 111,493 Healthsouth Corp.*+...................................       2,111,399
  35,553 Humana, Inc.*.........................................         462,189
   5,900 Immunex Corp.+*.......................................         298,688
   1,971 Integrated Health Services Inc. ......................          38,188
 441,756 Johnson & Johnson.....................................      30,481,164
  16,882 Lincare Holdings, Inc.*...............................         572,933
   3,872 Manor Care Corp. .....................................          92,928
  22,318 McKesson Corp.+.......................................       1,673,850
  63,500 Medpartners, Inc.*....................................         158,750
 318,524 Medtronic, Inc.+......................................      16,364,171
 391,242 Merck & Co., Inc......................................      45,359,619
  37,200 Mylan Laboratories+...................................         850,950
  27,800 Omnicare, Inc.+.......................................         867,013
   4,159 Pacificare Health System Inc., Class B Shares*........         262,017
 645,498 Pfizer Inc............................................      60,031,314
  17,200 Quintiles Transnational Corp.*........................         614,900
  24,500 Quorum Health Group, Inc.*............................         465,500
  29,733 Rite Aid Corp.+.......................................       1,075,963
 503,874 Schering Plough Corp..................................      43,333,164
   8,300 Shared Medical Systems Corp.+.........................         443,013
   7,200 Sofamor Danek Group, Inc.*............................         600,750
  18,790 St. Jude Medical, Inc.*...............................         414,554
  22,300 Stryker Corp.+........................................         716,388
  34,300 Sybron International Corp.............................         623,831
  44,176 Tenet Healthcare Corp. ...............................       1,140,293
  18,908 Total Renal Care Holdings, Inc.*......................         359,252
   2,028 Trigon Healthcare, Inc................................          56,024
   3,862 U.S. Surgical Corp....................................         154,239
  25,982 United Healthcare Corp.+..............................         938,600
   6,530 Universal Health Services, Class B Shares.............         253,038
 751,215 Warner-Lambert Co.....................................      49,016,779
  29,900 Watson Pharmaceuticals*...............................       1,347,369
   4,415 Wellpoint Health Networks Inc., Class A Shares*+......         235,651
-------------------------------------------------------------------------------
                                                                    404,355,284
-------------------------------------------------------------------------------
 INSURANCE -- 0.1%
   5,168 Aon Corp.+............................................         323,323
   1,336 Hartford Life, Inc., Class A Shares...................          68,470

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                         SECURITY                             VALUE

-------------------------------------------------------------------------------
 INSURANCE -- 0.1% (CONTINUED)
   1,572 Nationwide Financial Services, Inc., Class A Shares..   $       70,249
  26,703 Providian Financial Corp.............................        1,713,999
-------------------------------------------------------------------------------
                                                                      2,176,041
-------------------------------------------------------------------------------
 METALS -- 0.0%
  60,700 Freeport-McMoRan Copper & Gold, Inc., Class B
          Shares..............................................          705,638
-------------------------------------------------------------------------------
 PUBLISHING -- 0.4%
   2,800 Central Newspapers, Inc., Class A Shares.............          173,600
  16,733 Dun & Bradstreet Corp. ..............................          393,226
  39,013 Gannett Co...........................................        2,301,767
  12,900 Harte-Hanks Communication Inc........................          282,994
   6,320 McGraw Hill Cos., Inc. ..............................          481,900
   8,804 New York Times Co., Class A Shares...................          255,316
   2,077 Pulitzer Publishing Co...............................          157,982
   8,300 Readers Digest Association Inc., Non-Voting Class A
          Shares..............................................          162,888
  21,334 Times Mirror Corp., Class A Shares+..................        1,220,038
  18,902 Tribune Co.+.........................................        1,217,998
-------------------------------------------------------------------------------
                                                                      6,647,709
-------------------------------------------------------------------------------
 REAL ESTATE -- 0.1%
  11,200 Boston Properties Inc................................          319,900
  26,400 Catellus Development Corp............................          331,650
   6,564 Lennar Corp..........................................          118,973
  40,238 Meditrust Cos........................................          623,688
   1,788 Post Properties Inc..................................           67,944
   7,812 The Rouse Co.........................................          224,595
  17,082 Starwood Financial Trust+............................          617,087
-------------------------------------------------------------------------------
                                                                      2,303,837
-------------------------------------------------------------------------------
 RESTAURANTS -- 0.5%
   6,824 CKE Restaurants, Inc.+...............................          211,544
  12,864 Cracker Barrel Old Country, Inc......................          314,364
 149,433 McDonald's Corp......................................        8,377,588
  14,900 Outback Steakhouse, Inc.*............................          447,931
  10,786 Tricon Global Restaurants, Inc.......................          399,756
   7,174 Wendy's International, Inc. .........................          143,928
-------------------------------------------------------------------------------
                                                                      9,895,111
-------------------------------------------------------------------------------
 RETAIL -- 11.4%
  14,287 Abercrombie & Fitch Co., Class A Shares+.............          614,341
  10,758 Albertson's, Inc.+...................................          543,951
   8,265 Amazon.com Inc.+.....................................          692,194
  50,407 Autozone Inc.*+......................................        1,307,432
  35,300 Avery Dennison Corp.*................................        1,895,169
  42,000 Avon Products Inc.+..................................        2,640,750
  13,800 Barnes & Noble Inc. .................................          373,463
 299,500 Bed Bath & Beyond Inc.*+.............................        5,409,719
  16,078 Best Buy Co., Inc. ..................................          633,071
  22,600 Borders Group, Inc.*+................................          427,988
   3,580 Brinker International Inc.*..........................           61,308
  20,000 Cintas Corp. ........................................          815,000
   9,923 Circuit City Stores, Inc.............................          306,373
  35,266 Consolidated Stores Corp.*+..........................        1,110,879
 269,443 Costco Cos., Inc.+...................................       12,680,661
 393,777 CVS Corp.+...........................................       14,323,638
 132,585 Dayton-Hudson Corp. .................................        4,773,060

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 RETAIL -- 11.4% (CONTINUED)
 421,163 Dollar General Corp.*..................................  $   11,318,756
  13,650 Dollar Tree Stores Inc.*...............................         395,850
  41,100 Family Dollar Stores, Inc.*............................         521,456
   9,100 Fastenal Corp.+........................................         265,606
  12,394 Food Lion Inc., Class B Shares.........................         123,165
  99,984 Gap, Inc...............................................       5,105,433
  25,400 General Nutrition Co.*.................................         338,138
   6,854 Harcourt General Inc...................................         332,847
 583,512 Home Depot Inc.+.......................................      22,465,212
  20,948 Ikon Office Solutions Inc.+............................         116,523
  14,100 Intimate Brands Inc., Class A Shares...................         260,850
  24,712 Jones Apparel Group, Inc...............................         478,795
 382,800 Kohl's Corp.*..........................................      17,393,475
  61,465 Kroger Co.*............................................       2,765,925
  21,552 Limited Inc. ..........................................         449,898
 545,788 Lowe's Cos., Inc.......................................      19,136,691
  10,500 MSC Industrial Direct Corp., Class A Shares............         221,157
   3,564 Neiman Marcus Group, Inc., Class A Shares*.............          86,650
   4,354 Nordstrom, Inc.*.......................................         130,348
 280,013 Office Depot Inc.*.....................................       7,140,332
  27,200 Officemax Inc.*........................................         285,600
   1,013 Payless ShoeSource, Inc.*..............................          41,660
   3,250 Pep Boys-Manny, Moe & Jack.............................          47,734
  12,103 Polo Ralph Lauren Corp., Class A Shares................         265,510
  15,357 Proffitt's, Inc........................................         391,604
   9,557 Rexall Sundown, Inc.+..................................         174,415
  15,700 Ross Stores, Inc.......................................         571,088
 476,246 Safeway, Inc.+.........................................      18,752,186
   7,625 Saks Holdings Inc.*....................................         159,648
   9,471 Sears, Roebuck & Co. ..................................         430,339
 232,950 Staples Inc.*+.........................................       6,318,769
  27,383 Tandy Corp.............................................       1,494,085
  10,100 Tiffany & Co.+.........................................         375,594
 108,146 TJX Cos. Inc. .........................................       2,413,008
   1,686 US Office Products Co. ................................          12,645
   7,167 Venator Group Inc. ....................................          64,951
 450,681 Wal-Mart Stores, Inc.+.................................      26,477,509
 165,515 Walgreen Co.+..........................................       6,372,328
   6,967 Whole Foods Market, Inc................................         288,260
   9,443 Williams-Sonoma, Inc. .................................         240,797
--------------------------------------------------------------------------------
                                                                     202,833,834
--------------------------------------------------------------------------------
 TECHNOLOGY -- 11.0%
   9,599 Advanced Micro Devices, Inc.*..........................         126,587
  26,437 Andrew Corp.*..........................................         391,598
 117,170 Applied Materials, Inc.*...............................       2,877,988
   9,187 Arterial Vascular Engineering, Inc.+...................         321,545
   2,888 Cablevision Systems, Class A Shares+...................          97,831
  13,798 Cambridge Technology Partners Inc.+....................         448,435
  22,600 Centocor Inc.*.........................................         734,500
 395,719 Cisco Systems Inc. ....................................      32,399,493
  11,464 Citrix Systems, Inc....................................         660,613
  16,100 Coltec Industries Inc.*................................         231,438
 544,163 Compaq Computer Corp.*.................................      15,202,554
  28,704 CompUSA, Inc...........................................         340,860
 137,661 Computer Associates International Inc..................       3,716,847
  50,000 Computer Sciences Corp.*...............................       2,828,125

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 TECHNOLOGY -- 11.0% (CONTINUED)
  50,300 Compuware Corp.*.......................................  $    2,285,506
  15,600 Cooper Cameron Corp.*..................................         331,500
 243,786 Dell Computer Corp.*...................................      24,378,600
  19,959 General Instrument Corp.*..............................         396,685
   6,214 I2 Technologies Inc. ..................................          87,772
  23,807 LSI Logic Corp.*.......................................         291,636
  16,828 Micron Tech Inc.+......................................         382,837
 876,518 Microsoft Corp.*.......................................      84,090,946
  14,400 Millipore Corp.........................................         312,300
  12,200 National Semiconductor Corp. ..........................         111,325
  18,167 Nielson Media Research.................................         163,500
  14,263 Novell Inc.*...........................................         135,499
 247,834 Oracle Systems Corp.*..................................       4,941,190
  14,500 Perkin-Elmer Corp......................................         839,188
  15,700 SCI Systems, Inc.*.....................................         360,119
  20,500 Scientific-Atlanta, Inc................................         362,594
  29,002 Seagate Technology Inc.*...............................         507,535
  31,789 Storage Technology Corp.*..............................         691,411
  15,979 Sunstrand Corp.........................................         728,043
  14,875 Symbol Technologies, Inc...............................         609,875
  11,700 Tech Data Corp.*.......................................         442,406
  98,326 Texas Instruments, Inc. ...............................       4,688,921
  27,479 Thermo Electron Corp...................................         446,533
   5,575 Thermo Instruments Systems Inc.*+......................          85,019
   8,727 Uniphase Corp.+........................................         348,535
  61,214 United Technologies Corp. .............................       4,441,840
  12,978 Veritas Software Corp..................................         582,387
   9,179 W.R. Grace & Co.*......................................         118,179
   8,238 Waters Corp............................................         443,822
  22,800 Xilinx Inc.............................................         695,400
  21,784 Yahoo, Inc.+...........................................       1,503,096
--------------------------------------------------------------------------------
                                                                     196,182,613
--------------------------------------------------------------------------------
 TELECOMMUNICATIONS -- 6.9%
   8,241 A.H. Belo Corp.........................................         152,459
  46,600 ADC Telecommunications, Inc.*..........................       1,033,938
  21,044 Advanced Fibre Communications, Inc.*...................         149,939
 320,247 AirTouch Communications, Inc., Series A+...............      18,013,894
  30,858 ALLTEL Corp.+..........................................       1,392,467
  43,074 American Telephone & Telegraph Corp.*..................       2,159,084
  61,860 Ascend Communication Inc.*+............................       2,165,100
  29,424 Bell Atlantic Corp.+...................................       1,298,334
  23,025 Cabletron Systems*.....................................         161,175
  34,200 Ciena Corp.*...........................................         961,875
  47,300 Cincinnati Bell Inc.+..................................       1,111,550
  17,921 DSC Communications Corp.*..............................         432,344
 172,300 Ericsson LM Telephone..................................       3,682,913
   8,606 EXCEL Communications, Inc. ............................         173,734
  47,570 Frontier Corp.+........................................       1,444,939
  16,504 Global Telesystems Group, Inc.+........................         528,128
  51,400 GTE Corp. .............................................       2,570,000
   9,404 Intermedia Communications, Inc.+.......................         233,925
   4,161 Jacor Communications, Inc.+............................         245,499
   8,100 Level 3 Communication Inc..............................         241,228
 536,359 Lucent Technologies, Inc.*.............................      38,014,445
   2,701 McLeod Inc., Class A Shares............................          78,329
  49,811 MediaOne Group, Inc. ..................................       2,042,251
  70,239 Motorola, Inc. ........................................       3,024,667

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 TELECOMMUNICATIONS -- 6.9% (CONTINUED)
  18,343 Netscape Communications Corp.*.........................  $      331,320
  17,575 Nextlink Communications................................         364,681
  23,148 Paging Network, Inc....................................         167,823
   8,100 Panamsat Corp.*........................................         343,238
  37,272 Primedia Inc...........................................         372,720
  18,430 Qualcomm, Inc.*........................................         809,768
  13,589 Qwest Communications International.....................         339,725
  14,929 Reltec Corp. ..........................................         373,225
 158,197 SBC Communications, Inc................................       6,011,486
   2,077 Southern New England Telecommunications Corp.+.........         134,616
   5,150 Sprint Corp............................................         345,372
  58,644 Telecom-TCI Ventures-Group A...........................         974,957
   7,600 Telephone & Data Systems, Inc..........................         251,750
   1,542 Teligent, Inc., Class A Shares+........................          30,069
  54,900 Tellabs, Inc.+.........................................       2,319,525
  12,401 Tidewater, Inc.+.......................................         260,421
   2,700 United States Cellular Corp.+*.........................          76,781
 710,596 Worldcom, Inc.*+.......................................      29,090,024
--------------------------------------------------------------------------------
                                                                     123,909,718
--------------------------------------------------------------------------------
 TELEVISION -- 0.0%
  14,949 Hearst-Argyle Television, Inc..........................         492,383
   5,318 TCA Cable TV, Inc......................................         122,314
--------------------------------------------------------------------------------
                                                                         614,697
--------------------------------------------------------------------------------
 TRANSPORTATION -- 0.3%
     900 CNF Transportation, Inc................................          28,125
  17,450 Comair Holdings Inc....................................         443,884
   4,600 FDX Corp. .............................................         230,288
  22,500 Gulfstream Aerospace Corp.*............................         790,313
  52,700 Harley Davidson Inc....................................       1,623,819
  33,172 Kansas City Southern Industries, Inc...................       1,090,530
   8,685 Pittston Brink's Group Inc.............................         272,492
   3,646 USAIR Group, Inc.......................................         212,379
--------------------------------------------------------------------------------
                                                                       4,691,830
--------------------------------------------------------------------------------
         TOTAL COMMON STOCK (Cost -- $1,181,481,184)............   1,754,767,148
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

    FACE
   AMOUNT                         SECURITY                            VALUE

--------------------------------------------------------------------------------
 U.S. TREASURY BILLS -- 0.1%
 $   100,000 U.S. Treasury Bill, 4.750% due 9/24/98............   $       99,697
     200,000 U.S. Treasury Bill, 4.870% due 9/24/98............          199,378
     600,000 U.S. Treasury Bill, 5.015% due 9/24/98............          598,126
--------------------------------------------------------------------------------
             TOTAL U.S. TREASURY BILLS (Cost -- $897,200)......          897,201
--------------------------------------------------------------------------------
             SUB-TOTAL INVESTMENTS (Cost -- $1,182,378,384) ...    1,755,664,349
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 1.7%
  29,975,000 Goldman, Sachs & Co., 5.715% due 9/1/98; Proceeds
             at maturity -- $29,979,758; (Fully collateralized
             by U.S. Treasury Notes, 5.125% due 8/31/00; Market
             value -- $30,587,662) (Cost -- $29,975,000).......       29,975,000
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost --
               $1,212,353,384**)...............................   $1,785,639,349
--------------------------------------------------------------------------------

+   All or a portion of this security is on loan. (See Note 12).
++ Security has been partially segregated by custodian for futures contracts commitments.
*   Non-income producing security.
**  Aggregate cost for Federal income tax purposes is substantially the same.



                         Classification of Investments

                           [Pie Chart appears here]

        Consumer Products                               12.3%
        Computer Services                                7.6%
        Financial Services                               8.4%
        Health Care                                     22.7%
        Retail                                          11.4%
        Technology                                      11.4%
        Telecommunications                               6.9%
        Other Common Stocks                             11.1%
        U.S. Treasury Bills & Repurchase Agreement       1.8%
        Capital Goods                                    6.8%



                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 COMMON STOCK -- 98.1%
--------------------------------------------------------------------------------
 BANKING -- 4.8%
  73,300 Andover Bancorp Inc......................................  $  2,052,400
   2,924 Area Bancshares Corp.....................................        79,679
   3,039 Bancfirst Corp...........................................       100,287
   4,000 Bancfirst Ohio Corp......................................       104,000
  41,532 Bancorp South Inc........................................       716,427
  19,086 Bank Plus Corp...........................................       145,531
 313,750 Bankatlantic Bancorp Inc., Class A Shares+...............     2,431,563
  27,898 Bankatlantic Bancorp Inc., Class B Shares................       240,620
  13,078 Banknorth Group Inc......................................       358,010
   3,800 Brookline Bancorp Inc....................................        38,712
   7,404 BSB Bancorp..............................................       204,535
  12,128 BT Financial Corp. ......................................       266,816
   2,115 Capital City Bank Group Inc. ............................        52,875
   4,300 Cathay Bancorp Inc.......................................       121,475
  22,838 Citizens Banking Corp. of Michigan.......................       653,738
   6,382 Citizens Corp............................................       161,544
   8,509 CNB Bancshares Inc.......................................       365,896
  11,633 Commerce Bancorp Inc. of New Jersey......................       408,609
 198,069 Commercial Federal Corp.+................................     4,357,518
  17,194 Commonwealth Bancorp.....................................       229,970
   7,709 Community Bank System Inc. ..............................       192,725
   6,600 Community First Bankshares Inc...........................       112,200
   9,346 Community Trust Bancorp..................................       228,977
   7,985 Corus Bancorp............................................       228,571
  19,100 Cullen Frost Bankers Inc. ...............................       816,525
     451 CVB Financial Corp.......................................         8,625
  11,834 Dime Community Bancorp...................................       181,208
   3,900 Evergreen Bancorp Inc....................................        90,675
   6,434 F&M Bancorp Inc. of Wisconsin............................       213,123
   5,850 F&M Bancorp of Maryland..................................       216,450
   6,605 First Citizens Bancshares Inc............................       551,517
  10,953 First Commerce Bancshares Inc. ..........................       284,778
  14,136 First Federal Capital Corp. .............................       183,768
   7,556 First Financial Bankshares, Inc..........................       283,822
 130,800 First Hawaiian Inc.......................................     3,842,250
  16,114 First Midwest Bancorp Inc................................       592,189
   3,400 First Palm Beach Bancorp.................................       102,000
   8,961 First Republic Bancorp...................................       232,986
  19,542 First United Bancshares of Arkansas......................       383,512
  10,155 First Washington Bancorp, Inc............................       196,753
   9,388 First Western Bancorp Inc................................       221,205
 130,000 Firstbank Puerto Rico San Juan...........................     3,103,750
   4,800 Firstcity Financial Corp.................................        84,000
  19,400 Firstfed Financial Corp. *...............................       286,150
   3,934 Flagstar Bancorp Inc.....................................        88,023
   6,386 GBC Bancorp..............................................       134,106
   8,200 Haven Bancorp Inc. ......................................       131,200
  51,300 Independence Community Bank Corp. .......................       564,300
  10,400 Independent Bank Corp. ..................................       136,500
   4,000 International Bancshares Corp. ..........................       238,500
   4,000 Jeffbanks Inc............................................        81,000
   3,900 Jefferson Savings Bancorp Inc............................        72,881
  27,909 MAF Bancorp. Inc. .......................................       572,135
   1,300 Mahoning National Bancorp Inc............................        45,500
   3,582 Mainstreet Bankgroup Inc. ...............................       113,728

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 BANKING -- 4.8% (CONTINUED)
   1,500 Maryland Federal Bancorp.................................  $     50,813
      10 Mercantile Bancorp Inc. .................................           439
  12,932 National Bancorp of Alaska Inc. .........................       391,193
   5,400 National City Bancorp....................................       135,675
   1,700 National City Bancshares, Inc............................        57,800
   2,291 National Penn Bancshares Inc. ...........................        55,557
  10,710 NBT Bancorp Inc. ........................................       243,653
  24,500 Peoples Bancorp Inc. ....................................       170,734
  16,569 PFF Bancorp Inc. ........................................       230,930
   3,900 Pinnacle Banc Group, Inc. ...............................       104,812
   2,500 Prime Bancshares Inc.....................................        42,812
  22,647 Provident Bankshares Corp. ..............................       509,558
   6,388 Queens County Bancorp Inc. ..............................       226,774
   9,392 Reliance Bancorp Inc. ...................................       244,779
   8,449 Republic Bancorp Inc. ...................................       140,465
   4,400 Republic Bancshares Inc. ................................        85,800
   4,500 Republic Banking Corp. of Florida........................        50,063
  11,692 Resource Bancshares Management Group Inc.................       184,149
  40,232 Roslyn Bancorp Inc.+.....................................       553,190
   2,253 S&T Bancorp, Inc. .......................................       112,791
   2,000 Sandy Spring Bancorp Inc. ...............................        60,000
   6,500 SIS Bancorp Inc. ........................................       217,750
  30,600 Staten Island Bancorp Inc. ..............................       476,213
   5,700 Sterling Bancorp. .......................................       109,013
  20,158 United Bankshares Inc.+..................................       501,430
   5,900 United National Bancorp..................................       141,600
  13,246 Vermont Financial Services Corp. ........................       268,232
  26,110 Webster Financial Corp. .................................       538,519
  17,491 Wesbanco Inc. ...........................................       415,411
   8,946 West Coast Bancorp of Oregon.............................       154,319
  30,679 Westamerica Bancorp......................................       743,966
   8,300 Western Bancorp..........................................       244,850
   2,100 Wilshire Financial Services Group........................        21,262
--------------------------------------------------------------------------------
                                                                      35,390,389
--------------------------------------------------------------------------------
 BASIC INDUSTRIES -- 16.2%
 105,746 A.M. Castle & Co.........................................     1,916,647
   3,200 Actel Corp...............................................        31,000
   6,200 Acuson Corp.+............................................        90,675
   3,700 Adac Laboratories........................................        83,019
  12,400 Adelphia Communications Corp.............................       427,800
  21,743 Advanta Corp., Class A Shares............................       245,968
   6,300 Advest Group Inc.........................................       120,487
   2,650 AFC Cable Systems Inc....................................        61,364
  18,095 Aftermarket Technology Corp..............................       214,878
   5,432 Agribrands International Inc.............................       158,207
 263,488 AK Steel Holding Corp.+..................................     3,655,896
  20,918 Albemarle Corp.+.........................................       351,684
  34,600 Alexander & Baldwin, Inc.................................       813,100
 164,700 Allied Products Corp.....................................     1,502,888
  23,404 AMCOL International Corp.................................       274,997
   3,965 American Tower Corp......................................        62,449
   5,100 Ameripath Inc. ..........................................        58,650
  86,200 Armco Inc................................................       355,575
  26,200 Associated Group Inc. ...................................       694,300
   1,200 Astec Industries Inc.....................................        42,300
 125,000 Autodesk Inc. ...........................................     2,921,875

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 BASIC INDUSTRIES -- 16.2% (CONTINUED)
   1,300 AVT Corp.................................................  $     25,512
  28,217 Ball Corp................................................     1,054,610
  12,550 Bandag Corp..............................................       378,069
 153,382 Barnes Group Inc.........................................     3,671,582
  12,600 Battle Mountain Gold Co. ................................        38,588
   9,598 Belden Inc. .............................................       142,770
 105,300 Bethlehem Steel Corp.+...................................       756,844
  25,938 Birmingham Steel Corp. ..................................       178,324
   1,300 Brady Corp...............................................        21,775
  15,721 Brush Wellman Inc........................................       229,920
  91,203 Butler Manufacturing Co..................................     2,217,373
   9,100 C.H. Robinson Worldwide, Inc. ...........................       182,000
 241,726 Calgon Carbon Corp.......................................     1,495,680
 145,202 Calmat Co.+..............................................     2,441,209
  19,742 Cambrex Corp.............................................       451,598
 132,505 Caraustar Industries Inc.................................     2,815,731
     927 The Carbide/Graphite Group, Inc. ........................        12,051
  18,570 Carpenter Technology Corp. ..............................       672,002
  16,400 Cato Corp................................................       155,800
  19,325 Chemfirst Inc............................................       332,148
  17,662 Chesapeake Corp. ........................................       578,431
  13,064 Cilcorp Inc. ............................................       650,750
  36,762 Cincinnati Milacron Inc. ................................       712,264
  10,411 Citation Corp............................................       110,617
   2,000 City Holding Co..........................................        74,000
  18,681 Clarcor Inc. ............................................       296,561
  20,907 Cleco Corp...............................................       649,424
  85,256 Cleveland Cliffs Inc. ...................................     3,111,844
   9,400 Cohu Inc.................................................       143,350
  48,810 Collins & Aikman Corp.*..................................       317,265
   6,514 Columbus McKinnon Corp...................................       116,438
 148,238 Commercial Metals Co.....................................     3,613,301
 230,568 Commonwealth Industries Inc..............................     1,469,871
  23,779 Cone Mills Corp.*........................................       167,939
  14,900 Consolidation Capital Corp. .............................       191,838
   1,200 Contifinancial Corp.+....................................        15,150
   7,385 Copart Inc...............................................       143,084
  33,050 Corn Products International Inc. ........................       782,872
   9,600 CPI Corp.................................................       193,200
   5,155 CSS Industries Inc.*.....................................       142,407
  26,773 D.R. Horton, Inc.+.......................................       428,368
 270,000 Dal-Tile International Inc.+.............................     2,295,000
  15,200 Dames & Moore Group......................................       180,500
  20,800 Delco Remy International Inc. ...........................       218,400
  51,016 Del E. Webb Corp. .......................................     1,004,377
  17,800 Dexter Corp..............................................       440,550
   9,924 DT Industries Inc. ......................................       146,069
   8,500 DVI, Inc.................................................       136,000
 147,100 Ennis Business Forms, Inc. ..............................     1,480,194
 537,000 Ethyl Corp. .............................................     2,282,250
  12,567 Fairchild Corp., Class A Shares..........................       174,367
   1,100 First Charter Corp.+.....................................        23,100
 105,700 Fleetwood Enterprises+...................................     3,534,344
  13,062 Florida Rock Industries Inc. ............................       360,021
   9,117 Foamex International Inc.*...............................       136,755
   1,400 Garden Ridge Corp........................................        12,600
   1,772 General Binding Corp.....................................        58,974

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 BASIC INDUSTRIES -- 16.2% (CONTINUED)
   8,529 General Chemical Group Inc. .............................  $    178,043
   4,200 Genesis Direct Inc.......................................        12,075
  22,263 Geon Co..................................................       431,346
  13,830 Georgia Gulf Corp. ......................................       237,703
   8,500 Getchell Gold Corp. .....................................        76,500
   7,400 Giant Cement Holding Inc.................................       193,787
   4,960 Gibraltar Steel Corp. ...................................        84,010
 154,026 Gleason Corp. ...........................................     3,388,572
   8,035 Graco Inc. ..............................................       199,871
   5,200 Greenbrier Cos. Inc. ....................................        81,250
  13,558 Greif Brothers Corp., Class A Shares.....................       440,635
 218,591 Guilford Mills Inc.......................................     3,210,555
  12,254 H.B. Fuller Co...........................................       582,065
  11,200 Hadco Corp. .............................................       226,800
   1,900 Heartland Express, Inc...................................        30,400
  54,344 Hecla Mining Co.*........................................       186,808
   8,247 Houston Exploration Co...................................       120,612
  37,761 Imation Corp. ...........................................       592,376
  14,400 Imperial Holly Corp. ....................................        95,400
  22,566 Inland Steel Industries Inc.+............................       427,344
   4,917 Input/Output Inc. .......................................        47,941
  13,084 Interim Services Inc.....................................       268,222
 230,961 Intermet Corp. ..........................................     3,464,415
  13,797 Interpool Inc............................................       169,876
  71,400 Ivax Corp. ..............................................       553,350
  14,855 J & L Specialty Steel Inc. ..............................        52,921
  28,258 Kaiser Aluminum Corp.*...................................       167,782
  32,400 Kemet Corp. .............................................       376,650
  16,100 Kitty Hawk Inc...........................................       193,200
  47,400 Komag Inc. ..............................................       130,350
   6,887 L.S. Starrett Co., Class A Shares........................       237,171
  33,200 Lawter International Inc. ...............................       253,150
  16,576 Lilly Industries Inc., Class A Shares....................       308,728
   3,263 Littlefuse Inc. .........................................        54,655
  62,439 Lone Star Industries Inc.+...............................     3,754,145
  92,800 The LTV Corp. ...........................................       504,600
  15,623 Lydall Inc. .............................................       216,769
  43,073 M.A. Hanna & Co. ........................................       535,720
  33,197 Mariner Post-Acute Network...............................       236,529
  54,900 Mark IV Industries Inc. .................................       778,902
   1,400 Maxim Group Inc. ........................................        26,075
   3,534 Maxxam Inc. .............................................       201,438
  20,848 McClatchy Newspapers Inc., Class A Shares................       625,440
  14,200 Metals USA Inc. .........................................       164,187
  26,400 Metrocall Inc. ..........................................       138,600
  35,400 Metromedia International Group Inc.+.....................       146,025
   4,200 Midland Co. .............................................        98,175
   6,000 Miller Industries Inc.+..................................        26,625
   3,613 Mine Safety Appliances Co. ..............................       266,685
 126,672 Mississippi Chemical Corp.+..............................     1,591,317
   6,149 Moog Inc., Class A Shares................................       173,709
  32,658 Mueller Industries Inc.*.................................       834,820
  14,381 NAC Re Corp. ............................................       678,603
   2,009 NACCO Industries Inc., Class A Shares....................       191,357
  19,065 National Steel Corp., Class B Shares.....................       128,689
   2,540 NCH Corp. ...............................................       144,463
   2,982 NCI Building Systems, Inc. ..............................        52,930

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 BASIC INDUSTRIES -- 16.2% (CONTINUED)
  26,100 Newfield Exploration Co. ................................  $    409,444
  10,488 Nichols Research Corp. ..................................       211,071
  15,102 NL Industries Inc. ......................................       300,152
   1,400 Norrell Corp. ...........................................        17,500
   9,081 Nortek Inc. .............................................       225,322
  10,100 NS Group, Inc. ..........................................        59,969
  64,200 Olsten Corp. ............................................       377,175
  16,595 OM Group Inc. ...........................................       477,106
   4,200 Omega Protein Corp. .....................................        43,050
  29,265 Oneok Inc. ..............................................       879,779
  21,440 Oregon Steel Mills Inc.+.................................       202,340
  10,700 Paxar Corp. .............................................        85,600
  13,300 Paymentech, Inc. ........................................       152,119
   7,200 PBOC Holdings Inc. ......................................        67,500
  10,000 Pennsylvania Manufacturers Corp. ........................       192,500
  30,000 Phycor Inc. .............................................       208,125
  18,262 Pittston Bax Group Inc. .................................       144,955
  26,200 Polymer Group, Inc. .....................................       240,713
  46,500 Pride International Inc. ................................       369,094
  18,000 PS Business Parks Inc. of California.....................       362,250
 229,954 Public Service Co. of New Mexico.........................     4,599,080
  19,613 Public Service Co. of North Carolina.....................       382,453
   4,346 Puerto Rican Cement Co. Inc. ............................       186,063
  12,176 Quanex Corp. ............................................       264,828
  12,800 Regal-Beloit Corp. ......................................       251,200
  10,277 Reliance Steel & Aluminum Co. ...........................       313,449
  18,000 Remec Inc. ..............................................       146,250
  11,305 Rock-Tenn Co., Class A Shares............................       124,355
   1,400 Rogers Corp. ............................................        36,050
  10,900 Rural/Metro Corp. .......................................        77,663
   5,275 Ryerson Tull Inc., Class A Shares........................        88,027
   3,300 Sauer, Inc. .............................................        29,700
   9,420 Scotsman Industries Inc. ................................       221,370
   6,401 Shaw Group Inc. .........................................        51,608
   5,151 Shiloh Industries Inc.*..................................        86,923
  22,536 Sigcorp, Inc. ...........................................       723,969
   5,000 Signal Corp. ............................................       135,312
   4,700 Sola International Inc. .................................        68,150
  18,400 Southern Peru Cooper Corp. ..............................       162,150
  83,400 Southland Corp. .........................................       191,559
   5,000 Sparteck Corp. ..........................................        82,500
  14,600 Stein Mart Inc. .........................................       129,575
   4,385 Stepan Co. ..............................................       110,721
   1,300 Sunterra Corp.+..........................................        11,943
     850 Tennant Co. .............................................        33,893
  30,115 Terra Industries Inc. ...................................       150,575
 124,397 Texas Industries Inc. ...................................     4,501,616
   7,900 Thermedics Detection Inc. ...............................        73,075
   3,009 Thermoquest Corp. .......................................        21,062
  40,400 Tig Holdings, Inc. ......................................       558,025
  12,581 TJ International Inc. ...................................       263,415
  10,166 TNP Enterprises Inc. ....................................       301,803
   1,120 Triad Guaranty Inc. .....................................        28,070
  19,748 Trico Marine Services Inc. ..............................       116,019
  31,559 UGI Corp. ...............................................       694,298
  31,800 UICI.....................................................       482,962
  15,400 Unitrode Corp. ..........................................       191,538

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 BASIC INDUSTRIES -- 16.2% (CONTINUED)
 271,256 Universal Forest Products Inc. ..........................  $  3,882,351
  11,500 URS Corp. ...............................................       158,125
  17,000 Vail Resorts, Inc.+......................................       391,000
  11,500 Valmont Industries, Inc.+................................       173,937
  12,900 Varlen Corp. ............................................       283,800
  57,800 Vencor Inc. .............................................       209,525
  50,400 Ventas, Inc. ............................................       535,500
   1,000 Verio Inc.+..............................................        22,125
   4,650 Watsco Inc. .............................................        68,006
 186,927 Wellman, Inc. ...........................................     2,137,978
 167,233 Westinghouse Air Brake Co. ..............................     3,376,016
   7,800 WHX Corp.+...............................................        78,000
  13,817 Wolverine Tube Inc.*.....................................       405,011
  22,202 WPS Resources Corp.+.....................................       747,930
--------------------------------------------------------------------------------
                                                                     119,726,503
--------------------------------------------------------------------------------
 CAPITAL GOODS -- 7.4%
   8,976 A.O. Smith Corp. ........................................       169,422
  22,798 AAR Corp. ...............................................       504,406
 106,698 Albany International Corp., Class A Shares...............     2,047,265
   3,434 Ameron International Corp. ..............................       130,707
  19,754 Applied Industrial Technologies, Inc. ...................       344,460
  16,492 Aptargroup, Inc. ........................................       467,960
  20,553 Arctic Cat Inc. .........................................       177,270
  16,996 Argonaut Group Inc.......................................       437,647
 111,201 Arvin Industries Inc.....................................     4,197,838
   9,679 Avondale Industries Inc.*................................       248,024
  17,676 Baldor Electric Co.+.....................................       363,463
  11,936 Bassett Furniture Industries Inc. .......................       264,084
   6,290 Benchmark Electronics Inc. ..............................       119,510
  15,924 Blount International Inc., Class A Shares................       378,195
  10,700 BRC Holdings Inc.........................................       160,500
  14,207 Breed Technologies Inc.+.................................       103,889
   1,800 Briggs & Stratton Corp. .................................        66,263
     400 Brylane Inc..............................................        10,375
   3,046 Centex Construction Products, Inc. ......................       117,652
  11,605 Century Aluminum Co......................................       116,050
   8,621 Commercial Intertech Corp. ..............................       123,927
   5,259 Cubic Corp...............................................       111,754
   4,300 Curtiss-Wright Corp.+....................................       189,469
   7,232 Daniel Industries, Inc...................................        80,456
     779 Elcor Corp. .............................................        18,112
  88,500 Elsag Bailey Process Automation N.V. ....................     1,886,156
  10,094 Excel Industries Inc.....................................       128,698
  34,725 Fedders Corp. ...........................................       177,966
 127,958 Flowserve Corp. .........................................     2,399,212
 144,400 Foster Wheeler Corp. ....................................     1,777,925
  18,162 Granite Construction Inc.................................       431,347
  39,862 Hardinge Inc.............................................       847,068
  92,768 Harman International Industries Inc. ....................     3,252,679
 152,450 Hughes Supply, Inc.......................................     4,154,263
  11,809 Idex Corp. ..............................................       247,989
  15,456 Ionics Inc.*.............................................       379,638
  20,341 Jacobs Engineering Group Inc.............................       518,695
  18,726 JLG Industries Inc. .....................................       275,038
  16,905 Juno Lighting Co. .......................................       325,421
  17,100 Justin Industries Inc....................................       234,056

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 CAPITAL GOODS -- 7.4% (CONTINUED)
 228,040 Kaman Corp., Class A Shares..............................  $  3,064,288
  36,468 Kaufman & Broad Home Corp. ..............................       779,503
 120,000 Kennametal Inc...........................................     3,112,500
   6,078 Lawson Products Inc......................................       131,817
  39,122 Lincoln Electric Co., Class A Shares.....................       684,635
 166,600 Magnatec Inc. ...........................................     2,165,800
   5,919 The Manitowoc Co., Inc. .................................       155,744
  14,791 MascoTech Inc............................................       258,842
  34,488 Methode Electronics Inc., Class A Shares.................       413,856
   9,009 Mikasa Inc. .............................................       106,419
  15,840 Modine Manufacturing Co. ................................       440,550
  26,281 Morrison Knudsen Corp....................................       277,593
   5,905 National Presto Industries Inc...........................       216,640
 243,205 Newport News Shipbuilding Inc. ..........................     5,715,318
   9,477 Nordson Corp. ...........................................       403,957
   6,910 NTL Inc..................................................       275,968
   8,600 NVR Inc.*................................................       280,037
  19,138 Oakwood Homes Corp.......................................       272,716
   9,600 Rental Service Corp. ....................................       231,000
   7,758 Robbins & Myers Inc.+....................................       184,252
   3,821 Speciality Equipment Cos., Inc.*.........................        76,420
  11,751 SPX Corp.................................................       584,612
  11,633 Standard Pacific Corp....................................       137,415
  30,301 Stewart & Stevenson Services, Inc........................       395,807
   6,634 Stone & Webster Inc......................................       225,970
  92,400 Tecumseh Products Co. ...................................     4,394,775
      52 Thermadyne Holdings Corp.................................         1,937
  16,279 Titan International Inc..................................       172,964
  23,383 Toll Brothers Inc.* .....................................       597,728
   3,508 Tremont Corp. ...........................................       159,833
  11,500 US Home Corp.* ..........................................       325,594
   5,911 Valhi Inc. ..............................................        73,518
  17,842 Wabash National Corp. ...................................       283,242
--------------------------------------------------------------------------------
                                                                      54,586,099
--------------------------------------------------------------------------------
 CONSUMER DURABLES -- 4.8%
  23,600 Avis Rent A Car, Inc.....................................       370,225
  26,100 BMC Industries Inc. .....................................       104,400
  10,000 Boise Cascade Corp.......................................       136,875
   1,500 Borg Warner Security Corp................................        21,281
   9,784 BT Office Products International, Inc. ..................       131,472
  15,400 Budget Group Inc., Class A Shares........................       261,800
   6,606 Bush Industries, Inc., Class A Shares....................       121,798
   3,300 CDNow Inc.+..............................................        25,575
  16,573 Coachmen Industries Inc..................................       309,708
   1,285 Coleman Co., Inc.........................................        13,011
   2,900 Columbia Sportswear Co...................................        36,975
   6,926 Culp Inc. ...............................................        60,602
   1,600 Davox Corp. .............................................        16,900
   8,279 Detroit Diesel Corp. ....................................       147,987
  30,133 Diamond Multimedia Systems Inc...........................       105,466
   8,782 Discount Auto Parts Inc. ................................       188,264
  17,870 Donaldson Inc............................................       317,193
 181,682 Exide Corp.+.............................................     1,805,465
 211,700 GenCorp Inc. ............................................     4,445,700
  54,700 Haverty Furniture Cos., Inc..............................     1,066,650
  19,290 Interface Inc., Class A Shares...........................       236,302

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 CONSUMER DURABLES -- 4.8% (CONTINUED)
 169,900 Jostens Inc. ............................................  $  3,376,763
  10,945 K2 Inc. .................................................       201,798
  34,757 La-Z-Boy Chair Co........................................     1,831,260
  59,600 Lee Enterprises, Inc. ...................................     1,408,050
  49,342 Longview Fiber Co........................................       481,084
  13,804 Myers Industries Inc. ...................................       284,708
  37,135 Oak Industries Inc. .....................................       106,763
   1,776 Oneida Ltd...............................................        36,186
  12,776 O'Sullivan Industries Holdings, Inc. ....................       119,775
  24,681 P.H. Glatfelter Co.......................................       286,917
  28,954 Pioneer Standard Electronics Inc.+.......................       218,965
  22,374 Pulte Corp. .............................................       646,049
   8,150 Quaker Fabric Corp.......................................        71,312
 140,000 Rival Co. ...............................................     1,400,000
   9,296 Russ Berrie & Co. Inc....................................       178,367
  14,649 Ryland Group Inc.........................................       289,318
   5,898 Sequa Corp., Class A Shares*.............................       376,366
  21,200 Shorewood Packaging Corp. ...............................       275,600
  15,793 Simpson Industries Inc...................................       165,826
   7,410 Skyline Corp. ...........................................       209,333
  10,876 Springs Industries Inc...................................       359,588
   9,689 Standard Motor Products Inc. ............................       233,747
 205,759 Standard Products Co.....................................     5,246,855
   3,081 Standex International Corp. .............................        68,552
 255,000 Sturm Ruger & Co. Inc....................................     3,570,000
  19,195 Superior Industries International Inc....................       399,496
     929 Telxon Corp..............................................        15,909
  14,660 Thomas Industries Inc....................................       272,126
  48,063 Thor Industries Inc......................................       988,295
  40,498 Tower Automotive Inc.+...................................       741,620
  13,953 United Auto Group Inc. ..................................       185,749
  13,289 The United Illuminating Co. .............................       665,281
   1,200 Urban Outfitters Inc.....................................        17,325
   8,557 VMR Scientific Products Corp.............................       211,786
  15,826 Watts Industries Inc., Class A Shares....................       264,096
  13,362 Winnebago Industries Inc. ...............................       140,301
--------------------------------------------------------------------------------
                                                                      35,268,815
--------------------------------------------------------------------------------
 CONSUMER NON-DURABLES -- 8.1%
  12,170 Acceptance Insurance Cos. Inc.*..........................       231,230
  32,565 Adolph Coors Co., Class B Shares.........................     1,343,306
   9,200 Advantica Restaurant Group, Inc..........................        43,412
   1,700 American Disposal Services, Inc..........................        49,831
   7,667 Authentic Fitness Corp...................................        88,650
  20,000 Aviall, Inc. ............................................       255,000
   1,900 Bell & Howell Co. .......................................        44,650
   5,500 Blair Corp...............................................       137,844
  39,657 Bob Evans Farms, Inc. ...................................       731,176
 217,700 Brown Group Inc. ........................................     3,211,075
   1,509 Buckle Inc. .............................................        29,614
  31,163 Buffets Inc.+............................................       393,433
  57,216 Burlington Industries Inc.*..............................       543,552
   5,959 Bush Boake Allen Inc. ...................................       178,770
  14,700 Canadaigua Wine Co., Class A Shares......................       613,725
  21,800 Carter Wallace Inc.......................................       321,550
   1,300 Championship Auto Racing Teams Inc. .....................        25,675
  10,100 Chicago Title Corp.......................................       355,394

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 CONSUMER NON-DURABLES -- 8.1% (CONTINUED)
  34,300 Chiquita Brands International Inc........................  $    383,731
  14,395 Church & Dwight Co., Inc. ...............................       389,565
  10,476 CN Galey & Lord Inc......................................        97,558
   1,106 Coca Cola Bottling Co. ..................................        68,295
  59,900 Corporate Express Inc. ..................................       576,537
   1,752 Cort Business Services Corp. ............................        42,815
  10,246 Department 56, Inc. .....................................       302,257
  37,488 Earthgrains Co. .........................................     1,030,920
 159,815 Eastern Utlities Associates..............................     3,965,410
  17,834 Electroglas, Inc.........................................       191,716
 178,709 Enesco Group Inc. .......................................     4,311,355
     835 Farmer Brothers Co.......................................       171,175
  52,820 Felcor Suite Hotels, Inc.................................     1,076,207
  34,822 First Brands Corp........................................       694,264
  36,934 Fleming Cos., Inc........................................       440,900
  10,856 Florida East Coast Industries, Inc. .....................       253,759
  18,829 Footstar Inc. ...........................................       548,395
   1,400 Forest City Enterprises Inc., Class A Shares.............        31,762
   7,405 Friedman's Inc., Class A Shares..........................        71,273
  17,033 Gaylord Entertainment Co.................................       454,568
  29,605 Griffon Corp.*...........................................       262,744
   2,414 Guess ? Inc..............................................        10,259
  31,315 Handleman Co. ...........................................       201,590
  23,900 Hartmarx Corp.*..........................................       158,338
   2,800 Harveys Casinos Resorts..................................        68,600
  56,426 Helig Meyers.............................................       641,846
   4,408 Houghton Mifflin Co......................................       133,066
   7,189 Ingles Markets Inc., Class A Shares......................        79,079
  16,600 International Multifoods Corp. ..........................       288,425
   9,940 Interwest Bancorp........................................       231,105
  10,800 Ivex Packaging Corp......................................       177,525
  24,810 The J.M. Smucker Co......................................       538,067
  10,300 Journal Register Co......................................       175,744
  11,300 Kaydon Corp..............................................       305,806
  19,993 Kellwood Co..............................................       533,561
 243,746 Kimball International Inc., Class B Shares...............     4,174,150
   1,400 Knoll Inc. ..............................................        36,312
  18,800 Kulicke & Soffa Industries, Inc. ........................       243,225
   3,600 Lufkin Industries, Inc...................................        83,025
  73,700 Merisel Inc. ............................................       161,219
 192,100 Merrill Corp. ...........................................     3,817,987
   7,685 Michael Foods Inc. ......................................       190,204
   5,200 Monaco Coach Corp........................................       112,450
  17,309 Northwestern Corp........................................       435,970
   5,600 Oakley Inc.+.............................................        56,350
   9,600 Octel Corp. .............................................       147,600
  13,300 OEA Inc..................................................       103,075
   6,731 Oxford Industries Inc....................................       182,158
   6,300 Penford Corp.............................................       166,950
   9,403 Pennsylvania Enterprises, Inc............................       204,515
  11,328 Performance Food Group Co................................       219,480
   5,700 Philadelphia Consolidated Holdings Corp.+................       109,725
  22,259 Phillips-Van Heusen Corp. ...............................       210,069
   2,427 Pilgrims Pride Corp. ....................................        47,477
   2,920 Pillowtex Corp...........................................        80,665
   3,462 Quiksilver Inc...........................................        47,602
 135,200 Ralcorp Holdings Inc. ...................................     2,611,050

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 CONSUMER NON-DURABLES -- 8.1% (CONTINUED)
  48,282 Riviana Foods Inc. ......................................  $  1,019,957
   7,262 Robert Mondavi Corp., Class A Shares.....................       151,594
  12,010 Scholastic Corp..........................................       465,387
   2,359 Schweitzer Mauduit International Inc. ...................        58,532
     333 Seaboard Corp............................................        93,906
  21,900 Seitel Inc...............................................       197,100
  12,700 SFX Entertainment Inc. ..................................       398,462
   1,000 Simpson Manufacturing Co Inc. ...........................        29,125
   7,780 South Jersey Industries, Inc. ...........................       176,995
  10,900 Sovran Self Storage Inc..................................       242,525
  10,754 Sunglass Hut International Inc. .........................        61,835
   1,800 Superior Services Inc....................................        44,775
 112,719 Toro Co..................................................     2,479,825
   5,186 Toy Biz Inc..............................................        37,923
     600 U.S. Can Corp. ..........................................         8,512
 134,200 Universal Corp. of Virginia..............................     4,227,300
 232,700 Universal Foods Corp.....................................     4,915,788
   2,300 USA Floral Products Inc..................................        16,244
 280,598 Wausau-Mosinee Paper Corp................................     3,577,625
  22,035 WR Berkley Corp..........................................       696,857
   2,500 Young Broadcasting Corp., Class A Shares.................       129,219
--------------------------------------------------------------------------------
                                                                      59,976,848
--------------------------------------------------------------------------------
 CONSUMER SERVICES -- 9.2%
  33,915 A. Schulman, Inc. .......................................       538,401
   6,055 Aaron Rents Inc., Class A Shares.........................        97,637
   3,568 ABM Industries Inc.......................................        90,984
 107,000 AC Nielsen Corp..........................................     2,146,687
   2,400 Ackerley Group Inc. .....................................        52,200
   3,715 Advo Inc. ...............................................        92,411
   4,324 AMC Entertaiment Inc.....................................        55,131
  14,200 Ames Department Stores Inc. .............................       209,450
   3,100 Anicom Inc...............................................        26,350
  18,539 AnnTaylor Stores Corp.*..................................       450,729
  27,000 Apogee Enterprises, Inc..................................       273,375
   5,000 Apple South..............................................        57,500
 173,400 Applebee's International, Inc.+..........................     3,207,900
   6,867 ASA Holdings Inc.........................................       235,195
  34,300 Asarco Inc. .............................................       546,656
  28,532 Ascent Entertainment Group Inc. .........................       221,123
  44,701 Aztar Corp.*.............................................       192,773
  27,600 Banta Corp. .............................................       772,800
   2,754 Berlitz International Inc.*..............................        73,669
 100,300 Borg Warner Automotive Inc...............................     4,062,150
 222,224 Bowne & Co., Inc.+.......................................     3,500,028
   7,800 Carmike Cinemas Inc., Class A Shares*....................       152,100
  35,000 Central Newspapers, Inc. ................................     2,170,000
   6,401 Century Communications Corp., Class A Shares*............       148,823
  11,357 Checkpoint Systems Inc...................................       111,441
   9,941 CMAC Investment Corp.....................................       382,728
  14,000 Dan River Inc., Class A Shares...........................       182,875
  17,200 Dress Barn Inc.*.........................................       298,850
   7,919 E Town Corp..............................................       329,628
  21,001 Eagle Hardware & Garden Inc.*............................       448,896
  34,559 Equity Inns Inc. ........................................       345,590
  30,600 Extended Stay America Inc................................       267,750
  43,266 Fingerhut Cos., Inc. ....................................     1,049,200

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 CONSUMER SERVICES -- 9.2% (CONTINUED)
  26,722 Florida Panthers Holdings, Inc...........................  $    288,932
  22,676 Franklin Convey Co.......................................       425,175
   2,400 G & K Services Inc., Class A Shares+.....................       104,100
   5,143 GC Cos., Inc.*...........................................       228,221
  14,900 Gibson Greetings Inc.*...................................       289,619
  38,405 Grand Casinos, Inc. .....................................       336,044
 136,312 The Great Atlantic & Pacific Tea Co., Inc. ..............     3,245,930
  17,845 Hancock Fabrics Inc. ....................................       169,527
 153,000 Hollinger International Inc.+............................     2,142,000
  11,400 Hollywood Entertainment Corp.............................       117,562
  19,409 Hollywood Park Inc.*.....................................       198,942
  36,700 Homebase Inc.+...........................................       224,787
  33,256 Hospitality Property Trust...............................       914,540
  13,147 Host Marriott Services Corp. ............................       129,827
  59,751 HSB Group Inc.+..........................................     2,591,700
   8,951 IHOP Corp................................................       336,781
   2,200 IRI International Corp. .................................        11,000
  28,153 John H. Harland Co.......................................       367,749
   9,036 Jones Intercable Inc., Class A Shares....................       196,533
 150,000 Kelly Services Inc., Class A Shares......................     3,843,750
   7,938 Landry's Seafood Restaurants, Inc.+......................        66,729
  15,400 Lexington Corporate Properties Trust.....................       179,025
   7,441 Libbey Inc...............................................       227,416
  40,039 Lone Star Steakhouse & Saloon, Inc. .....................       340,331
  28,268 Longs Drug Stores Corp. .................................       964,645
 266,586 Luby's Cafeterias Inc....................................     4,065,437
  21,148 Marcus Corp. ............................................       269,637
  12,415 Michaels Stores Inc.*+ ..................................       291,752
  16,652 Microage Inc.*...........................................       201,905
   2,200 Midas Inc. ..............................................        49,775
   5,500 Movado Group, Inc. ......................................        97,969
   9,210 MS Carriers Inc..........................................       196,864
 145,000 Nash Finch Co. ..........................................     2,030,000
  17,309 Paxson Communications Corp...............................       157,945
   8,218 Personnel Group Of America, Inc. ........................        92,966
   7,870 Pinkertons Inc...........................................       117,066
  10,422 Polaris Industries Inc...................................       315,917
  19,202 Pool Energy Services Co.*................................       136,814
  27,000 Potlatch Corp............................................       887,625
  13,386 Powertel Inc.............................................       133,860
  31,352 Prime Hospitality Corp.*.................................       260,613
  39,741 Prime Retail Inc. .......................................       372,572
   2,013 Rainforest Cafe Inc. ....................................        16,607
   2,000 Republic Group Inc. .....................................        30,000
   9,900 Respironics, Inc. .......................................       113,850
  17,354 Rio Hotel & Casino Inc...................................       259,225
   7,082 Rouge Industries Inc.....................................        54,885
  27,038 Ruby Tuesday Inc. .......................................       380,222
  26,321 Ruddick Corp.............................................       398,105
  28,500 Russell Corp. ...........................................       901,313
  42,800 Ryan's Family Steak Houses Inc.*.........................       436,025
 110,529 Safety-Kleen Corp. ......................................       324,679
   5,500 Sandisk Corp.............................................        48,125
  99,676 Sbarro Inc...............................................     1,974,831
  14,180 Scotts Co., Class A Shares*..............................       404,130
  17,400 Servico Inc..............................................       169,650
  23,742 Shopko Stores, Inc. .....................................       609,873

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 CONSUMER SERVICES -- 9.2% (CONTINUED)
  11,536 Silgan Holdings Inc.+....................................  $    268,212
   2,900 Sitel Corp...............................................        10,512
  13,300 Skywest Inc. ............................................       279,300
   6,090 Sonic Corp...............................................        97,059
   1,400 SOS Staffing Services, Inc. .............................        18,463
   5,500 Speedfam International Inc. .............................        68,063
  30,707 The Sports Authority, Inc................................       199,597
   7,993 Station Casinos Inc. ....................................        43,961
  24,900 Stewart Info Services Corp. .............................     1,297,913
  26,488 Storage USA Inc. ........................................       792,985
   7,600 Syms Corp................................................        89,300
  11,046 Talbot's, Inc............................................       232,657
   5,144 Tanger Factory Outlet Centers Inc. ......................       134,708
  25,886 TCI Satellite Entertainment Inc., Class A Shares.........       103,544
   2,800 TransMontaigne, Inc. ....................................        32,200
  18,300 Unicapital Corp..........................................       192,150
 265,900 Unisource Worldwide......................................     1,761,588
   3,700 United Stationers Inc....................................       219,225
   1,200 US Leasing Corp., Class A Shares.........................        17,400
   6,000 USCS International.......................................       136,125
   2,000 USN Communications Inc. .................................         4,500
  34,600 Valassis Communications, Inc. ...........................     1,031,513
  11,243 Value City Department Stores Inc.*.......................       109,619
  28,300 Vivus Inc.+..............................................        84,900
  13,800 Vlasic Foods International Inc...........................       200,100
   2,115 Wackenhut Corp...........................................        40,185
  28,000 Westfield America Inc....................................       444,500
  35,646 Wicor Inc................................................       761,933
  12,200 Wisconsin Central Transportation Corp....................       153,263
  35,728 World Color Press Inc....................................     1,004,850
  10,900 Wyman-Gordon Co.+........................................       152,600
  14,271 Xtra Corp. ..............................................       840,205
  32,225 Zale Corp.*..............................................       741,175
  14,400 Zapata Corp.+............................................       166,500
--------------------------------------------------------------------------------
                                                                      68,262,937
--------------------------------------------------------------------------------
 ENERGY -- 8.4%
  12,800 ACX Technologies Inc. ...................................       202,400
 280,787 Aquila Gas Pipeline Corp.................................     2,018,156
  17,578 Arch Coal Inc. ..........................................       327,390
  28,768 Benton Oil & Gas Co.*....................................       142,042
   8,400 Berry Petroleum Co.......................................       102,900
 192,250 C&D Technology Inc.......................................     4,205,469
  16,129 Cabot Oil & Gas Corp., Class A Shares....................       205,645
  63,373 Chesapeake Energy Corp. .................................        99,020
  17,000 CHS Electronics, Inc.+...................................       214,625
 127,831 Commonwealth Energy System Co. ..........................     3,866,888
   8,880 Comstock Resources Inc...................................        48,285
  20,734 Devon Energy Corp.+......................................       548,155
   6,664 DII Group, Inc. .........................................        85,799
 114,616 Eastern Enterprises......................................     4,534,496
 102,976 Equitable Resources Inc. ................................     2,252,600
  26,565 Forest Oil Corp..........................................       232,444
  46,700 Helmerich & Payne Inc....................................       758,875
   5,396 Holly Corp. .............................................       114,665
  15,429 HS Resources Inc. .......................................       115,717
  12,773 Imco Recycling Inc. .....................................       154,873
  22,500 KCS Energy Inc. .........................................        84,375

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 ENERGY -- 8.4% (CONTINUED)
  97,850 Kelley Oil & Gas Corp....................................  $    116,197
   7,300 Key Energy Group Inc.....................................        45,169
   3,100 Lattice Semiconductor Corp.+.............................        74,594
  18,247 Louis Dreyfus Natural Gas Corp.*+........................       206,419
  31,742 Meridian Resource Corp. .................................        91,258
 204,800 Mitchell Energy & Development Corp. .....................     2,864,800
 114,400 Nabors Industries Inc. ..................................     1,351,350
  82,600 National Fuel Gas Co.....................................     3,396,925
  16,503 New Jersey Resources Corp ...............................       555,945
  10,135 North Carolina Natural Gas Corp.+ .......................       238,806
  23,336 Northwest Natural Gas Co. ...............................       568,815
  19,668 Nuevo Energy Co.*........................................       320,834
  12,073 NUI Corp. ...............................................       252,778
  10,229 Oceaneering International Inc.*..........................        95,258
 136,218 Offshore Logistics Inc.*.................................     1,225,962
  60,295 Parker Drilling Co.*.....................................       241,180
   5,900 Patterson Energy Inc. ...................................        24,706
 129,400 Penn Virginia Corp. .....................................     2,798,275
  32,300 Peoples Energy Corp. ....................................     1,069,938
  28,308 Piedmont Natural Gas Co. ................................       797,932
   6,400 PLD Telekom Inc. ........................................        15,200
  14,800 Pogo Producing Co. ......................................       176,675
  35,367 Quaker State Corp. ......................................       444,298
  19,295 Range Resources Corp.+...................................       131,447
  25,900 Rayonier Timberlands, L.P. ..............................     1,010,100
  14,012 RMI Titanium Co.+........................................       250,465
 161,090 Rochester Gas & Electric, Inc. ..........................     4,701,815
   4,476 RPC Energy Services, Inc. ...............................        41,683
  95,600 Santa Fe Energy Resources+ ..............................       717,000
  12,808 Seacor Smit Inc. ........................................       441,876
  58,600 Seagull Energy Corp. ....................................       520,075
   4,939 Semco Energy Inc. .......................................        66,985
  28,700 Sierra Pacific Resorces..................................     1,049,344
 228,632 Snyder Oil Corp. ........................................     3,400,901
  24,814 Southwestern Energy Co. .................................       169,045
  10,700 St. Mary Land & Exploration Co. .........................       177,219
   6,200 Swift Energy Co.+........................................        54,637
  33,012 Tesoro Petroleum Corp. ..................................       425,029
  33,398 Titan Exploration Inc. ..................................       183,689
  17,328 Tom Brown Inc. ..........................................       192,774
  19,320 Unisource Energy Corp. Holdings Co. .....................       251,160
   2,000 UTI Energy Corp. ........................................        13,125
 272,102 Vintage Petroleum Inc. ..................................     2,125,797
  10,355 Westcorp, Inc. ..........................................        95,784
 261,583 Western Gas Resources Inc. ..............................     2,174,408
 240,000 World Fuel Services Corp. ...............................     2,550,000
  10,534 Yankee Energy Systems Inc. ..............................       252,816
 191,500 Zeigler Coal Holdings Co.+...............................     3,782,125
--------------------------------------------------------------------------------
                                                                      62,067,432
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 9.9%
  18,806 Aames Financial Corp.*...................................       122,239
   1,900 Affiliated Managers Group................................        33,725
  11,960 Albank Financial Corp. ..................................       593,515
  23,550 Alfa Corp. ..............................................       441,562
  13,387 Allied Group Inc. .......................................       628,352
  26,989 Amcore Financial Inc. ...................................       580,264

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 9.9% (CONTINUED)
   7,779 Amerco*..................................................  $    173,083
   8,400 American Annuity Group...................................       183,750
  16,090 American Heritage Life Investment Corp. .................       314,761
   6,900 Amerin Co. ..............................................       157,406
 150,624 Amerus Life Holdings Inc., Class A Shares................     4,010,364
  13,800 Anthracite Capital Inc. .................................       133,687
  37,610 Arcadia Financial Ltd.+..................................       133,986
  22,600 Arm Financial Group, Inc. ...............................       327,700
   6,500 Avatar Holdings Inc.*....................................       154,375
  12,100 Baldwin & Lyons Inc., Class B Shares.....................       255,613
  18,500 Bay View Capital Corp. ..................................       314,500
   4,468 BOK Financial Corp. .....................................       192,124
  21,000 Capital Re Corp. ........................................       556,500
   8,804 Capitol Transamerica Corp. ..............................       154,070
  58,244 Capstead Mortgage Corp. .................................       174,732
  13,800 Carolina First Corp. ....................................       284,625
  21,112 Cash America International Inc. .........................       255,983
   4,300 Charter Municipal Mortgage Acceptance Co. ...............        54,556
   8,358 Chartwell Re Corp. ......................................       219,920
  10,497 Chemical Financial Corp. ................................       364,771
  11,013 Chittenden Corp. ........................................       314,559
   7,376 CNA Surety Corp. ........................................        95,888
  21,845 Commerce Group Inc. .....................................       573,431
  21,530 Credit Acceptance Corp.+.................................       137,254
   8,000 D&N Financial Corp. .....................................       131,000
  96,970 Dain Rauscher Corp. .....................................     3,606,072
   4,000 DecisionOne Holdings Corp. ..............................        55,500
  12,905 Delphi Financial Group Inc., Class A Shares..............       538,784
   2,806 Delta Financial Corp.*+..................................        22,097
   1,300 Dispatch Management Services Corp. ......................        18,687
  18,928 Downey Financial Corp. ..................................       436,527
   3,038 E.W. Blanch Holdings Inc. ...............................       108,419
  23,072 Enhance Financial Services Group Inc.+...................       579,684
   8,600 Executive Risk Inc. .....................................       309,600
  17,910 F&M National Corp. ......................................       476,854
  13,739 F.N.B. Bancorp, Inc., of Pennsylvania....................       398,431
  29,984 FBL Financial Group Inc. ................................       661,522
  25,900 Federal Signal Corp. ....................................       527,713
     975 Financial Federal Corp. .................................        16,941
   3,555 First American Financial Corp. ..........................        91,541
  19,947 First Commonwealth Financial Corp. ......................       458,781
   6,268 First Financial Corp. of Indiana.........................       271,091
   4,080 First Financial Holdings Inc. ...........................        72,420
   9,400 First Indiana Corp. .....................................       188,000
   8,300 First Liberty Financial Corp. ...........................       153,550
   6,000 First Merchants Corp. ...................................       225,000
   1,607 First Source Corp. ......................................        11,249
  16,783 Foremost Corp. ..........................................       303,143
   3,200 FPIC Insurance Group Inc. ...............................        84,800
 220,330 Franchise Financial Corp. ...............................     5,150,214
   9,600 Freedom Securities Corp. ................................       120,000
   4,000 Frontier Financial Corp. ................................       192,000
  28,904 Frontier Insurance Group Inc. ...........................       399,236
   4,870 Fund American Enterprises Holdings Inc. .................       623,360
   6,931 Grand Premier Financial Inc. ............................        81,439
   8,422 Guarantee Life Co., Inc. ................................       151,596
  14,548 Hambrecht & Quist Inc. ..................................       294,597

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE

-------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 9.9% (CONTINUED)
   7,451 Hancock Holding Co. ....................................  $    337,158
  10,500 Harleysville Group Inc. ................................       204,750
   4,718 Harleysville National Corp. of Pennsylvania.............       167,489
 125,600 HCC Insurance Holdings Inc. ............................     2,347,150
   5,900 Headlands Mortgage Co. .................................        81,862
  12,936 Highlands Insurance Group, Inc. ........................       161,700
   9,000 Hilb, Rogal, & Hamilton Co. ............................       156,375
  13,315 HUBCO, Inc. ............................................       352,842
  29,900 IMC Mortgage Co. .......................................       201,825
  22,573 IMPAC Mortgage Holdings Inc. ...........................       289,217
  30,600 Imperial Credit Commercial Mortgage Investment Corp. ...       275,400
  19,200 Imperial Credit Industries, Inc. .......................       261,600
  10,828 Irwin Financial Corp. ..................................       255,812
  20,900 John Alden Financial Corp. .............................       468,944
   7,808 JSB Financial Inc. .....................................       353,312
   3,184 Kansas City Life Insurance Co. .........................       209,746
  14,600 Landamerica Financial Group, Inc. ......................       725,438
  15,300 Laser Mortgage Management Inc. .........................       103,275
  10,498 Liberty Corp. ..........................................       466,505
  10,976 Life Re Corp. ..........................................       985,096
 184,500 Life USA Holding Inc. ..................................     2,144,813
   9,900 Local Financial Corp. ..................................        85,387
   3,426 Markel Corp. ...........................................       483,066
 140,000 McGrath Rent Corp. .....................................     2,511,250
   3,770 Meadowbrook Insurance Group, Inc. ......................        94,721
  20,921 Medical Assurance Inc. .................................       503,412
   6,979 Mid America Bancorp.....................................       170,113
  15,560 MMI Cos. Inc. ..........................................       250,905
   6,783 National Processing Inc. ...............................        56,384
   1,959 National Western Life Insurance, Class A Shares.........       223,326
   5,200 New England Business Service Inc. ......................       144,300
   4,288 NYMAGIC, Inc. ..........................................        93,264
  17,431 Ocwen Asset Investment Corp. ...........................       169,952
   6,450 Omega Financial Corp. ..................................       191,887
 109,000 Orion Capital Corp. ....................................     4,060,250
   5,202 PEC Israel Economic Corp. ..............................       120,947
   5,193 Penn Treaty American Corp. .............................       132,421
  23,651 Penncorp Financial Group Inc.+..........................        82,779
  42,690 Phoenix Investment Partners, Ltd. ......................       282,821
 207,771 Presidential Life Corp. ................................     4,129,449
  24,325 Primark Corp.*..........................................       574,678
 110,894 PXRE Corp. .............................................     3,049,585
  19,148 Reinsurance Group of America............................       957,400
  12,412 Risk Capital Holdings Inc. .............................       269,961
   7,512 RLI Corp. ..............................................       237,098
  11,844 Scpie Holdings Inc. ....................................       353,099
  13,200 Security Capital Group, Class B Shares..................       280,500
 218,274 Selective Insurance Group Inc. .........................     3,881,185
  27,178 Shurgard Storage Centers Inc., Class A Shares...........       665,861
   4,100 Simmons First National Corp. ...........................       156,825
   9,035 Smart & Final Inc. .....................................        90,915
   6,100 Southern Pacific Funding Corp.+.........................        49,562
 177,450 Southwest Securities Group, Inc. .......................     2,872,472
  11,998 State Auto Financial Corp. .............................       152,975
   3,838 Student Loan Corp. .....................................       168,392
  19,526 Thornburg Mortgage Asset Corp. .........................       156,208
  10,980 Trenwick Group Inc. ....................................       378,810

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 9.9% (CONTINUED)
  13,456 UMB Financial Corp. .....................................  $    548,332
   7,647 Uni First Corp. .........................................       192,609
  23,856 United Cos. Financial Corp.+.............................       333,984
   7,351 United Fire & Casualty Co. ..............................       243,502
   8,454 United Wisconsin Services Inc. ..........................       126,810
  30,108 UST Corp. ...............................................       496,782
  10,904 Vesta Insurance Group Inc. ..............................       102,906
 150,000 Washington Federal Inc. .................................     3,393,750
  18,861 Whitney Holding Corp. ...................................       690,784
     789 WSFS Financial Corp. ....................................        12,230
   8,815 Zenith National Insurance Corp. .........................       208,254
--------------------------------------------------------------------------------
                                                                      73,679,555
--------------------------------------------------------------------------------
 HEALTH CARE -- 4.6%
  16,636 Alpharma, Inc.+..........................................       395,105
  10,194 American Homepatient Inc. ...............................        62,438
  13,139 American Oncology Resources, Inc.+.......................       111,682
  13,310 Amli Residential Properties Trust........................       262,873
  40,333 Apria Healthcare Group Inc. .............................       168,894
   5,416 Arrow International Inc. ................................       146,909
   3,150 ATL Ultrasound Inc. .....................................       156,516
  17,200 AYS Pharmaceutical Inc. .................................        68,263
   2,992 Bacou USA Inc. ..........................................        59,466
   2,400 Ballard Medical Products+................................        44,550
  50,000 Bergen Brunswig Corp., Class A Shares+...................     1,706,250
 144,420 Bindley Western Industries Inc. .........................     3,791,025
   9,861 Bio-Rad Laboratories Inc., Class A Shares................       236,664
  12,969 Block Drug Inc., Class A Shares..........................       440,946
   7,100 Centennial Healthcare Corp. .............................        60,350
   4,768 Cephalon Inc. ...........................................        19,221
 138,315 Chemed Corp. ............................................     4,071,648
  22,724 Coherent Inc. ...........................................       203,096
  13,979 Conmed Corp. ............................................       283,948
  12,238 Datascope Corp. .........................................       249,349
  11,784 Deltic Timber Corp. .....................................       266,613
   9,799 Diagnostic Products Corp. ...............................       254,162
  30,900 Genesis Health Ventures Inc. ............................       366,938
  66,300 Gensia Sicor Inc. .......................................       182,325
   2,141 Gilead Sciences Inc. ....................................        39,073
  15,800 Guilford Pharmaceuticals Inc. ...........................       187,625
  22,105 Haemonetics Corp. .......................................       346,772
   1,200 Hanger Orthopedic Group..................................        17,925
  12,122 Health Care Invest Inc. .................................       379,570
   1,376 Healthplan Services Corp. ...............................        14,878
   4,800 Herbalife International Inc., Class A Shares+............        63,900
 140,000 Integrated Health Services Inc.+.........................     2,712,500
 197,206 Invacare Corp. ..........................................     3,993,422
  42,991 Laboratory Corp. of America+.............................        48,365
   6,484 Marquette Medical Systems Inc. ..........................       154,400
  10,700 Maxxim Medical Inc. .....................................       172,538
  50,093 Medaphis Corp. ..........................................       203,503
  36,810 Meristar Hospitality Corp. ..............................       621,169
  40,301 Merry Land & Investment Co. .............................       826,171
  29,980 Mid Atlantic Medical Services, Inc. .....................       166,764
  21,712 National Health Investors Inc. ..........................       575,368
   3,700 NCS Healthcare Inc. .....................................        62,438
  11,248 Neurogen Corp. ..........................................       123,728

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 HEALTH CARE -- 4.6% (CONTINUED)
  56,198 Novacare Inc. ...........................................  $    410,948
   1,979 OEC Medical Systems Inc. ................................        42,549
  18,840 Omega Healthcare Inc. ...................................       539,295
   8,466 Owens & Minor Inc. Holding Co. ..........................       100,019
  63,282 Perrigo Co. .............................................       537,897
  22,037 Pharmerica Inc. .........................................        86,082
  10,520 Phymatrix Inc. ..........................................        29,588
  31,041 Playtex Products Inc.*...................................       331,751
 100,700 Precision Castparts Co. .................................     3,795,131
  11,654 PSS World Medical Inc. ..................................       179,180
  29,252 Quest Diagnostics Inc. ..................................       486,315
  39,925 Read Rite Corp. .........................................       219,588
  21,630 Regeneron Pharmaceuticals Inc. ..........................       141,947
  22,773 Roberts Pharmaceutical Corp.*............................       389,988
   3,591 Scios, Inc.*.............................................        17,057
  22,033 Sierra Health Services, Inc. ............................       352,528
  31,897 St. Paul Bancorp Inc. ...................................       550,227
  41,871 Sun Healthcare Group Inc.*+..............................       366,371
  19,017 Sunrise Medical Inc. ....................................       166,399
   8,863 Thermotrex Corp. ........................................       131,837
     971 Trex Medical Corp. ......................................        12,502
  16,100 Vertex Pharmaceuticals+..................................       245,525
   6,056 Veterinary Centers of America, Inc. .....................        99,924
   1,386 Vital Signs Inc. ........................................        23,475
  12,688 The West Co., Inc. ......................................       332,267
   2,000 Xomed Surgical Products, Inc. ...........................        59,500
--------------------------------------------------------------------------------
                                                                      33,967,230
--------------------------------------------------------------------------------
 REAL ESTATE -- 9.0%
   8,550 Alexandria Real Estate Equities, Inc. ...................       248,484
 201,204 American Health Properties, Inc. ........................     4,476,789
   1,500 Assisted Living Concepts Inc. ...........................        19,031
   9,000 Associated Estates Realty Corp. .........................       145,687
   2,679 Atria Communities Inc.+..................................        51,068
  21,455 Bedford Property Investors, Inc. ........................       356,689
  34,600 Berkshire Realty Co. ....................................       328,700
  13,119 Boykin Lodging Co. ......................................       204,164
  21,776 Bradley Real Estate Inc. ................................       432,798
  30,900 Brandywine Realty Trust..................................       556,200
  39,313 BRE Properties, Class A Shares...........................       928,770
  30,900 Burnham Pacific Property Inc. ...........................       401,700
  42,177 Camden Property Trust....................................     1,057,061
  17,800 Capital Automotive REIT..................................       215,825
  21,732 Capstone Capital Corp. ..................................       418,341
  15,437 Castle & Cooke Inc. .....................................       231,555
  18,600 Cavalier Homes Inc. .....................................       181,350
  21,296 CBL & Associates Properties, Inc. .......................       529,738
  20,200 CCA Prison Realty Trust..................................       414,100
  16,996 Centerpoint Properties Corp. ............................       552,370
  11,700 Centertrust Retail Properties, Inc. .....................       130,163
   7,000 Central Garden & Pet Co. ................................        98,875
  19,745 Chateau Communities Inc. ................................       514,604
  15,030 Chelsea GCA Realty, Inc. ................................       518,535
  25,000 Colonial Properties Trust ...............................       609,375
  27,179 Commercial Net Lease Realty Inc. ........................       356,724
  34,800 Cornerstone Realty Income Trust .........................       371,925
   3,333 Cousins Properties Inc. .................................        92,699

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 REAL ESTATE -- 9.0% (CONTINUED)
  43,716 Criimi Mae Inc. of Maryland..............................  $    549,182
  23,508 Crown American Realty Trust..............................       176,310
  53,000 Developers Divers Realty Corp. ..........................       930,813
  40,851 Dynex Capital Inc. ......................................       403,404
  14,702 Eastgroup Properties, Inc. ..............................       249,015
  13,500 Entertainment Properties Trust...........................       200,813
   3,200 Equity Corp. International, Inc. ........................        74,800
  13,980 Essex Property Trust Inc. ...............................       397,556
   7,928 Everen Capital Corp. ....................................       144,191
 182,125 Excel Realty Trust Inc. .................................     4,257,172
  37,048 Federal Realty Investors Trust...........................       745,591
  35,069 First Industrial Realty Trust............................       821,930
  30,426 First Union Real Estate..................................       195,867
  20,586 Gables Residential Trust.................................       530,090
  20,800 General Growth Properties................................       750,100
  30,194 Glenborough Realty Trust Inc. ...........................       656,720
 238,000 Glimcher Realty Trust....................................     3,867,500
   7,150 Golf Trust of America Inc. ..............................       189,475
  15,920 Great Lakes Real Estate Investment Trust Inc. ...........       241,785
  23,646 Health Care Real Estate Investment Trust Inc. ...........       543,858
  18,333 Healthcare Realty Trust..................................       419,367
   9,000 Hologic, Inc. ...........................................       120,938
   6,200 Home Choices Holdings, Inc. .............................        79,050
  17,352 Home Properties NY Inc. .................................       416,448
  18,008 Homestead Village Inc. ..................................       147,441
     206 Horizon Group Inc. ......................................           721
  29,601 Innkeepers USA Trust.....................................       284,910
   1,182 Insignia Financial Corp., Class A Shares+................        20,759
  30,400 IRT Property Co. ........................................       269,800
   5,500 Irvine Apartment Communities, Inc. ......................       140,250
  28,830 JDN Realty Corp. ........................................       585,609
  12,900 JP Realty Inc. ..........................................       259,613
  24,106 Kilroy Realty Corp. .....................................       495,680
  25,681 Kroger Equity Inc. ......................................       426,947
   9,900 LaSalle Hotel Properties.................................       133,031
  25,407 LNR Property Corp. ......................................       393,809
  24,683 LTC Properties Inc. .....................................       411,898
  19,500 Manufactured Home Communities, Inc. .....................       459,469
 213,500 MDC Holdings Inc.+.......................................     3,416,000
  28,071 Meridian Industrial Trust, Inc. .........................       529,840
  13,400 MGI Properties Inc. .....................................       351,750
  17,100 Mid-American Apartment Communities, Inc. ................       393,300
 150,973 National Golf Properties, Inc. ..........................     3,538,429
  39,052 Nationwide Health Properties, Inc. ......................       798,125
  55,500 New Plan Realty Trust+...................................     1,123,875
  12,498 Ocean Financial Corp. ...................................       173,410
  10,906 Old National Bancorp.....................................       532,349
  30,397 One Valley Bancorp Inc. .................................       896,712
  15,114 Pacific Gulf Properties Inc. ............................       287,166
   6,700 Pan Pacific Retail Properties Inc. ......................       123,113
  10,300 Parkway Properties Inc. of Maryland......................       279,388
  37,122 Prentiss Properties Trust................................       830,605
   4,900 Primadonna Resorts Inc. .................................        37,363
   4,300 Prime Group Realty Trust.................................        65,306
  26,021 Realty Income Corp. .....................................       613,120
  37,100 Reckson Associates Realty Corp. .........................       795,331
  24,756 Red Roof Inns Inc. ......................................       354,320

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 REAL ESTATE -- 9.0% (CONTINUED)
  12,200 Redwood Trust Inc. ......................................  $    173,850
  13,788 Regency Realty Corp. ....................................       304,198
  21,100 RFS Hotel Investors Inc. ................................       290,125
  18,500 Richmond County Financial Corp. .........................       219,688
  17,788 Riggs National Corp. ....................................       391,336
  12,000 SL Green Realty Corp. ...................................       231,000
  14,657 Storage Trust Realty ....................................       317,874
   5,740 Suburban Lodges of America, Inc. ........................        47,355
  20,614 Summit Properties Inc. ..................................       345,285
  16,126 Sun Communities Inc. ....................................       527,119
  36,655 Sunstone Hotel Investors Inc. ...........................       311,568
  37,200 Taubman Centers Inc. ....................................       488,250
  16,400 Tower Realty Trust Inc. .................................       345,425
 151,455 Trinet Corporate Realty Trust, Inc. .....................     4,354,331
 425,200 United Dominion Realty Trust, Inc. ......................     4,942,950
   9,500 Urban Shopping Centers Inc. .............................       301,625
   8,200 U.S. Restaurant Properties, Inc. ........................       197,313
  15,085 Walden Residential Properties, Inc. .....................       341,298
  29,294 Walter Industries, Inc. .................................       413,778
  28,963 Washington Real Estate Investment Trust, Inc. ...........       461,598
  17,621 Weeks Corp. .............................................       486,780
   4,100 Weingarten Realty Investors .............................       157,850
  11,500 Wellsford Real Properties Inc. ..........................       109,250
  16,900 Western Real Estate Investment Trust, Inc. ..............       198,575
--------------------------------------------------------------------------------
                                                                      66,533,155
--------------------------------------------------------------------------------
 RETAIL -- 1.6%
   3,300 BA Merchant Services, Inc. ..............................        41,044
 168,580 Burlington Coat Factory Wholesale Corp. .................     3,550,716
   1,200 The Cheesecake Factory Inc.+.............................        19,650
 337,221 Charming Shoppes, Inc.*..................................     1,475,342
 232,200 Claire's Stores Inc. ....................................     3,483,000
  11,134 Donna Karan International, Inc. .........................        84,201
   8,500 Duane Reade Inc. ........................................       317,688
   5,200 Elder-Beerman Stores Corp. ..............................        81,250
  16,100 Fabri Centers of America ................................       369,294
   2,200 Fred's Inc. .............................................        32,175
  10,100 Gymboree Corp. ..........................................        88,375
   9,450 Hussmann International, Inc. ............................       124,031
   2,000 Just For Feet Inc. ......................................        28,375
   5,310 Lands End Inc. ..........................................       108,855
  24,100 Nine West Group Inc. ....................................       384,094
  11,800 Petco Animal Supplies, Inc. .............................        83,337
  24,706 Price Enterprises Inc. ..................................       214,634
  26,338 Spiegel Inc. ............................................        95,475
 185,900 Stride Rite Corp. .......................................     1,626,625
   2,100 X-Rite, Inc. ............................................        18,375
--------------------------------------------------------------------------------
                                                                      12,226,536
--------------------------------------------------------------------------------
 TECHNOLOGY -- 6.6%
  12,197 Aerial Communications, Inc.+.............................        41,927
 172,481 Aliant Communications, Inc. .............................     4,268,905
  24,127 Allen Telecom Inc. ......................................       171,904
   6,528 Alliant Techsystems, Inc. ...............................       428,400
  13,821 American Business Products Inc. .........................       241,868
  12,000 Amkor Technology, Inc. ..................................        55,500
   5,500 Analogic Corp. ..........................................       184,250

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 TECHNOLOGY -- 6.6% (CONTINUED)
  22,108 Anixter International, Inc. .............................  $    359,255
  24,291 Antec Corp. .............................................       390,174
   2,300 Aspec Technology, Inc. ..................................         5,462
  77,700 Aura Systems Inc.+.......................................        97,125
  21,291 BancTec, Inc.* ..........................................       284,767
  10,700 Bank United Corp., Class A Shares........................        92,287
   2,000 Barrett Resources Corp. .................................        40,625
  35,771 Boyd Gaming Corp. .......................................       143,084
  14,700 Broderbund Software Inc. ................................       204,881
   3,764 Cable Design Technologies ...............................        52,931
   2,000 Cable Michigan Inc. .....................................        74,500
  13,200 Cabot Industrial Trust ..................................       245,850
   3,830 California Microwave, Inc. ..............................        41,172
  22,900 CDI Corp. ...............................................       538,150
  62,135 Cirrus Logic Inc.+.......................................       376,693
 129,300 CommScope, Inc. .........................................     1,713,225
  21,344 Compucom Systems Inc. ...................................        90,712
 105,000 Cordant Technologies Inc. ...............................     3,740,625
   7,000 Credence Systems Corp. ..................................       101,500
   2,200 Dallas Semiconductor Corp. ..............................        59,538
  42,900 Data General Corp.* .....................................       321,750
   8,200 EchoStar Communications Corp. ...........................       144,525
  66,800 EG & G, Inc. ............................................     1,565,625
   7,849 Electro Scientific Industries Inc. ......................       151,093
  23,323 Essex International Inc. ................................       437,306
  16,830 Esterline Technologies Corp. ............................       269,280
   7,599 Evans & Sutherland Computer Corp.*.......................       158,629
  17,601 Ferro Corp. .............................................       355,320
  16,487 FSI International, Inc. .................................        88,618
   6,204 General Cable Corp. .....................................       124,080
  34,087 General Communication Co. ...............................       106,522
   2,800 General Semiconductor Inc. ..............................        18,025
  89,460 Gerber Scientific Inc. ..................................     2,119,084
  56,948 Glenayre Technologies, Inc. .............................       384,399
   1,400 Global Direct Mail Corp. ................................        18,638
  19,900 Global Industrial Technologies, Inc.* ...................       119,400
  10,500 GTech Holdings Corp. ....................................       275,625
  14,300 Hutchinson Tech Inc.+....................................       193,944
  11,188 InaCom Corp.+............................................       215,369
  28,245 Information Resources Inc.* .............................       275,389
  42,000 Informix Corp. ..........................................       147,000
   6,000 Insituform Technologies, Class A Shares..................        74,250
  78,742 Integrated Device Technology, Inc. ......................       361,721
   7,373 Integrated Process Equipment Corp. ......................        40,552
 302,766 Intergraph Corp. ........................................     1,911,211
  43,982 International Rectifier Corp. ...........................       186,926
   2,400 ITI Technologies Inc. ...................................        55,200
   7,700 Itron Inc. ..............................................        72,188
   4,800 IXC Communications Inc.+.................................       117,600
  12,600 Kent Electronics.........................................       114,975
     700 L-3 Communications Corp. ................................        23,188
  33,500 Lam Research Corp. ......................................       366,406
   8,900 Lone Star Technologies Inc. .............................        88,444
  16,160 Marshall Industries*+....................................       382,790
     454 McWhorter Technologies, Inc.* ...........................         9,562
  47,750 MDU Resources Group Inc. ................................     1,220,609
   3,342 Media General Inc. ......................................       142,035

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 TECHNOLOGY -- 6.6% (CONTINUED)
  18,700 Memc Electronic Materials, Inc. .........................  $    100,513
  58,843 Mentor Graphics Corp. ...................................       408,223
  31,587 Micro Warehouse Inc. ....................................       513,289
   3,800 Micron Electronics Inc. .................................        44,650
  18,588 Minerals Technologies Inc. ..............................       674,977
 241,760 MTS Systems Corp. .......................................     3,022,000
  19,560 Network Equipment Technologies, Inc. ....................       198,045
   6,500 Omnipoint Corp. .........................................        71,500
   4,190 Omniquip International Inc. .............................        47,138
   9,616 On Command Corp. ........................................        99,766
   7,500 Pagemart Wireless Inc., Class A Shares...................        55,313
 149,379 Park Electrochemical Corp. ..............................     1,997,944
  12,243 Physician Reliance Network, Inc. ........................        97,179
  35,549 PictureTel Corp. ........................................       208,850
   5,713 Plains Resources Inc. ...................................        87,837
   1,300 Platinum Software Corp. .................................        15,600
  53,700 Policy Management Systems Corp. .........................     2,241,975
   1,200 PRI Automation Inc. .....................................        15,000
   3,500 Primex Technologies, Inc. ...............................       128,625
   5,000 Recoton Corp. ...........................................       117,500
   9,700 Scientific Games Holdings Inc.+..........................       187,331
 194,600 Scitex Corp. ............................................     1,994,650
   8,700 Scott Technologies Inc., Class A Shares..................       113,100
  58,000 Sensormatic Electronics Corp. ...........................       442,250
  33,074 Sequent Computer Systems Inc.* ..........................       212,914
  21,234 Shiva Corp. .............................................        91,572
  22,311 Silicon Valley Group Inc. ...............................       214,743
   8,812 Siliconix Inc. ..........................................       148,703
  44,547 Sill Inc. ...............................................       136,425
   3,100 Smart Modular Technologies, Inc. ........................        47,275
  13,353 Southern Union Co. ......................................       237,016
  11,617 Standard Register Co. ...................................       364,483
  26,667 Stratus Computer Inc.* ..................................       670,008
   2,652 Superior Telecom Inc. ...................................       101,108
  75,200 Sybase Inc. .............................................       517,000
   3,600 Syntroleum Corp.+........................................        28,800
   4,800 System Software Associates, Inc. ........................        21,600
   3,300 Tetra Technologies Inc. .................................        41,869
   2,000 Thermo Ecotek Corp. .....................................        29,875
     693 Thermo Optek Corp. ......................................         5,544
   8,006 Ultratech Stepper Inc.+..................................       138,604
 143,100 Unova Inc. ..............................................     2,280,657
   1,700 Vanguard Cellular Systems, Class A Shares................        31,875
  49,939 Vishay Intertechnology Inc. .............................       524,360
  37,100 Vlsi Technology, Inc. ...................................       336,219
   6,200 Volt Information Sciences, Inc. .........................       125,550
 185,800 Wallace Computer Services, Inc. .........................     3,007,638
   7,968 Winstar Communications Inc.+.............................       145,416
--------------------------------------------------------------------------------
                                                                      49,045,097
--------------------------------------------------------------------------------
 TOBACCO -- 0.3%
 276,600 Dimon Inc. ..............................................     2,541,263
   5,818 General Cigar Holdings, Inc. ............................        31,999
--------------------------------------------------------------------------------
                                                                       2,573,262
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 TRANSPORTATION -- 3.4%
  22,974 Air Express International Corp. .........................  $    393,420
 172,100 Airborne Freight Corp. ..................................     3,355,950
  14,000 Airgas Inc. .............................................       166,250
     767 Airnet Systems Inc. .....................................        11,505
  15,975 Airtran Holdings Inc. ...................................        67,894
  19,375 Alaska Air Group Inc.*...................................       754,414
  38,421 America West Holdings Corp. .............................       746,808
  20,309 American Freightways Corp. ..............................       154,856
  20,091 Arnold Industries, Inc. .................................       243,603
  55,400 Bandag Corp., Class A Shares.............................     1,585,825
   7,484 Banner Aerospace, Inc. ..................................        61,743
  11,393 Circle International Group Inc. .........................       230,708
  19,538 Consolidated Freightways Corp. ..........................       170,959
   4,200 Convenant Transport, Inc. ...............................        53,025
  23,400 Dollar Thrifty Automotive Group, Inc. ...................       239,850
 275,293 Fritz Co. ...............................................     2,202,344
   3,400 Greyhound Lines Inc.* ...................................        12,964
 184,200 Halter Marine Group, Inc. ...............................     1,657,800
  10,063 Hvide Marine Inc., Class A Shares........................        67,925
  44,500 JB Hunt Transport Services, Inc. ........................       753,720
  20,805 Kirby Corp.* ............................................       442,106
  10,981 Landstar Systems Inc. ...................................       314,331
  23,500 Mesa Air Group Inc. .....................................       109,789
   7,310 Midwest Express Holdings, Inc. ..........................       195,543
   4,188 Motivepower Industries Inc. .............................        83,760
  25,904 Overseas Shipholding Group Inc. .........................       369,133
   2,900 Penske Motorsports Inc.+.................................        59,088
  15,578 Roadway Express Inc. ....................................       235,618
  47,954 Rollins Truck Leasing Corp. .............................       455,559
 100,000 Sea Containers Ltd. .....................................     3,006,250
   1,600 Swift Transportation Co. ................................        26,200
  49,522 Trans World Airlines, Inc.+..............................       324,988
   7,400 Tristar Aerospace Co. ...................................        61,975
  12,222 US Bancorp Inc. of Pennsylvania..........................       241,385
 187,283 US Freightways Corp. ....................................     4,202,163
   3,200 U.S. Xpress Enterprises, Inc., Class A Shares............        36,000
  27,876 Werner Enterprises Inc. .................................       411,171
   1,900 West Marine Corp. .......................................        14,013
   7,700 Woodward Governor Co. ...................................       178,050
 140,722 Yellow Corp. ............................................     1,679,869
--------------------------------------------------------------------------------
                                                                      25,378,554
--------------------------------------------------------------------------------
 UTILITIES -- 3.8%
 154,288 AGL Resources Inc. ......................................     2,825,399
   6,601 Aquarion Co. ............................................       225,672
  28,021 Atmos Energy Corp. ......................................       795,096
  12,434 Bay State Gas Co. .......................................       478,709
   6,700 Belco Oil & Gas Corp. ...................................        47,319
  18,531 Black Hills Corp. .......................................       430,846
  11,568 California Water Service Co. ............................       253,050
  19,932 Calpine Corp. ...........................................       369,988
   3,377 Cellular Communications International, Inc.+.............       178,981
  16,400 Central Hudson Gas & Electric Corp. .....................       700,075
  30,200 Central Maine Power Co. .................................       526,613
   1,700 Cliffs Drilling Co. .....................................        24,119
   8,690 Colonial Gas Co.+........................................       235,716
   9,958 Connecticut Energy Corp. ................................       263,265

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 UTILITIES -- 3.8% (CONTINUED)
   4,746 Corecomm Inc. ...........................................  $     97,293
   2,000 Crescent Operating Inc...................................        16,125
   9,200 Cross Timbers Oil Co. +..................................       115,575
 110,000 CTG Resources Inc........................................     2,543,750
  76,900 Cypress Semiconductor Corp...............................       471,013
  16,100 Earthshell Corp..........................................        85,531
  51,602 El Paso Electric Co. *...................................       406,365
     500 Emmis Communications Corp., Class A Shares...............        18,750
  16,705 Empire District Electric Co..............................       349,761
  24,966 Energen Corp.............................................       390,093
   2,000 Exodus Communications Inc................................        57,500
  15,200 Forcenergy Gas Exploration Inc...........................        86,450
   1,000 GulfMark Offshore, Inc...................................        12,250
  29,735 Hawaiian Electric Industries, Inc.+......................     1,116,921
  11,200 Horizon Offshore Inc.....................................        56,000
   9,100 ICG Communications Inc.+.................................       163,231
  35,000 Idaho Power Co...........................................     1,065,312
  20,834 Indiana Energy Inc.......................................       597,675
  14,000 Integrated Electrical Services, Inc......................       210,875
  16,113 Laclede Gas Co...........................................       364,557
  15,659 Madison Gas & Electric Co................................       360,157
  31,371 Minnesota Power Inc......................................     1,335,228
  47,119 Nevada Power Co..........................................     1,169,140
  12,600 Orange & Rockland Utilities Inc..........................       677,250
  10,557 Otter Tail Power Co......................................       370,815
  22,629 Philadelphia Suburban Corp. .............................       575,625
  10,700 Roanoke Electric Steel Corp..............................       139,100
   2,400 Schnitzer Steel Industries Inc., Class A Shares..........        36,000
  26,367 Southwest Gas Corp.......................................       479,550
   3,000 Special Metals Corp......................................        32,250
   2,400 Steel Dynamics Inc.......................................        26,700
   2,353 Sumitomo Bank of California..............................        88,826
  28,700 Susquehanna Bancshares Inc...............................       563,238
   2,948 Texas Regional Bancshares, Inc...........................        64,119
  21,100 Titanium Metals Corp.....................................       242,650
  25,957 United Water Resources, Inc..............................       460,736
 215,524 Washington Gas Light Co..................................     5,118,695
  51,964 The Washington Water Power Co............................       880,140
--------------------------------------------------------------------------------
                                                                      28,200,094
--------------------------------------------------------------------------------
         TOTAL COMMON STOCK (Cost -- $866,318,653)................   726,882,506
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

    FACE
   AMOUNT                        SECURITY                         VALUE
-------------------------------------------------------------------------------

 U.S. TREASURY OBLIGATIONS -- 0.1%
 $   100,000 U.S. Treasury Bill, 4.900% due 10/8/98..........  $     99,496
     200,000 U.S. Treasury Bill, 4.930% due 10/8/98..........       198,986
     100,000 U.S. Treasury Bill, 4.950% due 10/8/98..........        99,490
     320,000 U.S. Treasury Bill, 4.975% due 10/8/98..........       318,363
-------------------------------------------------------------------------------
             TOTAL U.S. TREASURY OBLIGATIONS (Cost --
               $716,339).....................................       716,335
-------------------------------------------------------------------------------
             SUB-TOTAL INVESTMENTS (Cost -- $867,034,992)....   727,598,841
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 1.8%
  13,666,000 Goldman, Sachs & Co., 5.715% due 9/1/98;
             Proceeds at maturity -- $13,668,169;
             (Fully collateralized by U.S. Treasury Notes,
             5.125% due 8/31/00;
             Market value -- $13,945,321) (Cost --
              $13,666,000)...................................    13,666,000
-------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost --
               $880,700,992**)...............................  $741,264,841
-------------------------------------------------------------------------------

+   A portion of this security is on loan.
*   Non-income producing security.
**  Aggregate cost for Federal income tax purposes is substantially the same.



                         Classification of Investments

                           [Pie Chart appears here]

      Technology                                                     6.6%
      Basic Industries                                              16.2%
      Capital Goods                                                  7.4%
      Consumer Durables & Non-Durables                              12.9%
      Consumer Services                                              9.2%
      Energy                                                         8.4%
      Financial Services                                             9.9%
      Other Common Stock & Gov't Obligations                        13.7%
      Real Estate                                                    9.0%
      U.S. Treasury Obligations and Repurchase Agreement             1.9%
      Banking                                                        4.8%


                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                          SECURITY                              VALUE

--------------------------------------------------------------------------------
 COMMON STOCK -- 93.7%
--------------------------------------------------------------------------------
 BANKING -- 1.3%
  4,700 Alabama National Bancorp..................................  $    123,081
 21,400 Anchor Bancorp, Wisconsin.................................       488,188
  1,600 Andover Bancorp Inc.......................................        44,800
 27,600 Area Bancshares Corp......................................       752,100
  3,200 Bancfirst Ohio Corp.......................................        83,200
  2,400 Banknorth Group Inc.......................................        65,700
 15,000 Brenton Banks Inc.........................................       275,625
  2,500 Brookline Bancorp Inc.....................................        25,469
  2,100 Cathay Bancorp Inc........................................        59,325
 13,455 Centennial Bancorp........................................       164,824
  7,300 Century South Banks Inc.+.................................       189,800
  6,100 CFSB Bancorp, Inc.........................................       131,913
  1,500 City Holding Co...........................................        55,500
  7,800 Columbia Banking System Inc...............................       117,975
  2,100 Cullen Frost Bankers Inc..................................        89,775
  3,300 Evergreen Bancorp Inc.....................................        76,725
  3,410 F&M Bancorp Inc. of Wisconsin.............................       112,956
  2,400 F&M National Corp.........................................        63,900
 31,200 First Financial Bancorp...................................       834,600
    800 First Financial Bankshares Inc............................        30,050
  1,900 First Palm Beach Bancorp..................................        57,000
 29,300 First Source Bancorp Inc..................................       205,100
    700 First Western Bancorp.....................................        16,494
 30,024 Firstbank Puerto Rico.....................................       716,823
  9,200 GBC Bancorp...............................................       193,200
  6,100 Gold Banc Corp., Inc.+....................................        86,925
  6,500 Greater Bay Bancorp.......................................       156,000
 15,559 Hamilton Bancorp Inc......................................       435,652
 17,081 Harbor Florida Bancshares Inc.............................       159,067
 11,500 Haven Bancorp Inc.........................................       184,000
  4,600 Horizon Bancorp Inc.......................................       167,900
 21,300 Independence Community Bank Corp..........................       234,300
  5,200 International Bancshares Corp.............................       310,050
    900 Interwest Bancorp, Inc....................................        20,925
  5,500 Mahoning National Bancorp Inc.............................       192,500
  9,500 Mainstreet Bankgroup Inc..................................       301,625
  2,800 Maryland Federal Bancorp..................................        94,850
    664 Mercantile Bancorp Inc....................................        29,175
  8,084 Merchants New York Bancorp................................       266,772
  2,800 National Bancorp of Alaska Inc............................        84,700
 12,500 National Penn Bancshares, Inc.............................       303,125
  1,000 NBT Bancorp Inc. .........................................        22,750
  7,400 Northwest Bancorp Inc. ...................................        74,000
 11,800 Peoples Bancorp Inc. .....................................        82,231
 16,800 Premier Bancshares Inc.+..................................       386,400
 10,400 Prime Bancorp Inc. .......................................       161,200
  2,500 Prime Bancshares Inc. ....................................        42,812
  6,800 Queens County Bancorp Inc. ...............................       241,400
  3,100 Sandy Spring Bancorp Inc. ................................        93,000
 15,854 Santa Barbara Bancorp.....................................       396,350
 30,032 Southwest Bancorp of Texas................................       418,571
 13,800 Staten Island Bancorp Inc. ...............................       214,762
    700 Sterling Bancorp..........................................        13,387
  3,750 Susquehanna Bancshares Inc. ..............................        73,594
 13,000 Texas Regional Bancshares, Inc., Class A Shares...........       282,750

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 BANKING -- 1.3% (CONTINUED)
  25,088 Triangle Bancorp Inc. ...................................  $    381,024
   2,400 US Bancorp Inc. of Pennsylvania..........................        47,400
   4,850 Washington Trust Bancorp.................................       106,700
   7,300 Western Bancorp+.........................................       215,350
--------------------------------------------------------------------------------
                                                                      11,255,370
--------------------------------------------------------------------------------
 BASIC INDUSTRIES -- 5.5%
   5,625 AFC Cable Systems Inc. ..................................       130,254
   1,800 Aftermarket Technology Corp. ............................        21,375
   7,900 Allied Products Corp.*...................................        72,088
 118,600 American Disposal Services, Inc. ........................     3,476,463
  14,562 American Homestar Corp. .................................       223,891
  86,600 Atwood Oceanics Inc. ....................................     1,439,725
  14,500 Authentic Fitness Corp.*.................................       167,656
  27,879 Aviation Sales Co.*......................................       710,915
  13,300 Berry Petroleum Co. .....................................       162,925
   2,900 Cambrex Corp. ...........................................        66,338
  14,500 Caraustar Industries, Inc.*..............................       308,125
  43,300 Cellnet Data Systems Inc. ...............................       238,150
  76,644 Champion Enterprises Inc. ...............................     1,791,554
  18,150 Chart Industries Inc.*...................................       128,184
  14,463 CHS Electronics, Inc.+...................................       182,595
   4,000 Church & Dwight Co., Inc.*...............................       108,250
  46,000 Cinar Films, Inc., Class B Shares........................       761,875
   6,450 Clarcor Inc.*............................................       102,394
  20,600 Computer Learning Centers Inc.+..........................        97,850
  26,200 Concentric Network Corp. ................................       419,200
  24,500 Cymer Inc. ..............................................       251,125
  18,400 Dekalb Genetics Corp., Class B Shares....................     1,593,900
   8,900 Eagle Geophysical Inc. ..................................        48,950
 124,700 Education Management Corp. ..............................     4,364,500
  11,400 Engle Homes, Inc.*.......................................       150,338
  23,200 Evergreen Resources Inc. ................................       319,000
  17,100 Federal Signal Corp. ....................................       348,413
  19,500 G&K Services Inc., Class A Shares*+......................       845,813
  60,000 Gaylord Container Corp...................................       180,000
  26,276 Getchell Gold Corp.++....................................       236,484
  19,000 Global Directmail Corp...................................       252,938
  17,400 Hexcel Corp.+............................................       168,563
  11,507 Hunt Corp................................................       186,989
 109,000 Interim Services Inc.....................................     2,234,500
  48,100 Ivex Packaging Corp......................................       790,644
  33,200 John Wiley & Sons, Inc...................................     1,933,900
  70,200 Kaufman & Broad Home Corp.*+.............................     1,500,525
  11,000 LeaRonal, Inc............................................       207,625
   5,100 Lilly Industries Inc., Class A Shares*...................        94,988
  20,600 Littlefuse Inc. *........................................       345,050
  49,600 MacDermid Inc. *.........................................     1,376,400
   8,400 Meristar Hotels & Resorts, Inc...........................        19,425
  17,500 Mycogen Corp.............................................       350,000
  13,800 N2K Inc.+................................................       120,750
  15,700 Nacco Industries Inc.....................................     1,495,425
  39,700 Nautica Enterprises Inc..................................       766,706
 300,540 Newpark Resources Inc.*++................................     1,709,321
   6,000 NL Industries Inc........................................       119,250
  31,700 Oakwood Homes Corp.*+....................................       451,725
   5,950 OM Group Inc.............................................       171,062

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 BASIC INDUSTRIES -- 5.5% (CONTINUED)
   7,800 Pinnacle Systems Inc.....................................  $    234,975
  10,925 The Profit Recovery Group International, Inc.............       206,209
  38,700 Quiksilver Inc...........................................       532,125
   9,300 Republic Bancorp+........................................       154,612
   8,200 Republic Group Inc. .....................................       123,000
   8,731 Samsonite Corp. .........................................        52,386
   6,500 Scotts Co................................................       185,250
  21,150 SCP Pool Corp............................................       259,087
  20,800 Seitel Inc...............................................       187,200
  14,500 Service Experts Inc......................................       389,687
  22,569 Simpson Manufacturing Co. Inc............................       657,322
  19,500 Sipex Corp...............................................       349,781
  15,900 Smartalk Teleservices Inc.+..............................       100,369
  15,300 Speedway Motorsports Inc.+...............................       248,625
  15,200 Splash Technology Holdings Inc...........................       228,000
   6,100 SPX Corp.................................................       303,475
  19,800 St. John Knits Inc.*+....................................       377,437
  41,300 Staffmark Inc.+..........................................       738,237
  15,300 Stein Mart Inc. .........................................       135,787
   3,100 Stepan Co. ..............................................        78,275
  20,500 Stillwater Mining Co.....................................       360,031
   7,500 Strayer Education Inc....................................       198,750
  24,900 Superior Services Inc. ..................................       619,387
 159,240 Swift Energy Co.+........................................     1,403,302
  21,000 Synetic Inc..............................................       669,375
   5,800 Syntel Inc.+.............................................        66,700
  34,000 TJ International, Inc. ..................................       711,875
  32,800 TMP Worldwide Inc.+......................................       959,400
  23,760 Tredegar Industries Inc.*................................       383,130
  30,000 Tyler Corp. .............................................       196,875
 157,200 Varco International Inc. ................................     1,120,050
  14,300 Walter Industries Inc. ..................................       201,987
  17,400 Watsco Inc.*.............................................       254,475
  11,913 Wausau-Mosinee Paper Corp. ..............................       151,891
  17,100 WD-40 Co.*...............................................       354,825
  13,700 Wilmar Industries Inc. ..................................       260,300
--------------------------------------------------------------------------------
                                                                      46,698,308
--------------------------------------------------------------------------------
 BASIC MATERIALS -- 0.6%
  41,500 Agribiotech Inc.+........................................       357,937
  52,900 Airgas Inc. .............................................       628,187
  17,200 Anicom Inc. .............................................       146,200
 252,300 Battle Mountain Gold Co. ................................       772,669
   3,000 BWAY Corp.+..............................................        55,125
  50,000 CompX International Inc. ................................       853,125
   5,000 Dexter Corp. ............................................       123,750
   4,900 Earthshell Corp. ........................................        26,031
  22,500 Ethyl Corp. .............................................        95,625
   4,700 Foamex International Inc. ...............................        70,500
   2,500 Intermet Corp. ..........................................        37,500
     300 Penford Corp. ...........................................         7,950
   2,900 Special Devices Inc. ....................................        99,688
  36,100 Superior Telecom Inc. ...................................     1,376,313
  20,100 Texas Industries Inc. ...................................       727,369
--------------------------------------------------------------------------------
                                                                       5,377,969
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 BROADCASTING -- 2.5%
  20,134 American Mobile Satellite Corp.+.........................  $    110,737
  25,800 American Tower Corp. ....................................       406,350
  11,600 CD Radio Inc. ...........................................       175,450
 100,000 Chancellor Media Corp., Class A Shares+..................     3,568,750
  86,028 Clear Channel Communications, Inc. ......................     3,871,260
 193,085 Cox Radio Inc. ..........................................     8,242,316
  60,400 Emmis Communications Corp., Class A Shares...............     2,265,000
  78,000 Heftel Broadcasting Corp. ...............................     2,359,500
  41,900 TCI Satellite Entertainment, Class A Shares..............       167,600
--------------------------------------------------------------------------------
                                                                      21,166,963
--------------------------------------------------------------------------------
 CAPITAL GOODS -- 5.5%
  21,900 AAR Corp.*...............................................       484,538
 115,400 Actel Corp. .............................................     1,117,938
  38,900 Ametek Inc. .............................................       758,550
   5,800 Anixter International Inc. ..............................        94,250
  16,400 AptarGroup, Inc. ........................................       465,350
  18,400 Astec Industries Inc. ...................................       648,600
  15,266 Baldor Electric Co.*.....................................       313,907
  18,700 Belden Inc.*.............................................       278,163
   4,000 Benchmark Electronics Inc. ..............................        76,000
   9,400 Blount International, Inc., Class A Shares...............       223,250
  24,080 Brady Corp.*.............................................       403,340
  26,100 Briggs & Stratton Corp. .................................       960,806
   5,000 Carlisle Cos. Inc.*......................................       189,375
  39,200 Carpenter Technology Corp.*..............................     1,418,550
  52,700 Catalytica, Inc. ........................................       543,469
  18,000 Centennial Cellular Corp., Class A Shares................       668,250
  14,650 Chase Industries Inc. ...................................       186,788
   5,300 Columbus McKinnon Corp. .................................        94,738
  32,900 Comfort Systems USA, Inc. ...............................       588,088
  11,900 Commercial Intertech Corp. ..............................       171,063
  17,400 Credence Systems Corp. ..................................       252,300
   7,800 Crossmann Communities Inc. ..............................       198,900
  20,300 Cuno Inc. ...............................................       307,038
   5,200 D.R. Horton, Inc.+.......................................        83,200
   8,000 Daniel Industries Inc. ..................................        89,000
  32,650 Ducommun Inc. ...........................................       561,172
  12,500 Dycom Industries Inc. ...................................       345,313
   4,600 Echostar Communications Corp. ...........................        81,075
  53,500 Elcor Corp. .............................................     1,243,875
   2,000 Electroglas Inc. ........................................        21,500
   5,100 Essex International Inc. ................................        95,625
  21,646 Furon Co.*...............................................       355,806
  15,000 Gardner Denver Inc. .....................................       284,063
  64,600 General Cable Corp.*.....................................     1,292,000
  84,500 Gentex Corp. ............................................       977,031
   1,000 Giant Cement Holding, Inc. ..............................        26,188
  12,525 Graco Inc.*..............................................       311,559
  20,000 Group Maintenance America Corp. .........................       273,750
   7,000 Gulf Island Fabrication Inc. ............................        70,000
  31,099 Halter Marine Group Inc. ................................       279,891
   6,900 Heico Corp. .............................................       138,431
  45,100 Hussmann International Inc. .............................       591,938
   9,200 Insituform Technology, Inc., Class A Shares..............       113,850
 151,800 Integrated Process Equipment Corp. ......................       834,900
  17,600 ITEQ, Inc. ..............................................        77,550

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 CAPITAL GOODS -- 5.5% (CONTINUED)
   8,200 Itron Inc.+..............................................  $     76,875
  41,600 JLG Industries Inc.*.....................................       611,000
   2,800 JLK Direct Distribution Inc., Class A Shares.............        36,575
  38,100 Kaydon Corp.*............................................     1,031,081
  11,900 Kellstrom Industries, Inc. ..............................       274,444
   4,400 Kemet Corp. .............................................        51,150
  17,100 Kent Electronics Corp. ..................................       156,037
   3,800 Lam Research Corp. ......................................        41,562
  18,400 Lennar Corp. ............................................       333,500
 121,225 Level One Communications Inc.+...........................     2,113,861
   2,100 Lincoln Electric Holding Inc. ...........................        36,750
  14,850 Lindsay Manufacturing Co.*...............................       298,856
  24,000 Lo-Jack Corp. ...........................................       273,000
  31,900 Magnetek Inc. ...........................................       414,700
  12,875 Manitowoc Co. Inc.*......................................       338,773
  24,100 Mascotech Inc.*..........................................       421,750
  14,800 Maverick Tube Corp. .....................................        83,250
  41,500 Modine Manufacturing Co.*................................     1,154,219
  15,300 Modtech Inc. ............................................       260,100
   3,400 Monaco Coach Corp. ......................................        73,525
  25,050 National R.V. Holdings Inc. .............................       494,737
   4,600 Nordson Corp. ...........................................       196,075
  38,800 Novellus Systems Inc. ...................................     1,033,050
  13,200 NS Group Inc. ...........................................        78,375
   1,600 NVR Inc. ................................................        52,100
   4,600 OEA Inc. ................................................        35,650
   9,700 Omniquip International Inc.*.............................       109,125
  30,000 Pittway Corp. Delaware, Class A Shares...................     1,125,000
  51,900 Plantronics Inc. ........................................     2,491,200
   4,800 Precision Castparts Co. .................................       180,900
  31,000 Presstek Inc. ...........................................       253,812
   1,497 Quanex Corp.*............................................        32,560
   9,557 Regal Beloit Corp. ......................................       187,556
  31,730 Rohn Industries Inc.*....................................        91,224
  29,800 Roper Industries Inc. ...................................       506,600
  15,300 Schweitzer Mauduit International Inc.*...................       379,631
   8,100 Speciality Equipment Cos. ...............................       162,000
  25,800 SPS Technologies Inc. ...................................     1,077,150
  15,800 Standard-Pacific Corp. ..................................       186,637
   9,350 Standex International Corp.*.............................       208,037
  40,800 Steel Dynamics Inc. .....................................       453,900
  21,800 Sturm Ruger & Co, Inc.*..................................       305,200
  30,150 Sunterra Corp.+..........................................       277,003
  10,400 Tennant Co.*.............................................       414,700
  27,100 Trimble Navigation Ltd. .................................       277,775
   3,300 Tristar Aerospace Co. ...................................        27,637
  13,800 Ultratech Stepper Inc.+..................................       238,912
   3,900 Valhi Inc. ..............................................        48,506
  11,322 Valmont Industries Inc.*.................................       171,245
 110,000 Vitesse Semiconductors Corp. ............................     2,983,750
 100,600 Waters Corp. ............................................     5,419,825
  10,400 Wyman-Gordon Co. ........................................       145,600
  17,300 X-Rite Inc.*.............................................       151,375
  13,500 Zoltek Co., Inc.+........................................       175,500
--------------------------------------------------------------------------------
                                                                      46,644,323
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 COMPUTER SERVICES -- 0.5%
   3,200 Komag Inc. ..............................................  $      8,800
  57,500 Microchip Technology Inc.+...............................     1,052,969
  35,900 Micron Electronics Inc. .................................       421,825
  38,300 National Data Corp. .....................................     1,340,500
  87,500 Siebel Systems Inc. .....................................     1,640,625
--------------------------------------------------------------------------------
                                                                       4,464,719
--------------------------------------------------------------------------------
 CONSUMER DURABLES -- 4.4%
  84,600 Action Performance Cos., Inc.+...........................     1,956,375
  12,100 Adams Golf, Inc. ........................................        62,769
  13,600 Ashworth Inc. ...........................................        76,500
  27,200 BE Aerospace, Inc. ......................................       566,100
  36,814 Berg Electronics Corp. ..................................     1,196,455
  27,500 Brylane Inc. ............................................       713,281
  27,562 Buckeye Technologies Inc. ...............................       435,824
   3,400 Bush Industries Inc., Class A Shares.....................        62,688
  37,354 Centex Construction Products, Inc. ......................     1,442,798
   9,200 The Children's Place Retail Stores, Inc. ................        74,175
   7,300 Corecomm Inc. ...........................................       149,650
  32,813 Cort Business Services Corp. ............................       801,868
  25,400 Donaldson Co., Inc. .....................................       450,850
  95,769 Etec Systems, Inc. ......................................     2,310,427
   4,400 Federal Mogul Corp.+.....................................       234,850
   3,000 First Brands Corp. ......................................        59,813
   8,800 FSI International Inc. ..................................        47,300
   5,400 Furniture Brands International, Inc. ....................       120,825
  18,500 Garden Ridge Corp. ......................................       166,500
   5,700 General Binding Corp. ...................................       189,703
  28,741 Holophane Corp. .........................................       599,968
 107,200 Interface Inc. ..........................................     1,313,200
  40,400 Jones Apparel Group Inc.+................................       782,750
   7,000 The Kroll-O'Gara Co. ....................................       162,750
  66,950 Kronos Inc. .............................................     2,485,519
  34,200 Kuhlman Corp. ...........................................       807,975
   8,200 Ladish Co. Inc. .........................................        76,875
 137,900 Marine Drilling Co. .....................................     1,241,100
  16,736 Matthews International Corp., Class A Shares.............       412,124
   9,900 Metals USA Inc. .........................................       114,469
  30,000 Miller Inc. .............................................       615,000
  34,450 Miller Industries Inc. ..................................       152,872
   1,800 Movado Group Inc. .......................................        32,062
   4,100 Myers Industries Inc. ...................................        84,563
  18,600 Nature's Sunshine Products, Inc. ........................       262,725
 317,700 NBTY, Inc. ..............................................     2,899,012
  14,400 NCI Building Systems, Inc. ..............................       255,600
   8,400 New England Business Services Inc. ......................       233,100
  15,200 Novel Denim Holdings Ltd. ...............................       204,250
  14,600 Oneida Ltd. .............................................       297,475
  16,400 Oshkosh B'Gosh Inc., Class A Shares......................       598,600
  22,046 Palm Harbor Homes Inc. ..................................       553,912
   1,088 Panavision Inc. .........................................        19,104
  11,850 Piercing Pagoda Inc. ....................................       216,262
 248,681 Rational Software Corp. .................................     2,766,576
   2,050 Remec Inc. ..............................................        16,656
  30,500 Stage Stores Inc. .......................................       318,344
  10,400 Steinway Musical Instruments Inc. .......................       254,800
  10,200 Stoneridge Inc. .........................................       184,875

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 CONSUMER DURABLES -- 4.4% (CONTINUED)
  50,500 Stride Rite Corp. .......................................  $    441,875
  47,100 Sunglass Hut International, Inc. ........................       270,825
   7,900 Superior Consultants Holdings Corp. .....................       241,444
   1,500 Superior Industries International Inc. ..................        31,219
  16,300 Tefron Ltd. .............................................       248,575
  80,177 Terex Corp. .............................................     1,262,788
  14,300 Thermo Fibertek Inc.+....................................       116,187
   1,200 Thomas Industries Inc. ..................................        22,275
   5,000 Thor Industries Inc. ....................................       102,812
   6,000 Timberland Co., Class A Shares...........................       255,750
  43,400 Tommy Hilfiger Corp.+....................................     2,028,950
   4,200 Tower Automotive Inc. ...................................        76,912
  14,700 Triumph Group Inc. ......................................       477,750
  37,500 United Stationers Inc. ..................................     2,221,875
   3,400 Virco Manufacturing Corp. ...............................        63,325
  17,750 Wynn's International Inc. ...............................       300,641
--------------------------------------------------------------------------------
                                                                      37,244,472
--------------------------------------------------------------------------------
 CONSUMER NON-DURABLES -- 4.6%
   3,000 800-JR Cigar, Inc. ......................................        33,000
  14,700 Abercrombie & Fitch Co., Class A Shares..................       632,100
  31,500 Advanced Lighting Technology Inc. .......................       511,875
   3,500 Agribrands International Inc. ...........................       101,938
  79,300 American Italian Pasta Co., Class A Shares...............     1,987,456
  29,500 Apple South Inc.*........................................       339,250
  33,900 Bally Total Fitness Holding Corp. .......................       516,975
  19,900 Beringer Wine Estates Holdings, Class B Shares+..........       606,950
   3,000 Boise Cascade Office Products Corp. .....................        41,063
  14,500 Boston Beer Co. Inc., Class A Shares.....................        96,063
  15,800 Buffets Inc. ............................................       199,475
  20,000 Celestial Seasonings Inc. ...............................       705,000
  18,350 The Cheesecake Factory Inc.+.............................       300,481
   1,500 Coca Cola Bottling Co. ..................................        92,625
   9,800 Coleman Co. Inc. ........................................        99,225
   3,500 Columbia Sportswear Co. .................................        44,625
   9,800 Consolidated Cigar Holdings Inc. ........................        72,888
  22,752 Consolidated Products Inc. ..............................       352,656
  15,300 Dave & Buster's Inc. ....................................       237,150
  10,300 Department 56 Inc. ......................................       303,850
  23,400 Dreyer's Grand Ice Cream Inc.*...........................       242,775
   3,200 Earthgrains Co.*.........................................        88,000
   3,800 Flowserve Corp.*.........................................        71,250
   9,600 French Fragrances Inc. ..................................        60,000
  21,674 Goody's Family Clothing Inc.+............................       390,132
 107,400 Guitar Center Inc. ......................................     2,020,463
  16,600 Gymboree Corp. ..........................................       145,250
  13,800 Hain Food Group Inc. ....................................       232,875
  23,100 Hayes Lemmerz International, Inc. .......................       687,225
   2,600 Horizon Organic Holdings Corp. ..........................        33,150
  23,000 Kenneth Cole Productions Inc. ...........................       309,063
  16,000 Keystone Automotive Industries Inc. .....................       242,000
 105,100 Knoll Inc. ..............................................     2,726,031
  14,100 KV Pharmaceuticals Co., Class B Shares...................       204,450
  24,000 Lance Inc.*..............................................       444,000
  19,700 Landry Seafood Restaurants Inc. .........................       165,603
  10,500 Lands End Inc. ..........................................       215,250
  11,490 Libbey Inc.*.............................................       351,163

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 CONSUMER NON-DURABLES -- 4.6% (CONTINUED)
  85,400 Linens 'n Things, Inc.+..................................  $  1,996,225
   6,200 Maxwell Shoe Co. Inc. ...................................        81,375
  16,000 Midas Inc. ..............................................       362,000
  13,000 The North Face Inc.+.....................................       133,250
  11,980 NPC International Inc. ..................................       124,292
   3,900 Octel Corp. .............................................        59,963
  41,725 Papa John's International Inc. ..........................     1,105,712
   1,350 Performance Food Group Co. ..............................        26,156
 136,700 Petsmart Inc. ...........................................       674,956
   8,400 Pillowtex Corp. .........................................       232,050
  24,500 Rainforest Cafe Inc. ....................................       202,125
  20,627 Regis Corp.*.............................................       469,264
 127,100 Rexall Sundown Inc.+.....................................     2,319,575
  54,000 Richfood Holdings Inc.*..................................     1,110,375
  10,600 Riviana Foods, Inc.*.....................................       223,925
  27,300 Robert Mondavi Corp., Class A Shares.....................       569,887
  58,400 Smithfield Foods Inc. ...................................     1,065,800
   6,400 TCBY Enterprises Inc. ...................................        37,600
  11,100 Tejon Ranch Co.*.........................................       219,225
 169,600 Twinlab Corp. ...........................................     4,939,600
   6,600 United National Foods, Inc. .............................       147,675
 105,500 United Rentals Inc. .....................................     2,057,250
  18,300 Universal Corp. .........................................       576,450
   4,300 USA Floral Products Inc. ................................        30,369
  12,800 Vlasic Foods International Inc. .........................       185,600
   5,200 Weider Nutrition International Inc. .....................        45,825
  70,600 Whole Foods Market Inc. .................................     2,921,075
  12,900 Wild Oats Markets Inc. ..................................       245,100
  22,200 Windmere-Durable Holdings, Inc. .........................       527,250
  49,000 Wolverine Worldwide Inc. ................................       517,562
--------------------------------------------------------------------------------
                                                                      39,110,836
--------------------------------------------------------------------------------
 CONSUMER SERVICES -- 21.5%
   5,200 @entertainment, Inc. ....................................        45,500
   7,275 99 Cents Only Stores.....................................       255,534
  27,500 Aaron Rents, Inc. .......................................       443,438
  30,600 Abacus Direct Corp.+.....................................     1,250,775
  38,600 ABM Industries Inc.*.....................................       984,300
  34,200 ABR Information Services Inc.............................       495,900
  18,600 Ackerley Group Inc. *....................................       404,550
 155,800 Acxiom Corp.+............................................     3,125,738
   6,700 Adelphia Communications Corp.............................       231,150
   6,900 Administaff Inc..........................................       215,625
  22,900 Advantica Restaurant Group Inc...........................       108,059
  22,900 Advo Inc.................................................       569,638
 117,400 AHL Services Inc.........................................     3,243,175
  11,700 Air & Water Technologies Inc.............................        21,938
  71,700 Allied Waste Industries Inc..............................     1,362,300
  18,000 Alternative Resources Corp...............................       114,750
  11,400 Ambassadors International, Inc...........................       218,025
   1,900 AMC Entertainment Inc....................................        24,225
   7,500 American Classic Voyages Co..............................       104,063
  52,900 American Management Systems Inc..........................     1,415,075
  54,200 American Media Inc., Class A Shares......................       308,263
  18,200 American Skiing Corp.....................................       145,600
   9,900 Ames Department Stores Inc...............................       146,025

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 CONSUMER SERVICES -- 21.5% (CONTINUED)
  16,100 Anchor Gaming Inc........................................  $    772,800
  97,900 AnswerThink Consulting Group, Inc.+......................     1,688,775
  22,700 APAC Teleservices Inc....................................        70,938
  13,400 Applebee's International Inc.*...........................       247,900
  51,399 Applied Graphics Technologies, Inc.......................     1,050,467
  10,900 Atria Communities Inc.+..................................       207,781
   1,400 Avis Rent A Car Inc......................................        21,963
 102,100 BA Merchant Services, Inc................................     1,269,869
  11,423 Barnett Inc..............................................       138,504
  70,300 Big Flower Holdings Inc..................................     1,485,088
  51,000 Billing Concepts Corp....................................       452,625
  60,000 BJ Services Co...........................................       757,500
  34,900 Borders Group Inc.+......................................       660,919
  13,000 Borg-Warner Security Corp................................       184,438
  62,874 Brightpoint Inc.+........................................       569,796
  18,050 Buckle Inc...............................................       354,231
  55,100 Budget Group Inc., Class A Shares........................       936,700
  30,500 Cadiz Inc. ..............................................       247,813
 109,700 Caribiner International Inc.+............................     1,055,863
  29,200 Carriage Services Inc....................................       573,050
   6,100 Casella Waste Systems Inc., Class A Shares...............       153,263
  94,746 Casey's General Stores Inc.*.............................     1,225,776
  60,200 Catalina Marketing Corp.+................................     2,532,163
  14,900 Cavanaughs Hospitality Corp..............................       154,588
  43,975 CEC Entertainment, Inc...................................     1,003,180
  32,800 Cellstar Corp.+..........................................       217,300
  94,700 Central Garden & Pet Co.+................................     1,337,638
  61,650 Central Parking Corp.*+..................................     2,546,916
  29,000 Century Communications Corp..............................       674,250
   7,900 Championship Auto Racing Teams Inc.......................       156,025
  46,100 Choice Hotels Corp. Inc..................................       553,200
  16,600 Choicepoint Inc..........................................       657,775
   9,800 Churchill Downs Inc......................................       289,100
   9,566 CKS Group Inc............................................       130,935
  44,250 Claire's Stores Inc.*....................................       663,750
  14,751 Coinmach Laundry Corp.+..................................       165,949
  16,400 Cole National Corp., Class A Shares......................       345,425
  14,200 Collins & Aikman Corp....................................        92,300
  16,800 Commnet Cellular Inc.....................................       128,100
  11,500 Consolidated Graphics Inc................................       575,719
 107,200 Cooper Cos. Inc..........................................     2,150,700
 102,900 Cost Plus Inc............................................     2,656,106
   3,300 Crescent Operating Inc...................................        26,606
  90,409 CSG Systems International Inc.+..........................     3,322,531
 111,600 Daisytek International Corp..............................     1,980,900
  31,700 Dal-Tile International Inc...............................       269,450
  37,300 Day Runner Inc...........................................       638,763
 228,100 DeVry Inc.+..............................................     4,120,056
  11,000 Diamond Technology Partners Inc..........................       255,750
  69,475 Dollar Tree Stores Inc.+.................................     2,014,775
  15,700 Dominick's Supermarkets Inc..............................       707,481
  16,100 Doubleclick Inc.+........................................       384,388
   4,800 Dover Downs Entertainment Inc............................       126,600
  41,500 E*TRADE Group Inc.+......................................       689,938
 155,099 Eagle Hardware & Garden Inc..............................     3,315,241
 162,600 Eastern Environmental Services Inc.......................     4,186,950

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                          SECURITY                             VALUE

-------------------------------------------------------------------------------
 CONSUMER SERVICES -- 21.5% (CONTINUED)
   2,500 EduTrek International Inc., Class A Shares..............  $     17,500
 103,700 Electro Rent Corp.......................................     1,322,175
  18,750 Equity Corp. International..............................       438,281
  30,600 Ethan Allen Interiors Inc.*.............................       994,500
   2,500 Executive Risk Inc.*....................................        90,000
  39,700 Extended Stay America Inc...............................       347,375
  54,000 E.spire Communications Inc.+............................       850,500
  39,400 Fair Issac & Co.*.......................................     1,218,938
  53,800 Fairfield Communities Inc...............................       524,550
  47,979 Family Golf Centers Inc.+...............................       725,682
  10,038 Felcor Lodging Trust, Inc...............................       204,524
  19,800 The Finish Line Inc., Class A Shares....................       170,775
   6,600 Finlay Enterprises Inc..................................        66,825
  39,300 Foodmaker Inc...........................................       542,831
   5,800 Footstar Inc............................................       168,925
  14,908 Forest City Enterprises, Inc., Class A Shares...........       338,225
   2,600 Forrester Research Inc..................................        80,600
  22,645 Fossil Inc..............................................       373,643
   4,600 Fred's Inc..............................................        67,275
   5,400 Friedman's Inc., Class A Shares.........................        51,975
   7,500 FYI Inc.................................................       187,500
   9,352 Gadzooks, Inc...........................................        56,404
  32,200 Genesco Inc.............................................       169,050
  48,800 Genesis Direct Inc......................................       140,300
  13,660 Genovese Drug Stores Inc................................       227,951
  40,400 Getty Images Inc........................................       570,650
  12,300 Global Imaging Systems Inc..............................       127,613
   1,000 Gray Communications System Inc..........................        28,875
     700 Grey Advertising Inc....................................       224,000
   8,900 Group 1 Automotive Inc..................................       105,688
 227,075 Ha-Lo Industries Inc.*..................................     5,279,494
   5,500 Hagler Bailly, Inc......................................       106,563
   5,800 Hancock Fabrics Inc.*...................................        55,100
 111,300 Hanover Direct Inc......................................       306,075
  30,700 Hollinger International Inc.............................       429,800
  16,600 Hollywood Entertainment Corp............................       171,188
  22,200 Host Marriott Services Corp.............................       219,225
  16,100 Hot Topic Inc.+.........................................       253,575
  22,292 Houghton Mifflin Co.....................................       672,940
  20,150 Idex Corp.*.............................................       423,150
   4,900 IDG Books Worldwide, Inc., Class A Shares...............        56,350
  23,700 IDT Corp................................................       343,650
   3,400 IMCO Recycling Inc.*....................................        41,225
   1,600 Imperial Credit Commercial Mortgage Investment Corp.....        14,400
  31,400 Industri-Matematik International Corp...................       188,400
  12,150 Information Management Resources Inc....................       233,887
     176 Insilco Corp............................................         7,040
  19,900 International Speedway Corp., Class A Shares............       547,250
  20,300 Iron Mountain Inc.+.....................................       477,050
  28,600 ITC Deltacom Inc........................................       908,050
  20,700 ITT Educational Services Inc............................       569,250
   2,500 John H. Harland Co.*....................................        32,656
   6,600 Jones Intercable Inc., Class A Shares...................       143,550
  42,965 Jostens Inc.*...........................................       853,929
  90,225 Just For Feet Inc.......................................     1,280,067
  55,100 K&G Men's Center Inc....................................       430,469

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS
                       SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES                          SECURITY                             VALUE

-------------------------------------------------------------------------------
 CONSUMER SERVICES -- 21.5% (CONTINUED)
 184,800 Labor Ready Inc.........................................  $  2,102,100
  97,500 Lamar Advertising Co.+..................................     3,168,750
  15,900 LaSalle Partners Inc....................................       549,544
  20,700 Lason Inc...............................................       839,644
   6,300 Leasing Solutions Inc...................................       148,444
  52,100 Lee Enterprises Inc.....................................     1,230,862
  10,700 Lithia Motors Inc., Class A Shares......................       117,700
  10,500 MacroChem Corp.+........................................        36,750
 108,700 Macromedia Inc..........................................     1,365,544
  28,300 Macrovision Corp........................................       502,325
  38,100 Mail-Well Inc.+.........................................       633,412
  16,900 Malibu Entertainment Worldwide Inc.+....................        33,800
  12,300 Maxim Group Inc.........................................       229,088
   6,200 Maximus Inc.............................................       136,012
  15,400 May & Speh, Inc.........................................       242,550
  12,900 McGrath Rentcorp.*......................................       231,394
   2,700 Media Arts Group Inc....................................        26,662
  23,200 Media General Inc.......................................       986,000
  13,400 Memberworks Inc.........................................       207,700
 260,275 The Men's Wearhouse, Inc.+..............................     6,100,195
   8,400 MeriStar Hospitality Corp...............................       141,750
  34,400 Merrill Corp.*..........................................       683,700
  19,900 Metal Management Inc....................................        85,818
  88,050 Metamor Worldwide Inc...................................     2,091,187
  38,600 Metro Networks Inc......................................     1,324,462
  17,800 Metromedia International Group Inc......................        73,425
 110,300 Metzler Group Inc.+.....................................     3,088,400
  22,700 Michael Foods Inc.......................................       561,825
  48,400 Michaels Stores, Inc.+..................................     1,137,400
  66,500 Micro Warehouse Inc.....................................     1,080,625
  40,100 Musicland Stores Corp...................................       375,937
      49 Navigant International, Inc.............................           291
   8,100 NCO Group Inc...........................................       142,762
   8,300 NEXTLINK Communications, Inc., Class A Shares...........       172,225
  21,700 NFO Worldwide Inc.......................................       203,437
  16,700 Norrell Corp.*..........................................       208,750
  19,300 North Pittsburgh Systems Inc............................       246,075
  21,700 Novacare Employee Services, Inc.........................       113,925
  21,400 Oak Industries Inc......................................       640,662
  25,200 Oakley Inc..............................................       253,575
  12,700 On Assignment Inc.......................................       409,575
  88,700 Onsale Inc.+............................................     1,275,074
  15,002 O'Reilly Automotive Inc.................................       433,183
  25,200 Pacific Gateway Exchange Inc............................       886,725
 150,225 Pacific Sunware of California, Inc......................     2,741,606
   8,100 Party City Corp.........................................       117,450
  41,000 Pegasus Communications Corp.............................       814,875
  34,400 Pegasus Systems Inc.....................................       533,200
   3,600 Penske Motorsports Inc.+................................        73,350
 123,400 Personnel Group Of America Inc.+........................     1,395,962
  11,500 Petco Animal Supplies Inc...............................        81,219
  17,800 Peterson Co., Class A Shares............................       569,600
  12,100 Phymatrix Inc...........................................        34,031
   8,700 Pierce Leahy Corp.......................................       147,900
  15,000 PJ America Inc..........................................       213,750
  29,300 Planet Hollywood International Inc., Class A Shares.....       139,175

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                          SECURITY                             VALUE

-------------------------------------------------------------------------------
 CONSUMER SERVICES -- 21.5% (CONTINUED)
  19,500 Playboy Enterprises Inc., Class B Shares................  $    238,875
  11,200 Polaris Industries Inc.*................................       339,500
  28,500 Pre-Paid Legal Services Inc. ...........................       632,344
 192,300 Premier Parks Inc.+.....................................     3,124,875
 127,300 Prime Hospitality Corp. ................................     1,058,181
   9,150 ProBusiness Services, Inc.+.............................       210,450
  44,400 Proffitt's Inc. ........................................     1,132,200
  16,300 Protection One Inc. ....................................       171,150
   6,100 Pulitizer Publishing Co.*...............................       463,981
 125,500 QuadraMed Corp. ........................................     2,980,625
  16,560 Reckson Services Industries Inc. .......................        46,575
   4,600 RemedyTemp Inc., Class A Shares.........................       102,925
  16,880 Renaissance Worldwide, Inc.+............................       168,800
  20,500 Rent-Way Inc. ..........................................       507,375
  11,900 Rental Service Corp. ...................................       286,344
  31,700 Renters Choice Inc. ....................................       717,212
  22,462 Rollins Inc.*...........................................       411,335
 130,803 Romac International Inc.+...............................     2,452,556
 135,500 Safeguard Scientifics Inc. .............................     3,268,937
 135,600 Scandanavian Broadcasting System SA+....................     3,017,100
   8,000 Schwak Inc. ............................................       118,500
  82,000 Select Appointments Holdings Ltd. ADR...................     1,793,750
  61,800 SFX Entertainment Inc. .................................     1,938,975
  27,300 Silverleaf Resorts Inc. ................................       221,812
  46,300 Sitel Corp. ............................................       167,837
  68,589 Skytel Communications Inc. .............................       900,231
   3,100 SM&A Corp. .............................................        65,487
   6,500 Snyder Communications Inc.+.............................       195,812
  15,540 Sonic Corp. ............................................       247,669
   7,500 SOS Staffing Services, Inc. ............................        98,906
  45,100 Sotheby's Holding Inc., Class A Shares..................       772,337
  17,800 Sparteck Corp.*.........................................       293,700
  23,300 Specialty Teleconstructors+.............................       567,937
  26,786 Spelling Entertainment Group Inc. ......................       160,716
  18,800 Staff Leasing Inc. .....................................       282,000
  24,000 STAR Telecommunications Inc. ...........................       252,000
  15,300 Station Casinos Inc. ...................................        84,150
  80,000 Stewart Enterprises Inc.*+..............................     1,570,000
  17,100 Suburban Lodges of America Inc. ........................       141,075
  16,400 Sykes Enterprises Inc. .................................       215,250
  36,925 Sylvan Learning Systems Inc.+...........................       789,272
   2,000 TCA Cable Television Inc.*..............................        46,000
 134,600 Telegroup Inc. .........................................       605,700
  32,800 Trammell Crow Co. ......................................       867,150
  12,000 Trans World Entertainment Corp. ........................       204,000
   7,800 Travel Services International Inc. .....................       169,650
   3,600 Trendwest Resorts Inc. .................................        43,425
  18,300 Triarc Cos., Inc. ......................................       273,356
  17,700 Tweeter Home Entertainment Group Inc.+..................       232,312
   1,200 Uni First Corp. ........................................        30,225
  25,200 UniCapital Corp. .......................................       264,600
   1,300 United Auto Group Inc. .................................        17,306
  44,152 United International Holdings Inc., Class A Shares......       452,558
  33,000 United Payors & United Providers Inc. ..................       532,125
   4,900 United Television Inc.*.................................       539,000
  75,400 United Video Satellite Group, Class A Shares............     1,149,850

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 CONSUMER SERVICES -- 21.5% (CONTINUED)
  10,900 Urban Outfitters Inc. ...................................  $    157,369
   2,600 US LEC Corp., Class A Shares.............................        37,700
     200 U.S. Office Products Co. ................................         1,500
  11,900 U.S. Rentals Inc. .......................................       214,200
  44,700 U.S. Satellite Broadcasting Co. .........................       284,962
  15,800 USN Communications Inc. .................................        35,550
  10,700 Vail Resorts Inc.+.......................................       246,100
 102,300 Verio Inc.+..............................................     2,263,387
   7,000 The Vincam Group, Inc. ..................................        84,000
   7,926 Vistana Inc. ............................................       101,552
   2,400 Volt Information Sciences Inc. ..........................        48,600
  32,600 W.R. Berkley Corp. ......................................     1,030,975
  43,000 Wabash National Corp. ...................................       682,625
   8,900 Wackenhut Corp. .........................................       169,100
  12,800 Wackenhut Corrections Corp.*.............................       200,800
   3,800 Waste Industries Inc. ...................................        81,700
  37,400 Wastemasters Inc. .......................................        33,894
  26,300 Weingarten Realty Investors..............................     1,012,550
  10,600 West Marine, Inc.+.......................................        78,175
   7,900 Western Staff Services Inc. .............................        75,050
  26,365 Westwood One Inc.++ .....................................       509,174
  21,800 Wet Seal Inc., Class A Shares............................       501,400
  73,200 Williams-Sonoma Inc. ....................................     1,866,600
  29,600 World Color Press Inc.+..................................       832,500
   8,300 Young Broadcasting Corp., Class A Shares.................       429,006
--------------------------------------------------------------------------------
                                                                     182,903,580
--------------------------------------------------------------------------------
 ENERGY -- 2.0%
   6,200 Advanced Energy Industries Inc. .........................        38,750
  50,700 Avid Technology Inc. ....................................     1,280,175
  35,560 Barrett Resources Corp.++ ...............................       722,313
  29,975 Cable Design Technologies Corp. .........................       421,523
   6,400 Cabot Oil & Gas Corp.*...................................        81,600
   6,100 Cal Dive International, Inc. ............................        78,538
   4,900 Carbo Ceramics Inc.*.....................................        84,525
  17,500 Cliffs Drilling Co. .....................................       248,281
  19,000 Comstock Resources Inc. .................................       103,313
  58,925 Cross Timbers Oil Co.*+..................................       740,245
   3,300 Drill-Quip Inc. .........................................        40,631
  12,200 Edge Petroleum Corp. ....................................       108,275
 147,800 EEX Corp. ...............................................       655,863
  27,800 Expeditors International of Washington, Inc.*............       773,188
  73,450 Ferro Corp.*.............................................     1,482,772
  12,400 Friede Goldman International Inc.+.......................       129,425
  29,100 Frontier Oil Corp. ......................................       156,413
  20,700 Georgia Gulf Corp.*......................................       355,781
 100,000 Global Industries Ltd.+..................................       937,500
 373,500 Grey Wolf Inc............................................       513,563
   2,200 Gulfmark Offshore Inc....................................        26,950
  28,100 Hanover Compressor Co....................................       521,606
 133,500 Harken Energy Corp.......................................       408,844
   3,400 Horizon Offshore Inc.....................................        17,000
   4,800 HS Resources Inc.........................................        36,000
  43,700 Input/Output Inc.........................................       426,075
   2,800 IRI International Corp...................................        14,000
  24,700 Jabil Circuit Inc.+......................................       580,450

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 ENERGY -- 2.0% (CONTINUED)
   3,000 KCS Energy Inc.*.........................................  $     11,250
  81,400 Key Energy Group Inc. ...................................       503,663
  28,300 Mac-Gray Corp............................................       353,750
  18,000 Mitchell Energy & Development., Class A Shares...........       243,000
   5,600 Newfield Exploration Co..................................        87,850
  40,000 Ocean Energy Inc. .......................................       355,000
  17,200 Oceaneering International Inc............................       160,175
   2,200 Omni Energy Services Corp................................        20,350
   3,400 Parkervision Inc.+.......................................        39,950
 108,800 Patterson Energy Inc. ...................................       455,600
  14,700 Plains Resources Inc. ...................................       226,012
  26,200 Pogo Producing Co........................................       312,762
   2,900 Range Resources Corp.+ ..................................        19,756
  10,400 RPC Inc. ................................................        96,850
   8,200 Rutherford Moran Oil Corp. ..............................        81,487
   9,920 Semco Energy Inc.*.......................................       134,540
   5,000 Sensormatic Electronics Corp. ...........................        38,125
   2,200 Snyder Oil Corp. ........................................        32,725
  14,800 Stone Energy Corp. ......................................       296,925
  27,200 Superior Energy Services Inc.............................        94,350
   3,700 Syntroleum Corp.+........................................        29,600
   8,600 Tom Brown Inc............................................        95,675
  23,700 Transmontaigne, Inc......................................       272,550
  14,000 TransTexas Gas Corp. ....................................        53,375
  54,946 Tuboscope Inc. ..........................................       504,816
  17,900 Unit Corp. ..............................................        73,837
   5,100 UTI Energy Corp. ........................................        33,469
  78,400 Veritas DGS Inc..........................................     1,176,000
   4,660 Vintage Petroleum Inc.*..................................        36,406
--------------------------------------------------------------------------------
                                                                      16,823,447
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 6.4%
   2,950 Aames Financial Corp.*...................................        19,175
  82,000 Affiliated Managers Group Inc. ..........................     1,455,500
  34,600 Americredit Corp.+.......................................       862,838
  18,400 Amerin Corp. ............................................       419,750
   9,200 Ameritrade Holdings Corp.+...............................       131,100
   4,100 Anthracite Capital Inc. .................................        39,719
  28,900 Arthur J. Gallagher & Co. ...............................     1,069,300
  16,162 Bank of Granite Corp.*...................................       478,799
     400 BOK Financial Corp. .....................................        17,200
   9,700 The Carbide Graphite Group Inc. .........................       126,100
  93,200 Cash America International Inc. .........................     1,130,050
  70,000 CBT Group PLC ADR*.......................................     3,290,000
 114,800 Century Business Services Inc.+..........................     2,195,550
  16,300 Charter Municipal Mortgage Acceptance Co. ...............       206,806
   2,800 Chicago Title Corp. .....................................        98,525
   3,800 Chittenden Corp. ........................................       108,538
  18,630 Citizens Bancshares Inc. of Ohio*+.......................       484,380
  39,700 CMAC Investment Corp.*...................................     1,528,450
  10,500 CNA Surety Corp. ........................................       136,500
  25,095 CNB Bancshares, Inc.*....................................     1,079,085
  27,300 Coinstar Inc.+...........................................       199,631
  23,065 Commerce Bancorp Inc. of New Jersey*.....................       810,158
  33,350 Commercial Federal Corp.*+...............................       733,700
  40,000 Community First Bankshares Inc.*.........................       680,000
   8,300 Conning Corp. ...........................................       115,163

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                          SECURITY                              VALUE

--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 6.4% (CONTINUED)
 15,200 Consolidation Capital North America Inc. .................  $    195,700
 11,300 ContiFinancial Corp.+.....................................       142,663
 42,400 Crawford & Co. ...........................................       747,300
 20,950 CVB Financial Corp.*......................................       400,669
  2,700 Delta Financial Corp.+....................................        21,263
 36,800 Doral Financial Corp. ....................................       552,000
 13,100 Duff & Phelps Credit Rating Co. ..........................       641,900
  9,900 E.W. Blanch Holdings, Inc. ...............................       353,306
 26,600 Eaton Vance Corp. ........................................     1,057,350
 16,600 Everen Capital Corp. .....................................       301,913
    400 F.N.B. Bancorp, Inc., of Pennsylvania.....................        11,600
  1,200 Farmers Capital Bank Corp. ...............................        40,800
  2,000 Federal Agricultural Mortgage Corp. ......................        74,000
 27,145 Fidelity National Financial Inc. .........................       751,577
  9,800 Financial Federal Corp. ..................................       170,275
 83,700 First American Financial Corp. ...........................     2,155,275
  4,800 First Charter Corp.+......................................       100,800
  2,200 First Commonwealth Financial Corp. .......................        50,600
 12,600 First Consulting Group Inc. ..............................       228,375
 11,300 First Financial Holdings Inc.+............................       200,575
    300 First Liberty Financial Corp. ............................         5,550
  9,800 First Midwest Bancorp Inc. ...............................       360,150
 11,800 First Sierra Financial Inc. ..............................       184,375
 12,700 First Source Corp. .......................................       425,450
  1,700 Flagstar Bancorp Inc. ....................................        38,038
  2,100 Foremost Corp. of America*................................        37,931
  4,900 FPIC Insurance Group, Inc. ...............................       129,850
 12,100 Franchise Mortgage Acceptance Co. ........................       195,113
 26,700 Friedman, Billings, Ramsey Group, Inc. ...................       170,213
  2,500 Frontier Financial Corp. .................................       120,000
  6,300 Hambrecht & Quist Inc. ...................................       127,575
  2,700 Harleysville National Corp. ..............................        95,850
  9,900 Harris Financial Inc. ....................................       121,275
  3,300 HCC Insurance Holdings, Inc.*.............................        61,669
 11,900 Headlands Mortgage Co. ...................................       165,113
 25,600 Healthcare Financial Partners, Inc. ......................       780,800
 25,500 Henry Schein Inc. ........................................       981,750
  4,400 Home Choices Holdings, Inc. ..............................        56,100
  3,900 HSB Group, Inc.*..........................................       169,163
 14,732 Hubco Inc. ...............................................       390,400
 54,000 Imperial Bancorp..........................................     1,113,750
 10,900 Imperial Credit Industries, Inc. .........................       148,513
 24,700 Insignia Financial Corp., Class A Shares..................       433,794
  4,700 Investment Technology Group Inc. .........................       128,075
  7,800 Investors Financial Services Corp.*.......................       404,625
  9,800 Irwin Financial Corp.*....................................       231,525
 39,100 Jefferies Group Inc.*.....................................     1,116,794
  2,700 Jefferson Savings Bancorp Inc. ...........................        50,456
  7,583 John Nuveen Corp.*........................................       258,770
 78,900 Knight/Trimark Group Inc., Class A Shares.................       522,713
  8,000 Legg Mason Inc.*+.........................................       380,000
  5,900 Local Financial Corp. ....................................        50,888
 26,078 Long Beach Financial Corp. ...............................       208,624
  4,100 Markel Corp. .............................................       578,100
 21,832 McDonald & Co. Investments, Inc.*.........................       607,202
  1,500 Meadowbrook Insurance Group...............................        37,687

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 6.4% (CONTINUED)
  12,400 Medallion Financial Co. .................................  $    175,150
   9,700 Meta Group Inc. .........................................       240,075
   3,900 Metris Cos. Inc.*+.......................................       230,100
  27,700 Mid Am, Inc. ............................................       578,237
  16,300 Mills Corp. .............................................       315,812
  14,600 Mississippi Valley Bancshares*...........................       525,600
  29,550 Morgan Keegan Inc. ......................................       524,512
  10,777 National City Bancshares, Inc. of Indiana*...............       366,418
  19,300 Ocwen Financial Corp. ...................................       294,325
  19,105 Old National Bancorp*....................................       932,563
   9,800 Oriental Financial Group*................................       372,400
     400 Paymentech Inc. .........................................         4,575
   3,300 PBOC Holdings, Inc. .....................................        30,937
   1,200 Pennsylvania Manufacturers Corp. ........................        23,100
   1,300 Philadelphia Consolidated Holding Corp. .................        25,025
  26,260 Pioneer Group Inc.*......................................       471,039
  27,300 Poe & Brown Inc.*........................................     1,027,162
   5,500 Reinsurance Group of America, Inc.*......................       275,000
   1,000 Republic Banking Corp. of Florida........................        11,125
  19,500 Republic Security Financial Corp.+.......................       146,250
 119,900 Resource America Inc., Class A Shares+...................     1,671,106
   1,600 Resource Bancshares Mortgage Group, Inc. ................        25,200
   9,100 Richmond County Financial Corp. .........................       108,062
  11,700 Security Capital Group Inc., Class B Shares..............       248,625
  21,800 SEI Investments Co.*.....................................     1,357,050
   7,700 Shoreline Financial Corp. ...............................       198,275
  50,610 Silicon Valley Bancshares+...............................     1,236,782
 100,000 Sirrom Capital Corp.*+...................................       556,250
   5,400 Southern Pacific Funding Corp.+..........................        43,875
  26,250 Sterling Bancshares, Inc. of Texas*......................       313,359
   1,800 Sterling Financial Corp. ................................        67,500
  16,600 T & W Financial Corp. ...................................       390,100
  18,300 T R Financial Corp.+.....................................       378,581
  15,800 Telebanc Financial Corp. ................................       195,525
  27,200 Triad Guaranty Inc. .....................................       681,700
  19,300 The Trust Co. of N.J. ...................................       455,962
  27,623 Trustco Bank Corp. of New York...........................       733,736
   4,100 UICI.....................................................        62,269
  20,100 United Bankshares, Inc.*+................................       499,987
     500 United National Bancorp..................................        12,000
  13,100 US Trust Corp. of New York*..............................       786,000
   4,800 USB Holding Co, Inc.+....................................        68,400
   1,200 UST Corp. ...............................................        19,800
   2,151 Value Line Inc. .........................................        74,747
   1,684 Vesta Insurance Group Inc. ..............................        15,893
   4,450 West Coast Bancorp of Oregon*............................        76,762
  11,700 Westamerica Bancorporation...............................       283,725
  59,300 Westernbank Puerto Rico*+................................       770,900
   1,900 Whitney Holding Corp. ...................................        69,587
  11,600 WSFS Financial Corp. ....................................       179,800
--------------------------------------------------------------------------------
                                                                      54,652,802
--------------------------------------------------------------------------------
 HEALTH CARE -- 10.3%
  20,150 Access Health Inc. ......................................       482,341
  19,500 ADAC Laboratories Inc.*..................................       437,531
   8,800 Advance Paradigm, Inc. ..................................       189,200
  17,600 Affymetrix Inc.+.........................................       290,400

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS
                       SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 HEALTH CARE -- 10.3% (CONTINUED)
  34,900 Agouron Pharmaceuticals Inc.+++..........................  $    671,825
  34,800 Alaris Medical Inc. .....................................       119,625
  53,400 Algos Pharmaceuticals Corp.+.............................     1,138,088
  35,500 Alkermes Inc.+...........................................       388,281
  46,900 Alpharma, Inc.*+.........................................     1,113,875
  35,400 Alternative Living Services Inc.+........................       628,350
   1,950 American Homepatient Inc. ...............................        11,944
  14,700 American Oncology Resources Inc.+........................       124,950
  10,500 Ameripath Inc. ..........................................       120,750
  23,689 Amerisource Health Corp.++...............................     1,114,864
   8,000 Andrx Corp.+.............................................       234,500
  12,700 Anesta Corp. ............................................       155,575
  10,200 Arrow International Inc.*................................       276,675
  13,390 ATL Ultrasound Inc. .....................................       665,316
 109,700 Aviron+..................................................     2,379,119
  15,300 AXYS Pharmaceuticals, Inc. ..............................        60,722
   1,900 Bacou USA, Inc. .........................................        37,763
  32,000 Ballard Medical Products*+...............................       594,000
  10,225 Barr Laboratories Inc. ..................................       262,016
  58,600 Bio-Technology General Corp. ............................       249,050
   7,800 Biomatrix Inc. ..........................................       341,738
  97,300 Boron LePore & Associates, Inc. .........................     2,919,000
   9,300 Capital Senior Living Corp. .............................        70,331
  10,700 Carematrix Corp.+........................................       184,575
  19,500 Celgene Corp. ...........................................       115,781
  15,500 Cell Genesys Inc.+.......................................        64,906
   5,100 Centennial Healthcare Corp. .............................        43,350
  26,200 Cephalon Inc. ...........................................       105,619
  10,900 Chattem Inc. ............................................       215,275
  26,000 Chirex Inc. .............................................       364,000
   6,600 Closure Medical Corp.+...................................       146,850
  31,900 Columbia Laboratories Inc. ..............................        79,750
  50,530 Concentra Managed Care Inc.+.............................       647,416
  29,656 COR Therapeutics, Inc. ..................................       282,659
  45,100 Coulter Pharmaceutical Inc. .............................       631,400
  66,600 Covance Inc. ............................................     1,481,850
  67,400 Coventry Health Care Corp. ..............................       303,300
  16,000 Curative Technologies Inc. ..............................       396,000
  19,500 Cytyc Corp.+.............................................       156,000
     900 Datascope Corp. .........................................        18,337
   1,800 Diagnostic Products Corp.*...............................        46,688
  14,800 Digene Corp. ............................................       112,850
  54,500 Dura Pharmaceuticals Inc.+...............................       899,250
   9,700 Entremed Inc.+...........................................       164,294
  39,700 Envoy Corp.+.............................................       863,475
  27,317 Enzo Biochem Inc. .......................................       215,121
  18,800 Express Scripts Inc., Class A Shares.....................     1,264,300
  43,600 Fuisz Technologies Ltd.+.................................       376,050
  14,700 Geltex Pharmaceuticals Inc. .............................       249,900
   2,400 Genesis Health Ventures Inc. ............................        28,500
  14,300 Gensia Sicor Inc. .......................................        39,325
  33,100 Gilead Sciences Inc. ....................................       604,075
  22,100 Guilford Pharmaceuticals Inc. ...........................       262,438
  27,900 Hanger Orthopedic Group, Inc. ...........................       416,756
   9,800 Harmon Industries Inc. ..................................       188,650
  59,800 Healthcare Recoveries Inc. ..............................       583,050

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS
                       SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 HEALTH CARE -- 10.3% (CONTINUED)
  10,700 Healthplan Services Corp.*...............................  $    115,694
  21,900 Healthworld Corp. .......................................       284,700
   9,300 Herbalife International, Inc., Class A Shares*+..........       123,806
  11,200 Heska Corp. .............................................        84,000
   5,593 Hilb, Rogal, & Hamilton Co.*.............................        97,178
   5,700 Hologic Inc. ............................................        76,594
  16,300 Hooper Holmes Inc. ......................................       287,288
  13,500 Horizon Health Corp. ....................................        89,438
   7,500 Horizon Medical Products Inc. ...........................        52,500
  25,300 Human Genome Sciences, Inc. .............................       626,175
  21,900 ICN Pharmaceuticals, Inc.*...............................       336,713
  42,000 ICOS Corp. ..............................................       624,750
  19,800 IDEC Pharmaceuticals Corp. ..............................       356,400
   9,600 IDX Systems Corp. .......................................       408,000
  29,000 Imclone Systems Inc. ....................................       250,125
  27,200 Immune Response Corp.+...................................       207,400
  16,300 Impath Inc. .............................................       385,088
  27,100 Incyte Pharmaceuticals Inc. .............................       525,063
  24,900 Inhale Therapeutic Systems, Inc.+........................       541,575
  75,000 International Network Services...........................     2,475,000
  19,100 Invacare Corp.*..........................................       386,775
  34,600 Isis Pharmaceuticals Inc.+...............................       250,850
  24,800 Ivax Corp. ..............................................       192,200
 170,600 Jones Pharma Inc.*+......................................     3,561,275
   5,100 Kendle International Inc. ...............................       123,994
   3,100 Labone Inc. .............................................        36,813
  12,400 Life Technologies Inc.*..................................       410,750
  12,000 Lifecore Biomedical Inc. ................................        93,000
  41,100 Ligand Pharmaceuticals Inc. .............................       236,325
  48,500 The Liposome Co., Inc.++ ................................       197,031
  35,976 Magellan Health Services Inc. ...........................       375,500
  36,800 Mariner Post-Acute Network, Inc. ........................       262,200
  33,300 Medaphis Corp. ..........................................       135,281
  82,700 Medicis Pharmaceutical Corp.+............................     2,708,425
  69,200 Medimunne Inc.+..........................................     3,338,900
   1,238 Mediq Inc. ..............................................         1,238
  69,000 Medquist Inc. ...........................................     1,449,000
  26,500 Mentor Corp.*............................................       387,563
  24,700 Mid Atlantic Medical Services Inc. ......................       137,394
  31,300 Millennium Pharmaceuticals, Inc. ........................       359,950
   8,700 Minimed Inc. ............................................       443,700
   8,000 Miravant Medical Technologies+...........................        37,500
   4,400 National Healthcare Corp.*...............................        95,150
  11,100 NCS Healthcare, Inc. ....................................       187,312
  34,857 Nexstar Pharmaceuticals, Inc.+...........................       232,017
 120,000 North American Scientific Inc. ..........................       780,000
  40,700 Novacare Inc. ...........................................       297,619
   7,800 Novoste Corp. ...........................................       101,400
  64,800 Ocular Sciences Inc. ....................................     1,146,150
  46,500 OEC Medical Systems, Inc. ...............................       999,750
 142,000 Orthodontic Centers of America, Inc. ....................     2,014,625
  12,200 Owens & Minor, Inc.*.....................................       144,112
  94,000 Oxford Health Plans Inc. ................................       575,750
  28,600 Parexel International Corp. .............................       711,425
  19,700 Pathogenesis Corp.+......................................       443,250
  63,050 Patterson Dental Co.+....................................     1,879,678

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS
                       SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 HEALTH CARE -- 10.3% (CONTINUED)
  17,700 Pediatrix Medical Group Inc.+............................  $    689,194
   8,200 Perclose Inc. ...........................................       140,937
  18,905 Pharmaceutical Product Development.......................       385,189
  14,400 Pharmacyclics Inc. ......................................       211,500
  52,400 Pharmerica Inc. .........................................       204,687
  42,700 Phycor Inc. .............................................       296,231
  17,400 Physician Reliance Network, Inc. ........................       138,112
  21,400 Physio-Control International Corp. ......................       548,375
  18,000 Plexus Corp. ............................................       288,000
   8,200 Priority Healthcare Corp. ...............................       166,050
  20,500 Protein Design Labs Inc. ................................       348,500
   9,800 Province Healthcare Co. .................................       264,600
  67,200 PSS World Medical, Inc. .................................     1,033,200
 228,375 Renal Care Group Inc.+...................................     4,610,320
  36,150 Res-care Inc.+...........................................       526,434
   8,500 Resmed Inc. .............................................       314,500
  20,459 Respironics Inc. ........................................       235,278
  77,400 Roberts Pharmaceutical Corp. ............................     1,325,475
  12,400 Sabratek Corp.+..........................................       227,850
  17,600 Sandisk Corp. ...........................................       154,000
  72,100 Sangstat Medical Corp.+..................................     1,198,662
  11,500 Sawtek Inc. .............................................       117,875
   2,400 Schein Pharmaceutical Inc. ..............................        59,550
  40,503 Scios, Inc. .............................................       192,389
  13,300 Semtech Corp. ...........................................       212,800
  29,800 Sepracor Inc.+...........................................     1,419,225
  38,400 SEQUUS Pharmaceuticals Inc. .............................       235,200
  26,825 Serologicals Corp. ......................................       456,025
  16,400 Shire Pharmaceuticals Group PLC+.........................       307,500
   7,200 Shiva Corp. .............................................        31,050
  45,750 Sierra Health Services Inc. .............................       732,000
  27,000 SMART Modular Technologies, Inc. ........................       411,750
  23,300 Sola International Inc. .................................       337,850
   7,100 Speedfam International Inc. .............................        87,862
   5,500 Sugen Inc. ..............................................        61,875
  14,100 Sunrise Assisted Living, Inc.+...........................       371,887
   6,800 Supergen Inc.+...........................................        37,400
  23,100 Techne Corp. ............................................       282,975
 240,800 Theragenics Corp. .......................................     3,040,100
  11,800 Thermedics Inc. .........................................       109,150
  20,600 Thermo Cardiosystems Inc. ...............................       309,000
  21,100 Thermolase Corp.+........................................       129,237
 133,400 Total Renal Care Holdings Inc. ..........................     2,534,600
  22,900 Transition Systems Inc. .................................       168,887
  18,900 Transkaryotic Therapies, Inc. ...........................       380,362
   7,900 Trex Medical Corp. ......................................       101,712
  20,100 Triangle Pharmaceuticals Inc. ...........................       169,594
  29,787 US Bioscience, Inc. .....................................       171,275
  15,500 Ventana Medical Systems, Inc. ...........................       310,000
  10,400 Vertex Pharmaceuticals Inc. .............................       158,600
  22,400 Veterinary Centers of America, Inc. .....................       369,600
   9,700 Viropharma Inc. .........................................       167,325
   4,900 Vital Signs Inc.*........................................        82,994
   6,300 Vivus Inc.+..............................................        18,900
  12,795 Wesley Jessen VisionCare Inc. ...........................       217,515
   2,600 Xomed Surgical Products, Inc. ...........................        77,350

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS
                       SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 HEALTH CARE -- 10.3% (CONTINUED)
  39,200 Zila Inc. ...............................................  $    186,200
  58,200 Zonagen Inc.+............................................       854,812
--------------------------------------------------------------------------------
                                                                      87,530,528
--------------------------------------------------------------------------------
 MEDICAL TECHNOLOGY -- 0.8%
  18,600 Acuson Corp. ............................................       272,025
  42,000 Advanced Tissue Sciences Inc.+...........................        85,313
  31,400 Arterial Vascular Engineering Inc.+......................     1,099,000
  42,200 Cognex Corp. ............................................       590,800
  75,900 ESC Medical Systems, Ltd.................................     1,418,381
 156,079 IDEXX Laboratories Inc. .................................     2,731,383
  10,200 Landauer Inc.*...........................................       260,100
   6,628 Marquette Medical Systems Inc. ..........................       157,829
  12,200 Medical Manager Corp.+...................................       157,075
--------------------------------------------------------------------------------
                                                                       6,771,906
--------------------------------------------------------------------------------
 REAL ESTATE -- 1.0%
   3,800 Alexander's Inc. ........................................       291,413
  11,100 American Retirement Corp. ...............................       174,825
  10,300 Assisted Living Concepts Inc.*...........................       130,681
   5,800 Associated Estates Realty Corp. .........................        93,888
  10,400 Brookdale Living Communities Inc. .......................       195,000
  14,539 CB Richard Ellis Services Group, Inc. ...................       398,914
  18,300 Charles E. Smith Residential Realty, Inc.................       544,425
  25,667 Cousins Properties Inc.*.................................       713,863
  16,000 General Growth Properties, Inc.*.........................       577,000
   8,736 Getty Realty Corp. ......................................       133,770
  22,500 Golf Trust of America Inc.*..............................       596,250
  22,521 Grubb & Ellis Co. .......................................       213,949
  21,900 Health Care Investors of America Inc. ...................       685,744
  91,500 Intrawest Corp.*.........................................     1,464,000
  15,400 Irvine Apartment Communities Inc.*.......................       392,700
  32,700 Macerich Co. ............................................       825,675
  13,400 Pennsylvania Real Estate Investment Trust*...............       289,775
  18,400 Town & Country Trust*....................................       258,750
   7,200 Washington Real Estate Investment Trust*.................       114,750
--------------------------------------------------------------------------------
                                                                       8,095,372
--------------------------------------------------------------------------------
 RETAIL -- 0.4%
  15,600 American Eagle Outfitters Inc. ..........................       546,000
   5,800 CDnow Inc.+..............................................        44,950
  73,600 Coldwater Creek Inc.+....................................     1,071,800
  46,800 Corporate Express Inc. ..................................       450,450
  20,100 CSK Auto Corp. ..........................................       438,431
   4,500 Delia's Inc.+............................................        44,156
   1,900 Donna Karan International Inc. ..........................        14,369
   7,800 Duane Reade Inc. ........................................       291,525
   8,600 Elder-Beerman Stores Corp. ..............................       134,375
  69,400 Southland Corp. .........................................       159,403
--------------------------------------------------------------------------------
                                                                       3,195,459
--------------------------------------------------------------------------------
 TECHNOLOGY -- 22.5%
  17,200 3DFX Interactive, Inc.+..................................       156,950
   8,500 Aavid Thermal Technologies, Inc. ........................        75,969
  49,900 Acclaim Entertainment Inc. ..............................       286,925
  98,900 Adtran Inc. .............................................     2,126,350
   2,400 Advantage Learning Systems Inc. .........................        69,000

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS
                       SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 TECHNOLOGY -- 22.5% (CONTINUED)
   4,900 Advent Software Inc. ....................................  $    148,837
   3,400 Alliant Techsystems Inc. ................................       223,125
   8,300 Alydaar Software Corp.+..................................        57,581
  27,000 Amkor Technologies Inc. .................................       124,875
  17,900 Amphenol Corp., Class A Shares...........................       533,644
   8,300 Anacomp Inc. ............................................       105,825
   1,400 Analogic Corp. ..........................................        46,900
  87,650 Analysts International Corp.*............................     1,851,606
 145,000 Antec Corp. .............................................     2,329,062
  73,353 Apex PC Solutions Inc. ..................................     1,256,170
   2,771 Applied Industrial Technologies, Inc.*...................        48,319
  40,900 Applied Micro Circuits Corp. ............................       777,100
  42,460 Applied Power Inc., Class A Shares*......................     1,053,539
   6,200 ARIS Corp. ..............................................       141,825
  37,674 Artesyn Technologies Inc. ...............................       560,401
   8,500 Artisan Components Inc. .................................        59,500
   4,600 Aspec Technology Inc. ...................................        10,925
  20,200 Aspect Development Inc. .................................       588,325
 159,400 Aspen Technology Inc. ...................................     3,775,787
   7,600 ATL Products, Inc., Class A Shares.......................       147,250
   7,900 Atlantic Coast Airlines Holdings Inc. ...................       178,737
  24,100 Atlantic Data Services, Inc. ............................       310,287
  19,600 ATMI Inc. ...............................................       227,850
  34,275 Avant Corp. .............................................       441,291
   8,600 AVT Corp. ...............................................       168,775
  28,400 Axent Technologies Inc. .................................       443,750
  12,800 Barra Inc. ..............................................       262,400
  59,231 BEA Systems, Inc.+.......................................       903,273
  15,300 Bell & Howell Co. .......................................       359,550
   6,100 Bindview Development Corp. ..............................        59,475
  31,100 The Bisys Group Inc.++ ..................................     1,150,700
  54,900 Black Box Corp.+.........................................     1,255,837
 171,625 Boole & Babbage Inc. ....................................     3,443,227
  42,900 Broadvision Inc. ........................................       801,694
   7,600 Broderbund Software Inc. ................................       105,925
  27,105 Burr-Brown Corp. ........................................       325,260
  40,100 C-Cube Microsystems Inc.+................................       593,981
  11,600 C & D Technology Inc. ...................................       253,750
  11,900 California Microwave Inc. ...............................       127,925
  25,000 Cambridge Technology Partners Inc. ......................       812,500
  26,500 CCC Information Services Group Inc. .....................       318,000
  10,700 CDI Corp. ...............................................       251,450
   8,600 CDW Computer Centers Inc.+...............................       331,100
  38,300 Cerner Corp. ............................................       844,994
  51,500 Checkfree Holdings Corp. ................................       440,969
  23,000 Checkpoint Systems Inc. .................................       225,688
 114,800 Ciber Inc.+..............................................     2,884,350
  10,300 Citrix Systems Inc. .....................................       593,538
  27,300 Clarify Inc. ............................................       225,225
  70,400 CMG Information Services Inc.+...........................     2,684,000
  11,300 CNET Inc.+...............................................       440,700
  20,900 Cognizant Technology Solutions Corp. ....................       250,800
   4,200 Com21, Inc. .............................................        44,625
  44,166 Commscope Inc. ..........................................       585,200
  10,200 Complete Business Solutions, Inc. .......................       154,275
  41,400 Computer Horizons Corp.+.................................       967,725
   2,325 Computer Management Sciences Inc. .......................        39,525

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS
                       SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 TECHNOLOGY -- 22.5% (CONTINUED)
  92,500 Computer Task Group Inc.*................................  $  2,376,094
  42,000 Comverse Technology Inc.+................................     1,617,000
  14,600 Concord Communications Inc. .............................       390,550
  14,400 Cotelligent Group Inc. ..................................       163,800
  13,700 CTS Corp. ...............................................       388,738
  24,000 Cylink Corp. ............................................       195,000
   5,400 Cypress Semiconductor Corp. .............................        33,075
  30,400 Dallas Semiconductor Corp. ..............................       822,700
   5,800 Data Processing Resources Corp. .........................       145,000
  11,700 Data Transmission Network Corp.+.........................       304,200
  18,300 Datastream Systems Inc. .................................       185,288
  14,400 Dataworks Corp. .........................................        73,800
  10,700 Davox Corp. .............................................       113,019
   8,600 DBT Online Inc. .........................................       129,538
   3,900 DecisionOne Holdings Corp. ..............................        54,113
   8,600 Deltek Systems Inc. .....................................       141,900
  21,800 Dendrite International Inc. .............................       430,550
  46,100 Dialogic Corp. ..........................................     1,233,175
  44,700 Digi International Inc. .................................       458,175
  49,200 Digital Microwave Corp. .................................       141,450
  23,000 DII Group, Inc.+.........................................       296,125
  25,400 Dionex Corp. ............................................       547,688
 141,300 DocuCorp International, Inc. ............................       450,394
  55,100 Documentum, Inc. ........................................     1,969,825
  45,100 DSP Communications Inc. .................................       515,831
   5,400 Dupont Photomasks Inc. ..................................       147,825
  16,100 Earthlink Network Inc. ..................................       426,650
  41,800 Eclipsys Corp. ..........................................       496,375
   3,800 Electro Scientific Industries Inc. ......................        73,150
  58,600 Electronics For Imaging, Inc. ...........................       857,025
   7,800 Engineering Animation Inc. ..............................       287,625
   3,100 Excel Switching Corp. ...................................        51,925
  29,000 Excite Inc.+.............................................       630,750
  10,200 Exodus Communications Inc. ..............................       293,250
  21,700 Factset Research Systems Inc. ...........................       699,825
  47,218 FileNET Corp. ...........................................       773,195
  39,900 Fisher Scientific International Inc. ....................       521,194
  34,300 General Magic Inc.+......................................       188,650
  26,900 General Semiconductor Inc. ..............................       173,169
  69,500 Genesys Telecommunications Laboratories, Inc. ...........     1,281,406
  14,300 Genlyte Group Inc. ......................................       243,100
  32,400 Genrad Inc. .............................................       340,200
  10,700 Geotel Communications Co. ...............................       374,500
   1,300 Gerber Scientific Inc. ..................................        30,794
   7,400 Great Plains Software Inc. ..............................       249,750
  68,000 Greyhound Lines Inc. ....................................       259,250
  32,900 GT Interactive Software Corp. ...........................       158,331
  35,300 GTECH Holdings Corp. ....................................       926,625
   2,711 Hadco Corp. .............................................        54,898
  99,900 Harbinger Corp.*.........................................       686,813
  66,000 HBO & Co.*...............................................     1,402,500
  21,200 Helix Technology Corp.*..................................       217,300
 162,300 HMT Technology Corp.+....................................     1,115,813
 113,300 HNC Software Inc.+.......................................     4,114,206
  86,000 Hutchinson Techology Inc.+...............................     1,166,375
  12,300 Hypercom Corp. ..........................................       104,550

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                          SECURITY                             VALUE

-------------------------------------------------------------------------------
 TECHNOLOGY -- 22.5% (CONTINUED)
  43,410 Hyperion Solutions Corp. ...............................  $  1,215,480
   6,600 H.T.E., Inc. ...........................................        56,100
   4,200 i2 Technologies, Inc. ..................................        59,325
 196,500 Icon CMT Corp. .........................................     1,424,625
  10,000 Igen International Inc. ................................       220,000
   1,600 Inacom Corp.+...........................................        30,800
  35,500 Indus International Inc. ...............................       173,063
 124,400 Informix Corp. .........................................       435,400
  31,800 Infoseek Corp. .........................................       540,600
  31,100 InfoUSA Inc., Class B Shares............................       244,913
  16,100 Innovex Inc.*+..........................................       167,038
  59,188 Inprise Corp.+..........................................       314,436
  22,650 Insight Enterprises Inc. ...............................       962,625
  10,200 Inspire Insurance Solutions, Inc. ......................       187,425
  19,800 Integrated Systems Inc. ................................       139,838
   5,100 Intelligroup Inc.+......................................       106,781
  25,200 Inter-Tel Inc. .........................................       337,050
  60,400 Interdigital Communications Corp. ......................       200,075
   6,300 International Integration Inc. .........................        97,650
   5,900 International Rectifier Corp. ..........................        25,075
  22,900 International Telecommunication Data Systems Inc. ......       449,413
  26,600 Intersolv Inc. .........................................       292,600
  15,000 Intevac Inc.+...........................................        95,625
   5,500 ISS Group Inc. .........................................       149,875
   2,500 ITI Technologies Inc. ..................................        57,500
  24,300 IXC Communications Inc.+................................       595,350
  52,800 J.D. Edwards & Co.+.....................................     2,138,400
  69,800 Jack Henry & Associates Inc.*+..........................     2,765,825
  49,500 JDA Software Group Inc. ................................       594,000
   8,100 Kopin Corp. ............................................        94,163
   5,000 Kulicke & Soffa Industries Inc. ........................        64,688
   2,400 L-3 Communications Corp. ...............................        79,500
  22,700 Lattice Semiconductor Corp.+............................       546,219
  13,300 Learning Tree International Inc. .......................       142,975
 137,000 Legato Systems Inc.+....................................     4,812,125
  16,800 Lone Star Technologies Inc. ............................       166,950
 144,112 Lycos Inc.+.............................................     3,125,429
   3,000 Manhattan Associates Inc. ..............................        33,750
  41,300 Manugistics Group Inc. .................................       585,944
  17,600 Mapics Inc. ............................................       305,800
  14,850 Mastec Inc. ............................................       237,600
  18,800 Mastech Corp. ..........................................       385,988
  13,600 Maxwell Technologies Inc. ..............................       261,800
   9,000 McWhorter Technologies, Inc. ...........................       189,563
  59,300 Mercury Interactive Corp. ..............................     1,993,963
   6,600 Metro Information Services, Inc. .......................       184,800
  44,600 Mettler-Toledo International Inc. ......................       752,625
  15,100 Micrel Inc. ............................................       438,844
   2,300 Microage Inc. ..........................................        27,888
  11,100 Micromuse Inc. .........................................       152,625
  87,400 MICROS Systems, Inc. ...................................     2,490,900
  45,194 Midway Games Inc. ......................................       426,518
  16,200 Mindspring Enterprises Inc.+............................       435,375
  77,600 MMC Networks, Inc. .....................................     1,299,800
  32,600 MRV Communications, Inc.+...............................       182,356
  29,200 MTI Technology Corp.+...................................       131,400

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 TECHNOLOGY -- 22.5% (CONTINUED)
  12,500 MTS Systems Corp.+.......................................  $    156,250
 122,300 National Computer Systems Inc.*..........................     2,675,313
  16,700 National Instruments Corp. ..............................       421,675
  67,500 Natural Microsystems Corp. ..............................       746,719
  24,000 Neomagic Corp. ..........................................       309,000
 159,300 Network Appliance Inc. ..................................     6,640,819
   1,700 Network Equipment Technologies...........................        17,213
   4,700 Network Solutions Inc,. Class A Shares+..................       121,025
  12,300 New Era of Networks Inc. ................................       352,088
  74,500 Newsedge Corp. ..........................................       568,063
   2,900 Norstan Inc. ............................................        50,750
 147,100 Nova Corp. ..............................................     3,815,406
  12,600 Objective Systems Integrator Inc. .......................        64,575
  22,100 Open Market Inc.+........................................       189,231
  71,688 Organogenesis Inc.+......................................       622,790
  47,300 P-Com Inc. ..............................................       189,200
 206,500 Paradigm Geophysical Ltd. ...............................       955,063
   8,800 Park National Corp.*.....................................       840,400
  27,060 Paxar Corp ..............................................       216,480
   6,900 Pegasystems Inc.+........................................       107,813
   7,400 Peregrine Systems Inc. ..................................       172,975
  48,300 Performance Systems International Inc.+..................       507,150
  23,100 Photronics Inc. .........................................       277,200
  29,900 Platinum Software Corp. .................................       358,800
  18,100 Platinum Technology Inc.+................................       339,375
  34,100 PMC-Sierra, Inc.+........................................     1,042,181
 136,800 PMT Services, Inc. ......................................     2,325,600
  43,400 Polycom Inc. ............................................       330,925
   6,700 Pomeroy Computer Resources Inc. .........................        88,775
   5,400 Powerwave Technologies Inc.+.............................        35,438
  26,400 Preview Travel Inc.+.....................................       435,600
  50,200 PRI Automation, Inc. ....................................       627,500
  19,504 Progress Software Corp. .................................       352,291
   9,800 Project Software & Development Inc. .....................       140,875
   4,900 QAD Inc. ................................................        18,681
  10,200 QLogic Corp. ............................................       483,225
  21,100 QRS Corp. ...............................................       572,338
   7,700 Radiant Systems Inc. ....................................        49,088
  15,840 Rambus Inc.+.............................................       756,360
  28,100 Rayovac Corp. ...........................................       391,644
   5,000 Read-Rite Corp. .........................................        27,500
  10,300 RealNetworks Inc.+.......................................       203,425
  21,100 Recoton Corp. ...........................................       495,850
  41,900 Reltec Corp. ............................................     1,047,500
  27,000 Remedy Corp. ............................................       251,438
  29,400 Rogers Corp. ............................................       757,050
   2,500 RWD Technologies Inc. ...................................        45,000
  30,600 S&T Bancorp Inc.*........................................     1,531,912
   3,400 Sanchez Computer Associates Inc.+........................        60,775
  81,400 Sapient Corp.+...........................................     3,179,687
  52,900 Saville Systems PLC .....................................       866,237
  68,100 SBS Technologies Inc. ...................................     1,489,687
   9,600 SCB Computer Technology Inc. ............................        69,600
  24,700 SCC Communications Corp. ................................       166,725
  12,900 SCM Microsystems, Inc.+..................................       539,381
  12,900 Scott Technologies Inc., Class A Shares..................       167,700

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS
                       SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 TECHNOLOGY -- 22.5% (CONTINUED)
  14,100 SDL Inc. ................................................  $    239,700
  43,000 Security Dynamics Technologies, Inc. ....................       403,125
  11,800 Sequent Computer Systems Inc. ...........................        75,962
   8,100 SIII Inc. ...............................................        24,806
  12,200 Silicon Valley Group Inc. ...............................       117,425
  17,600 SLI Inc. ................................................       242,000
  87,900 Software AG Systems Inc. ................................     1,488,806
   4,000 Spectra-Physics Lasers, Inc .............................        37,000
 101,200 Sportsline USA Inc.+.....................................     2,011,350
   6,450 SPR Inc. ................................................        93,525
   8,300 SPS Transaction Services Inc. ...........................       258,856
   6,900 SS&C Technologies Inc. ..................................       103,068
 110,500 Structural Dynamics Research Corp. ......................       994,500
 156,500 Symantec Corp.++.........................................     2,562,687
  37,200 Synopsys Inc.+...........................................       971,850
  33,600 System Software Associates Inc. .........................       151,200
  38,800 Systems & Computer Technology Corp. .....................       528,650
  19,700 Tava Technologies Inc. ..................................        84,956
  33,500 Technisource Inc. .......................................       280,561
  17,400 Technitrol, Inc.*........................................       334,950
 200,450 Technology Solutions Co. ................................     2,292,647
  39,800 Tekelec..................................................       718,887
  47,975 Tel-Save Holdings Inc.+..................................       719,625
  20,900 Teletech Holdings Inc. ..................................       175,037
  17,800 Telxon Corp.*............................................       304,825
 224,093 Tetra Tech Inc. .........................................     4,677,941
   9,700 Tetra Technologies Inc. .................................       123,069
   4,700 Thermo Bioanalysis Corp. ................................        72,850
   3,200 Thermo Optek Corp. ......................................        25,600
  11,500 Tier Technologies Inc., Class B Shares...................       163,875
  10,450 Transaction Network Services Inc. .......................       151,525
  29,700 Transaction Systems Architects, Inc. ....................       983,812
 153,300 TSI International Software Ltd. .........................     4,119,937
   3,800 Unigraphics Solutions Inc. ..............................        30,162
  14,500 Unisource Energy Corp Holdings Co. ......................       188,500
  10,600 Unitrode Corp. ..........................................       131,837
  16,400 USCS International Inc. .................................       372,075
 130,800 USWeb Corp.+.............................................     1,847,550
  28,500 Vanguard Cellular Systems, Class A Shares................       534,375
  52,800 Vanstar Corp. ...........................................       392,700
  30,300 Vantive Corp. ...........................................       246,187
  56,500 Veeco Instruments Inc. ..................................     1,278,311
   1,800 Verisign Inc. ...........................................        51,075
  24,900 Viasoft Inc. ............................................       161,850
  18,600 Vical Inc. ..............................................       142,405
  16,900 Vicor Corp. .............................................       148,930
  99,800 Visio Corp. .............................................     2,095,800
  18,200 Visual Networks, Inc. ...................................       318,500
  15,600 VISX Inc. ...............................................       748,800
   6,800 VMR Scientific Products Corp. ...........................       168,300
  53,800 Wang Laboratories, Inc.+.................................     1,049,100
  13,400 WavePhore Inc. ..........................................        67,000
 321,800 Whittman-Hart, Inc. .....................................     6,033,750
  23,625 Wind River Systems Inc. .................................       885,937
  66,000 Winstar Communications Inc.+.............................     1,204,500
  45,000 Xircom Inc. .............................................       703,125

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 TECHNOLOGY -- 22.5% (CONTINUED)
  61,300 Xylan Corp.+.............................................  $    934,825
  12,000 Yahoo! Inc.+.............................................       828,000
  21,700 Zebra Technologies Corp., Class A Shares.................       674,056
--------------------------------------------------------------------------------
                                                                     191,252,281
--------------------------------------------------------------------------------
 TRANSPORTATION -- 1.2%
  12,800 Air Express International Corp.*.........................       219,200
  10,000 Airnet Systems Inc. .....................................       150,000
  38,800 Airtran Holdings Inc. ...................................       164,900
   8,000 Amtran Inc. .............................................       168,000
  30,000 ASA Holdings Inc.*.......................................     1,027,500
  10,700 Atlas Air Inc.+..........................................       254,125
  36,600 C.H. Robinson Worldwide, Inc. ...........................       732,000
  10,000 Carey International Inc. ................................       160,000
  25,100 Coach USA Inc. ..........................................       660,444
   3,300 Dispatch Management Services Corp. ......................        47,438
  25,000 Dynamex Inc. ............................................       193,750
   9,900 Eagle USA Airfreight Inc. ...............................       201,713
  17,485 Heartland Express Inc. ..................................       279,760
   4,700 Hvide Marine Inc., Class A Shares........................        31,725
  35,162 J.B. Hunt Transport Services, Inc. ......................       595,556
   8,400 Knight Transportation Inc. ..............................       134,925
  58,500 Mesaba Holdings, Inc. ...................................       925,031
  29,475 Midwest Express Holdings Inc. ...........................       788,456
  16,000 Motivepower Industries Inc. .............................       320,000
  21,100 Newport News Shipbuilding................................       495,850
   3,200 Rural/Metro Corp. .......................................        22,800
   7,900 Skywest Inc. ............................................       165,900
  24,900 Swift Transportation Co. Inc. ...........................       407,737
  55,900 USFreightways Corp.*.....................................     1,254,256
   2,200 U.S. Xpress Enterprises Inc., Class A Shares.............        24,750
  45,100 Wisconsin Central Transportation Corp. ..................       566,569
--------------------------------------------------------------------------------
                                                                       9,992,385
--------------------------------------------------------------------------------
 UTILITIES -- 2.7%
  14,281 Aliant Communications Inc.*..............................       353,455
   3,500 Allen Telecom Inc. ......................................        24,937
  54,500 Alpine Group Inc. .......................................       776,625
  97,200 Aspect Telecommunications Corp.+.........................     2,314,575
   5,900 Associated Group Inc. ...................................       156,350
  12,518 Barnes Group Inc.*.......................................       299,650
   3,300 Black Hills Corp. .......................................        76,725
  35,750 Cellular Communications International Inc.+..............     1,894,750
  14,800 CFW Communications Co.*..................................       312,650
  29,000 Commonwealth Telephone Enterprises Inc. .................       627,125
   4,900 Electric Lightway Inc., Class A Shares...................        42,263
  15,375 Encore Wire Corp. .......................................       161,437
   5,300 Franklin Electric Co. Inc.*..............................       333,237
  86,000 ICG Communications Inc.+.................................     1,542,625
   1,400 Indiana Energy Inc. .....................................        40,163
  18,200 LCC International Inc., Class A Shares...................       118,300
 183,000 Metromedia Fiber Network Inc., Class A Shares............     3,843,000
  28,900 NTL Inc. ................................................     1,154,194
  28,200 Omnipoint Corp. .........................................       310,200
  32,100 Pagemart Wireless Inc., Class A Shares...................       236,738
 341,900 Pairgain Technologies Inc.+..............................     3,012,994
  38,900 Premiere Technologies Inc. ..............................       255,281

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS
                       SEE NOTES TO FINANCIAL STATEMENTS.

   SHARES                          SECURITY                             VALUE

---------------------------------------------------------------------------------
 UTILITIES -- 2.7% (CONTINUED)
     31,300 Premisys Communications, Inc. ........................   $    266,050
     17,580 Primus Telecommunications Group, Inc. ................        158,220
     35,020 RCN Corp. ............................................        486,997
     22,000 West Teleservices Corp. ..............................        231,000
     19,700 Westell Technologies Inc. ............................        110,812
     85,900 Western Wireless Corp. ...............................      1,342,187
    115,900 World Access Inc.+....................................      2,216,586
---------------------------------------------------------------------------------
                                                                       22,699,126
---------------------------------------------------------------------------------
            TOTAL COMMON STOCK (Cost -- $1,012,252,436)...........    795,879,846
---------------------------------------------------------------------------------
    FACE
   AMOUNT                          SECURITY                             VALUE
---------------------------------------------------------------------------------
 U.S. TREASURY BILLS -- 0.1%
 $   50,000 U.S. Treasury Bill, 4.950% due 10/8/98................         49,746
    400,000 U.S. Treasury Bill, 4.975% due 10/8/98................        397,955
---------------------------------------------------------------------------------
            TOTAL U.S. TREASURY BILLS (Cost -- $447,700)..........        447,701
---------------------------------------------------------------------------------
            SUB-TOTAL INVESTMENTS (Cost -- $1,012,700,136)........    796,327,547
---------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 6.2%
 52,480,000 Goldman, Sachs & Co., 5.715% due 9/1/98; Proceeds at
            maturity -- $52,488,331;
            (Fully collateralized by U.S. Treasury Notes, 5.125%
             due 8/31/00;
             Market value -- $53,552,643) (Cost -- $52,480,000)...     52,480,000
---------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100% (Cost -- $1,065,180,136**)..   $848,807,547
---------------------------------------------------------------------------------

 + A portion of the security is on loan (see Note 12).
 * Denotes income producing security.
 ++ Security has been partially segregated by custodian for futures contracts commitments.
** Aggregate cost for Federal income tax purposes is substantially the same.

                         Classification of Investments

                           [Pie Chart appears here]

        Consumer Durables & Non-Duarables                9.0%
        Health Care                                     10.3%
        Technology                                      22.5%
        Capital Goods                                    5.5%
        Financial Services                               6.4%
        Utilities                                        2.7%
        Consumer Services                               21.5%
        Basic Industries                                 5.5%
        Other Common Stock                              10.3%
        U.S. Treasury Bills & Repurchase Agreement       6.3%

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                        INTERNATIONAL EQUITY INVESTMENTS

  SHARES                         SECURITY                            VALUE

-------------------------------------------------------------------------------
 STOCK -- 96.5%
-------------------------------------------------------------------------------
 AUSTRALIA -- 1.6%
    56,200 Amcor Ltd.@.........................................  $      201,341
    88,000 Amp Ltd.*...........................................       1,077,248
    17,800 Ashton Mining Ltd...................................           6,927
 1,296,892 Australia New Zealand Banking Group Ltd.............       6,555,192
    25,717 Australian Gas Light Co. Ltd........................         146,000
    68,600 Australian National Industries Ltd..................          27,481
   104,893 Boral Ltd...........................................         141,070
    19,400 Brambles Industries Ltd.............................         384,149
   182,903 Broken Hill Proprietary Co. Ltd.(a).................       1,262,381
    40,675 Burns, Philp & Co. Ltd.@............................           4,073
   981,721 Coca-Cola Amatil Ltd................................       2,247,349
   102,885 Coca-Cola Beverages PLC*@...........................         250,832
   100,407 Coles Myer Ltd......................................         367,761
    86,499 Crown Ltd.*.........................................          17,821
    87,900 CSR Ltd.............................................         178,582
    26,048 David Jones Ltd.....................................          22,658
    13,300 Delta Gold NL.......................................          12,254
     5,500 Dominion Mining Ltd.*...............................           1,070
     2,750 Dominion Mining Ltd. Warrants, Expire 12/31/98*.....               4
    24,266 Email Ltd...........................................          33,607
    12,781 F.H. Faulding & Co. Ltd.............................          51,567
   170,700 Foster Brewing Group Ltd............................         351,688
    43,698 Futuris Corp. Ltd...................................          34,511
   103,415 General Property Trust..............................         151,511
    53,761 Gio Australia Holdings Ltd..........................         154,452
   111,743 Goodman Fielder Ltd.................................         131,098
    16,947 Great Central Mines Ltd.............................           9,407
     4,114 Homestake Mining....................................          36,493
    36,132 James Hardie Industries Ltd.*.......................          71,546
    22,600 Leighton Holdings Ltd...............................          69,196
    22,391 Lend Lease Corp. Ltd................................         423,513
   147,363 M.I.M. Holdings Ltd.................................          59,034
    12,300 Metal Manufactures Ltd..............................          11,262
   134,800 National Australia Bank Ltd.(a).....................       1,668,157
    18,442 Newcrest Mining Ltd.................................          14,987
   175,829 News Corp. Ltd., ...................................       1,075,699
   243,455 News Corp. Ltd., Preferred..........................       1,327,803
   147,518 Normandy Mining Ltd.................................          85,268
    65,002 North Ltd...........................................         112,792
    22,600 Orica Ltd...........................................         103,471
    89,400 Pacific Dunlop Ltd..................................         155,843
    77,325 Pioneer International Ltd...........................         141,609
    33,449 QBE Insurance Group Ltd.............................         106,972
    51,067 QCT Resources Ltd...................................          28,056
    11,700 Resolute Ltd........................................           6,628
    16,450 RGC Ltd. ...........................................          20,287
    28,643 Rio Tinto Ltd. .....................................         278,014
     9,300 Rothmans Holdings Ltd. .............................          55,352
    52,725 Santos Ltd. ........................................         119,189
    37,201 Schroders Property Fund.............................          51,947

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                        INTERNATIONAL EQUITY INVESTMENTS

 SHARES                         SECURITY                            VALUE

------------------------------------------------------------------------------
 AUSTRALIA -- 1.6% (CONTINUED)
  16,187 Smith (Howard) Ltd. .................................  $       81,058
   8,035 Sons of Gwalia Ltd...................................          17,920
  56,012 Southcorp Ltd. ......................................         133,992
  41,700 Star City Holdings Ltd.*.............................          22,671
  25,842 Stockland Trust Group................................          52,502
  26,400 TABCORP Holdings Ltd. ...............................         134,769
  80,000 Telstra Corp Ltd., Installment Receipts..............         207,400
 109,034 Westfield Trust......................................         193,439
 155,000 Westpac Banking Corp. Ltd.(a)........................         824,968
 101,075 WMC Ltd. ............................................         248,155
------------------------------------------------------------------------------
                                                                    21,762,026
------------------------------------------------------------------------------
 AUSTRIA -- 0.2%
     200 Austria Mikro Systeme International AG...............           7,752
   2,000 Austrian Airlines Osterreichische Luftverkehrs AG....          69,869
  12,775 Bank Austria AG......................................         700,079
     300 Bau Holding AG.......................................          15,714
     600 BBAG Oesterreichische Brau-Beteiligungs AG...........          32,783
   1,000 Boehler-Uddeholm AG..................................          47,720
     100 BWT AG...............................................          16,117
   1,600 Flughafen Wien AG....................................          61,246
     600 Generali Holding Vienna AG...........................         125,717
     200 Lenzing AG...........................................          10,129
     900 Mayr-Melnhof Karton AG...............................          45,910
   2,800 Oesterreichische Elektrizitaetswirtschafts AG, Class
          A Shares............................................         471,600
   2,420 OMV AG...............................................         249,648
   1,000 RHI AG...............................................          36,586
     140 Strabag Oesterreich AG...............................           9,025
     300 Universale-Bau AG....................................           9,549
   1,300 VA Technologie AG....................................         126,764
     800 Weinerberger Baustoffindustrie AG....................         155,695
------------------------------------------------------------------------------
                                                                     2,191,903
------------------------------------------------------------------------------
 BELGIUM -- 1.0%
   4,445 Almanij NV...........................................         331,798
      45 Almanij NV - STRIP VVPR*.............................               2
     591 AXA Warrants, Expire 7/13/01*........................               0
   1,400 Barco NV@............................................         338,722
     250 Bekaert NV...........................................         161,525
   2,550 Cimenteries CBR Cementbedrijven......................         237,669
     250 Cimenteries CBR Cementbedrijven - STRIP VVPR*........              20
     450 Colruyt NV...........................................         312,396
   1,100 Compagnie Maritime Belge S.A.........................          66,534
     300 Copeba...............................................          19,671
     630 D'Ieteren S.A........................................         262,413
   5,700 Delhaize-Le Lion S.A.................................         445,067
   6,075 Electrabel S.A. .....................................       1,979,235
     625 Electrabel S.A. - STRIP VVPR.........................             171
   8,902 Fortis AG............................................       2,403,432
   4,270 Fortis AG - CVG*.....................................          29,114
   4,602 Fortis AG - STRIP VVPR*..............................             253
     110 Generale de Banque S.A. - STRIP VVPR*................               3

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                        INTERNATIONAL EQUITY INVESTMENTS

 SHARES                         SECURITY                            VALUE

------------------------------------------------------------------------------
 BELGIUM -- 1.0% (CONTINUED)
     750 Glaverbel S.A. ......................................  $       89,079
   2,700 Groupe Bruxelles Lambert S.A. .......................         500,329
  32,240 KBC Bancassurance Holding NV.........................       2,552,835
   2,140 KBC Bancassurance Holding NV - STRIP VVPR*...........             117
   2,600 PetroFina S.A. ......................................         977,537
     175 Royale Belge - STRIP VVPR*...........................               4
   1,100 Societe General Warrants, Expire 11/30/99*...........             241
   9,300 Solvay S.A. .........................................         588,089
   9,375 Tractbel.............................................       1,420,220
     750 Tractbel - STRIP VVPR*...............................              41
     170 UCB S.A. ............................................         883,839
   2,850 Union Miniere S.A....................................         140,258
------------------------------------------------------------------------------
                                                                    13,740,614
------------------------------------------------------------------------------
 CANADA -- 0.6%
 221,600 BCE Inc. ............................................       7,501,419
------------------------------------------------------------------------------
 DENMARK -- 0.5%
     255 Aarhus Oliefabrik A/S, Class A Shares................          11,199
      65 Aarhus Oliefabrik A/S, Class B Limited Voting
          Shares..............................................           2,806
   1,015 Bang & Olufsen Holding A/S, Class B Shares...........          77,069
   3,950 Carlsberg A/S, Class A Shares........................         249,936
   3,905 Carlsberg A/S, Class B Shares........................         255,810
      92 D/S 1912, Class B Shares.............................         568,433
      83 Dampskibsselskabet Svendborg A/S, Class B Shares.....         741,435
   6,735 Danisco A/S@.........................................         446,212
   5,930 Den Danske Bank......................................         719,542
   1,710 Det Ostasiatiske Kompagni A/S*@......................          10,438
   4,190 FLS Industries A/S, Class B Shares...................          79,224
   2,375 GN Store Nord A/S....................................          70,719
   2,375 ISS International Service System A/S, Class B
          Shares*.............................................         134,465
     215 J. Lauritzen Holdings A/S............................          15,844
     970 Korn-OG Foderstof Kompagniet A/S.....................          23,828
     600 NKT Holdings A/S.....................................          44,218
   8,405 Novo Nordisk A/S, Class B Shares.....................       1,152,501
     825 Radiometer A/S, Class B Shares@......................          36,234
   3,750 SAS Danmark A/S@.....................................          54,156
     524 Sophus Berendsen, Class A Shares.....................          18,567
   2,475 Superfos A/S.........................................          45,323
  14,675 Tele-Danmark A/S.....................................       1,555,625
   5,965 Unidanmark A/S, Class A Shares.......................         488,446
------------------------------------------------------------------------------
                                                                     6,802,030
------------------------------------------------------------------------------
 FINLAND -- 0.6%
   1,900 Amer Group Ltd. .....................................          29,030
   5,700 Cultor Oyj Series 1..................................          79,656
   1,800 Cultor Oyj Series 2..................................          22,806
   2,000 Instrumentarium Group, Class A Shares................         102,444
     400 Instrumentarium Group, Class B Shares................          18,633
  16,400 Kemira Oyj...........................................         137,512
  11,500 Kesko Oyj............................................         154,281
     900 Kone Oyj, Class B Shares.............................         103,972
 106,066 Merita PLC, Class A Shares...........................         535,587
   1,100 Metra Oyj, Class A Shares............................          29,719
   5,800 Metra Oyj, Class B Shares............................         154,758
  55,200 Nokia Oyj AB, Class A Shares.........................       3,688,056
  21,400 Nokia Oyj AB, Class K Shares.........................       1,539,166

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                        INTERNATIONAL EQUITY INVESTMENTS

 SHARES                         SECURITY                             VALUE

-------------------------------------------------------------------------------
 FINLAND -- 0.6% (CONTINUED)
  15,900 Outokumpu Oyj........................................   $      165,908
   2,600 Pohjola Group Insurance Corp., Class A Shares........           94,469
   2,600 Pohjola Group Insurance Corp., Class B Shares........           95,923
     592 The Rauma Group Oyj..................................            8,604
   7,800 Sampo Insurance Co. Ltd., Class A Shares@............          283,409
   3,300 Stockmann AB, Class A Shares.........................           80,550
   2,300 Stockmann AB, Class B Shares.........................           44,570
  34,560 UPM-Kymmene Oyj......................................          701,915
-------------------------------------------------------------------------------
                                                                      8,070,968
-------------------------------------------------------------------------------
 FRANCE -- 11.8%
   3,841 Accor S.A. ..........................................          885,184
   8,814 Air Liquide..........................................        1,170,775
  17,480 Alcatel Alsthom......................................        2,824,602
     596 Allianz Cert, Value Guaranteed*......................                0
     596 Assurance Generales de France........................           32,674
     828 Assurance Generales de France Warrants, Expire
          6/15/00.............................................              350
  38,460 Axa..................................................        4,425,177
 138,641 Banque Nationale de Paris............................        9,160,627
     210 Bongrain S.A. .......................................          106,243
   2,745 Bouygues S.A. .......................................          524,847
   3,353 Canal Plus...........................................          676,840
   7,300 Cap Gemini S.A. .....................................        1,148,730
   4,120 Carrefour Supermarche S.A. ..........................        2,412,047
     650 Chargeurs S.A. ......................................           40,572
   1,594 Club Mediterranee S.A.*..............................          118,943
   1,700 Coflexip S.A. .......................................          115,059
       1 Compagnie Bancaire S.A. .............................              144
   9,550 Compagnie de Saint Gobain............................        1,370,287
   1,800 Compagnie Francaise d'Etudes et de Construction
          Technip.............................................          164,467
     450 Compagnie Generale de Geophysique S.A.*..............           32,512
  14,810 Compagnie Generale des Etablissements Michelin, Class
          B Shares............................................          628,986
     605 Comptoirs Modernes...................................          336,281
   1,250 CPR..................................................           95,177
   1,700 Dassault Systemes S.A. ..............................           86,006
     400 Dollfus-Mieg & Cie S.A.*.............................            6,538
  29,400 Elf Aquitaine S.A.(a)................................        2,910,152
   2,800 Eridania Beghin-Say S.A. ............................          512,148
   1,050 Essilor International S.A. ..........................          424,619
   7,800 Etablissements Economiques du Casino Guichard-
          Perrachon S.A. .....................................          739,086
   1,900 Etablissements Economiques du Casino Guichard-
          Perrachon S.A. Preferred............................          121,651
     150 Europe 1 Communication...............................           32,994
  85,650 France Telecom S.A. .................................        6,282,449
  79,598 Groupe Danone@.......................................       21,064,512
   1,619 Groupe GTM...........................................          145,737
     276 Groupe pour le Financement de la Construction........           27,553
   1,650 Groupe SEB S.A. .....................................          171,700
   1,600 Imetal S.A. .........................................          181,387
   7,215 L'OREAL(a)...........................................        3,889,507
  11,667 Lafarge S.A. ........................................          994,952
  12,840 Lagardere S.C.A. ....................................          482,314
   2,990 Legrand S.A. ........................................          658,204
   9,380 LVMH(a)..............................................        1,545,874
   2,540 Moulinex*............................................           50,284
   1,600 Natexis..............................................           92,047
     800 Nord-Est S.A. .......................................           15,972

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                        INTERNATIONAL EQUITY INVESTMENTS

 SHARES                         SECURITY                             VALUE

-------------------------------------------------------------------------------
 FRANCE -- 11.8% (CONTINUED)
  17,896 Paribas..............................................   $    1,506,473
     800 Pathe S.A. ..........................................          157,022
   8,750 Pechiney S.A., Class A Shares........................          281,450
   6,025 Pernod-Ricard........................................          426,133
  12,500 Pinault-Printemps Redoute S.A. ......................        1,954,314
   2,150 Primagaz Cie.........................................          168,653
   2,050 Promodes.............................................        1,331,632
   5,375 PSA Peugeot Citroen..................................          895,833
 267,358 Renault S.A. ........................................       11,933,847
  38,830 Rhone-Poulenc........................................        1,866,599
     450 Sagem S.A. ..........................................          324,746
  11,388 Sanofi S.A.@ ........................................        1,279,463
 240,072 Schneider S.A. ......................................       14,111,845
   3,600 Sidel S.A. ..........................................          246,700
   2,059 Simco S.A. ..........................................          155,034
   1,150 Skis Rossignol S.A. .................................           18,232
   5,900 Societe BIC S.A. ....................................          334,333
     405 Societe Eurafrance S.A. .............................          231,624
   1,400 Societe Francaise d'Investissements Immobiliers et de
          Gestion.............................................           94,043
  10,563 Societe Generale, Class A Shares.....................        1,858,802
   5,550 Societe Nationale d'Exploitation Industrielle des
          Tabacs et Allumettes................................          236,649
   3,588 Sodexho Alliance S.A.@...............................          637,461
   1,900 Sommer-Allibert......................................           78,604
 135,834 Suez Lyonnaise des Eaux@.............................       22,340,253
  12,812 Thomson CSF..........................................          431,402
  26,177 Total S.A., Series B.................................        2,542,402
   1,000 Unibail..............................................          120,812
  26,050 Usinor S.A. .........................................          275,045
 157,989 Valeo S.A. ..........................................       11,869,223
  69,904 Vivendi@.............................................       13,933,606
   9,411 Vivendi Warrants, Expire 5/2/01*.....................           15,605
     500 Zodiac S.A. .........................................          113,367
-------------------------------------------------------------------------------
                                                                    158,477,417
-------------------------------------------------------------------------------
 GERMANY -- 9.1%
   4,950 Adidas-Salomon AG....................................          599,277
   3,500 AGIV-AG fuer Industrie und Verkehrswesen.............           91,295
  26,787 Allianz AG, Registered Shares(a).....................        7,868,254
   1,000 Amb Aachener & Muench Beteiligungs AG, Bearer
          Shares@.............................................          118,514
   4,400 Amb Aachener & Muench Beteiligungs AG, Registered
          Shares..............................................          633,739
   2,900 Axa Colonia Konzern AG...............................          338,758
     500 Axa Colonia Konzern AG Preferred.....................           44,513
  68,200 BASF AG..............................................        2,745,789
  80,100 Bayer AG.............................................        3,079,546
  29,100 Bayerische Hypotheken-und Wechsel-Bank AG(a).........        1,679,829
  33,300 Bayerische Hypo-und Vereinsbank AG...................        2,577,516
   9,200 Beiersdorf AG........................................          498,213
   3,950 Bilfinger & Berger Bau AG............................           96,314
     400 Brau Und Brunnen AG*.................................           43,096
     300 Buderus AG...........................................          136,943
  12,550 Continental AG.......................................          331,630
 182,339 Daimler-Benz AG@.....................................       16,843,222
  10,100 Degussa AG...........................................          510,870
  58,250 Deutsche Bank AG.....................................        3,791,947
  41,850 Deutsche Lufthansa AG, Registered Shares.............        1,041,800
 240,700 Deutsche Telekom AG(a)...............................        6,415,026
   5,200 Deutz AG.............................................           58,678

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                        INTERNATIONAL EQUITY INVESTMENTS

 SHARES                         SECURITY                            VALUE

------------------------------------------------------------------------------
 GERMANY -- 9.1% (CONTINUED)
     100 DLW AG...............................................  $       19,960
   3,850 Douglas Holding AG...................................         188,843
  53,800 Dresdner Bank AG.....................................       2,486,362
     115 Dyckerhoff AG........................................          37,364
     165 Dyckerhoff AG Preferred..............................          57,281
      50 Escada AG............................................           6,662
      50 Escada AG Preferred..................................           6,506
   5,280 FAG Kugelfischer Georg Schaefer AG...................          65,869
     350 Friedrich Grohe AG-Vorzugsak.........................         104,196
   5,285 Heidelberger Zement AG@..............................         427,055
     100 Herlitz AG...........................................           4,536
     100 Herlitz AG Preferred.................................           3,901
   7,700 Hochtief AG..........................................         301,275
     100 Holsten-BRAUEREI AG..................................          20,130
   2,000 IWKA AG..............................................          38,673
     900 Karstadt AG..........................................         392,968
     900 Linde AG.............................................         525,659
   1,200 MAN AG...............................................         360,646
     500 MAN AG-Vorzugsaktien.................................         107,173
 309,450 Mannesmann AG........................................      28,690,146
  18,850 Merck KGaA...........................................         721,505
  24,620 Metro AG.............................................       1,398,879
   2,000 Metro AG Preferred...................................          75,985
     350 Muenchener Rueckversicherungs-Gesellschaft AG........          86,929
     364 Muenchener Rueckversicherungs-Gesellschaft AG New
          Registered Shares...................................         141,182
   8,750 Muenchener Rueckversicherungs-Gesellschaft AG
          Registered Shares...................................       3,423,589
     364 Muenchener Rueckversicherungs Warrants, Expire
          6/3/02*.............................................          15,274
   1,650 Preussag AG..........................................         568,868
   1,950 Rheinmetall AG.......................................          52,523
     826 Rheinmetall AG Preferred.............................          16,580
  37,000 RWE AG...............................................       1,810,660
  23,900 RWE AG Non Voting Preferred..........................         794,182
     100 Salamander AG........................................          16,728
   6,700 SAP AG...............................................       3,628,296
   4,650 SAP AG Preferred.....................................       2,737,000
   7,500 Schering AG..........................................         729,373
   2,300 SGL Carbon AG@ ......................................         206,719
  62,900 Siemens AG...........................................       4,155,287
     150 STRABAG AG*..........................................           9,569
   3,750 Thyssen AG@ .........................................         727,246
  54,500 VEBA AG..............................................       2,807,669
   2,906 Viag AG..............................................       1,927,995
 154,030 Volkswagen AG@ ......................................      11,354,665
  10,500 Volkswagen AG Preferred..............................         526,935
------------------------------------------------------------------------------
                                                                   121,323,612
------------------------------------------------------------------------------
 HONG KONG -- 1.3%
 132,208 Bank of East Asia Ltd.@ .............................         137,339
 337,000 Cathay Pacific Airways@..............................         245,709
 226,000 Cheung Kong Holdings Ltd.@ ..........................         874,929
 177,608 Chinese Estates Holdings.............................          22,919
 245,000 CLP Holding Ltd. ....................................       1,030,687
  22,000 Dickson Concepts International Ltd. .................          13,272
  65,000 Elec & Eltek International Holdings Ltd..............           9,394
   2,400 Genting International PLC*...........................             192
  64,000 Giordano International Ltd. .........................           6,607
 122,000 Hang Lung Development Co. Ltd.@ .....................          94,461

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                        INTERNATIONAL EQUITY INVESTMENTS

  SHARES                         SECURITY                           VALUE

------------------------------------------------------------------------------
 HONG KONG -- 1.3% (CONTINUED)
   190,100 Hang Seng Bank Ltd. ...............................  $    1,022,966
   426,721 Hong Kong & China Gas Co. Ltd. ....................         446,039
    19,396 Hong Kong & China Gas Co. Ltd. Warrants, Expire
            9/30/99*..........................................             725
   102,500 Hong Kong & Shanghai Hotels Ltd.@ .................          50,593
     6,500 Hong Kong & Shanghai Hotels Ltd. Warrants, Expire
            12/10/98*.........................................               8
    16,800 Hong Kong Aircraft Engineering Co. Ltd. ...........          17,560
 1,206,594 Hong Kong Telecommunications Ltd.@.................       2,133,167
     6,159 Hong Kong Telecommunications Ltd. ADR@.............         102,008
   397,000 Hopewell Holdings Ltd.@ ...........................          39,960
 1,920,000 Hutchison Whampoa Ltd. ............................       8,325,008
    93,000 Hysan Development Co. Ltd.@ .......................          62,406
     9,300 Hysan Development Co. Ltd. Warrants, Expire
            4/30/99*..........................................              12
       311 Jardine Matheson Holdings Ltd......................             553
    90,600 Johnson Electric Holdings Ltd.*....................         151,989
    34,000 Kumagai Gumi (Hong Kong) Ltd. .....................           7,458
     6,800 Kumagai Gumi (Hong Kong) Ltd. Warrants, Expire
            12/31/99*.........................................              43
     4,900 Melco International Development Ltd. ..............             474
    52,000 Miramar Hotel and Investment Ltd. .................          39,255
 1,038,864 New World Development Co. Ltd.@ ...................       1,119,406
       449 New World Infrastructure Ltd.@*....................             256
   132,000 Oriental Press Group...............................          11,583
     9,600 Oriental Press Group Warrants, Expire 10/2/98*.....              12
    52,000 Peregrine Investment Holdings Ltd. ................               0
   360,800 Regal Hotels International@ .......................          34,454
   178,000 Shangri-La Asia Ltd.@ .............................         101,068
   125,243 Shun Tak Holdings Ltd. ............................           9,373
   276,000 Sino Land Co.@ ....................................          78,356
   170,000 South China Morning Post Holdings Ltd. ............          55,941
   235,000 Sun Hung Kai Properties Ltd. ......................         721,751
   155,000 Swire Pacific Ltd., Class A Shares.................         447,046
    41,000 Tai Cheung Holdings Ltd. ..........................           9,417
   168,000 Tan Chong International Ltd. ......................           2,753
    38,000 Television Broadcasts Ltd. ........................          81,892
    22,000 Varitronix International Ltd. .....................          40,597
   227,000 Wharf Holdings Ltd.@ ..............................         216,770
    11,350 Wharf Holdings Ltd. Warrants, Expire 12/31/99*.....             124
    21,068 Wing Lung Bank.....................................          39,149
------------------------------------------------------------------------------
                                                                    17,805,681
------------------------------------------------------------------------------
 HUNGARY -- 0.1%
    26,130 Gedeon Richter Ltd.+...............................         884,863
------------------------------------------------------------------------------
 IRELAND -- 0.2%
    78,102 Allied Irish Banks PLC.............................       1,070,990
     3,900 Clondalkin Group PLC...............................          30,480
    34,884 CRH PLC............................................         379,211
     7,600 DCC PLC............................................          53,458
    19,667 Fyffes PLC.........................................          37,728
    11,764 Greencore Group PLC................................          46,806
    39,305 Independent Newspapers PLC.........................         145,216
     2,405 Irish Continental Group PLC........................          29,903
    26,140 Irish Life PLC.....................................         206,154
     8,600 Irish Permanent PLC................................          89,699
     3,159 James Crean PLC....................................           4,713
    99,399 Jefferson Smurfit Group PLC........................         190,682
    14,900 Kerry Group PLC, Class A Shares....................         169,383
    15,200 Ryanair Holdings PLC...............................          97,196

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                        INTERNATIONAL EQUITY INVESTMENTS

  SHARES                         SECURITY                           VALUE

------------------------------------------------------------------------------
 IRELAND -- 0.2% (CONTINUED)
    21,200 Tullow Oil PLC*....................................  $       35,246
    49,720 Waterford Foods PLC, Unit..........................          45,923
------------------------------------------------------------------------------
                                                                     2,632,788
------------------------------------------------------------------------------
 ITALY -- 6.8%
    11,000 Arnoldo Mondadori Editore S.p.A. ..................         105,345
    90,828 Assicurazioni Generali.............................       3,078,411
   159,000 Banca Commerciale Italiana@........................       1,067,389
   157,666 Banca Intesa S.p.A. ...............................         745,427
    69,666 Banca Intesa S.p.A. di Risp NC.....................         169,882
    20,000 Banca Popolare di Milano...........................         146,254
 4,934,905 Banco di Roma......................................       9,542,203
   165,200 Benetton Group S.p.A. .............................         245,025
    26,000 Bulgari S.p.A. ....................................         117,032
     9,000 Burgo Cartiere S.p.A. .............................          54,737
    15,000 Cementir S.p.A. ...................................          16,524
 4,048,041 Credito Italiano S.p.A. ...........................      19,412,758
     3,000 Danieli & Co. .....................................          21,464
     3,000 Danieli & Co. di Risp NC...........................          10,160
    56,000 Edison S.p.A.@ ....................................         481,358
   701,000 ENI S.p.A.@(a) ....................................       3,663,774
    11,000 Falck Acciaierie & Ferriere Lombarde S.p.A. .......          77,315
   324,200 Fiat S.p.A.@ ......................................       1,005,050
    70,000 Fiat S.p.A. di Risp NC.............................         127,521
    91,200 Fiat S.p.A. Preferred..............................         167,973
    30,000 Impregilo S.p.A.*..................................          22,205
    72,000 Istituto Bancario San Paolo di Torino..............       1,052,248
    53,000 Istituto Mobiliare Italiano S.p.A. ................         807,354
   352,000 Istituto Nazionale delle Assicurazioni.............         931,072
    15,000 Italcementi S.p.A. ................................         121,352
     7,000 Italcementi S.p.A. di Risp NC......................          25,881
    61,000 Italgas S.p.A. ....................................         260,296
    53,900 Magneti Marelli S.p.A. ............................          76,233
     4,000 Marzotto & Figli S.p.A. ...........................          44,524
 2,440,868 Mediaset S.p.A.@ ..................................      13,815,968
    51,600 Mediobanca S.p.A...................................         559,773
     8,600 Mediobanca S.p.A. Warrants, Expire 12/31/00*.......          28,570
     9,200 Milano Assicurazioni*..............................          27,079
   439,700 Montedison S.p.A.@ ................................         448,567
    45,000 Montedison S.p.A. di Risp NC.......................          33,617
   231,868 Olivetti S.p.A.@ ..................................         519,253
    28,028 Olivetti S.p.A. Warrants, Expire 8/31/02*..........          48,968
   130,000 Parmalat Finanziaria S.p.A.@ ......................         190,877
   129,000 Pirelli S.p.A. ....................................         355,576
     7,000 Pirelli S.p.A. di Risp NC..........................          12,956
    18,600 La Rinascente S.p.A. ..............................         158,268
     3,000 La Rinascente S.p.A. di Risp NC....................          13,057
     2,000 La Rinascente S.p.A. Preferred.....................           7,631
    29,000 Riunione Adriatica di Sicurta S.p.A.@ .............         358,762
    11,800 Riunione Adriatica di Sicurta S.p.A. di Risp NC....         101,896
    17,000 Sirti S.p.A. ......................................          83,232
    55,000 SNIA BPD S.p.A. ...................................          65,324
     5,000 SNIA BPD S.p.A. di Risp NC.........................           4,848
    11,000 Societa Assicuratrice Industriale S.p.A.@ .........         119,880
     4,000 Societa Assicuratrice Industriale S.p.A. di Risp
            NC................................................          22,032
 3,427,331 Telecom Italia S.p.A. .............................      26,455,485
    80,200 Telecom Italia S.p.A. di Risp NC...................         397,495

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                        INTERNATIONAL EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 ITALY -- 6.8% (CONTINUED)
 573,500 Telecom Italia Mobile S.p.A.(a) .......................  $    3,737,119
 139,500 Telecom Italia Mobile S.p.A. di Risp NC................         503,619
--------------------------------------------------------------------------------
                                                                      91,666,619
--------------------------------------------------------------------------------
 JAPAN -- 17.8%
  16,000 Acom Co. Ltd.@ ........................................         793,257
  10,700 Advantest Corp. .......................................         458,495
  71,000 Ajinomoto Co. Inc. ....................................         522,983
  20,000 Alps Electric Co. Ltd. ................................         246,476
  32,000 Amada Co. Ltd. ........................................         158,198
   8,000 Amano Corp.@...........................................          65,727
  33,000 Aoki Corp.@ ...........................................          13,322
   7,900 Aoyama Trading Co. Ltd. ...............................         189,680
   4,200 Arabian Oil Co.@ ......................................          55,032
 259,000 Asahi Bank Ltd.@ ......................................         801,636
  53,000 Asahi Breweries Ltd.@..................................         625,759
 157,000 Asahi Chemical Industries Co. Ltd......................         468,142
 128,000 Asahi Glass Co. Ltd....................................         612,847
   8,000 Asahi Optical Co. Ltd..................................          30,030
  54,000 Ashikaga Bank Ltd.@....................................          69,608
   3,300 Autobacs Seven Co. Ltd.................................          87,414
 509,600 Bank of Tokyo-Mitsubishi Ltd.@(a) .....................       3,602,102
 124,000 Bank of Yokohama Ltd.@.................................         220,440
  90,000 Bridgestone Corp. .....................................       1,982,435
  29,000 Brothers Industries Ltd. ..............................          94,688
 536,000 Canon Inc..............................................      10,876,407
  30,000 Casio Computer Co. Ltd.@...............................         210,354
  85,000 Chiba Bank Ltd.........................................         245,626
  50,000 Chichibu Onoda Cement Corp.@ ..........................          92,782
  14,000 Chiyoda Corp...........................................          13,882
  27,000 Chugai Pharmaceutical Co. Ltd. ........................         182,626
  34,000 Citizen Watch Co. Ltd..................................         242,014
  55,000 Cosmo Oil Co. Ltd.@....................................          70,118
  18,200 Credit Saison Co. Ltd.@ ...............................         357,064
   7,000 CSK Corp...............................................         121,467
  83,000 Dai Nippon Printing Co. Ltd............................       1,158,672
  29,000 Daicel Chemical Industries Ltd.........................          48,268
  34,000 Daido Steel Co. Ltd.@..................................          43,586
  78,000 Daiei Inc.@ ...........................................         206,615
   9,000 Daifuku Co. Ltd.@......................................          38,628
  31,000 Daiichi Pharmaceutical Co. Ltd.........................         384,234
  29,000 Daikin Industries Ltd. ................................         174,587
  15,000 Daikyo Inc.@...........................................          14,342
  24,000 Daimaru Inc.@ .........................................          53,714
  86,000 Dainippon Ink & Chemicals Inc..........................         208,315
  19,000 Dainippon Screen Manufacturing Co. Ltd. ...............          58,941
  12,425 Daito Trust Construction Co., Ltd......................          99,442
  57,000 Daiwa House Industry Co. Ltd. .........................         456,193
  12,000 Daiwa Kosho Lease Co. Ltd. ............................          44,195
 146,000 Daiwa Securities Co. Ltd. .............................         482,909
  37,000 Denki Kagaku Kogyo Kabushiki Kaisha....................          51,363
 721,000 Denso Co. Ltd..........................................      10,800,445
     436 East Japan Railway Co. ................................       2,090,601
  31,000 Ebara Corp.............................................         237,346
  30,800 Eisai Co. Ltd. ........................................         366,484
  13,000 Ezaki Glico Co. Ltd.@ .................................          69,055
  26,100 Fanuc Ltd. ............................................         841,100

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                        INTERNATIONAL EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 JAPAN -- 17.8% (CONTINUED)
 323,000 Fuji Bank Ltd.@........................................  $      912,791
  56,000 Fuji Photo Film Co. ...................................       1,804,660
  41,000 Fujikura Ltd. .........................................         140,838
  35,000 Fujita Corp.@..........................................          16,608
  13,000 Fujita Kanko Inc. .....................................          99,348
 203,000 Fujitsu Ltd.@..........................................       2,056,023
  72,000 Furukawa Electric Co. Ltd. ............................         197,861
   6,000 Gakken Co. Ltd.@.......................................           8,159
  56,000 Gunma Bank Ltd.@.......................................         373,227
  19,000 Gunze Ltd. ............................................          40,774
  95,000 Hankyu Corp.@..........................................         343,154
  20,000 Hankyu Department Stores Inc.@.........................         104,823
  34,000 Haseko Corp.*@.........................................          13,485
  25,000 Hazama Corp.@..........................................          12,394
  28,000 Higo Bank Ltd. ........................................         109,072
   4,300 Hirose Electric Co. Ltd. ..............................         240,902
 364,000 Hitachi Ltd.(a) .......................................       1,822,706
 109,000 Hitachi Zosen Corp. ...................................         135,101
   2,000 Hokuetsu Bank, Ltd.....................................           5,156
  60,000 Hokuriku Bank Ltd.@....................................          70,543
 106,000 Honda Motor Co. Ltd.(a) ...............................       3,648,700
  12,000 House Foods Corp.@.....................................         138,961
  13,000 Hoya Corp. ............................................         432,750
  26,000 Inax Corp. ............................................          97,598
 277,200 Industrial Bank of Japan Ltd.@(a)......................         999,325
  24,000 Isetan Co. Ltd.@.......................................         192,761
  25,000 Ishihara Sangyo Kaisha Ltd.*...........................          32,757
 259,000 Ito-Yokado Co. Ltd. ...................................      12,052,056
 155,000 Itochu Corp. Ltd.@.....................................         265,670
  25,000 Itoham Foods...........................................          79,679
  20,000 Iwatani International Corp. ...........................          29,888
  17,000 Jaccs Co. Ltd. ........................................          61,165
 194,000 Japan Airlines Co. Ltd.@...............................         494,652
  96,000 Japan Energy Corp. ....................................          97,230
   8,000 Japan Metals & Chemicals Co. Ltd.*.....................          10,992
  29,000 Japan Steel Works Ltd.*@...............................          29,782
   4,000 Jeol Ltd. .............................................          16,233
  14,000 JGC Corp. .............................................          28,953
  96,600 Joyo Bank Ltd. ........................................         328,408
  35,000 Jusco Co. Ltd. ........................................         566,435
 105,000 Kajima Corp.@..........................................         252,850
   6,000 Kaken Pharmaceutical Co. Ltd. .........................          14,873
  30,000 Kamigumi Co. Ltd. .....................................         111,976
  18,200 Kandenko Co. Ltd. .....................................          95,389
  40,000 Kanebo Ltd.*@..........................................          31,446
  38,000 Kaneka Corp.@..........................................         195,396
 106,700 Kansai Electric Power Co., Inc. .......................       1,757,047
  22,000 Kansai Paint...........................................          41,291
  68,000 Kao Corp. .............................................       1,047,524
   5,000 Katokichi Co. Ltd.@....................................          57,015
 152,000 Kawasaki Heavy Industries Ltd. ........................         288,519
  64,000 Kawasaki Kisen Kaisha Ltd..............................          88,391
 354,000 Kawasaki Steel Corp....................................         541,568
  55,930 Keihin Electric Express Railway Co. Ltd.@..............         139,042
  21,600 Kikkoman Corp. ........................................          97,604
  29,500 Kinden Corp............................................         344,748
 176,940 Kinki Nippon Railway Co. Ltd.@.........................         756,935

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                        INTERNATIONAL EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 JAPAN -- 17.8% (CONTINUED)
 115,000 Kirin Brewery Co. Ltd. ................................  $      961,116
   5,300 Kissei Pharmaceutical Co. Ltd. ........................          73,236
  14,000 Kokuyo Co. Ltd.........................................         205,255
 106,000 Komatsu Ltd............................................         467,724
   9,000 Komori Corp.@..........................................         165,096
   2,800 Konami Co. Ltd.@.......................................          70,996
  39,000 Konica Corp............................................         150,541
  17,000 Koyo Seiko Co. Ltd. ...................................          77,059
 154,000 Kubota Corp............................................         294,496
  48,000 Kumagai Gumi Co. Ltd@..................................          28,557
  21,000 Kurabo Industries......................................          24,095
  37,000 Kuraray Co. Ltd........................................         323,903
  17,000 Kureha Chemicals Industry Co. Ltd......................          33,231
  14,800 Kurita Water Industries Ltd. ..........................         156,186
  21,300 Kyocera Corp...........................................         967,015
  49,000 Kyowa Hakko Kogyo Co. Ltd. ............................         176,301
   7,000 Kyudenko Co............................................          42,240
  27,000 Lion Corp. ............................................          90,070
   9,000 Maeda Road Construction Co. Ltd. ......................          45,640
   8,000 Makino Milling Machine Co. Ltd.@.......................          47,028
  18,000 Makita Corp. ..........................................         209,334
 163,000 Marubeni Corp. ........................................         268,992
  24,000 Maruha Corp. ..........................................          22,267
  40,000 Marui Co. Ltd..........................................         563,779
 790,000 Matsushita Electric Industrial Co., Ltd................      11,358,452
     300 Matsuzakaya Co. Ltd....................................           1,194
  23,000 Meiji Milk Products Co. Ltd. ..........................          50,173
  34,000 Meiji Seika............................................          92,471
  43,000 Minebea Co. Ltd........................................         436,121
  10,000 Misawa Homes Co. Ltd...................................          24,364
 228,000 Mitsubishi Chemical Corp.@.............................         418,244
 171,000 Mitsubishi Corp........................................         924,095
 234,000 Mitsubishi Electric Corp.@.............................         445,824
 142,000 Mitsubishi Estate Co. Ltd.@............................       1,045,966
  44,000 Mitsubishi Gas Chemical Co.@...........................         114,682
 368,000 Mitsubishi Heavy Industries Ltd. ......................       1,339,698
  18,000 Mitsubishi Logistics Corp.@............................         134,627
 124,000 Mitsubishi Materials Corp.@............................         210,779
  36,000 Mitsubishi Oil Co. Ltd. ...............................          41,815
  26,000 Mitsubishi Paper Mills.................................          43,827
  68,000 Mitsubishi Rayon Co. Ltd.@.............................         169,530
 142,000 Mitsubishi Trust & Banking Co. Ltd.@ ..................         704,015
 173,000 Mitsui & Co. Ltd. .....................................         930,002
  33,000 Mitsui Chemicals Inc. .................................          78,298
  65,000 Mitsui Engineering & Ship Building Co. Ltd.@...........          47,418
 698,000 Mitsui Fudosan Co., Ltd................................       4,498,760
  86,000 Mitsui Marine & Fire Insurance Co. Ltd. ...............         342,318
  55,000 Mitsui Mining & Smelting Co. Ltd.@.....................         237,623
 121,000 Mitsui OSK Lines Ltd...................................         168,829
  11,000 Mitsui Soko Co. Ltd....................................          25,164
 131,000 Mitsui Trust & Banking.................................         167,008
  52,000 Mitsukoshi Ltd.@.......................................         116,382
   8,000 Mori Seiki Co. Ltd.....................................          87,201
 194,000 Murata Manufacturing Co., Ltd..........................       6,403,002
  35,000 Mycal Corp.@...........................................         217,897
  12,000 Nagase & Co. Ltd.......................................          43,855
  89,000 Nagoya Railroad Co. Ltd.@..............................         251,512

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                        INTERNATIONAL EQUITY INVESTMENTS

  SHARES                          SECURITY                            VALUE

--------------------------------------------------------------------------------
 JAPAN -- 17.8% (CONTINUED)
     5,800 Namco Ltd.@..........................................  $      125,702
    54,450 Nankai Electric Railway Co. Ltd.@....................         216,735
   174,000 NEC Corp.@...........................................       1,282,909
    40,000 NGK Insulators Ltd...................................         352,716
    24,000 NGK Spark Plug Co. Ltd.@.............................         207,380
    50,200 Nichido Fire & Marine Insurance Co., Ltd.............         244,616
    27,000 Nichirei Corp. ......................................          44,174
    26,000 Nihon Cement Co. Ltd. ...............................          58,559
    26,000 Niigata Engineering Co. Ltd..........................          16,941
    40,000 Nikon Corp...........................................         227,211
    10,000 Nippon Beet Sugar Manufacturing Co. Ltd. ............          11,403
    14,000 Nippon Comsys Corp.@.................................         137,927
     7,000 Nippon Denko Co., Ltd................................           7,932
   117,000 Nippon Express Co., Ltd. ............................         535,321
    63,000 Nippon Fire & Machine Insurance Ltd. ................         211,948
    47,000 Nippon Light Metal Co., Ltd..........................          41,610
    25,000 Nippon Meat Packers Inc..............................         273,036
   134,000 Nippon Oil Co. Ltd.@.................................         348,310
   103,000 Nippon Paper Industries Co. .........................         334,117
    12,000 Nippon Sharyo Ltd....................................          23,117
    38,000 Nippon Sheet Glass Co. Ltd. .........................          58,134
    22,000 Nippon Shinpan Co., Ltd.@............................          33,189
    17,000 Nippon Shokubai Co., Ltd.@...........................          76,457
   751,000 Nippon Steel Corp.@..................................       1,228,706
    23,000 Nippon Suisan Kaisha Ltd.* ..........................          24,272
     3,522 Nippon Telegraph & Telephone Corp.(a)................      26,691,266
   129,000 Nippon Yusen Kabushiki Kaisha........................         372,774
    30,000 Nishimatsu Construction Co., Ltd.....................         138,111
   274,000 Nissan Motor Co., Ltd.@..............................         729,683
    21,000 Nisshinbo Industries Inc.............................          65,741
    14,000 Nissin Food Products Co. Ltd.........................         210,213
    17,000 Nitto Denko Corp.@...................................         228,408
   384,000 NKK Corp.............................................         320,929
    17,000 NOF Corp.............................................          25,525
 1,112,000 Nomura Securities Co., Ltd...........................      10,789,998
    13,000 Noritake Co., Ltd....................................          52,206
    61,000 NSK Ltd..............................................         221,205
    50,000 NTN Corp.............................................         138,465
    81,000 Obayashi Corp.@......................................         281,110
    80,320 Odakyu Electric Railway..............................         216,173
   112,000 Oji Paper Co. Ltd.@..................................         395,836
    10,000 Okamoto Industries Inc...............................          19,618
    11,000 Okuma Corp. .........................................          43,629
    22,000 Okumura Corp.@.......................................          70,741
    29,000 Olympus Optical Co., Ltd.............................         312,203
    29,000 Omron Corp...........................................         316,311
    19,000 Onward Kashiyama Co., Ltd............................         232,941
    27,000 Orient Corp..........................................          52,971
     7,100 Orix Corp. ..........................................         480,239
   276,000 Osaka Gas Co. Ltd. ..................................         699,822
     2,700 Oyo Corp. ...........................................          36,314
    28,000 Penta-Ocean Construction Co., Ltd.@..................          55,726
   380,000 Pioneer Electronic Corp. ............................       6,257,524
    18,000 Q.P. Corp.@..........................................         103,520
    22,000 Renown Inc.*@........................................          13,556
   110,000 Rohm Co. Ltd. .......................................      11,218,923

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                        INTERNATIONAL EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 JAPAN -- 17.8% (CONTINUED)
 411,000 Sakura Bank Ltd.@......................................  $      721,920
  13,000 Sanden Corp............................................          82,038
  20,000 Sankyo Aluminum Industry Co., Ltd. ....................          17,281
  50,000 Sankyo Co. Ltd.........................................       1,087,187
   7,000 Sanrio Co. Ltd.*@......................................          79,623
  21,000 Sanwa Shutter Corp. ...................................          79,871
 213,000 Sanyo Electric Co., Ltd................................         558,184
  37,000 Sapporo Breweries Ltd.@................................         113,995
  21,000 Sato Kogyo Co., Ltd.@..................................          14,724
  13,000 Secom Co., Ltd.........................................         749,486
  11,000 Sega Enterprises Ltd.@.................................         167,504
  17,000 Seino Transportation Co., Ltd.@........................          85,487
  18,000 Seiyu Ltd.@............................................          45,003
  60,000 Sekisui Chemical Co., Ltd. ............................         275,798
  78,000 Sekisui House Ltd. ....................................         590,565
     400 Seven-Eleven Japan Co., Ltd............................          23,571
  42,000 Seventy-Seventh Bank Ltd.@.............................         346,554
 123,000 Sharp Corp.............................................         726,552
   6,000 Shimachu Co., Ltd......................................          96,465
  15,000 Shimano Inc............................................         337,842
  86,000 Shimizu Corp.@.........................................         225,370
 152,000 Shin-Etsu Chemical Co., Ltd............................       2,147,743
  38,000 Shionogi & Co., Ltd. ..................................         206,969
  46,000 Shiseido Co. Ltd.......................................         439,507
  87,000 Shizuoka Bank Ltd.@....................................         758,531
   9,000 Shokusan Jutaku Sogo Co. Ltd.*.........................           3,824
  91,000 Showa Denko K.K. ......................................          76,698
   9,000 Skylark Co., Ltd.@.....................................          83,568
   7,200 SMC Corp.@.............................................         495,672
  35,000 Snow Brand Milk Products Co., Ltd. ....................          96,678
 155,100 Sony Corp. ............................................      11,325,901
 342,000 Sumitomo Bank Ltd.@....................................       2,441,646
 177,000 Sumitomo Chemical Co., Ltd.@...........................         495,183
 116,000 Sumitomo Corp..........................................         477,342
  79,000 Sumitomo Electric Industries...........................         663,042
  19,000 Sumitomo Forestry Co. Ltd. ............................          90,162
  64,000 Sumitomo Heavy Industries Ltd. ........................         101,990
  74,000 Sumitomo Marine & Fire Insurance Co., Ltd.@............         372,122
 343,000 Sumitomo Metal Industries Ltd.@........................         434,853
  62,000 Sumitomo Metal Mining Co...............................         195,849
  36,000 Sumitomo Osaka Cement Co., Ltd. .......................          49,975
 445,000 Sumitomo Realty & Development Co., Ltd.@...............       1,355,265
 105,000 Taisei Corp.@..........................................         171,789
  38,000 Taisho Pharmaceutical Co. Ltd..........................         773,780
  13,000 Taiyo Yuden Co., Ltd...................................         140,781
  17,000 Takara Shuzo Co. Ltd...................................          65,018
  13,000 Takara Standard Co. Ltd. ..............................          78,631
  33,000 Takashimaya Co., Ltd...................................         225,547
 238,000 Takeda Chemical Industries.............................       6,220,128
   7,000 Takuma Co., Ltd........................................          42,687
 104,000 Teijin Ltd.............................................         257,808
  21,000 Teikoku Oil Co., Ltd...................................          53,991
  15,000 Toa Corp...............................................          19,123
  94,000 Tobu Railway Co. Ltd.@.................................         217,040
  12,000 Toei Co. Ltd...........................................          28,982
   2,100 Toho Co., Ltd..........................................         200,793

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                        INTERNATIONAL EQUITY INVESTMENTS

 SHARES                         SECURITY                              VALUE

--------------------------------------------------------------------------------
 JAPAN -- 17.8% (CONTINUED)
  54,800 Tohoku Electric Power Co. Inc.........................   $      789,843
 227,000 Tokai Bank Ltd.@......................................          847,290
 169,000 Tokio Marine & Fire Insurance Co. Ltd. ...............        1,390,877
  19,000 Tokyo Broadcasting System Inc.........................          180,324
  18,000 Tokyo Dome Corp.@.....................................           78,787
 147,500 Tokyo Electric Power Co.@.............................        2,742,315
  19,000 Tokyo Electron Ltd....................................          437,353
 306,000 Tokyo Gas Co. Ltd.....................................          632,849
  12,200 Tokyo Steel Manufacturing Co., Ltd. ..................           51,153
  11,000 Tokyo Style Co., Ltd. ................................           95,438
  18,000 Tokyo Tatemono Co., Ltd...............................           25,752
  23,000 Tokyo Tokeiba Co., Ltd................................           27,856
 120,000 Tokyu Corp............................................          278,773
  76,000 Toppan Printing Co. Ltd...............................          753,594
 153,000 Toray Industries Inc.@................................          646,936
  52,000 Tosoh Corp. ..........................................           72,186
  24,000 Tostem Corp. .........................................          324,668
  41,000 Toto Ltd.@............................................          220,695
  14,000 Toyo Engineering Corp.@...............................           15,765
   4,000 Toyo Exterior Co., Ltd. ..............................           35,299
  24,000 Toyo Seikan Kaisha Ltd................................          301,551
  75,000 Toyobo Ltd............................................           77,023
  31,000 Toyoda Automatic Loom Works Ltd.@.....................          494,015
 415,000 Toyota Motor Corp.(a).................................        8,847,297
   2,000 Trans Cosmos Inc. ....................................           45,753
   6,000 Tsugami Corp. ........................................            5,524
  15,000 Tsumakimoto Chain Co. ................................           38,246
  73,000 UBE Industries Ltd.@..................................           86,344
   8,000 Uni-Charm Corp.@......................................          290,672
   4,000 Uniden Corp.@.........................................           34,138
  37,000 Unitika Ltd...........................................           23,847
  21,000 Uny Co., Ltd..........................................          297,025
  17,000 Wacoal Corp. .........................................          167,410
  22,000 Yamaguchi Bank Ltd....................................          225,469
  23,000 Yamaha Corp. .........................................          182,612
 106,000 Yamaichi Securities Co. Ltd...........................            1,501
  37,000 Yamanouchi Pharmaceutical Co., Ltd....................          801,898
  44,000 Yamato Transport Co., Ltd.@...........................          476,804
  24,000 Yamazaki Baking Co., Ltd. ............................          209,079
 167,000 Yasuda Trust & Banking Co., Ltd.@.....................          106,452
  23,000 Yokogawa Electric Corp................................          106,700
--------------------------------------------------------------------------------
                                                                     238,663,037
--------------------------------------------------------------------------------
 MALAYSIA -- 0.2%
   9,000 Aluminium Co. of Malaysia Berhad......................            1,279
  33,000 AMMB Holdings Berhad..................................           11,432
 105,000 Amsteel Corp. Berhad..................................            6,271
  15,000 Antah Holdings Berhad.................................            1,397
  13,000 Aokam Perdana Berhad*.................................            1,910
  71,000 Berjaya Group Berhad..................................            4,580
  56,000 Berjaya Land Berhad...................................           20,070
  79,200 Commerce Asset Holdings Berhad........................           19,112
  19,000 Edaran Otomobil Nasional Berhad.......................           16,342
  47,000 Ekran Berhad*.........................................            4,155
     200 Genting Berhad........................................              367
 128,000 Golden Hope Plantation Berhad.........................           73,399
  10,000 Golden Plus Holdings Berhad...........................            1,266

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                        INTERNATIONAL EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 MALAYSIA -- 0.2% (CONTINUED)
  25,000 Guinness Anchor Berhad.................................  $       14,873
  77,000 Highlands & Lowlands Berhad............................          35,139
  20,400 Hong Leong Industries Berhad...........................          12,088
  58,000 Hong Leong Properties Berhad...........................           4,365
  21,000 Hume Industries Berhad.................................          11,138
  47,000 Idris Hydraulic Berhad*................................           3,481
  31,000 IGB Corp. Berhad.......................................           4,444
  70,000 IOI Corp. Berhad.......................................          24,418
  21,000 Jaya Tiasa Holdings Berhad.............................          13,597
  21,000 Johan Holdings Berhad..................................           1,279
  31,000 Kedah Cement Holdings Berhad...........................          13,924
   8,000 Kelanamas Industries Berhad*...........................             382
  30,000 Kemayan Corp. Berhad...................................           1,290
  10,000 Kian Joo Can Factory Berhad............................           7,096
  91,000 Kuala Lumpur Kepong Berhad.............................          90,449
  40,000 Land & General Berhad*.................................           2,580
  35,000 Landmarks Berhad.......................................           2,717
  36,000 Leader Universal Holdings Berhad.......................           3,569
 191,500 Magnum Corp. Berhad....................................          37,519
 292,000 Malayan Banking Berhad.................................         205,856
  35,000 Malayan Cement Berhad..................................           9,784
  13,500 Malayawata Steel Berhad................................           1,951
  85,000 Malaysia Mining Corp. Berhad...........................          12,185
  98,000 Malaysian Airline System Berhad........................          36,059
 102,000 Malaysian International Shipping Berhad................         100,408
  18,000 Malaysian Mosiacs Berhad...............................           3,032
  12,000 Malaysian Oxygen Berhad................................          14,106
  27,000 Malaysian Pacific Industries Berhad....................          25,159
  87,000 Malaysian Resources Corp. Berhad.......................          11,640
 151,200 Malaysian United Industries Berhad.....................          11,199
  65,000 MBF Capital Berhad.....................................           5,668
  66,000 Metroplex Berhad.......................................           5,361
  78,750 Mulpha International Berhad............................           4,986
  64,000 Multi-Purpose Holdings Berhad*.........................           7,034
  23,000 Mycom Berhad...........................................           1,044
     400 Naluri Berhad..........................................              27
  30,000 Nestle Malaysia Berhad.................................          93,183
  15,000 New Straits Times Press Berhad.........................           4,300
  27,200 Oriental Holdings Berhad...............................          26,125
  10,000 Palmco Holdings Berhad.................................           1,218
  55,000 Pan-Malaysian Cement Works Berhad......................           8,278
  31,000 Perlis Plantations Berhad..............................          25,775
  45,000 Perusahaan Otomobil Nasional Berhad....................          21,718
  13,000 Petaling Garden Berhad.................................           7,920
  14,000 Pilecon Engineering Berhad.............................           1,538
  49,000 Promet Berhad*.........................................           3,395
 266,533 Public Bank Berhad.....................................          53,175
  22,000 R.J. Reynolds Berhad...................................          15,769
  35,000 Rashid Hussain Berhad..................................          11,874
 139,000 Resorts World Berhad...................................         106,940
 212,000 RHB Capital Berhad.....................................          46,094
  36,000 Rothmans of Pall Mall Malaysia Berhad..................         163,429
  23,000 Selangor Properties Berhad.............................           7,693
  25,000 Shell Refining Co. Malaysia Berhad.....................          21,264
   3,675 Silverstone Berhad*....................................               0
 297,000 Sime Darby Berhad......................................         120,636

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                        INTERNATIONAL EQUITY INVESTMENTS

  SHARES                         SECURITY                           VALUE

------------------------------------------------------------------------------
 MALAYSIA -- 0.2% (CONTINUED)
    35,200 Sungei Way Holdings Berhad.........................  $        4,373
    51,000 TA Enterprise Berhad*..............................           6,397
    56,000 Tan Chong Motor Holdings Berhad....................           7,158
    63,000 Technology Resources Industries Berhad.............           8,881
   382,000 Telekom Malaysia Berhad............................         492,867
   395,000 Tenaga Nasional Berhad.............................         205,743
    68,000 Time Engineering Berhad............................           4,630
    22,000 UMW Holdings Berhad................................           5,309
    72,000 UTD Engineers Malaysia Ltd. Berhad.................          15,138
   159,500 YTL Corp. Berhad...................................          95,273
------------------------------------------------------------------------------
                                                                     2,487,520
------------------------------------------------------------------------------
 MEXICO -- 0.4%
   151,700 Telefonos de Mexico S.A. ADR, Class L Series@......       5,413,793
------------------------------------------------------------------------------
 NETHERLANDS -- 8.8%
   151,604 ABN Amro Holding NV................................       3,428,058
    30,632 Akzo Nobel NV......................................       1,257,542
     3,865 ASR Verzekeringsgroep NV...........................         345,696
     8,928 Buhrmann NV........................................         201,879
    71,625 Elsevier NV@.......................................         881,771
     9,629 Getronics NV.......................................         491,102
    33,667 Heineken NV........................................       1,478,598
     4,304 Hollandsche Beton Groep NV.........................          69,855
     3,143 IHC Caland NV......................................         150,666
   310,701 ING Groep NV@......................................      18,297,651
     8,428 KLM................................................         287,977
    61,129 Koninklijke Ahold NV...............................       1,796,917
     4,244 Koninklijke Hoogovens NV...........................         159,301
     2,875 Koninklijke Nedlloyd NV............................          45,506
     3,380 Koninklijke Pakhoed NV.............................          99,526
   155,787 Koninklijke Philips Electronics NV.................      10,160,871
   433,602 KPN NV.............................................      19,587,384
     9,527 Oce NV.............................................         333,188
   421,901 Royal Dutch Petroleum Co.@.........................      18,698,390
     3,851 Stork NV...........................................         108,364
   137,195 TNT Post Group NV..................................       2,881,639
    68,730 Unilever NV........................................       4,745,239
   105,285 Vedior.............................................       3,174,270
   106,694 Vendix NV..........................................       3,656,364
   583,630 VNU NV.............................................      24,575,746
     7,342 Wolters Kluwer NV..................................       1,212,291
------------------------------------------------------------------------------
                                                                   118,125,791
------------------------------------------------------------------------------
 NEW ZEALAND -- 0.6%
   240,000 Brierley Investments Ltd...........................          82,087
   155,100 Carter Holt Harvey Ltd.@ ..........................         109,173
     3,200 Ceramco Corp. Ltd. ................................           1,871
     7,800 Fisher & Paykel Industries Ltd. ...................          19,718
    31,033 Fletcher Challenge Building........................          36,150
    30,827 Fletcher Challenge Energy..........................          57,914
    59,450 Fletcher Challenge Paper*..........................          36,836
    73,284 Fletcher Challenge Forests*........................          26,518
    49,100 Lion Nathan Ltd....................................          99,789
 1,179,024 Telecom Corp. of New Zealand Ltd.@.................       4,558,653
 1,449,069 Telecom Corp. of New Zealand Ltd., Installment
            Receipts .........................................       2,743,918
------------------------------------------------------------------------------
                                                                     7,772,627
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                        INTERNATIONAL EQUITY INVESTMENTS

 SHARES                         SECURITY                            VALUE

------------------------------------------------------------------------------
 NORWAY -- 0.2%
   5,100 Aker RGI ASA, Class A Shares@........................  $       64,891
   1,260 Aker RGI ASA, Class B Shares.........................          14,268
   3,700 ASK ASA *............................................          15,112
   4,800 Bergesen d.y. ASA, Class A Shares....................          65,349
   2,100 Bergesen d.y. ASA, Class B Shares....................          28,055
      94 Bona Shipholding Ltd. ...............................             621
  50,300 Christiania Bank Og Kreditkasse ASA..................         155,521
  63,300 Den Norske Bank ASA..................................         225,516
   2,300 Dyno Industrier ASA..................................          33,069
   4,500 Elkem ASA............................................          50,958
   6,200 Hafslund ASA, Class A Shares.........................          34,710
   2,700 Hafslund ASA, Class B Shares.........................           9,962
   1,400 Helicopter Services Group ASA........................          10,687
     900 Kvaerner ASA, Class B Shares.........................          16,031
   3,100 Kvaerner PLC.........................................          63,109
   2,700 Leif Hoegh & Co. ASA.................................          35,384
   7,500 Merkantildata ASA....................................          83,499
  17,111 NCL Holding ASA*.....................................          47,679
  22,600 Norsk Hydro ASA......................................         806,615
   2,400 Norske Skogindustrier ASA, Class A Shares............          65,654
     400 Norske Skogindustrier ASA, Class B Shares............           9,670
  30,855 Nycomed Amersham.....................................         194,333
  14,400 Orkla ASA, Class A Shares............................         223,531
   3,200 Orkla ASA, Class B Shares............................          42,751
   7,200 Petroleum Geo-Services ASA*..........................         101,688
   4,600 Sas Norge ASA, Class B Shares........................          56,773
   6,800 Schibsted ASA........................................          81,330
   2,700 Smedvig ASA, Class A Shares..........................          21,986
  25,200 Storebrand ASA.......................................         152,303
   4,000 Tomra Systems ASA....................................         107,897
   1,300 Unitor ASA...........................................          15,383
------------------------------------------------------------------------------
                                                                     2,834,335
------------------------------------------------------------------------------
 PORTUGAL -- 0.8%
  17,607 Banco Comercial Portugues S.A., Registered Shares....         489,034
  11,262 Banco Espirito Santo e Comercial de Lisboa S.A.,
          Registered Shares...................................         333,751
   5,900 Banco Totta & Acores S.A., Registered Shares.........         145,156
   7,600 BPI-SGPS S.A., Registered Shares.....................         246,264
   5,700 Brisa Auto Estradas de Portugal S.A., Registered
          Shares..............................................         243,014
   8,200 Cimpor-Cimentos de Portugal S.A......................         247,411
     428 CIN-Corparacao Industrial do Norte S.A. .............          19,447
   1,100 Colep Portugal-Embalagens, Produtos Enchinentose
          Equipmentos S.A.....................................          10,833
   1,800 Companhia de Seguros Tranquilidade, Registered
          Shares..............................................          55,306
   1,300 Corticeira Amorim S.A................................          22,152
  58,300 EDP-Electricidade de Portugal S.A....................       1,358,816
   1,552 Engil-SGPS...........................................          15,715
   1,800 INAPA-Investimentos Participacoes e Gestao S.A.......          21,873
   6,750 Jeronimo Martins SGPS S.A............................         266,068
   8,500 Portucel Industrial-Empresa Produtora de Celulose
          S.A.................................................          55,527
 141,956 Portugal Telecom S.A. Registered Shares..............       6,483,633
   1,554 Somague-Sociedade Gestora de Participacoes, S.A......          14,152
   3,800 Sonae Investimentos-Sociedade Gestora de
          Participacoes Sociais S.A...........................         172,170
   1,900 UNICER-Uniao Cervejeira S.A..........................          41,759
------------------------------------------------------------------------------
                                                                    10,242,081
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                        INTERNATIONAL EQUITY INVESTMENTS

 SHARES                         SECURITY                            VALUE

------------------------------------------------------------------------------
 SINGAPORE -- 0.3%
  26,666 Asia Food & Properties Ltd...........................  $        2,799
   2,000 Asia Food & Properties Ltd. Warrants, Expire
          7/12/02*............................................              80
  15,000 Chun Hup Holdings Ltd. ..............................           2,744
 101,000 City Development Ltd@. ..............................         177,432
  42,000 Comfort Group Ltd....................................           6,148
  11,000 Creative Technology Ltd.*@...........................         107,150
  30,000 Cycle & Carriage Ltd.................................          39,864
 129,000 DBS Land Ltd. .......................................          73,361
 258,300 Development Bank of Singapore Ltd.@ .................         894,390
  27,000 First Capital Corp. Ltd..............................           4,940
  38,200 Fraser & Neave Ltd...................................          60,870
  30,000 Goldtron Ltd.*.......................................           1,351
   6,000 Goldtron Ltd. Preferred..............................             439
  12,000 Haw Par Corp. Ltd. ..................................           8,040
  37,000 Hotel Properties Ltd.................................           6,562
  15,000 Inchape Marketing Services Ltd. .....................           3,547
  36,000 Inchcape Motors Ltd. ................................          12,668
  94,800 Integrated Processor & Communications Corp.*.........           1,868
  97,250 Keppel Corp. Ltd.@...................................          79,398
   8,000 Low Keng Huat Ltd. ..................................             495
  26,400 Lum Chang Holdings Ltd. .............................           1,932
   7,000 Metro Holdings Ltd...................................           1,793
  30,000 Natsteel Ltd. .......................................          18,581
  65,000 Neptune Orient Lines Ltd.*...........................          12,992
 123,239 Overseas-Chinese Banking Corp. Ltd.@.................         317,812
  11,000 Overseas Union Enterprise Ltd........................          12,263
  41,000 Parkway Holdings Ltd.................................          39,014
   3,000 Prima Ltd. ..........................................           2,449
   4,800 Robinson & Co. Ltd...................................          10,810
  20,000 Sembawang Corp. Ltd. ................................          24,099
   9,000 Sembawang Marine and Logistics Ltd. .................           2,457
  11,000 Shangri-La Hotel Ltd. ...............................           8,980
 107,000 Singapore Airlines Ltd.@.............................         457,882
  40,832 Singapore Press Holdings Ltd.........................         287,387
 329,000 Singapore Technologies Engineering...................         285,499
  87,000 Singapore Technologies Industrial Corp.@.............          59,763
 778,000 Singapore Telecommunications Ltd.@...................       1,134,605
   2,400 Star Cruises Public Co. Ltd.*........................           2,712
  27,000 Straits Trading Co. Ltd. ............................          10,337
 122,000 United Industrial Corp. Ltd..........................          27,820
 103,000 United Overseas Bank Ltd.............................         243,529
  53,000 United Overseas Land Ltd.............................          16,711
   9,000 Van Der Horst Ltd. ..................................             912
  23,000 Venture Manufacturing................................          58,340
------------------------------------------------------------------------------
                                                                     4,522,825
------------------------------------------------------------------------------
 SPAIN -- 3.6%
   5,000 Acerinox S.A. .......................................          97,319
   4,250 Actividades de Construccion y Servicios S.A..........         123,301
  21,851 Autopistas Concesionaria Espanola S.A., Registered
          Shares..............................................         304,205
   3,750 Azucarera Ebro Agricolas S.A.*.......................         110,172
 177,150 Banco Bilboa Vizcaya S.A.............................       2,342,049
  96,525 Banco Central Hispanoamericano S.A. .................         905,536
  95,374 Banco Santander S.A. ................................       1,783,108
  83,700 Banco Santander S.A. Rights, Expire 9/30/98*.........             558
 779,351 Corporation Bancaria de Espana S.A.@.................      14,934,979
   1,200 Corporation Financiera Alba S.A. ....................         137,815

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                        INTERNATIONAL EQUITY INVESTMENTS

 SHARES                         SECURITY                            VALUE

------------------------------------------------------------------------------
 SPAIN -- 3.6% (CONTINUED)
   5,300 Corporacion Mapfre...................................  $      130,230
   3,500 Cortefiel S.A........................................          79,457
   4,450 Dragados & Construcciones S.A. ......................         107,710
   1,950 El Aguila S.A.*......................................          16,731
   1,650 Empresa Nacional de Celulosas S.A. ..................          25,615
  90,800 Endesa S.A.@(a)......................................       1,724,875
  11,200 Ercros S.A. *........................................          12,937
   5,200 Fomento de Construcciones y Contratas S.A............         229,853
  13,050 GAS Natural SDG S.A. ................................         765,929
  78,750 Iberdrola S.A. ......................................       1,159,441
   3,200 Inmobiliaria Urbis S.A.*.............................          35,575
   3,857 Metrovacesa S.A......................................          95,305
     550 Portland Valderrivas S.A.............................          59,493
   4,650 Prosegur, CIA de Seguridad S.A., Registered Shares...          57,750
  26,200 Repsol S.A.@(a)......................................       1,180,850
   4,850 Sarrio S.A...........................................          17,811
   3,809 Sociedad General de Aguas de Barcelona S.A...........         175,234
   2,750 Sol Melia S.A........................................         113,845
  16,000 Tabacalera S.A., Class A Shares@.....................         321,570
 527,117 Telefonica S.A.(a)...................................      20,167,482
  19,050 Telepizza S.A.*......................................         175,535
  25,400 Union Electrica Fenosa S.A...........................         299,342
   4,100 Uralita S.A. ........................................          43,801
  10,050 Vallehermos S.A......................................          98,644
   1,800 Viscofan Industria Navarra De Envolturas Celulosicas
          S.A. ...............................................          65,622
   5,518 Zardoya-Otis S.A.....................................         141,863
------------------------------------------------------------------------------
                                                                    48,041,542
------------------------------------------------------------------------------
 SWEDEN -- 1.4%
  60,700 ABB AB, Class A Shares(a)............................         675,420
  23,000 ABB AB, Class B Shares...............................         250,238
  11,800 AGA, Class A Shares..................................         164,125
  10,300 AGA, Class B Shares..................................         140,715
   1,935 Asticus AB...........................................          16,267
 121,401 Astra AB, Class A Shares.............................       2,033,780
  27,733 Astra AB, Class B Shares.............................         449,175
  10,400 Atlas Copco AB, Class A Shares.......................         204,443
   5,500 Atlas Copco AB, Class B Shares.......................         108,799
   4,100 Autoliv Inc.@........................................         120,950
   3,870 Diligentia AB........................................          27,272
  33,000 Electrolux AB, Class B Shares........................         526,315
   1,400 Esselte AB, Class A Shares...........................          23,367
   1,100 Esselte AB, Class B Shares...........................          19,583
   1,660 Fastighets AB Nackebro...............................          21,857
  32,300 ForeningsSparbaken AB................................         730,796
   2,850 Granges AB...........................................          38,407
  18,800 Hennes & Mauritz AB, Class B Shares..................       1,303,957
   1,615 Mandamus AB..........................................           8,985
   8,900 Netcom Systems AB....................................         338,909
   7,800 Om Gruppen AB........................................         134,045
  17,500 Sandvik AB, Class A Shares...........................         356,997
   6,400 Sandvik AB, Class B Shares...........................         130,163
   4,800 Scancem AB, Class A Shares...........................         178,034
   6,600 Securities AB, Class B Shares........................         337,821
  46,500 Skandia Forsakrings AB...............................         652,516
 173,450 Skandinaviska Enskilda Banken, Class A Shares........       2,176,641
  10,700 Skanska AB, Class B Shares...........................         432,587

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                        INTERNATIONAL EQUITY INVESTMENTS

 SHARES                         SECURITY                            VALUE

------------------------------------------------------------------------------
 SWEDEN -- 1.4% (CONTINUED)
   3,700 SKF AB, Class A Shares...............................  $       57,181
   5,800 SKF AB, Class B Shares...............................          88,918
  23,800 Stora Kopparbergs Bergslags Aktiebolag, Class A
          Shares..............................................         288,367
   4,500 Stora Kopparbergs Bergslags Aktiebolag, Class B
          Shares..............................................          54,523
  17,900 Svenska Cellulosa AB, Class B Shares.................         380,648
  19,700 Svenska Handelsbanken, Class A Shares................         764,783
   1,600 Svenska Handelsbanken, Class B Shares................          57,762
   8,600 Svenskt Stal AB, Class A Shares......................          93,567
   3,200 Svenskt Stal AB, Class B Shares......................          34,024
  36,000 Swedish Match AB.....................................         112,607
 177,400 Telefonaktiebolaget LM Ericsson, Class B Shares(a)...       4,134,354
  10,700 Trelleborg AB, Class B Shares........................          96,571
  12,100 Volvo AB, Class A Shares.............................         323,133
  27,400 Volvo AB, Class B Shares.............................         755,436
   6,800 Wm-Data AB, Class B Shares...........................         267,349
------------------------------------------------------------------------------
                                                                    19,111,387
------------------------------------------------------------------------------
 SWITZERLAND -- 7.7%
     873 ABB AG Bearer Shares.................................       1,017,081
     610 ABB AG, Registered Shares............................         144,665
   1,814 Adecco S.A...........................................         845,354
     670 Alusuisse Lonza Group AG, Registered Shares..........         678,662
  28,510 Credit Suisse Group, Registered Shares(a)............       4,997,085
     310 Danzas Holding AG, Registered Shares.................          83,592
     140 Distefora Holding AG *...............................           1,935
     185 Forbo Holding AG, Registered Shares..................          83,143
     380 Georg Fischer AG, Registered Shares..................         114,291
     764 Holderbank Financiere Glarus AG, Class B Shares......         778,632
      55 Jelmoli Holding AG Bearer Shares.....................          65,218
      90 Jelmoli Holding AG, Registered Shares................          21,157
      35 Kuoni Reisen Holding AG Registered (Cat B)...........         118,578
      55 Moevenpick Holding AG Bearer Shares@.................          26,619
      35 Moevenpick Holding AG Participating Certificates.....          16,721
  12,157 Nestle S.A., Registered Shares.......................      22,543,783
     704 Novartis AG Bearer Shares............................       1,088,393
  15,582 Novartis AG, Registered Shares.......................      24,230,047
     170 Roche Holding AG Bearer Shares.......................       2,715,204
   2,125 Roche Holding AG Genusss.............................      21,987,570
   1,235 Sairgroup, Registered Shares.........................         306,978
     145 Schindler Holding AG, Participating Certificates.....         176,450
   1,569 Schweizerische Rueckversicherungs-Gesellschaft,
          Registered Shares...................................       3,472,563
     250 Sika Finanz AG Bearer Shares.........................          79,167
     190 SGS Societe General de Surveillance Holding S.A.,
          Class B Shares......................................         211,505
     410 Sulzer AG, Registered Shares.........................         224,801
     405 The Swatch Group AG Bearer Shares....................         228,220
   1,685 The Swatch Group AG, Registered Shares@..............         230,678
  40,418 USB AG, Registered Shares *..........................      13,050,973
     430 Valora Holding AG....................................         117,437
   5,090 Zurich Allied AG, Registered Shares..................       3,132,199
------------------------------------------------------------------------------
                                                                   102,788,701
------------------------------------------------------------------------------
 UNITED KINGDOM -- 20.9%
 144,600 Abbey National PLC...................................       2,707,058
  21,000 AMEC PLC.............................................          48,703
   3,030 Amstrad PLC..........................................           1,522
  27,700 Anglian Water PLC....................................         400,524
  84,400 Arjo Wiggins Appleton PLC............................         187,260

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                        INTERNATIONAL EQUITY INVESTMENTS

  SHARES                          SECURITY                            VALUE

--------------------------------------------------------------------------------
 UNITED KINGDOM -- 20.9% (CONTINUED)
    92,300 Associated British Foods PLC ........................  $      807,561
 1,785,533 Asda Group PLC.......................................       5,067,865
 1,074,332 B.A.T. Industries PLC................................      10,586,988
   108,900 BAA PLC .............................................       1,091,388
   156,400 Barclays PLC ........................................       3,718,883
    23,700 Barratt Developments PLC.............................          63,894
    81,182 Bass PLC.............................................       1,095,678
    42,800 BBA Group PLC........................................         270,550
    12,900 The Berkeley Group PLC...............................         112,110
   402,547 BG PLC ..............................................       2,490,683
    43,036 The BICC Group.......................................          63,776
    75,900 Blue Circle Industries PLC ..........................         363,492
    49,900 BOC Group PLC........................................         676,401
    93,200 Boots Co. PLC........................................       1,552,839
    20,842 Bowthorpe PLC .......................................         143,962
    52,500 BPB PLC .............................................         253,625
 3,217,028 British Aerospace PLC................................      20,685,857
   106,300 British Airways PLC .................................         800,111
    52,800 British Land Co. PLC ................................         454,890
   592,737 British Petroleum Co. PLC(a).........................       7,463,926
   355,324 British Sky Broadcasting Group PLC...................       2,792,005
   208,600 British Steel PLC....................................         375,500
   651,000 British Telecommunications PLC(a)....................       8,791,699
   287,950 BTR PLC .............................................         632,854
    45,800 Bunzl PLC ...........................................         181,377
    21,600 Burmah Castrol PLC...................................         343,247
   231,926 Cable & Wireless PLC.................................       2,281,627
   103,400 Cadbury Schweppes PLC................................       1,518,474
    53,060 Caradon PLC..........................................         123,056
    61,950 Carlton Communications PLC ..........................         457,993
   451,200 Centrica PLC*........................................         700,761
    70,646 CGU PLC..............................................       1,038,650
    55,300 Coats Viyella PLC....................................          53,708
     9,600 Cobham PLC...........................................         140,096
    68,200 Compass Group PLC....................................         627,537
     6,100 Courtaulds Textiles PLC..............................          20,480
    17,700 De La Rue PLC .......................................          63,427
    11,800 Delta PLC............................................          26,674
 1,769,985 Diageo PLC...........................................      17,783,133
    43,738 Electrocomponents PLC................................         272,451
    44,080 Elementis PLC .......................................          73,074
    80,400 EMI Group PLC .......................................         560,736
    31,600 English China Clays PLC..............................          79,900
    58,000 FKI PLC..............................................         131,114
   277,400 General Electric Co. PLC.............................       1,806,939
    28,500 George Wimpey PLC ...................................          47,007
    72,500 GKN PLC..............................................         816,427
 1,082,442 Glaxo Wellcome PLC...................................      32,481,053
    90,987 Granada Group PLC....................................       1,162,495
    38,588 Great Portland Estates PLC...........................         136,339
   103,000 Great Universal Stores PLC...........................       1,245,265
    97,308 Guardian Royal Exchange PLC..........................         421,210
   257,900 Halifax PLC..........................................       3,057,539
    29,291 Hammerson PLC........................................         200,116
    66,725 Hanson PLC ..........................................         347,485
    19,300 Hepworth PLC.........................................          48,961
    89,500 HSBC Holdings PLC (75P)..............................       1,849,377

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                        INTERNATIONAL EQUITY INVESTMENTS

  SHARES                         SECURITY                           VALUE

------------------------------------------------------------------------------
 UNITED KINGDOM -- 20.9% (CONTINUED)
   184,400 HSBC Holdings PLC ($HK10) .........................  $    3,810,338
    14,800 Hyder PLC..........................................         236,055
    35,600 IMI PLC............................................         176,453
 1,188,968 Imperial Chemical Industries PLC...................      13,080,459
    36,910 Imperial Tobacco Group PLC.........................         329,117
   194,100 J. Sainsbury PLC...................................       1,680,364
    12,100 Jarvis PLC.........................................         102,422
    22,200 Johnson Matthey PLC................................         145,908
   137,800 Kingfisher PLC.....................................       1,145,660
   121,021 Ladbroke Group PLC ................................         488,388
    14,600 Laird Group PLC ...................................          56,107
    55,500 Land Securities PLC................................         782,050
    98,900 LASMO PLC..........................................         269,942
   130,250 Legal & General Group PLC..........................       1,537,638
    11,700 Lex Service PLC....................................          82,971
   552,500 Lloyds TSB Group PLC...............................       6,675,074
    25,527 Lonrho PLC.........................................          95,323
    15,527 Lonrho Africa PLC..................................          13,260
 2,709,775 Lucasvarity PLC....................................       9,687,652
   291,374 Marks & Spencer PLC................................       2,520,046
    26,616 Marley PLC.........................................          35,654
    35,439 MEPC PLC ..........................................         283,956
    16,300 Meyer International PLC............................          68,645
   149,364 National Grid Group PLC............................       1,079,857
   124,200 National Power PLC.................................       1,035,710
    38,300 Next PLC...........................................         284,112
    16,000 Ocean Group PLC....................................         182,320
    59,100 Pearson PLC........................................         990,624
    63,919 The Peninsular and Oriental Steam Navigation
            Co. ..............................................         740,132
   106,100 Pilkington PLC.....................................         138,579
    26,556 Provident Financial PLC............................         400,438
   198,500 Prudential Corp. PLC...............................       2,828,639
    29,200 Racal Electronic PLC...............................         158,910
   607,930 Railtrack Group PLC................................      14,435,015
    77,300 Rank Group PLC.....................................         372,785
   116,800 Reed International PLC ............................         864,475
   292,700 Renokil Initial PLC................................       1,747,309
   149,866 Reuters Group PLC..................................       1,254,759
    51,600 Rexam PLC..........................................         174,537
   109,700 Rio Tinto PLC, Registered Shares ..................       1,076,444
    26,700 RMC Group PLC......................................         359,463
   151,600 Rolls-Royce PLC....................................         500,095
   161,521 Royal & Sun Alliance Insurance Group PLC...........       1,378,036
    89,916 Royal Bank of Scotland Group PLC...................       1,260,230
    66,400 Rugby Group PLC....................................          81,166
   111,900 Safeway PLC........................................         583,681
    25,350 Schroders PLC......................................         625,270
    63,200 Scottish & Newcastle PLC...........................         791,071
   122,049 Scottish Power PLC.................................       1,186,380
    15,630 Sears PLC..........................................          50,382
    56,700 Sedgwick Group PLC.................................         200,333
    15,630 Selfridges PLC.....................................          61,767
   206,000 Siebe PLC..........................................         734,741
    40,400 Slough Estates PLC ................................         204,641
   568,037 Smithkline Beecham PLC ............................       6,701,084
    31,300 Smiths Industries PLC .............................         338,582
 1,414,193 Somerfield PLC ....................................       8,986,134

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                        INTERNATIONAL EQUITY INVESTMENTS

  SHARES                         SECURITY                           VALUE

------------------------------------------------------------------------------
 UNITED KINGDOM -- 20.9% (CONTINUED)
    48,705 Southern Electric PLC .............................  $      453,866
    41,600 St. James Place Capital PLC........................         217,686
    26,600 Stagecoach Holdings PLC............................         489,515
    97,157 Tarmac PLC.........................................         128,525
    45,700 Tate & Lyle PLC....................................         338,049
    40,653 Taylor Woodrow PLC.................................          93,601
   669,600 Tesco PLC..........................................       1,889,308
    35,658 Thames Water PLC...................................         642,481
    38,314 Thorn PLC..........................................         156,865
    49,018 TI Group PLC.......................................         328,324
     5,030 Transport Development Group PLC....................          20,088
    24,500 Unigate PLC .......................................         204,101
   333,800 Unilever PLC.......................................       3,130,126
    48,266 United Biscuits Holdings PLC.......................         153,967
    56,020 United Utilities PLC...............................         802,041
     5,433 Value Realisation Trust PLC........................          10,325
     2,852 Value Realisation Trust PLC 1.4% Convertible
            Unsecured Loan Stock..............................           6,900
    23,066 Vickers PLC........................................          62,186
     2,967 Viglen Floating Rate Guaranteed Loan Notes 2001....               0
     6,900 Viglen Technology Letters of Entitlements
            Litigation Notes..................................               0
     6,900 Viglen Technology PLC..............................           2,079
 1,912,857 Vodafone Group PLC.................................      26,601,783
    71,717 Williams PLC.......................................         422,122
    43,500 Willis Corroon Group PLC...........................         145,318
    11,800 Wilson Connolly Holdings PLC.......................          22,327
    58,500 Wolseley PLC.......................................         291,672
    97,200 Zeneca Group PLC...................................       3,821,658
------------------------------------------------------------------------------
                                                                   279,345,428
------------------------------------------------------------------------------
           TOTAL STOCK (Cost -- $1,230,913,661)...............   1,292,209,007
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                        INTERNATIONAL EQUITY INVESTMENTS

    FACE
   AMOUNT                         SECURITY                          VALUE
------------------------------------------------------------------------------
 CORPORATE BOND -- 0.0%
 ITALY -- 0.0%
  28,028,000++ Olivetti, Convertible Bond, 6.500% due 9/30/02
                (Cost -- $15,976).............................  $       62,397
------------------------------------------------------------------------------
               SUB-TOTAL INVESTMENTS (Cost --
                 $1,230,929,637)..............................   1,292,271,404
------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS -- 3.5%
 $30,000,000   CIBC Wood Gundy Securities Inc., 5.630% due
               9/1/98; Proceeds at maturity -- $30,004,691;
               (Fully collateralized by U.S. Treasury Notes,
               5.875% due 6/30/00; Market value --
                $30,610,600)..................................      30,000,000
  17,000,000   CIBC Wood Gundy Securities Inc., 5.630% due
               9/1/98; Proceeds at maturity -- $17,002,658;
               (Fully collateralized by U.S. Treasury Notes,
               6.250% due 5/31/99; Market value --
                $17,341,865)(b)...............................      17,000,000
------------------------------------------------------------------------------
               TOTAL REPURCHASE AGREEMENTS (Cost --
                 $47,000,000).................................      47,000,000
------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100% (Cost --
                 $1,277,929,637**)............................  $1,339,271,404
------------------------------------------------------------------------------

(a) All or a portion of this security is segregated for forward foreign currency contracts commitments.
(b) Security is segregated for futures contracts commitments.
 * Non-income producing security.
 + Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
 ++Represents local currency.
 # Risp NC -- Risparmio Non-Convertible (Non-Convertible savings shares).
@ All or a portion of this security is on loan (See Note 12).
 ** Aggregate cost for Federal income tax purposes is substantially the same.




                         Classification of Investments

                           [Pie Chart appears here]

                     United Kingdom                  20.9%
                     Japan                           17.8%
                     France                          11.8%
                     Germany                          9.1%
                     Netherlands                      8.8%
                     Other Stocks                     8.4%
                     Switzerland                      7.7%
                     Italy                            6.8%
                     Spain                            3.6%
                     Repurchase Agreement             3.5%
                     Australia                        1.6%


                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULE OF INVESTMENTS (CONTINUED)                            AUGUST 31, 1998
                     INTERNATIONAL FIXED INCOME INVESTMENTS

     FACE
    AMOUNT+                         SECURITY                          VALUE

-------------------------------------------------------------------------------
 BONDS -- 93.1%
-------------------------------------------------------------------------------
 AUSTRALIA -- 8.8%
    13,413,000 Australian Government, 8.750% due 8/15/08(a).....   $  9,302,374
    13,300,000 Federal National Mortgage Association, 6.375% due
                8/15/07.........................................      7,653,799
-------------------------------------------------------------------------------
                                                                     16,956,173
-------------------------------------------------------------------------------
 DENMARK -- 8.1%
               Kingdom of Denmark:
    31,710,000 7.000% due 12/15/04..............................      5,313,090
    35,970,000 7.000% due 11/10/24..............................      6,474,568
    26,200,000 Nykredit, 6.000% due 10/1/29.....................      3,779,803
-------------------------------------------------------------------------------
                                                                     15,567,461
-------------------------------------------------------------------------------
 EUROPEAN CURRENCY UNIT -- 3.2%
     5,400,000 European Investment Bank, 5.000% due 4/15/08.....      6,209,991
-------------------------------------------------------------------------------
 FRANCE -- 1.1%
    10,000,000 Philips Electronics NV, 7.125% due 2/6/08........      2,015,217
-------------------------------------------------------------------------------
 GERMANY -- 31.6%
     6,926,000 Bundesrepublic Deutschland, 6.500% due
                7/4/27(b).......................................      4,809,515
    29,810,000 Bundesrepublic Deutschland, 5.625% due
                1/21/02(b)......................................     18,450,590
    10,600,000 Caisse D'Amortissement de la Dette Societe,
                5.125% due 10/25/08(a)(b).......................      6,244,593
     6,200,000 Depfa-Bank, 5.500% due 1/15/13...................      3,685,897
     4,700,000 DSL Finance NV, 5.750% due 3/19/09...............      2,873,570
    12,700,000 Ford Motor Credit Co., 5.250% due 6/16/08(b).....      7,236,876
     5,370,000 Kreditanstalt Fuer Wiederaufbau, 5.000% due
                1/4/09..........................................      3,145,264
    11,300,000 Merrill Lynch & Co., 5.375% due 1/4/09(b)........      6,741,195
    13,000,000 Republic of Finland, 3.629% due 9/16/02(b)++.....      7,427,368
-------------------------------------------------------------------------------
                                                                     60,614,868
-------------------------------------------------------------------------------
 GREECE -- 6.3%
               Hellenic Republic:
   570,000,000 8.700% due 4/8/05(b).............................      1,797,945
 1,095,000,000 8.600% due 3/26/08(b)............................      3,650,841
     4,600,000 5.750% due 3/31/08...............................      5,221,605
   443,000,000 7.500% due 5/20/13(b)............................      1,438,346
-------------------------------------------------------------------------------
                                                                     12,108,737
-------------------------------------------------------------------------------
 NEW ZEALAND -- 4.1%
               New Zealand Government:
     3,831,000 8.000% due 2/15/01...............................      1,959,043
     8,110,000 10.000% due 3/15/02..............................      4,443,368
     2,500,000 8.000% due 11/15/06..............................      1,359,921
-------------------------------------------------------------------------------
                                                                      7,762,332
-------------------------------------------------------------------------------
 SPAIN -- 1.7%
     2,720,000 Kingdom of Spain, 6.000% due 1/31/08.............      3,339,001
-------------------------------------------------------------------------------
 SWEDEN -- 7.0%
    26,000,000 Kreditanstalt Fuer Wiederaufbaur International
                Finance, 7.500% due 5/30/00.....................      3,372,780
               Swedish Government:
    36,000,000 13.000% due 6/15/01..............................      5,419,695
    33,900,000 6.500% due 10/25/06..............................      4,662,251
-------------------------------------------------------------------------------
                                                                     13,454,726
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULE OF INVESTMENTS (CONTINUED)                            AUGUST 31, 1998
                     INTERNATIONAL FIXED INCOME INVESTMENTS

    FACE
   AMOUNT+                         SECURITY                           VALUE

-------------------------------------------------------------------------------
 UNITED KINGDOM -- 21.2%
   1,000,000 BG PLC, 7.000% due 4/4/00..........................   $  1,672,667
   2,500,000 Cadbury Schweppes PLC, 8.000% due 12/29/00.........      4,279,626
   2,600,000 Glaxo Wellcome PLC, 8.750% due 12/1/05.............      5,038,864
   2,000,000 Imperial Chemical PLC, 9.750% due 4/15/05..........      3,903,950
   3,000,000 International Bank Reconstruction & Development,
              6.500% due 1/7/03.................................      5,112,252
   4,200,000 Japan Finance Corp. Muni Enterprise, 6.375% due
              3/9/04............................................      7,165,656
   3,200,000 Prudential Financial BV, 9.375% due 6/4/07.........      6,404,930
   2,050,000 United Kingdom Treasury, 9.000% due 8/6/12.........      4,644,930
   2,200,000 United Kingdom Treasury Principal Strips, due
              12/7/05...........................................      2,447,530
-------------------------------------------------------------------------------
                                                                     40,670,405
-------------------------------------------------------------------------------
             TOTAL BONDS (Cost -- $175,580,829).................    178,698,911
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 6.9%
 $13,210,000 CIBC Wood Gundy Securities Inc., 5.630% due 9/1/98;
             Proceeds at maturity -- $13,212,066;
             (Fully collateralized by U.S. Treasury Notes,
             6.250% due 5/31/99;
             Market value -- $13,475,838) (Cost -- $13,210,000)      13,210,000
-------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost --
               $188,790,829**)..................................   $191,908,911
-------------------------------------------------------------------------------

(a) All or a portion of this security is on loan (See Note 12).
+ Represents local currency.
++Variable rate security.
** Aggregate cost for Federal income tax purposes is substantially the same.



                         Classification of Investments

                           [Pie Chart appears here]

        Germany                                         31.6%
        Other Bonds                                     10.1%
        Australia                                        8.8%
        Greece                                           6.3%
        Sweden                                           7.0%
        United Kingdom                                  21.2%
        Repurchase Agreement                             6.9%
        Denmark                                          8.1%

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                      EMERGING MARKETS EQUITY INVESTMENTS

   SHARES                          SECURITY                          VALUE

------------------------------------------------------------------------------
 STOCK -- 92.5%
------------------------------------------------------------------------------
 ARGENTINA -- 6.4%
      23,390 Astra Cia Argentina de Petroleo S.A. ..............  $     26,202
     297,586 Banco Frances del Rio de la Plata S.A..............     1,842,424
      14,300 Banco de Galicia y Buenos Aires S.A. de C.V........        96,854
      22,934 Central Puerto S.A.................................        41,518
       2,000 Disco S.A. ADR*....................................        36,000
       2,100 IRSA Inversiones y Representaciones S.A............        49,875
       5,020 Nobleza Piccardo S.A.I.C. y F. ....................        13,305
      24,608 Perez Companc S.A. ................................        99,927
      10,173 Renault Argentina S.A. ............................        13,431
      26,944 Siderca S.A. ......................................        28,027
      14,686 Telecom Argentina Stet - France Telecom S.A........       266,813
     268,600 Telefonica de Argentina S.A. ADR...................     5,560,272
     267,740 YPF Sociedad Anonima...............................     5,930,123
------------------------------------------------------------------------------
                                                                    14,004,771
------------------------------------------------------------------------------
 BRAZIL -- 12.1%
   2,825,000 Banco Itau S.A. Preferred..........................     1,200,185
 153,779,600 Centrais Electricas Brasileiras S.A................     2,247,436
 239,824,600 Centrais Geradoras do Sul do Brasil S.A.*..........       242,494
       9,300 Companhia Brasileira de Distribuicao Grupo Pao de
              Acucar............................................       125,550
      11,800 Companhia Cervejaria Brahma........................       109,150
     147,903 Companhia Energetica de Minas Gerais ADR...........     2,764,664
 268,659,000 Companhia Paranaense de Energia - Copel Preferred
              Series B..........................................     1,597,937
     454,400 Companhia Riograndense de Telecomuncacoes..........       196,754
   2,500,000 Gerdau Metalurgica S.A.............................        52,043
  30,366,100 Petroleo Brasileiro S.A. Preferred.................     3,096,211
     123,380 Telecomunicacoes Brasileiras S.A. ADR+.............     8,721,423
  14,908,734 Telecomunicacoes de Sao Paulo S.A. Preferred.......     2,115,521
     660,000 Telecomunicacoes do Parana S.A.....................       104,307
   7,650,000 Telemig Cellular S.A.*.............................       208,004
   5,760,000 Telerj Cellular S.A.*..............................       203,109
  34,802,000 Telesp Cellular S.A.*..............................     2,040,391
      88,000 Uniao de Bancos Brasileiros S.A....................     1,320,000
------------------------------------------------------------------------------
                                                                    26,345,179
------------------------------------------------------------------------------
 CHILE -- 0.2%
         700 Banco de A. Edwards................................         7,350
       2,100 Banco Santander Chile ADR*+........................        19,687
       4,200 Compania De Telecomunicaciones de Chile S.A. ......        64,312
       6,200 Embotelladora Andina S.A...........................        76,337
       4,500 Empresa Nacional de Electricidad S.A. ADR..........        40,781
       5,300 Enersis S.A.+......................................        96,062
       1,600 Gener S.A. ........................................        21,100
         800 Madeco S.A. .......................................         3,850
         400 Santa Isabel S.A. .................................         3,400
       2,500 Sociedad Quimica y Minera de Chile S.A. ...........        53,750
         300 Vina Concha Y Toro.................................         6,075
------------------------------------------------------------------------------
                                                                       392,704
------------------------------------------------------------------------------
 CHINA -- 0.3%
       7,900 Guangshen Railway Co., Ltd. .......................        33,081
       5,600 Huaneng Power International, Inc. ADR*+............        36,400
       4,900 Shanghai Petrochemical Co. Ltd. ...................        26,337
      79,100 Zhejiang Southeast Electric Power Co. Ltd.*........       606,697
------------------------------------------------------------------------------
                                                                       702,515
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                      EMERGING MARKETS EQUITY INVESTMENTS

  SHARES                           SECURITY                            VALUE

--------------------------------------------------------------------------------
 COLUMBIA -- 0.2%
    14,100 Banco Ganadero S.A.+...................................  $    267,900
    21,000 Bancolumbia S.A.+......................................       152,713
     6,000 Cementos Diamente S.A. ................................        28,500
--------------------------------------------------------------------------------
                                                                         449,113
--------------------------------------------------------------------------------
 CROATIA -- 0.4%
   113,088 Pliva D.D. GDR.........................................       972,556
--------------------------------------------------------------------------------
 CZECH REPUBLIC -- 2.9%
     5,208 Ceska Sporitelna A.S. .................................        29,879
     2,240 Ceske Energeticke Zavody*..............................        39,325
       100 Ceske Radiokomunikace..................................        22,210
   299,567 Komercni Banka A.S.*...................................     1,999,609
       978 Nova Hut...............................................         7,283
   235,000 Prazske Pivovary A.S. .................................       426,523
       846 Skoda Plzen A.S.*......................................         6,503
   261,376 SPT Telecom A.S. ......................................     2,926,780
    66,100 SPT Telecom A.S. GDR*..................................       753,540
        91 Tabak A.S. ............................................        19,592
--------------------------------------------------------------------------------
                                                                       6,231,244
--------------------------------------------------------------------------------
 EGYPT -- 4.0%
    53,280 Al-Ahram Beverages Co. GDR.............................     1,405,526
   144,450 Commercial International Bank GDR......................     1,047,262
    56,995 Madinet NASR...........................................     2,371,365
   336,900 Paints and Chemical Industries Co. ....................     2,301,027
    88,880 Torah Portland Cement Co. .............................     1,517,812
--------------------------------------------------------------------------------
                                                                       8,642,992
--------------------------------------------------------------------------------
 GREECE -- 9.8%
    75,390 Alpha Credit Bank......................................     5,561,454
     2,020 Delta Dairy S.A. ......................................        21,733
     2,000 Ergo Bank S.A. ........................................       159,697
     2,820 Hellas Can Packaging S.A. .............................        41,141
     3,380 Hellenic Bottling Co. S.A. ............................        74,557
    14,700 Hellenic Petroleum S.A.*...............................       130,225
   260,440 Hellenic Telecommunication Organization S.A. ..........     6,021,038
     2,540 Heracles General Cement S.A. ..........................        65,246
     1,360 Intracom S.A. .........................................        52,357
     8,800 Michaniki S.A. ........................................        49,846
    48,660 National Bank of Greece S.A. ..........................     6,521,384
       580 National Mortgage Bank of Greece.......................        38,622
     4,660 Papastratos Cigarettes S.A. ...........................        85,634
    38,400 Titan Cement Company S.A. .............................     2,371,150
--------------------------------------------------------------------------------
                                                                      21,194,084
--------------------------------------------------------------------------------
 HONG KONG -- 2.2%
   212,000 Beijing Datang Power Generation Co. Ltd. ..............        33,376
   520,000 Beijing Yanhua Petrochemical Co. Ltd. .................        27,848
    14,500 China Telecom Ltd.*+...................................        68,958
   102,000 Guangdong Kelon Electrical Holdings Co. Ltd.+..........        51,334
   123,600 HSBC Holdings PLC*+....................................     2,623,780
   212,000 Hutchison Whampoa Ltd. ................................       873,644
 8,956,000 Qingling Motors Co.+...................................     1,086,388
   470,000 Zhehuang Expressway Co. Ltd.*..........................        47,914
--------------------------------------------------------------------------------
                                                                       4,813,242
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                      EMERGING MARKETS EQUITY INVESTMENTS

  SHARES                          SECURITY                           VALUE

------------------------------------------------------------------------------
 HUNGARY -- 4.7%
     1,106 Borsodchem RT. GDR...................................  $     24,410
    37,320 Gedeon Richter Ltd. RT. GDR..........................     1,265,130
   256,140 Magyar Tavkozlesi RT.+...............................     4,824,974
   115,486 MOL Magyar Olaj-es Gazipari RT.......................     2,229,850
    62,933 OTP Bank RT..........................................     1,947,865
------------------------------------------------------------------------------
                                                                    10,292,229
------------------------------------------------------------------------------
 INDIA -- 7.3%
    72,400 BSES Ltd. GDR*.......................................       778,300
    54,700 BSES Ltd. GDR Registered Shares*.....................       594,862
    85,000 Larsen & Toubro Ltd. GDR.............................       635,375
   541,700 Mahanagar Telephone Nigam Ltd.*......................     5,511,796
   351,300 Mahindra & Mahindra Ltd. ............................     1,176,855
    25,000 Pentafour Software & Exports Ltd. ...................       369,250
   120,700 Ranbaxy Laboratories Ltd. GDR........................     1,557,030
   826,070 Reliance Industries Ltd. GDR.........................     3,779,270
   184,200 State Bank of India GDR..............................     1,574,910
------------------------------------------------------------------------------
                                                                    15,977,648
------------------------------------------------------------------------------
 INDONESIA -- 0.0%
     7,500 PT Indofood Sukses Makmur Tbk*.......................         1,021
------------------------------------------------------------------------------
 ISRAEL -- 9.0%
     8,358 Azorim Investment Development & Construction Co.
            Ltd.................................................        68,488
   721,715 Bank Hapoalim Ltd.*..................................     1,734,260
 4,421,940 Bank Leumi Le-Israel.................................     7,072,213
   196,196 Bezeq Israeli Telecommunication Co. Ltd. ............       588,799
     5,200 Crystal Systems Solutions Ltd.*......................        33,150
    83,200 ECI Telecommunications Ltd. .........................     2,288,000
    19,650 Elco Holdings Ltd. ..................................       121,152
     6,100 Elron Electronics Ind. Ltd.*.........................        88,880
     4,700 Formula Systems Ltd.*................................       126,066
     2,600 Gilat Satellite Networks Ltd.*.......................        84,013
    28,338 Israel Chemicals Ltd.*...............................        31,658
    37,990 Koor Industries Ltd. ................................     3,643,548
    56,071 Makhteshim-Agan Industries Ltd.*.....................       138,282
     2,730 MEMCO Software Ltd.*.................................        37,366
     2,870 New Dimension Software Ltd.*.........................        65,292
     5,300 NICE-Systems Ltd.*...................................       148,400
     5,800 Orbotech, Ltd.*......................................       150,800
     2,800 Scitex Co. Ltd.*.....................................        28,700
    14,750 Supersol Ltd. .......................................        40,535
    88,900 Teva Pharmaceutical Industries Ltd. .................     3,183,730
------------------------------------------------------------------------------
                                                                    19,673,332
------------------------------------------------------------------------------
 MALAYSIA -- 0.4%
    38,000 Berjaya Sports Toto Berhad...........................        24,695
   139,000 Commerce Asset-Holding Berhad........................        33,543
    84,000 Golden Hope Plantations Berhad.......................        48,168
   101,000 IOI Corporated Berhad................................        35,232
    50,000 Kuala Lumpur Kepong Berhad...........................        49,697
   112,000 Malayan Banking Berhad...............................        78,942
    30,000 Malaysia International Shipping Berhad...............        29,531
    37,000 Malaysian Pacific Industries Berhad..................        34,477
    10,000 Nestle Berhad........................................        31,061
    30,000 Petronas Gas Berhad..................................        35,839
    74,000 Resorts World Berhad.................................        56,932

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                      EMERGING MARKETS EQUITY INVESTMENTS
                       SEE NOTES TO FINANCIAL STATEMENTS.

  SHARES                          SECURITY                            VALUE

-------------------------------------------------------------------------------
 MALAYSIA -- 0.4% (CONTINUED)
    14,000 Rothmans of Pall Mall Berhad..........................  $     63,555
   123,000 Sime Darby Berhad.....................................        49,960
   116,000 Telekom Malaysia Berhad...............................       149,666
    84,000 Tenage Nasional Berhad................................        43,753
-------------------------------------------------------------------------------
                                                                        765,051
-------------------------------------------------------------------------------
 MEXICO -- 11.2%
    38,000 Alfa, S.A. de C.V. ...................................        85,761
   510,800 Cemex S.A. de C.V. ...................................     2,494,261
 2,150,890 Cifra S.A. de C.V. ...................................     2,309,251
    40,000 Controladora Comercial Mexicana S.A. de C.V. .........        22,308
    59,000 Corporacion GEO, S.A. de C.V.*........................       147,951
    22,000 Corporacion Interamericana de Entretenimiento S.A.*...        32,218
    55,000 Cydsa S.A. ...........................................        57,374
     8,000 Desc S.A. de C.V. ....................................        29,690
 1,445,900 Fomento Economico Mexicano, S.A. de C.V. .............     2,533,415
   517,517 Grupo Carso S.A. de C.V. .............................     1,271,795
   145,000 Grupo Casa Autrey S.A. de C.V. .......................        77,957
    36,000 Grupo Continental S.A. ...............................        81,247
   743,000 Grupo Financiero Banamex Accival, S.A. de C.V.*.......       627,518
   543,000 Grupo Financiero Bancomer S.A. de C.V. ADR............     1,493,250
    77,000 Grupo Financiero Banorte S.A. de C.V.*................        40,162
   160,000 Grupo Herdez S.A. ....................................        36,912
     8,300 Grupo Imsa, S.A. de C.V. .............................        58,100
    58,000 Grupo Mexico S.A. ....................................       105,882
    64,000 Grupo Modelo S.A. de C.V. ............................       462,209
    87,900 Grupo Televisa S.A.*..................................     1,484,067
   197,000 Kimberly-Clark de Mexico S.A. de C.V. ................       432,749
   810,000 Organizacion Soriana S.A. de C.V. ....................     1,600,580
    10,000 Panamerican Beverages, Inc. ..........................       159,375
 4,381,900 Telefonos de Mexico S.A. .............................     8,582,856
     3,000 Tubos de Acero de Mexico S.A. ADR.....................        13,500
    64,000 TV Azteca, S.A. de C.V. ADR...........................        20,863
-------------------------------------------------------------------------------
                                                                     24,261,251
-------------------------------------------------------------------------------
 PERU -- 0.0%
     3,100 Compania de Minas Buenaventura S.A....................        23,637
     5,300 Telefonica del Peru S.A...............................        68,237
-------------------------------------------------------------------------------
                                                                         91,874
-------------------------------------------------------------------------------
 POLAND -- 2.0%
   258,470 Bank Handlowy W. Warszawie............................     2,752,705
    60,700 Bank Rozwoju Eksportu S.A.............................     1,385,100
    20,600 KGHM Polska Miedz S.A.................................       128,338
-------------------------------------------------------------------------------
                                                                      4,266,143
-------------------------------------------------------------------------------
 RUSSIA -- 0.2%
     7,800 Lukoil Holding ADR+...................................        90,472
    13,500 Mosenergo ADR*........................................        16,144
     4,700 Rostelecom RDC+.......................................        17,037
    33,000 Surgutneftegaz ADR+...................................       100,650
   135,448 Trade House GUM ADR...................................       169,310
    13,300 Unified Energy Systems GDR+...........................        34,979
-------------------------------------------------------------------------------
                                                                        428,592
-------------------------------------------------------------------------------
 SOUTH AFRICA -- 4.2%
    32,200 ABSA Group Ltd........................................        89,955
    14,600 Alpha Ltd.............................................       137,472

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                      EMERGING MARKETS EQUITY INVESTMENTS
                       SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES                           SECURITY                           VALUE

------------------------------------------------------------------------------
 SOUTH AFRICA -- 4.2% (CONTINUED)
     7,300 Anglo American Co. of South Africa Ltd. .............  $    184,053
     3,300 Anglo American Coal Co. Ltd. ........................       125,932
     5,100 Anglo American Investment Trust......................        53,974
    14,300 Anglo American Platinum Co. Ltd. ....................       178,046
    68,800 Anglovaal Ltd. ......................................        96,316
   145,800 Avgold Ltd.*.........................................        76,697
    13,800 De Beers.............................................       166,451
   183,400 Del Monte Royal Foods Ltd.*..........................        45,669
       400 Ellerine Holdings Ltd. ..............................           821
   180,700 FirstRand Ltd. ......................................       163,114
    10,200 Impala Platinum Holdings Ltd. .......................        96,835
    12,000 Imperial Holdings Ltd. ..............................        65,740
     3,000 Investec Group Ltd. .................................        69,942
   333,900 Iron & Steel Industries Corp.*.......................        65,997
    24,800 JD Group Ltd. .......................................        71,405
    15,800 Kersaf Investments Ltd. .............................        40,573
   189,100 Liberty Life Association of Africa Ltd.+.............     2,222,004
   216,700 Metro Cash & Carry Ltd. .............................        96,119
    99,500 New Clicks Holdings Ltd. ............................        66,588
    35,100 Pepkor Ltd. .........................................        84,946
    43,900 Randfontein Estates Gold Mining Co., Witwatersrand,
            Ltd.*...............................................        73,789
   337,000 Rembrandt Group Ltd. ................................     1,510,527
    32,100 Reunert Ltd. ........................................        22,481
   114,800 Safmarine and Rennies Holdings Ltd. .................        70,574
    19,700 Sappi Ltd. ..........................................        61,473
    39,100 Sasol Ltd. ..........................................       165,519
   193,038 South African Breweries Ltd. ........................     2,718,929
    21,200 Standard Bank Investment Co. Ltd. ...................        45,532
    24,600 Western Area Gold Mining Co. Ltd.*...................        49,006
   176,300 Woolworths Holdings Ltd. ............................        86,430
------------------------------------------------------------------------------
                                                                     9,002,909
------------------------------------------------------------------------------
 SOUTH KOREA -- 0.1%
     1,090 Dae Duck Electronics Co. ............................        54,883
     2,610 Hyundai Heavy Industries.............................        44,933
       170 Korea Mobile Telecom.................................        83,826
     9,570 Medison Co. .........................................        77,240
------------------------------------------------------------------------------
                                                                       260,882
------------------------------------------------------------------------------
 SRI LANKA -- 0.2%
    63,000 Development Finance Co. of Ceylon*...................        96,798
    49,000 Hayleys Ltd.*........................................       107,027
    65,800 John Keells Holdings Ltd.*...........................       163,545
------------------------------------------------------------------------------
                                                                       367,370
------------------------------------------------------------------------------
 TAIWAN -- 4.6%
   733,000 Compal Electronics Inc.*.............................     2,292,267
 1,535,900 CTCI Corp.*..........................................     2,445,630
   627,200 Hon Hai Precision Industry*..........................     2,951,106
 1,029,800 Nien Hsing Textile Corp., Ltd.*......................     2,274,984
------------------------------------------------------------------------------
                                                                     9,963,987
------------------------------------------------------------------------------
 THAILAND -- 1.1%
   284,600 Advanced Info Service Public Co.*....................     1,154,700
   844,000 Electricity Generating Public Co.*...................     1,093,903
    51,000 Hana Microelectronics Public Co. Ltd. ...............       107,720
     2,700 PTT Exploration and Production Public Co. Ltd.*......        17,785
------------------------------------------------------------------------------
                                                                     2,374,108
------------------------------------------------------------------------------

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                      EMERGING MARKETS EQUITY INVESTMENTS
                       SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES                            SECURITY                          VALUE

------------------------------------------------------------------------------
 TURKEY -- 7.5%
   1,306,000 Aksa Akrilik Kimya Sanayii A.S. ...................  $     23,759
  14,220,000 Alcatel Teletas Telekomunikasyon Endustri ve
              Ticaret A.S. .....................................       934,885
     635,000 Aselan Electronik Sanayi Ve Ticaret A.S.*..........        15,326
     299,000 Aygaz A.S. ........................................        30,159
   1,412,000 Beko Elektronik A.S................................        20,092
   2,464,000 Bolu Cimento Sanayii A.S. .........................        18,640
     156,000 Ege Biracilik Ve Malt Sanayii A.S. ................        12,644
  20,892,000 Eregli Demir Ve Celik Fabrikalari T.A.S............     1,787,474
      36,000 Ford Otomotiv Sanayi A.S...........................         9,337
 144,160,000 Haci Omer Sabanci Holdings A.S. ...................     2,103,273
  84,800,000 Haci Omer Sabanci Holdings A.S. Rights.............       745,386
     950,000 Koc Holdings A.S...................................        97,535
   1,483,000 Mardin Cimento Sanayii ve Ticaret..................        20,301
   1,367,000 Migros Turk T.A.S. ................................     1,132,641
   1,271,000 Sabah Yayincilik A.S...............................        12,591
     686,000 Tofas Turk Otomobil Fabrikasi A.S.*................        18,287
     585,000 Turk Sise ve Cam Fabrikalari A.S. .................        12,012
   1,186,000 Turkiye Garanti Bankasi A.S.*......................        27,771
 199,150,000 Turkiye Is Bankasi.................................     5,811,141
     128,000 Vestel Elektronik Sanayi ve Ticaret A.S............        10,720
 183,736,000 Yapi ve Kredi Bankasi A.S..........................     3,442,018
------------------------------------------------------------------------------
                                                                    16,285,992
------------------------------------------------------------------------------
 UNITED STATES -- 1.4%
      30,000 China Fund.........................................       286,875
      21,400 Global Telesystems Group, Inc.*....................       684,800
     285,000 The India Fund Inc.................................     1,603,125
      64,600 The Morgan Stanley India Investment Fund...........       375,487
------------------------------------------------------------------------------
                                                                     2,950,287
------------------------------------------------------------------------------
 VENEZUELA -- 0.1%
       9,600 Compania Anomia....................................       100,800
       9,400 Fondo VAl Immobil..................................        33,999
------------------------------------------------------------------------------
                                                                       134,799
------------------------------------------------------------------------------
             TOTAL STOCK (Cost -- $311,064,305).................   200,845,875
------------------------------------------------------------------------------

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1998
                      EMERGING MARKETS EQUITY INVESTMENTS

    FACE
   AMOUNT                          SECURITY                            VALUE

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 7.5%
 $16,200,000 CIBC Wood Gundy Securities, Inc., 5.630% due 9/1/98;
             Proceeds at maturity -- $16,202,534;
             (Fully collateralized by U.S. Treasury Notes, 6.250%
             due 5/31/99;
             Market value -- $16,527,318) (Cost -- $16,200,000)
             ....................................................   $ 16,200,000
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS  -- 100% (Cost --
               $327,264,305**)...................................   $217,045,875
--------------------------------------------------------------------------------

* Non-income producing security.
+ All or a portion of this security is on loan (See Note 12).
++Security is on loan (See Note 12).
** Aggregate cost for Federal income tax purposes is substantially the same.



                         Classification of Investments

                           [Pie Chart appears here]

                     Brazil                         12.1%
                     Greece                          9.8%
                     Mexico                         11.2%
                     Hungary                         4.7%
                     South Africa                    4.2%
                     Turkey                          7.5%
                     India                           7.3%
                     Argentina                       6.4%
                     Taiwan                          4.6%
                     Israel                          9.0%
                     Repurchase Agreement            7.5%
                     Other Stock                    15.7%


                       SEE NOTES TO FINANCIAL STATEMENTS.

 BOND RATINGS (UNAUDITED)

All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except those that are identified by an asterisk (*) are rated by Moody's Investors Service, Inc. ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "C" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA-- Bonds rated "AAA" have the highest rating assigned by Standard &
    Poor's. Capacity to pay interest and repay principal is extremely strong.
AA -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BB, B, CCC, CC and C
   -- Bonds rated BB, B, CCC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major risk exposures to adverse conditions.

Moody's -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Ba," where 1 is the highest and 3 the lowest rating within its generic category.

Aaa-- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa -- Bonds rated "Aa" are judged to be of high quality by all standards.
    Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa-- Bonds rated "Baa" are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

NR -- Indicates that the bond is not rated by Standard & Poor's or Moody's.

 SHORT-TERM SECURITY RATINGS (UNAUDITED)

VMIG 1
   -- Moody's highest rating for issues having demand feature -- variable-
    rate demand obligation (VRDO).
P-1-- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
A-1-- Standard & Poor's highest commercial paper and VRDO rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

 SECURITY DESCRIPTIONS (UNAUDITED)

AMBAC
   -- AMBAC Indemnity Corporation
FGIC
   -- Financial Guaranty Insurance Company
GO
   -- General Obligation
ISD
   -- Independent School District
MBIA
   -- Municipal Bond Investors Assurance Corporation
PCR
   -- Pollution Control Revenue
PSFG
   -- Permanent School Fund Guaranty

 STATEMENTS OF ASSETS AND LIABILITIES

                          GOVERNMENT                INTERMEDIATE   LONG-TERM    MUNICIPAL     MORTGAGE
                            MONEY      HIGH YIELD   FIXED INCOME      BOND        BOND         BACKED
                         INVESTMENTS   INVESTMENTS  INVESTMENTS   INVESTMENTS  INVESTMENTS  INVESTMENTS
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments, at cost... $374,424,002  $73,067,520  $554,311,738  $140,768,687 $76,000,304  $150,627,172
 Repurchase agreements,
  at cost...............           --   20,483,000     8,826,000       768,000          --    10,144,000
 Foreign currency
  segregated for futures
  contracts, at cost....           --           --            --            --          --            --
 Foreign currency, at
  cost..................           --           --            --            --          --            --
---------------------------------------------------------------------------------------------------------
 Investments, at value.. $374,424,002  $70,767,612  $560,764,759  $154,417,062 $77,443,294  $152,960,564
 Repurchase agreements,
  at value..............           --   20,483,000     8,826,000       768,000          --    10,144,000
 Foreign currency
  segregated for futures
  contracts, at value...           --           --            --            --          --            --
 Foreign currency, at
  value.................           --           --            --            --          --            --
 Cash...................          675           --            --            --      36,025           410
 Collateral for
  securities on loan
  (Note 12).............           --           --            --     1,750,999          --            --
 Receivable for
  securities sold.......           --      495,000    37,550,371            --          --            --
 Receivable for Fund
  shares sold...........    1,526,718    2,205,609     6,369,407     1,434,710     942,301       847,371
 Dividends and interest
  receivable............      744,663    1,579,544     6,715,300     1,754,709     920,314     1,097,666
 Receivable for open
  forward foreign
  currency contracts ...           --           --            --            --          --            --
 Receivable from
  manager...............       20,995       24,860            --            --          --            --
 Deferred organization
  costs.................           --           --            --            --          --            --
---------------------------------------------------------------------------------------------------------
 TOTAL ASSETS...........  376,717,053   95,555,625   620,225,837   160,125,480  79,341,934   165,050,011
---------------------------------------------------------------------------------------------------------
LIABILITIES:
 Dividends payable......      752,298           --            --            --          --       429,369
 Administration fees
  payable...............           --           --        95,811        25,233      55,469        71,912
 Management fees
  payable...............       29,049           --       189,276        50,466     184,627       231,530
 Payable for open
  forward foreign
  currency contracts....           --           --            --            --          --            --
 Payable for Fund shares
  purchased.............           --    5,227,436     1,426,393       572,678     184,807            --
 Payable for securities
  on loan
  (Note 12).............           --           --            --     1,750,999          --            --
 Payable to broker --
   variation margin.....           --           --            --            --          --            --
 Payable to bank........           --          860         2,355        26,479          --            --
 Payable for securities
  purchased.............           --   13,662,713    43,446,663            --   6,366,270     8,215,000
 Accrued expenses.......      175,003      107,834        67,193        87,291      39,748        59,346
---------------------------------------------------------------------------------------------------------
 TOTAL LIABILITIES......      956,350   18,998,843    45,227,691     2,513,146   6,830,921     9,007,157
---------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS........ $375,760,703  $76,556,782  $574,998,146  $157,612,334 $72,511,013  $156,042,854
---------------------------------------------------------------------------------------------------------
NET ASSETS:
 Par value of shares of
  beneficial interest... $    375,731  $     9,699  $     70,171  $     17,409 $     8,128  $     19,192
 Capital paid in excess
  of par value..........  375,355,052   78,278,066   573,284,661   138,888,755  71,103,029   153,449,799
 Undistributed
  (overdistributed) net
  investment income.....       51,633      516,938           --        145,204         --       (308,791)
 Accumulated net
  realized gain (loss)
  on security
  transactions..........      (21,713)      51,987    (4,809,707)    4,912,591     (43,134)      549,262
 Net unrealized
  appreciation
  (depreciation) of
  investments, foreign
  currencies and futures
  contracts.............           --   (2,299,908)    6,453,021    13,648,375   1,442,990     2,333,392
---------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS........ $375,760,703  $76,556,782  $574,998,146  $157,612,334 $72,511,013  $156,042,854
---------------------------------------------------------------------------------------------------------
Shares Outstanding......  375,730,783    9,698,541    70,170,721    17,408,685   8,127,564    19,191,649
---------------------------------------------------------------------------------------------------------
Net Asset Value.........        $1.00        $7.89         $8.19         $9.05       $8.92         $8.13
---------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                AUGUST 31, 1998
                       SEE NOTES TO FINANCIAL STATEMENTS.

                 LARGE          LARGE          SMALL           SMALL                                        EMERGING
             CAPITALIZATION CAPITALIZATION CAPITALIZATION  CAPITALIZATION  INTERNATIONAL   INTERNATIONAL    MARKETS
 BALANCED     VALUE EQUITY      GROWTH      VALUE EQUITY       GROWTH          EQUITY      FIXED INCOME      EQUITY
INVESTMENTS   INVESTMENTS    INVESTMENTS    INVESTMENTS     INVESTMENTS     INVESTMENTS     INVESTMENTS   INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------
$65,962,601  $1,533,414,770 $1,182,378,384 $  867,034,992  $1,012,700,136  $1,230,929,637   $175,580,829  $311,064,305
    144,000      18,443,000     29,975,000     13,666,000      52,480,000      47,000,000     13,210,000    16,200,000
         --              --             --             --              --       3,191,591             --            --
         --              --             --             --              --       2,790,725      1,143,791     4,420,817
-----------------------------------------------------------------------------------------------------------------------
$68,072,064  $1,689,005,615 $1,755,664,349 $  727,598,841  $  796,327,547  $1,292,271,404   $178,698,911  $200,845,875
    144,000      18,443,000     29,975,000     13,666,000      52,480,000      47,000,000     13,210,000    16,200,000
         --              --             --             --              --       6,271,857             --            --
         --              --             --             --              --       2,833,434      1,160,866     4,598,750
        607          96,434             --        278,154           1,355       1,157,217             --     5,287,243
 12,397,669     338,532,546    292,954,585     51,221,121     163,916,165     109,540,775     13,965,300     5,715,294
         --       3,827,152      7,599,300      1,629,025      11,611,942       6,373,323             --     4,373,270
    122,196       7,042,709      5,919,590      2,749,253       3,148,662       3,236,959      2,229,943       990,255
    330,748       3,903,360      1,207,347      1,128,903         235,778       2,874,778      4,556,253       650,314
         --              --             --             --              --       1,881,323      1,467,380            --
         --              --             --             --              --              --             --            --
         --              --             --             --              --              --             --         4,189
-----------------------------------------------------------------------------------------------------------------------
 81,067,284   2,060,850,816  2,093,320,171    798,271,297   1,027,721,449   1,473,441,070    215,288,653   238,665,190
-----------------------------------------------------------------------------------------------------------------------
         --              --             --             --              --              --             --            --
     24,062         328,270        355,109        144,667         205,512         245,109         30,345        48,672
     72,289         808,384        683,658        432,357         555,264         690,771         75,862       220,243
         --              --             --             --              --       3,409,003      1,224,452        77,650
     74,027       4,862,760      5,374,701      2,889,068       3,094,471       5,473,145        473,392     1,070,945
 12,397,669     338,532,546    292,954,585     51,221,121     163,916,165     109,540,775     13,965,300     5,715,294
         --              --        395,075        384,125         442,300       2,642,473             --       123,800
         --              --          3,820             --              --              --          3,499            --
         --       3,759,377             --      2,266,309         322,134      19,252,086      7,314,827       548,141
     29,326         315,289        107,255        593,929         675,352       1,000,938        133,050       334,517
-----------------------------------------------------------------------------------------------------------------------
 12,597,373     348,606,626    299,874,203     57,931,576     169,211,198     142,254,300     23,220,727     8,139,262
-----------------------------------------------------------------------------------------------------------------------
$68,469,911  $1,712,244,190 $1,793,445,968 $  740,339,721  $  858,510,251  $1,331,186,770   $192,067,926  $230,525,928
-----------------------------------------------------------------------------------------------------------------------
$     6,300  $      139,382 $      103,677 $       66,611  $       66,913  $      124,470   $     23,024  $     52,763
 59,589,005   1,326,383,872  1,145,312,059    756,047,425   1,046,842,165   1,208,819,834    194,094,918   423,503,586
    531,699      15,415,722             --      8,405,581          45,823      (9,037,763)    (5,017,595)      382,813
  6,233,444     214,714,369     75,554,467    117,218,555      29,218,714      71,126,507       (440,268)  (83,095,087)
  2,109,463     155,590,845    572,475,765   (141,398,451)   (217,663,364)     60,153,722      3,407,847  (110,318,147)
-----------------------------------------------------------------------------------------------------------------------
$68,469,911  $1,712,244,190 $1,793,445,968 $  740,339,721  $  858,510,251  $1,331,186,770   $192,067,926  $230,525,928
-----------------------------------------------------------------------------------------------------------------------
  6,299,666     139,382,153    103,676,716     66,610,562      66,913,275     124,469,688     23,023,844    52,762,971
-----------------------------------------------------------------------------------------------------------------------
     $10.87          $12.28         $17.30         $11.11          $12.83          $10.69          $8.34         $4.37
-----------------------------------------------------------------------------------------------------------------------

 STATEMENTS OF OPERATIONS


                          GOVERNMENT                  INTERMEDIATE  LONG-TERM   MUNICIPAL   MORTGAGE
                             MONEY       HIGH YIELD   FIXED INCOME    BOND        BOND       BACKED
                          INVESTMENTS   INVESTMENTS*  INVESTMENTS  INVESTMENTS INVESTMENTS INVESTMENTS
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest...............  $23,363,109   $   601,078   $30,612,155  $11,940,443 $3,203,979  $ 9,961,552
 Dividends..............           --            --            --           --         --           --
 Less: Foreign
  withholding tax.......           --            --            --           --         --           --
-------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT
  INCOME................   23,363,109       601,078    30,612,155   11,940,443  3,203,979    9,961,552
-------------------------------------------------------------------------------------------------------
EXPENSES:
 Shareholder and system
  servicing fees........      949,710        30,000       341,479      228,294     31,100      216,241
 Administration fees
  (Note 2)..............      832,477        13,582       934,088      351,993    127,996      306,775
 Management fees (Note
  2)....................      624,357        47,537     1,862,860      703,985    255,992      766,937
 Shareholder
  communications........      216,577        20,000        52,052       52,521      8,100       54,601
 Registration fees......       58,654        31,000        59,834       54,415     37,000       36,819
 Audit and legal........       25,728        23,000        29,999       29,035     24,900       25,583
 Custody................       24,789         2,000        19,002        8,028      6,400        7,494
 Trustees' fees.........       15,000         2,000         9,001        7,020      5,000        4,068
 Pricing service fees...           --            --            --        3,065      6,900           --
 Amortization of
  deferred organization
  costs.................           --            --            --           --         --           --
 Other..................       12,079         1,000        19,291        3,362      8,597          895
-------------------------------------------------------------------------------------------------------
 TOTAL EXPENSES.........    2,759,371       170,119     3,327,606    1,441,718    511,985    1,419,413
 Less: Management and
    administration fee
    waiver and expense
    reimbursement (Note
    2)..................     (250,798)      (85,979)           --           --         --     (185,737)
-------------------------------------------------------------------------------------------------------
 NET EXPENSES...........    2,508,573        84,140     3,327,606    1,441,718    511,985    1,233,676
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (LOSS).................   20,854,536       516,938    27,284,549   10,498,725  2,691,994    8,727,876
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS, FOREIGN
CURRENCIES AND FUTURES
CONTRACTS (NOTES 4, 5
AND 7):
 Realized Gain (Loss)
  From:
 Security transactions
  (excluding short-term
  securities)...........       15,183**      51,987     3,744,712    5,797,072  1,912,093      920,742
 Foreign currency
  transactions..........           --            --            --           --         --           --
 Futures contracts......           --            --            --           --         --           --
-------------------------------------------------------------------------------------------------------
 NET REALIZED GAIN
  (LOSS)................       15,183        51,987     3,744,712    5,797,072  1,912,093      920,742
-------------------------------------------------------------------------------------------------------
 Change in Net
 Unrealized Appreciation
 (Depreciation) of
 Investments, Foreign
 Currencies and Futures
 Contracts:
 Beginning of year......           --            --     1,808,496    3,097,932  1,178,818     (130,218)
 End of year............           --    (2,299,908)    6,453,021   13,648,375  1,442,990    2,333,392
-------------------------------------------------------------------------------------------------------
 CHANGE IN NET
  UNREALIZED
  APPRECIATION
  (DEPRECIATION)........           --    (2,299,908)    4,644,525   10,550,443    264,172    2,463,610
-------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON
 INVESTMENTS, FOREIGN
 CURRENCIES AND FUTURES
 CONTRACTS..............       15,183    (2,247,921)    8,389,237   16,347,515  2,176,265    3,384,352
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS
 FROM OPERATIONS........  $20,869,719   $(1,730,983)  $35,673,786  $26,846,240 $4,868,259  $12,112,228
-------------------------------------------------------------------------------------------------------

 * For the period from July 13, 1998 (commencement of operations) to August 31, 1998.
** Represents net realized gains from the sale of short-term securities for Government Money Investments.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                             FOR THE YEAR ENDED AUGUST 31, 1998

                  LARGE           LARGE          SMALL           SMALL                                      EMERGING
              CAPITALIZATION  CAPITALIZATION CAPITALIZATION  CAPITALIZATION  INTERNATIONAL  INTERNATIONAL    MARKETS
 BALANCED      VALUE EQUITY       GROWTH      VALUE EQUITY       GROWTH         EQUITY      FIXED INCOME     EQUITY
INVESTMENTS    INVESTMENTS     INVESTMENTS    INVESTMENTS     INVESTMENTS     INVESTMENTS    INVESTMENTS   INVESTMENTS
------------------------------------------------------------------------------------------------------------------------
$ 1,344,823   $   1,381,749    $  2,358,907  $   1,135,128   $   2,839,040   $  6,868,302    $ 9,157,215  $   1,468,640
  1,139,862      37,570,005      15,464,199     19,434,475       3,414,821     24,788,846             --      5,575,023
    (17,412)       (191,675)        (12,937)            --         (20,897)    (2,911,180)            --       (332,450)
------------------------------------------------------------------------------------------------------------------------
  2,467,273      38,760,079      17,810,169     20,569,603       6,232,964     28,745,968      9,157,215      6,711,213
------------------------------------------------------------------------------------------------------------------------
     74,431       1,586,001       1,613,505        855,482       1,403,989      1,168,642        257,042        748,834
    168,912       3,922,176       3,867,159      1,721,750       2,167,276      2,704,967        287,421        540,163
    506,736       9,677,020       8,517,286      4,705,182       6,308,016      7,088,985        718,551      2,430,735
     17,235         258,998         393,391        340,504         492,455         87,983         15,001         59,002
     35,990          44,996          88,469        229,016         169,468        169,669         42,665        143,958
     22,779          28,927          21,829         35,077          47,087         28,726         28,054         27,302
      4,391          88,001         138,984        136,111         201,505        705,788         39,407        584,653
      2,525          29,000          39,281         28,674          28,003         39,937          8,001          8,001
         --              --              --             --              --        130,286          2,668          9,001
      8,630              --              --             --              --          2,731             --          6,570
      2,350          33,922          15,106         10,067          13,858         15,510          3,796          5,194
------------------------------------------------------------------------------------------------------------------------
    843,979      15,669,041      14,695,010      8,061,863      10,831,657     12,143,224      1,402,606      4,563,413
         --              --              --             --              --             --             --             --
------------------------------------------------------------------------------------------------------------------------
    843,979      15,669,041      14,695,010      8,061,863      10,831,657     12,143,224      1,402,606      4,563,413
------------------------------------------------------------------------------------------------------------------------
  1,623,294      23,091,038       3,115,159     12,507,740      (4,598,693)    16,602,744      7,754,609      2,147,800
------------------------------------------------------------------------------------------------------------------------
  6,248,631     309,582,594      87,367,446    128,288,081      64,131,823     46,480,173      4,103,094    (81,863,436)
         --              --              --             --              --     (2,134,035)    (6,460,617)    (1,338,147)
         --              --       4,948,538     (1,570,088)       (914,004)    24,148,593             --       (279,813)
------------------------------------------------------------------------------------------------------------------------
  6,248,631     309,582,594      92,315,984    126,717,993      63,217,819     68,494,731     (2,357,523)   (83,481,396)
------------------------------------------------------------------------------------------------------------------------
 10,854,698     483,897,240     539,072,610    126,255,337     137,622,115     93,480,747     (5,785,002)     1,918,999
  2,109,463     155,590,845     572,475,765   (141,398,451)   (217,663,364)    60,153,722      3,407,847   (110,318,147)
------------------------------------------------------------------------------------------------------------------------
 (8,745,235)   (328,306,395)     33,403,155   (267,653,788)   (355,285,479)   (33,327,025)     9,192,849   (112,237,146)
------------------------------------------------------------------------------------------------------------------------
 (2,496,604)    (18,723,801)    125,719,139   (140,935,795)   (292,067,660)    35,167,706      6,835,326   (195,718,542)
------------------------------------------------------------------------------------------------------------------------
$  (873,310)  $   4,367,237    $128,834,298  $(128,428,055)  $(296,666,353)  $ 51,770,450    $14,589,935  $(193,570,742)
------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 STATEMENTS OF CHANGES IN NET ASSETS

                           GOVERNMENT                  INTERMEDIATE     LONG-TERM     MUNICIPAL      MORTGAGE
                              MONEY       HIGH YIELD   FIXED INCOME       BOND           BOND         BACKED
                           INVESTMENTS    INVESTMENTS*  INVESTMENTS    INVESTMENTS   INVESTMENTS   INVESTMENTS
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)................ $    20,854,536  $   516,938  $  27,284,549  $  10,498,725  $  2,691,994  $  8,727,876
 Net realized gain
  (loss)................          15,183       51,987      3,744,712      5,797,072     1,912,093       920,742
 Change in net
  unrealized
  appreciation
  (depreciation)........              --   (2,299,908)     4,644,525     10,550,443       264,172     2,463,610
----------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS............      20,869,719   (1,730,983)    35,673,786     26,846,240     4,868,259    12,112,228
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM
(NOTE 3):
 Net investment income..     (20,817,444)          --    (28,668,737)   (10,320,616)   (2,798,542)   (9,085,434)
 In excess of net
  investment income.....              --           --             --             --      (12,577)            --
 Net realized gains.....              --           --             --             --            --            --
 Capital................              --           --             --             --            --            --
----------------------------------------------------------------------------------------------------------------
 DECREASE IN NET ASSETS
  FROM DISTRIBUTIONS TO
  SHAREHOLDERS..........     (20,817,444)          --    (28,668,737)   (10,320,616)   (2,811,119)   (9,085,434)
----------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
(NOTE 13):
 Net proceeds from sale
  of shares.............   1,099,355,642   84,271,048    318,866,875     71,893,064    38,878,990    59,556,774
 Net asset value of
  shares issued for
  reinvestment of
  dividends.............      20,711,995           --     27,942,868      9,966,479     2,676,826     8,741,346
 Cost of shares
  reacquired............  (1,133,072,640)  (5,983,283)  (162,910,906)  (123,824,171)  (23,125,787)  (51,868,166)
----------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN
  NET ASSETS FROM FUND
  SHARE TRANSACTIONS....     (13,005,003)  78,287,765    183,898,837    (41,964,628)   18,430,029    16,429,954
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS.............     (12,952,728)  76,556,782    190,903,886    (25,439,004)   20,487,169    19,456,748
NET ASSETS:
 Beginning of year......     388,713,431           --    384,094,260    183,051,338    52,023,844   136,586,106
----------------------------------------------------------------------------------------------------------------
 END OF YEAR**.......... $   375,760,703  $76,556,782  $ 574,998,146  $ 157,612,334  $ 72,511,013  $156,042,854
----------------------------------------------------------------------------------------------------------------
**  Includes
    undistributed
    (overdistributed)
    net investment
    income of:..........         $51,633     $516,938            --        $145,204           --      $(308,791)
----------------------------------------------------------------------------------------------------------------

* For the period from July 13, 1998 (commencement of operations) to August 31, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                             FOR THE YEAR ENDED AUGUST 31, 1998

                    LARGE           LARGE           SMALL           SMALL                                        EMERGING
                CAPITALIZATION  CAPITALIZATION  CAPITALIZATION  CAPITALIZATION  INTERNATIONAL   INTERNATIONAL     MARKETS
   BALANCED      VALUE EQUITY       GROWTH       VALUE EQUITY       GROWTH          EQUITY      FIXED INCOME      EQUITY
 INVESTMENTS     INVESTMENTS     INVESTMENTS     INVESTMENTS     INVESTMENTS     INVESTMENTS     INVESTMENTS    INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
 $  1,623,294   $   23,091,038  $    3,115,159  $  12,507,740   $  (4,598,693)  $   16,602,744  $  7,754,609   $   2,147,800
    6,248,631      309,582,594      92,315,984    126,717,993      63,217,819       68,494,731    (2,357,523)    (83,481,396)
   (8,745,235)    (328,306,395)     33,403,155   (267,653,788)   (355,285,479)     (33,327,025)    9,192,849    (112,237,146)
-----------------------------------------------------------------------------------------------------------------------------
     (873,310)       4,367,237     128,834,298   (128,428,055)   (296,666,353)      51,770,450    14,589,935    (193,570,742)
-----------------------------------------------------------------------------------------------------------------------------
   (2,039,127)     (15,036,214)     (8,248,609)    (7,959,256)             --      (20,300,462)   (3,603,597)     (3,287,443)

           --               --              --             --              --               --            --              --
   (4,410,524)    (315,031,240)   (116,496,378)   (92,050,884)    (63,933,403)     (15,037,570)   (6,258,532)    (13,499,891)
           --               --              --             --              --               --    (1,915,349)             --
-----------------------------------------------------------------------------------------------------------------------------
   (6,449,651)    (330,067,454)   (124,744,987)  (100,010,140)    (63,933,403)     (35,338,032)  (11,777,478)    (16,787,334)
-----------------------------------------------------------------------------------------------------------------------------
   30,327,843      751,729,348     672,757,886    511,096,587     880,641,543    1,100,027,468   109,345,425     406,163,589
    6,438,720      325,590,404     123,688,134     99,076,852      63,551,193       34,828,762    11,416,196      16,701,768
  (50,762,907)    (974,122,692)   (851,906,290)  (263,767,519)   (502,403,869)    (956,546,192)  (57,116,635)   (208,261,232)
-----------------------------------------------------------------------------------------------------------------------------
  (13,996,344)     103,197,060     (55,460,270)   346,405,920     441,788,867      178,310,038    63,644,986     214,604,125
-----------------------------------------------------------------------------------------------------------------------------
  (21,319,305)    (222,503,157)    (51,370,959)   117,967,725      81,189,111      194,742,456    66,457,443       4,246,049
   89,789,216    1,934,747,347   1,844,816,927    622,371,996     777,321,140    1,136,444,314   125,610,483     226,279,879
-----------------------------------------------------------------------------------------------------------------------------
 $ 68,469,911   $1,712,244,190  $1,793,445,968  $ 740,339,721   $ 858,510,251   $1,331,186,770  $192,067,926   $ 230,525,928
-----------------------------------------------------------------------------------------------------------------------------
     $531,699      $15,415,722              --     $8,405,581         $45,823      $(9,037,763)  $(5,017,595)       $382,813
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 STATEMENTS OF CHANGES IN NET ASSETS

                                 GOVERNMENT    INTERMEDIATE    LONG-TERM     MUNICIPAL      MORTGAGE
                                    MONEY      FIXED INCOME       BOND          BOND         BACKED
                                 INVESTMENTS    INVESTMENTS   INVESTMENTS   INVESTMENTS   INVESTMENTS
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss).. $  16,133,021  $  20,534,686  $ 11,029,638  $  2,146,299  $  7,810,784
 Net realized gain (loss)......        17,149     (1,169,275)      856,804       (46,971)      797,680
 Change in net unrealized
  appreciation (depreciation)..            --      7,249,156     8,391,452     2,039,916     3,179,443
-------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS.......    16,150,170     26,614,567    20,277,894     4,139,244    11,787,907
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 3):
 Net investment income.........   (16,124,859)   (20,477,022)  (12,361,043)   (2,026,872)   (8,289,597)
 Net realized gains............            --             --            --            --            --
-------------------------------------------------------------------------------------------------------
 DECREASE IN NET ASSETS FROM
  DISTRIBUTIONS TO
  SHAREHOLDERS.................   (16,124,859)   (20,477,022)  (12,361,043)   (2,026,872)   (8,289,597)
-------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE
 13):
 Net proceeds from sale of
  shares.......................   849,412,997    178,249,168    64,617,502    29,618,111    40,497,082
 Net asset value of shares
  issued for reinvestment of
  dividends....................    15,257,421     19,919,280    11,926,307     1,888,004     7,957,625
 Cost of shares reacquired.....  (754,144,058)  (116,264,487)  (57,318,892)  (28,079,489)  (36,312,247)
-------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN NET
  ASSETS
  FROM FUND SHARE TRANSACTIONS..  110,526,360     81,903,961    19,224,917     3,426,626    12,142,460
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS........................   110,551,671     88,041,506    27,141,768     5,538,998    15,640,770
NET ASSETS:
 Beginning of year.............   278,161,760    296,052,754   155,909,570    46,484,846   120,945,336
-------------------------------------------------------------------------------------------------------
 END OF YEAR*.................. $ 388,713,431  $ 384,094,260  $183,051,338  $ 52,023,844  $136,586,106
-------------------------------------------------------------------------------------------------------
 * Includes undistributed
   (overdistributed)
   net investment income of:...       $14,541       $394,501      $(32,905)     $106,548      $(27,733)
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                             FOR THE YEAR ENDED AUGUST 31, 1997

                  LARGE           LARGE           SMALL          SMALL                                       EMERGING
              CAPITALIZATION  CAPITALIZATION  CAPITALIZATION CAPITALIZATION INTERNATIONAL   INTERNATIONAL    MARKETS
 BALANCED      VALUE EQUITY       GROWTH       VALUE EQUITY      GROWTH         EQUITY      FIXED INCOME      EQUITY
INVESTMENTS    INVESTMENTS     INVESTMENTS     INVESTMENTS    INVESTMENTS    INVESTMENTS     INVESTMENTS   INVESTMENTS
------------------------------------------------------------------------------------------------------------------------
$ 1,666,045   $   29,404,265  $    7,747,208   $  8,447,670   $ (2,371,322) $    6,969,471  $  7,537,903   $    729,223
  5,264,500      244,358,130     105,324,426     92,675,669     44,824,875      14,500,638    (1,276,124)    15,314,024
  7,589,528      278,616,642     361,953,625     83,746,603     69,521,639      68,927,708    (8,280,279)       573,570
------------------------------------------------------------------------------------------------------------------------
 14,520,073      552,379,037     475,025,259    184,869,942    111,975,192      90,397,817    (2,018,500)    16,616,817
------------------------------------------------------------------------------------------------------------------------
   (896,711)     (44,380,995)     (8,125,928)    (8,311,896)            --     (11,115,301)   (8,003,880)      (236,637)
 (2,108,915)     (78,157,401)    (52,552,184)   (34,893,903)   (71,806,746)    (58,250,387)   (3,360,508)      (274,654)
------------------------------------------------------------------------------------------------------------------------
 (3,005,626)    (122,538,396)    (60,678,112)   (43,205,799)   (71,806,746)    (69,365,688)  (11,364,388)      (511,291)
------------------------------------------------------------------------------------------------------------------------
 57,807,959      530,407,629     591,793,419    227,999,744    551,796,474     661,640,439    41,905,980    252,363,354
  3,002,028      121,239,098      60,140,500     42,735,245     71,203,317      68,817,730    10,952,865        508,577
(32,816,005)    (659,190,672)   (426,880,873)  (268,911,207)  (380,170,033)   (458,775,551)  (43,275,876)  (140,187,007)
------------------------------------------------------------------------------------------------------------------------
 27,993,982       (7,543,945)    225,053,046      1,823,782    242,829,758     271,682,618     9,582,969    112,684,924
------------------------------------------------------------------------------------------------------------------------
 39,508,429      422,296,696     639,400,193    143,487,925    282,998,204     292,714,747    (3,799,919)   128,790,450
 50,280,787    1,512,450,651   1,205,416,734    478,884,071    494,322,936     843,729,567   129,410,402     97,489,429
------------------------------------------------------------------------------------------------------------------------
$89,789,216   $1,934,747,347  $1,844,816,927   $622,371,996   $777,321,140  $1,136,444,314  $125,610,483   $226,279,879
------------------------------------------------------------------------------------------------------------------------
   $940,268       $7,365,482      $5,133,450     $4,079,900        $81,771     $(4,434,527)  $(2,707,990)    $1,090,099
------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 NOTES TO FINANCIAL STATEMENTS
  1.  SIGNIFICANT ACCOUNTING POLICIES

  Consulting Group Capital Markets Funds ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of fourteen separate investment portfolios ("Portfolios"): Government Money Investments, High Yield Investments, Intermediate Fixed Income Investments, Long-Term Bond Investments, Municipal Bond Investments, Mortgage Backed Investments, Balanced Investments, Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, International Fixed Income Investments and Emerging Markets Equity Investments.

  The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at current quoted bid price; except for Government Money Investments, which values investments using the amortized cost method; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence subsequent to the time a value was so established is likely to have significantly changed the value then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees; securities traded in the over-the-counter market are valued on the basis of the bid price at the close of business on each day; certain debt securities of U.S. issuers (other than U.S. government securities and short-term investments) are valued at the mean between the quoted bid and ask prices; U.S. government agencies and obligations are valued at the mean between the bid and ask prices; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value;
(d) dividend income is recorded on the ex-dividend date except that foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; and interest income is recorded on an accrual basis;
(e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (h) each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At August 31, 1998, reclassifications were made to the capital accounts of the Intermediate Fixed Income Investments, Municipal Bond Investments, Mortgage Backed Investments, Balanced Investments, Large Capitalization Value Investments, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments and Emerging Markets Equity Investments to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of undistributed (overdistributed) net investment income amounting to $(933,271), $(12,577), $(4,475,857) and $2,685 was reclassified to paid-in capital for Intermediate Fixed Income Investments, Municipal Bond Investments, Small Capitalization Growth Investments and International Equity Investments, respectively. Net investment income, net realized gains and net assets were not affected by this adjustment; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

  Organization costs have been deferred and amortized on a straight line basis over a five-year period, beginning with each portfolio's respective commencement of operations. As of August 31, 1998, deferred organization costs had been fully amortized for all portfolios, except Emerging Markets Equity Investments.

  In addition, for Emerging Markets Equity Investments, organization costs have been deferred and are currently being amortized on a straight-line basis over a five year period, beginning with the commencement of operations in April 1994.

  In addition, certain portfolios may from time to time enter into futures contracts in order to hedge market risk. Also, certain portfolios may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

  2. INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS

  The Fund has entered into an investment management agreement ("Management Agreement") with Mutual Management Corp., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"). The Consulting Group ("Manager"), a division of MMC, provides investment evaluation services with respect to the investment advisors of the Fund. MMC has entered into an investment advisory agreement with each adviser selected for the Portfolios (collectively, "Advisors").

  Under the Management Agreement, each Portfolio pays MMC a fee, calculated daily and paid monthly, based on the rates applied to the value of each Portfolio's average daily net assets. In addition, MMC pays each Advisor, based on the rates applied to each respective Portfolio's average daily net assets on a monthly basis. The applicable management fee, advisory fee paid by MMC to each Advisor, and the Advisor for each Portfolio are indicated below:

                                                                                    ANNUAL
                                                                          ADVISOR MANAGEMENT
            PORTFOLIO                                  ADVISORS             FEE      FEE
--------------------------------------------------------------------------------------------
 Government Money Investments                  Standish, Ayer & Wood,      0.15%     0.15%
                                                Inc.

 High Yield Investments                        Alliance Capital            0.45      0.70
                                                Management L.P.

 Intermediate Fixed Income Investments         Standish, Ayer & Wood,
                                                Inc.
                                               on the first $500           0.20      0.40
                                                million
                                               on the amount over $500     0.15      0.40
                                                million

 Long-Term Bond Investments                    National Asset              0.20      0.40
                                                Management Corp.

 Municipal Bond Investments                    Smith Affiliated Capital    0.20      0.40
                                                Corp.

 Mortgage Backed Investments                   Atlantic Portfolio          0.25      0.50
                                                Analytics & Management,
                                                Inc.

 Balanced Investments                          Palley-Needelman Asset      0.30      0.60
                                                Management, Inc.

 Large Capitalization Value Equity Investments The Boston Co. Asset        0.30      0.60
                                                Management, Inc.
                                               Parametric Portfolio
                                                Associates:
                                               on the first $300           0.20      0.50
                                                million
                                               on the amount over $300     0.15      0.45
                                                million

 Large Capitalization Growth Investments       Provident Investment        0.30      0.60
                                                Counsel Inc.
                                               Barclays Global Fund        0.02      0.32
                                                Advisors

 Small Capitalization Value Equity Investments NFJ Investment Group

                                               on the first $450           0.50      0.80
                                                million
                                               on the amount over $450     0.45      0.75
                                                million
                                               David L. Babson & Co.,      0.50      0.80
                                                Inc.
                                               Mellon Capital              0.06      0.36
                                                Management Corp.

 Small Capitalization Growth Investments       Berger Associates, Inc.     0.50      0.80

                                               Wall Street Associates      0.50      0.80
                                               Mellon Capital              0.06      0.36
                                                Management Corp.
                                               Montgomery Asset            0.50      0.80
                                                Management, LLC
                                               Westpeak Investment         0.50      0.80
                                                Advisors, L.P.

 International Equity Investments              Oechsle International       0.40      0.70
                                                Advisors, LLC

                                               State Street Global         0.07      0.37
                                                Advisors

 International Fixed Income Investments        Julius Baer Investments     0.25      0.50
                                                Management Inc.

 Emerging Markets Equity Investments           AIB Govett, Inc.            0.60      0.90
                                               State Street Global         0.60      0.90
                                                Advisors
                                               Baring Asset Management,    0.60      0.90
                                                Inc.
--------------------------------------------------------------------------------------------

  MMC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets of each respective Portfolio. This fee is calculated daily and paid monthly.

  For the year ended August 31, 1998, the following fees were waived:

                                                  TOTAL
PORTFOLIO                                      FEE WAIVERS MANAGER ADMINISTRATOR
--------------------------------------------------------------------------------
Government Money Investments..................  $250,798       --    $250,798
High Yield Investments........................    61,119    47,537     13,582
Mortgage Backed Investments...................   185,737   133,679     52,058
--------------------------------------------------------------------------------

  In addition, for High Yield Investments, the manager and administrator reimbursed Fund expenses in the amount of $19,336 and $5,424, respectively, for the period ended August 31, 1998.

  For the year ended August 31, 1998, Smith Barney Inc. ("SB"), another subsidiary of SSBH, received brokerage commissions of approximately $640,000. Salomon Brothers, Inc., also a subsidiary of SSBH, received brokerage commissions of approximately $88,000 for the year ended August 31, 1998.

  All officers and one Trustee of the Fund are employees of SB.

  3. EXEMPT-INTEREST DIVIDENDS AND OTHER DIVIDENDS

  Municipal Bond Investments intends to satisfy conditions that will enable interest from municipal securities, which are exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the portfolio.

  Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. Additional taxable distributions may be made if necessary to avoid a Federal excise tax.

  4. INVESTMENTS

  During the year ended August 31, 1998, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

      PORTFOLIO                                     PURCHASES        SALES
-------------------------------------------------------------------------------
High Yield Investments........................... $   77,825,316 $    4,831,844
Intermediate Fixed Income Investments............    491,602,497    274,632,991
Long-Term Bond Investments.......................    108,199,994    146,127,323
Municipal Bond Investments.......................    115,517,473     97,484,146
Mortgage Backed Investments......................    359,851,930    318,828,508
Balanced Investments.............................     46,903,733     58,966,872
Large Capitalization Value Equity Investments....  1,094,070,923  1,297,923,700
Large Capitalization Growth Investments..........    724,907,897    880,170,533
Small Capitalization Value Equity Investments....    747,928,185    485,340,992
Small Capitalization Growth Investments..........  1,235,919,050    913,539,744
International Equity Investments.................    809,040,328    555,603,048
International Fixed Income Investments...........    335,994,436    282,796,428
Emerging Markets Equity Investments..............    513,108,898    330,159,283
-------------------------------------------------------------------------------

  At August 31, 1998, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                 NET UNREALIZED
                                                                  APPRECIATION
      PORTFOLIO                      APPRECIATON  DEPRECIATION   (DEPRECIATION)
-------------------------------------------------------------------------------
High Yield Investments.............  $    257,490 $  (2,557,398) $  (2,299,908)
Intermediate Fixed Income Invest-
 ments.............................    11,256,149    (4,803,128)     6,453,021
Long-Term Bond Investments.........    13,658,661       (10,286)    13,648,375
Municipal Bond Investments.........     1,454,883       (11,893)     1,442,990
Mortgage Backed Investments........     2,525,412      (192,020)     2,333,392
Balanced Investments...............     7,749,662    (5,640,199)     2,109,463
Large Capitalization Value Equity
 Investments.......................   297,265,802  (141,674,957)   155,590,845
Large Capitalization Growth Invest-
 ments.............................   653,372,010   (80,086,045)   573,285,965
Small Capitalization Value Equity
 Investments.......................    34,906,235  (174,342,386)  (139,436,151)
Small Capitalization Growth Invest-
 ments.............................    53,853,053  (270,225,641)  (216,372,589)
International Equity Investments...   249,880,466  (188,538,699)    61,341,767
International Fixed Income Invest-
 ments.............................     5,972,757    (2,854,675)     3,118,082
Emerging Markets Equity Invest-
 ments.............................     2,720,058  (112,938,488)  (110,218,430)
-------------------------------------------------------------------------------

  5. FUTURES CONTRACTS

  Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract.

  The Portfolio enters into such contracts to hedge a portion of its portfolio. The Portfolio bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

  At August 31, 1998, Large Capitalization Growth Investments, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments and Emerging Markets Equity Investments had the following open futures contracts:

LARGE CAPITALIZATION GROWTH INVESTMENTS

                           # OF                  BASIS       MARKET     UNREALIZED
PURCHASED CONTRACTS      CONTRACTS EXPIRATION    VALUE        VALUE        LOSS
------------------------------------------------------------------------------------
Mid Cap 400 Index.......      3       9/98    $   541,800  $   422,175  $  (119,625)
S&P 500 Index...........     19       9/98      5,222,075    4,531,500     (690,575)
------------------------------------------------------------------------------------
TOTAL...................                      $ 5,763,875  $ 4,953,675  $  (810,200)
------------------------------------------------------------------------------------

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

                           # OF                  BASIS       MARKET     UNREALIZED
PURCHASED CONTRACTS      CONTRACTS EXPIRATION    VALUE        VALUE        LOSS
------------------------------------------------------------------------------------
Russell 2000 Index......     35       9/98    $ 7,851,050  $ 5,888,750  $(1,962,300)
------------------------------------------------------------------------------------

SMALL CAPITALIZATION GROWTH INVESTMENTS

                           # OF                  BASIS       MARKET     UNREALIZED
PURCHASED CONTRACTS      CONTRACTS EXPIRATION    VALUE        VALUE        LOSS
------------------------------------------------------------------------------------
Russell 2000 Index......     57       9/98    $10,881,025  $ 9,590,250  $(1,290,775)
------------------------------------------------------------------------------------

INTERNATIONAL EQUITY INVESTMENTS

                           # OF                  BASIS       MARKET     UNREALIZED
                         CONTRACTS EXPIRATION    VALUE        VALUE     GAIN (LOSS)
------------------------------------------------------------------------------------
PURCHASED CONTRACTS:
OMX Index Future........    461       9/98    $ 4,106,520  $ 3,770,279  $  (336,241)
Hang Seng Stock Index
 Future.................     16       9/98        789,243      722,655      (66,588)
Australian ALL Ordi-
 naries.................    102       9/98      3,869,525    3,603,163     (266,362)
IBEX 35 PLUS............     57       9/98      3,879,171    3,146,580     (732,591)
London Financial Times
 Stock Exchange 100.....     80       9/98      7,774,259    7,039,636     (734,623)
Marche A Terme Interna-
 tional de France Cac
 40.....................     39       9/98      1,328,160    1,207,614     (120,546)
MIB 30..................     31       9/98      6,126,718    5,577,279     (549,439)
------------------------------------------------------------------------------------
                                               27,873,596   25,067,206   (2,806,390)
------------------------------------------------------------------------------------
SOLD CONTRACTS:
OMX Index Future........     14       9/98       (111,513)    (114,499)      (2,986)
Deutsche Terminboerse
 DAX....................      5       9/98     (1,486,589)  (1,368,302)     118,287
Osaka Securities Ex-
 change Nikkei 300......     99       9/98     (1,569,482)  (1,520,866)      48,616
------------------------------------------------------------------------------------
                                               (3,167,584)  (3,003,667)     163,917
------------------------------------------------------------------------------------
TOTAL...................                                                $(2,642,473)
------------------------------------------------------------------------------------

EMERGING MARKETS EQUITY INVESTMENTS

                            # OF                 BASIS      MARKET   UNREALIZED
PURCHASED CONTRACTS       CONTRACTS EXPIRATION   VALUE      VALUE       LOSS
-------------------------------------------------------------------------------
SMX Taiwan IX Future.....     86       9/98    $2,187,800 $2,064,000 $(123,800)
-------------------------------------------------------------------------------

  6. FOREIGN SECURITIES

  International Equity Investments, International Fixed Income Investments and Emerging Markets Equity Investments invest in foreign securities which may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest and/or a dividend in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

  7. FORWARD FOREIGN CURRENCY CONTRACTS

  At August 31, 1998, International Equity Investments, International Fixed Income Investments and Emerging Markets Equity Investments had the following open forward foreign currency contracts. The Portfolios bear the market risk that arises from changes in foreign currency exchange rates. The unrealized gain (loss) on the contracts reflected in the accompanying financial statements were as follows:

INTERNATIONAL EQUITY INVESTMENTS

                                 LOCAL         MARKET    SETTLEMENT UNREALIZED
FOREIGN CURRENCY                CURRENCY       VALUE        DATE    GAIN (LOSS)
--------------------------------------------------------------------------------
TO SELL:
Australian Dollar...........         43,548 $     24,923  9/01/98   $       187
Australian Dollar...........        282,723      161,807  9/03/98        (4,500)
Australian Dollar...........        345,211      197,573  9/04/98        (1,839)
Australian Dollar...........      1,500,000      858,488  9/04/98        61,581
Australian Dollar...........        882,000      504,791  9/04/98        49,157
Australian Dollar...........        843,000      482,470  9/04/98        26,524
Australian Dollar...........        480,000      274,716  9/04/98         8,868
Belgian Franc...............     24,000,000      659,852  9/01/98        (9,622)
British Pound...............        600,000    1,004,487  9/04/98        (6,477)
British Pound...............      4,600,000    7,701,068  9/04/98      (100,028)
British Pound...............      3,397,000    5,687,071  9/04/98       (97,648)
British Pound...............      1,400,000    2,343,803  9/04/98       (41,083)
British Pound...............         51,000       85,381  9/04/98        (2,292)
British Pound...............        700,000    1,171,901  9/04/98       (41,402)
British Pound...............        800,000    1,339,316  9/04/98       (44,412)
British Pound...............        280,000      468,760  9/04/98        (9,785)
French Franc................     15,000,000    2,538,663  9/04/98       (76,175)
French Franc................     10,823,000    1,831,730  9/04/98       (20,349)
French Franc................      1,500,000      253,866  9/04/98        (3,750)
French Franc................      1,614,000      273,160  9/04/98          (341)
French Franc................      4,700,000      795,448  9/04/98        (9,114)
French Franc................      5,400,000      913,918  9/04/98       (17,237)
German Mark.................     10,150,000    5,756,999  9/04/98       (25,774)
German Mark.................      2,800,000    1,588,137  9/04/98       (26,248)
German Mark.................      3,400,000    1,928,452  9/04/98       (11,988)
German Mark.................     10,369,000    5,881,214  9/04/98       (63,124)
German Mark.................      1,355,000      768,545  9/04/98       (11,012)
German Mark.................      5,000,000    2,835,960  9/04/98       (21,160)
German Mark.................        990,000      561,520  9/04/98          (582)
German Mark.................      8,800,000    4,991,289  9/04/98       (54,680)
German Mark.................      5,100,000    2,892,679  9/04/98       (49,553)
German Mark.................        340,000      192,845  9/04/98        (3,609)
Hong Kong Dollar............      3,681,899      474,964  9/01/98           119
Italian Lira................  2,600,000,000    1,491,877  9/04/98       (43,006)

                               LOCAL         MARKET    SETTLEMENT  UNREALIZED
FOREIGN CURRENCY              CURRENCY       VALUE        DATE    GAIN (LOSS)
-------------------------------------------------------------------------------
Italian Lira..............  1,598,837,000 $    917,411   9/04/98  $     (9,115)
Italian Lira..............    430,000,000      246,733   9/04/98        (3,341)
Italian Lira..............  1,300,000,000      745,938   9/04/98        (7,542)
Italian Lira..............    700,000,000      401,659   9/04/98        (6,882)
Japanese Yen..............     35,040,163      248,213   9/01/98        (3,176)
Japanese Yen..............  8,166,000,000   58,568,563  11/25/98    (1,289,427)
Japanese Yen..............    120,000,000      850,408   9/04/98        26,625
Japanese Yen..............    800,000,000    5,669,386   9/04/98        66,614
Japanese Yen..............    701,440,000    4,970,918   9/04/98        76,139
Japanese Yen..............     92,000,000      651,979   9/04/98         1,522
Japanese Yen..............     70,000,000      496,071   9/04/98       (10,230)
Japanese Yen..............    220,000,000    1,559,081   9/04/98       (39,849)
Japanese Yen..............    180,000,000    1,275,612   9/04/98       (42,946)
Japanese Yen..............    140,000,000      992,142   9/04/98       (18,467)
Japanese Yen..............     70,000,000      496,071   9/04/98       (11,977)
Netherland Guilder........      5,000,000    2,512,595   9/01/98       (37,347)
New Zealand Dollar........     13,591,000    6,736,852   9/03/98       265,910
Spanish Peseta............    206,985,000    1,382,231   9/04/98       (15,498)
Spanish Peseta............     30,000,000      200,337   9/04/98        (2,930)
Spanish Peseta............     50,000,000      333,896   9/04/98        (5,489)
Swedish Krona.............      5,654,000      699,129   9/04/98        13,051
Swiss Franc...............      3,800,000    2,627,690   9/01/98       (42,833)
-------------------------------------------------------------------------------
                                           151,520,588              (1,747,542)
-------------------------------------------------------------------------------
TO BUY:
Australian Dollar.........      2,000,000    1,144,611   9/01/98        20,610
Australian Dollar.........      9,630,000    5,511,499   9/04/98      (421,639)
Australian Dollar.........      1,040,000      595,219   9/04/98       (52,388)
Australian Dollar.........        520,000      297,610   9/04/98       (28,898)
British Pound.............      5,784,534    9,684,151   9/04/98       136,198
British Pound.............        266,980      446,963   9/04/98        (1,384)
British Pound.............      8,180,000   13,694,508   9/04/98       361,108
British Pound.............      2,500,000    4,185,363   9/04/98        15,863
British Pound.............        835,000    1,397,911   9/04/98         8,387
British Pound.............      1,800,000    3,013,461   9/04/98        53,541
British Pound.............      2,300,000    3,850,534   9/04/98        96,543
British Pound.............      1,000,000    1,674,145   9/04/98        49,295
British Pound.............        500,000      837,072   9/04/98        24,947
French Franc..............     10,374,819    1,758,548   9/30/98        38,584
French Franc..............      4,714,521      799,119   9/30/98        (1,078)
French Franc..............      5,899,930    1,000,047   9/30/98        (1,621)
French Franc..............     20,000,000    3,384,885   9/04/98        17,882
French Franc..............     27,200,000    4,603,443   9/04/98        30,978
German Mark...............      9,600,000    5,445,043   9/04/98        58,443
German Mark...............      2,100,000    1,191,103   9/04/98        20,861
German Mark...............     18,700,000   10,606,490   9/04/98        70,686
German Mark...............      2,500,000    1,417,980   9/04/98        18,987
Italian Lira.............. 11,910,000,000    6,833,948   9/04/98        39,881
Italian Lira..............  2,400,000,000    1,377,118   9/04/98        13,985
Italian Lira..............  3,137,300,000    1,800,180   9/04/98        11,628
Japanese Yen..............    163,868,100    1,160,788   9/01/98        10,675
Japanese Yen..............     90,056,250      638,021   9/02/98         3,777
Japanese Yen..............    120,696,399      855,220   9/03/98        (1,159)
Japanese Yen..............    871,000,000    6,172,544   9/04/98      (185,119)
Japanese Yen..............    350,000,000    2,480,356   9/04/98      (152,212)
Japanese Yen..............    160,000,000    1,133,877   9/04/98       (19,442)
Japanese Yen..............     46,000,000      325,989   9/04/98        (6,885)
Japanese Yen..............    594,800,000    4,215,189   9/04/98        88,073
Japanese Yen..............    120,000,000      850,408   9/04/98        19,613
Portuguese Escudo.........     96,000,000      531,491   9/01/98         7,503
Spanish Peseta............    110,000,000      734,506   9/01/98        10,536
Spanish Peseta............  1,026,000,000    6,851,559   9/04/98        47,845
Spanish Peseta............    100,000,000      667,793   9/04/98         8,597
Swedish Krona.............     38,300,000    4,735,878   9/04/98      (193,339)
-------------------------------------------------------------------------------
                                           117,904,570                 219,862
-------------------------------------------------------------------------------
TOTAL UNREALIZED LOSS ON
 FORWARD
 FOREIGN CURRENCY CON-
 TRACTS...................                                        $ (1,527,680)
-------------------------------------------------------------------------------

INTERNATIONAL FIXED INCOME INVESTMENTS

                                    LOCAL       MARKET   SETTLEMENT UNREALIZED
FOREIGN CURRENCY                  CURRENCY      VALUE       DATE    GAIN (LOSS)
-------------------------------------------------------------------------------
TO SELL:
New Zealand Dollar.............     6,330,000 $3,137,685   9/03/98   $ 122,265
-------------------------------------------------------------------------------
                                               3,137,685               122,265
-------------------------------------------------------------------------------
TO BUY:
Australian Dollar..............     4,197,409  2,402,199   9/01/98      34,861
German Mark....................     5,817,413  3,299,390   9/03/98      39,440
New Zealand Dollar.............     7,910,249  3,921,030   9/02/98      48,963
-------------------------------------------------------------------------------
                                               9,622,619               123,264
-------------------------------------------------------------------------------
CROSS FORWARDS:
TO SELL:
Australian Dollar..............    13,861,000  7,933,965   9/14/98     342,292
Australian Dollar..............    11,938,000  6,833,496   9/17/98     275,809
British Pound..................     6,837,000 11,446,131   9/04/98    (260,013)
British Pound..................     1,031,975  1,727,676   9/04/98     (37,273)
British Pound..................     4,950,000  8,287,019   9/04/98    (211,250)
British Pound..................    11,889,000 19,893,111   9/14/98    (494,604)
New Zealand Dollar.............     7,910,000  3,919,669  10/02/98     (23,971)
German Mark                        10,336,070  5,878,852  10/20/98     (38,512)
-------------------------------------------------------------------------------
                                              65,919,919              (447,522)
-------------------------------------------------------------------------------
TO BUY:
German Mark....................    14,704,858  8,345,551   9/14/98      69,294
German Mark....................    12,654,280  7,183,083   9/17/98      73,778
German Mark....................    19,799,952 11,230,375   9/04/98      44,257
German Mark....................     2,955,605  1,699,083   9/04/98       8,680
German Mark....................    14,554,609  8,255,258   9/04/98     179,489
German Mark....................    34,525,656 19,594,587   9/14/98     196,081
German Mark....................     6,913,340  3,927,868  10/02/98      32,171
Greek Drachma.................. 1,750,000,000  5,681,511  10/20/98    (158,829)
-------------------------------------------------------------------------------
                                              65,917,316               444,921
-------------------------------------------------------------------------------
TOTAL UNREALIZED GAIN ON
 FORWARD
 FOREIGN CURRENCY CONTRACTS....                                      $ 242,928
-------------------------------------------------------------------------------

EMERGING MARKETS EQUITY INVESTMENTS

                                      LOCAL      MARKET   SETTLEMENT UNREALIZED
FOREIGN CURRENCY                     CURRENCY    VALUE       DATE       LOSS
-------------------------------------------------------------------------------
TO SELL:
South African Rand.................  9,345,727 $1,453,803  9/01/98   $ (21,135)
South African Rand................. 10,004,446  1,556,273  9/01/98     (50,712)
South African Rand.................  5,190,823    807,475  9/01/98      (5,803)
-------------------------------------------------------------------------------
TOTAL UNREALIZED LOSS ON FORWARD
 FOREIGN CURRENCY CONTRACTS........                                  $ (77,650)
-------------------------------------------------------------------------------

  8. REPURCHASE AGREEMENTS

  The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

  9. CAPITAL LOSS CARRYFORWARD

  At August 31, 1998, the Fund had, for Federal income tax purposes, approximately the following unused capital loss carryforwards available to offset future capital gains expiring on August 31 of the years below:

PORTFOLIO                    TOTAL       2003       2004      2005      2006
--------------------------------------------------------------------------------
Government Money Invest-
 ments..................  $    22,000 $   14,000 $    8,000 $     -- $        --
Intermediate Fixed In-
 come Investments.......    4,800,000  2,565,000  1,462,000  773,000          --
Municipal Bond Invest-
 ments..................       43,000         --         --   43,000          --
Emerging Markets Equity
 Investments............   11,527,000         --         --       --  11,527,000
--------------------------------------------------------------------------------

  To the extent that these capital carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

  10. SECURITIES TRADED ON A TO-BE-ANNOUNCED BASIS

  The Fund may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

  As of August 31, 1998, Mortgage Backed Investments held one TBA security with a cost of $8,215,000.

  11. SHORT SALES OF SECURITIES

  A short sale is a transaction in which the Portfolio sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Portfolio may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Portfolio for the short sale are retained by the broker until the Portfolio replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

  As of August 31, 1998, there were no open short sale transactions.

  12. LENDING OF PORTFOLIO SECURITIES

  The Portfolios have an agreement with the custodian whereby the custodian may lend securities owned by the Portfolios to brokers, dealers and other financial organizations. Fees earned by the Portfolios on securities lending are recorded in interest income. Loans of securities by the Portfolios are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount equal to the current market value of the loaned securities, plus a margin depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account.

  At August 31, 1998, the Portfolios listed below have securities on loan. The market value for the securities on loan was as follows:

PORTFOLIO                                                             VALUE
-------------------------------------------------------------------------------
Long-Term Bond Investments........................................ $  1,662,022
Balanced Investments..............................................   11,132,167
Large Capitalization Value Equity Investments.....................  310,237,066
Large Capitalization Growth Investments...........................  257,461,883
Small Capitalization Value Equity Investments.....................   45,174,093
Small Capitalization Growth Investments...........................  139,053,380
International Equity Investments..................................  103,926,238
International Fixed Income Investments............................   12,933,235
Emerging Markets Equity Investments...............................    4,478,037
-------------------------------------------------------------------------------

  At August 31, 1998, the collateral held for the securities on loan was as follows:

LONG-TERM BOND INVESTMENTS

SECURITY DESCRIPTION                                                   VALUE
-------------------------------------------------------------------------------
TIME DEPOSITS:
Banco Bilboa Vizcaya, 5.812% due 9/1/98............................. $  244,327
Bank Brussels Lambert, 5.812% due 9/1/98............................    500,291
Societe Generale, 5.812% due 9/1/98.................................    244,327
Svenska Handelsbanken, 5.812% due 9/1/98............................    268,914
Westdeutsche Landesbank, 5.812% due 9/1/98..........................    209,423
REPURCHASE AGREEMENT:
Morgan Stanley, 5.810% due 9/1/98...................................    283,717
-------------------------------------------------------------------------------
TOTAL .............................................................. $1,750,999
-------------------------------------------------------------------------------

BALANCED INVESTMENTS

SECURITY DESCRIPTION                                                   VALUE
-------------------------------------------------------------------------------
TIME DEPOSITS:
Banco Bilboa Vizcaya, 5.812% due 9/1/98............................ $ 1,729,920
Bank Brussels Lambert, 5.812% due 9/1/98...........................   3,542,227
Societe Generale, 5.812% due 9/1/98................................   1,729,920
Svenska Handelsbanken, 5.812% due 9/1/98...........................   1,904,001
Westdeutsche Landesbank, 5.812% due 9/1/98.........................   1,482,789
REPURCHASE AGREEMENT:
Morgan Stanley, 5.810% due 9/1/98..................................   2,008,812
-------------------------------------------------------------------------------
TOTAL ............................................................. $12,397,669
-------------------------------------------------------------------------------

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

SECURITY DESCRIPTION                                                  VALUE
-------------------------------------------------------------------------------
TIME DEPOSITS:
Banco Bilboa Vizcaya, 5.812% due 9/1/98........................... $ 47,041,507
Bank Brussels Lambert, 5.812% due 9/1/98..........................   96,267,434
Societe Generale, 5.812% due 9/1/98...............................   47,014,197
Svenska Handelsbanken, 5.812% due 9/1/98..........................   51,745,201
Westdeutsche Landesbank, 5.812% due 9/1/98........................   40,297,883
REPURCHASE AGREEMENT:
Morgan Stanley, 5.810% due 9/1/98.................................   54,593,662
SMM Trust, 5.625% due 3/5/99......................................    1,572,662
-------------------------------------------------------------------------------
TOTAL ............................................................ $338,532,546
-------------------------------------------------------------------------------

LARGE CAPITALIZATION GROWTH INVESTMENTS

SECURITY DESCRIPTION                                                  VALUE
-------------------------------------------------------------------------------
TIME DEPOSITS:
Banco Bilboa Vizcaya, 5.812% due 9/1/98........................... $ 39,984,369
Bank Brussels Lambert, 5.812% due 9/1/98..........................   81,872,982
Societe Generale, 5.812% due 9/1/98...............................   39,984,369
Svenska Handelsbanken, 5.812% due 9/1/98..........................   44,007,965
Westdeutsche Landesbank, 5.812% due 9/1/98........................   34,272,315
REPURCHASE AGREEMENT:
Morgan Stanley, 5.810% due 9/1/98.................................   46,430,508
Societe Generale-YKCD, 5.850% due 12/17/98........................    6,402,077
-------------------------------------------------------------------------------
TOTAL ............................................................ $292,954,585
-------------------------------------------------------------------------------

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

SECURITY DESCRIPTION                                                   VALUE
-------------------------------------------------------------------------------
TIME DEPOSITS:
Banco Bilboa Vizcaya, 5.812% due 9/1/98............................ $ 7,147,187
Bank Brussels Lambert, 5.812% due 9/1/98...........................  14,634,755
Societe Generale, 5.812% due 9/1/98................................   7,147,187
Svenska Handelsbanken, 5.812% due 9/1/98...........................   7,866,402
Westdeutsche Landesbank, 5.812% due 9/1/98.........................   6,126,160
REPURCHASE AGREEMENT:
Morgan Stanley, 5.810% due 9/1/98..................................   8,299,430
-------------------------------------------------------------------------------
TOTAL ............................................................. $51,221,121
-------------------------------------------------------------------------------

SMALL CAPITALIZATION GROWTH INVESTMENTS

SECURITY DESCRIPTION                                                  VALUE
-------------------------------------------------------------------------------
TIME DEPOSITS:
Banco Bilboa Vizcaya, 5.812% due 9/1/98........................... $ 22,872,193
Bank Brussels Lambert, 5.812% due 9/1/98..........................   46,833,670
Societe Generale, 5.812% due 9/1/98...............................   22,872,192
Svenska Handelsbanken, 5.812% due 9/1/98..........................   25,173,805
Westdeutsche Landesbank, 5.812% due 9/1/98........................   19,604,737
REPURCHASE AGREEMENT:
Morgan Stanley, 5.810% due 9/1/98.................................   26,559,568
-------------------------------------------------------------------------------
TOTAL ............................................................ $163,916,165
-------------------------------------------------------------------------------

INTERNATIONAL EQUITY INVESTMENTS

SECURITY DESCRIPTION                                                  VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS:
Bear, Stearns & Co., 5.940% due 9/1/98............................ $ 21,332,969
J.P. Morgan Securities, 5.898% due 9/1/98.........................    4,571,351
J.P. Morgan Securities, 5.813% due 9/1/98.........................   16,761,619
Morgan Stanley, 5.813% due 9/1/98.................................   21,332,969
NationsBanc Montgomery Securities, Inc., 5.863% due 9/1/98........   14,456,683
CS First Boston, 5.893% due 9/1/98................................   21,332,969
Merrill Lynch Securities/MLPFS, 5.920% due 9/1/98.................    9,752,215
-------------------------------------------------------------------------------
TOTAL ............................................................ $109,540,775
-------------------------------------------------------------------------------

INTERNATIONAL FIXED INCOME INVESTMENTS

SECURITY DESCRIPTION                                                   VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS:
Bear, Stearns & Co., 5.940% due 9/1/98............................. $ 2,719,730
J.P. Morgan Securities, 5.898% due 9/1/98..........................     582,799
J.P. Morgan Securities, 5.813% due 9/1/98..........................   2,136,931
Morgan Stanley, 5.813% due 9/1/98..................................   2,719,730
NationsBanc Montgomery Securities, Inc., 5.863% due 9/1/98.........   1,843,075
CS First Boston, 5.893% due 9/1/98.................................   2,719,730
Merrill Lynch Securities/MLPFS, 5.920% due 9/1/98..................   1,243,305
-------------------------------------------------------------------------------
TOTAL ............................................................. $13,965,300
-------------------------------------------------------------------------------

EMERGING MARKETS EQUITY INVESTMENTS

SECURITY DESCRIPTION                                                   VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS:
Bear Stearns & Co., 5.940% due 9/1/98............................... $1,113,048
J.P. Morgan Securities, 5.898% due 9/1/98...........................    238,510
J.P. Morgan Securities, 5.813% due 9/1/98...........................    874,538
Morgan Stanley, 5.813% due 9/1/98...................................  1,113,049
NationsBanc Montgomery Securities, Inc. 5.863% due 9/1/98...........    754,278
CS First Boston Corp., 5.893% due 9/1/98............................  1,113,049
Merrill Lynch Securities/MLPFS, 5.920% due 9/1/98...................    508,822
-------------------------------------------------------------------------------
TOTAL .............................................................. $5,715,294
-------------------------------------------------------------------------------

  Interest income earned by the Portfolios from securities lending for the year ended August 31, 1998 was as follows:

PORTFOLIO                                                              VALUE
-------------------------------------------------------------------------------
Long-Term Bond Investments.......................................... $   10,224
Balanced Investments................................................      7,106
Large Capitalization Value Equity Investments.......................     84,859
Large Capitalization Growth Investments.............................    306,529
Small Capitalization Value Equity Investments.......................    185,243
Small Capitalization Growth Investments.............................    528,467
International Equity Investments....................................    341,050
International Fixed Income Investments..............................      9,364
Emerging Markets Equity Investments.................................     45,135
-------------------------------------------------------------------------------

  13. SHARES OF BENEFICIAL INTEREST

  At August 31, 1998, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Transactions in shares were as follows:

                                                   YEAR ENDED       YEAR ENDED
                                                 AUGUST 31, 1998  AUGUST 31,1997
--------------------------------------------------------------------------------
GOVERNMENT MONEY INVESTMENTS
Shares sold.....................................  1,099,355,642     849,412,997
Shares issued on reinvestment...................     20,711,995      15,257,421
Shares redeemed................................. (1,133,072,640)   (754,144,058)
--------------------------------------------------------------------------------
Net Increase (Decrease).........................    (13,005,003)    110,526,360
--------------------------------------------------------------------------------
HIGH YIELD INVESTMENTS+
Shares sold.....................................     10,454,792              --
Shares issued on reinvestment...................             --              --
Shares redeemed.................................       (756,251)             --
--------------------------------------------------------------------------------
Net Increase....................................      9,698,541              --
--------------------------------------------------------------------------------
INTERMEDIATE FIXED INCOME INVESTMENTS
Shares sold.....................................     39,095,291      22,229,780
Shares issued on reinvestment...................      3,436,532       2,480,980
Shares redeemed.................................    (20,002,052)    (14,456,187)
--------------------------------------------------------------------------------
Net Increase....................................     22,529,771      10,254,573
--------------------------------------------------------------------------------
LONG-TERM BOND INVESTMENTS
Shares sold.....................................      8,276,150       8,150,525
Shares issued on reinvestment...................      1,145,844       1,232,102
Shares redeemed.................................    (14,181,520)     (7,024,609)
--------------------------------------------------------------------------------
Net Increase (Decrease).........................     (4,759,526)      2,358,018
--------------------------------------------------------------------------------
MUNICIPAL BOND INVESTMENTS
Shares sold.....................................      4,417,346       3,511,017
Shares issued on reinvestment...................        304,118         222,819
Shares redeemed.................................     (2,627,627)     (3,327,179)
--------------------------------------------------------------------------------
Net Increase....................................      2,093,837         406,657
--------------------------------------------------------------------------------

                                                   YEAR ENDED      YEAR ENDED
                                                 AUGUST 31, 1998 AUGUST 31,1997
-------------------------------------------------------------------------------
MORTGAGE BACKED INVESTMENTS
Shares sold.....................................     7,358,796      5,117,755
Shares issued on reinvestment...................     1,082,069      1,008,056
Shares redeemed.................................    (6,399,337)    (4,592,708)
-------------------------------------------------------------------------------
Net Increase....................................     2,041,528      1,533,103
-------------------------------------------------------------------------------
BALANCED INVESTMENTS
Shares sold.....................................     2,452,497      5,179,672
Shares issued on reinvestment...................       533,922        275,077
Shares redeemed.................................    (4,163,618)    (3,006,395)
-------------------------------------------------------------------------------
Net Increase (Decrease).........................    (1,177,199)     2,448,354
-------------------------------------------------------------------------------
LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
Shares sold.....................................    52,068,976     40,317,277
Shares issued on reinvestment...................    24,136,034      9,591,013
Shares redeemed.................................   (66,567,000)   (51,090,285)
-------------------------------------------------------------------------------
Net Increase (Decrease).........................     9,638,010     (1,181,995)
-------------------------------------------------------------------------------
LARGE CAPITALIZATION GROWTH INVESTMENTS
Shares sold.....................................    35,772,274     38,837,237
Shares issued on reinvestment...................     7,127,231      4,117,121
Shares redeemed.................................   (46,046,208)   (28,169,117)
-------------------------------------------------------------------------------
Net Increase (Decrease).........................    (3,146,703)    14,785,241
-------------------------------------------------------------------------------
SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
Shares sold.....................................    34,807,977     18,547,348
Shares issued on reinvestment...................     7,115,568      3,718,417
Shares redeemed.................................   (18,387,418)   (22,282,636)
-------------------------------------------------------------------------------
Net Increase (Decrease).........................    23,536,127        (16,871)
-------------------------------------------------------------------------------
SMALL CAPITALIZATION GROWTH INVESTMENTS
Shares sold.....................................    48,873,021     33,405,849
Shares issued on reinvestment...................     3,703,449      4,411,506
Shares redeemed.................................   (28,168,884)   (23,101,137)
-------------------------------------------------------------------------------
Net Increase....................................    24,407,586     14,716,218
-------------------------------------------------------------------------------
INTERNATIONAL EQUITY INVESTMENTS
Shares sold.....................................   101,615,910     62,969,435
Shares issued on reinvestment...................     3,453,743      6,670,111
Shares redeemed.................................   (87,476,593)   (43,209,206)
-------------------------------------------------------------------------------
Net Increase....................................    17,593,060     26,430,340
-------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME INVESTMENTS
Shares sold.....................................    13,226,395      4,814,720
Shares issued on reinvestment...................     1,390,114      1,243,385
Shares redeemed.................................    (6,892,220)    (4,960,070)
-------------------------------------------------------------------------------
Net Increase....................................     7,724,289      1,098,035
-------------------------------------------------------------------------------
EMERGING MARKETS EQUITY INVESTMENTS
Shares sold.....................................    56,262,428     27,633,350
Shares issued on reinvestment...................     2,227,431         59,448
Shares redeemed.................................   (30,029,010)   (14,865,187)
-------------------------------------------------------------------------------
Net Increase....................................    28,460,849     12,827,611
-------------------------------------------------------------------------------

+ For the period from July 13, 1998 (commencement of operations) to August 31,
  1998.

 FINANCIAL HIGHLIGHTS
FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

GOVERNMENT MONEY INVESTMENTS      1998       1997      1996      1995      1994
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF YEAR....................     $1.00      $1.00     $1.00     $1.00     $1.00
--------------------------------------------------------------------------------
 Net investment income(1)...      0.05       0.05      0.05      0.05      0.03
 Dividends from net invest-
  ment income...............     (0.05)     (0.05)    (0.05)    (0.05)    (0.03)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR.......................     $1.00      $1.00     $1.00     $1.00     $1.00
--------------------------------------------------------------------------------
TOTAL RETURN................      5.10%      4.98%     5.02%     5.24%     3.10%
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S).....................  $375,761   $388,713  $278,162  $241,590  $184,656
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET AS-
 SETS:
 Expenses(1)................      0.60%      0.60%     0.60%     0.60%     0.55%
 Net investment income......      4.99       4.91      4.93      5.14      3.16
--------------------------------------------------------------------------------
HIGH YIELD INVESTMENTS         1998(2)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF PERIOD..................     $8.00
--------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERA-
 TIONS:
 Net investment income(1)...      0.05
 Net realized and unrealized
  loss......................     (0.16)
--------------------------------------------------------------------------------
Total Loss From Operations..     (0.11)
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income......       --
 Net realized gains.........       --
--------------------------------------------------------------------------------
Total Distributions.........       --
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PE-
 RIOD.......................     $7.89
--------------------------------------------------------------------------------
TOTAL RETURN++..............     (1.38)%
--------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
 (000S).....................   $76,557
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET AS-
 SETS+:
 Expenses(1)................      1.20%
 Net investment income......      7.37
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE.....        13%
--------------------------------------------------------------------------------

(1) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                 NET INVESTMENT INCOME       EXPENSE RATIOS WITHOUT WAIVERS
                                  PER SHARE DECREASE                AND REIMBURSEMENTS
                             ------------------------------ --------------------------------------
   PORTFOLIO                 1998   1997  1996  1995  1994   1998    1997    1996    1995    1994
   ---------                 -----  ----- ----- ----- ----- ------  ------  ------  ------  ------
   Government Money
    Investments............  $0.00* $0.01 $0.01 $0.05 $0.03   0.66%   0.64%   0.72%   0.74%   0.84%
   High Yield Investments..   0.01    N/A   N/A   N/A   N/A   2.42+    N/A     N/A     N/A     N/A

(2) For the period from July 13, 1998 (commencement of operations) to August 31, 1998.
* Amount represents less than $0.01.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

INTERMEDIATE FIXED INCOME
INVESTMENTS                        1998      1997      1996      1995      1994
---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 YEAR........................     $8.06     $7.92     $8.10     $7.92     $8.58
---------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERA-
 TIONS:
 Net investment income.......      0.48      0.50      0.50      0.50      0.47
 Net realized and unrealized
  gain (loss)................      0.15      0.14     (0.17)     0.16     (0.56)
---------------------------------------------------------------------------------
Total Income (Loss) From Op-
 erations....................      0.63      0.64      0.33      0.66     (0.09)
---------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income.......     (0.50)    (0.50)    (0.51)    (0.48)    (0.50)
 Net realized gains..........        --        --        --        --     (0.06)
 Capital.....................        --        --        --        --     (0.01)
---------------------------------------------------------------------------------
Total Distributions..........     (0.50)    (0.50)    (0.51)    (0.48)    (0.57)
---------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR........................     $8.19     $8.06     $7.92     $8.10     $7.92
---------------------------------------------------------------------------------
TOTAL RETURN.................      8.00%     8.23%     4.08%     8.70%    (1.13)%
---------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S)......................  $574,998  $384,094  $296,053  $246,323  $223,548
---------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses....................      0.73%     0.73%     0.73%     0.80%     0.80%
 Net investment income.......      5.95      6.19      5.78      6.40      5.77
---------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE......        63%      118%       98%       98%       86%
---------------------------------------------------------------------------------

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

LONG-TERM BOND INVESTMENTS      1998       1997      1996      1995   1994(1)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF YEAR...................    $8.26      $7.87     $8.23     $7.86     $8.70
-------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERA-
 TIONS:
 Net investment income(2)..     0.52       0.53      0.51      0.45      0.38
 Net realized and
  unrealized gain (loss)...     0.78       0.46     (0.41)     0.36     (0.75)
-------------------------------------------------------------------------------
Total Income (Loss) From
 Operations................     1.30       0.99      0.10      0.81     (0.37)
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income.....    (0.51)     (0.59)    (0.46)    (0.44)    (0.41)
 Net realized gains........       --         --        --        --     (0.06)
 Capital...................       --      (0.01)       --        --     (0.00)*
-------------------------------------------------------------------------------
Total Distributions........    (0.51)     (0.60)    (0.46)    (0.44)    (0.47)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR......................    $9.05      $8.26     $7.87     $8.23     $7.86
-------------------------------------------------------------------------------
TOTAL RETURN...............    16.22%     12.93%     1.11%    10.71%    (3.93)%
-------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S).................... $157,612   $183,051  $155,910  $137,545   $94,628
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET AS-
 SETS:
 Expenses(2)...............     0.82%      0.78%     0.80%     0.80%     0.80%
 Net investment income.....     5.96       6.54      6.18      5.80      5.34
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE....       63%        34%      125%       62%       43%
-------------------------------------------------------------------------------
MUNICIPAL BOND INVESTMENTS      1998       1997      1996      1995      1994
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF YEAR...................    $8.62      $8.26     $8.27     $8.06     $8.85
-------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERA-
 TIONS:
 Net investment income(2)..     0.36       0.38      0.38      0.40      0.40
 Net realized and
  unrealized gain (loss)...     0.32       0.34        --      0.21     (0.71)
-------------------------------------------------------------------------------
Total Income (Loss) From
 Operations................     0.68       0.72      0.38      0.61     (0.31)
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income.....    (0.38)     (0.36)    (0.39)    (0.40)    (0.40)
 In excess of net invest-
  ment income..............    (0.00)*       --        --        --        --
 Net realized gains........       --         --        --     (0.00)*   (0.05)
 Capital...................       --         --        --        --     (0.03)
-------------------------------------------------------------------------------
Total Distributions........    (0.38)     (0.36)    (0.39)    (0.40)    (0.48)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR......................    $8.92      $8.62     $8.26     $8.27     $8.06
-------------------------------------------------------------------------------
TOTAL RETURN...............     8.09%      8.88%     4.62%     7.86%    (3.78)%
-------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S)....................  $72,511    $52,024   $46,485   $45,356   $56,625
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET AS-
 SETS:
 Expenses(2)...............     0.80%      0.80%     0.80%     0.80%     0.80%
 Net investment income.....     4.20       4.50      4.59      4.99      4.59
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE....      160%        31%       29%       49%      132%
-------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                             NET INVESTMENT INCOME   EXPENSE RATIOS WITHOUT WAIVERS
                              PER SHARE DECREASE          AND/OR REIMBURSEMENTS
                            ------------------------ ------------------------------
   PORTFOLIO                1997   1996  1995  1994   1997     1996     1995     1994
   ---------                -----  ----- ----- ----- -------  -------  -------  -------
   Long-Term Bond
    Investments............   N/A    N/A $0.01 $0.01     N/A      N/A     0.93%    0.95%
   Municipal Bond
    Investments............ $0.00* $0.02  0.02  0.01    0.83%    1.02%    1.04     0.93

 * Amount represents less than $0.01 per share.

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

MORTGAGE BACKED INVESTMENTS      1998       1997   1996(1)      1995      1994
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF YEAR...................     $7.96      $7.74     $7.91     $7.69     $8.21
--------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment income(2)..      0.46       0.48      0.48      0.51      0.41
 Net realized and
  unrealized gain (loss)...      0.19       0.25     (0.14)     0.22     (0.41)
--------------------------------------------------------------------------------
Total Income From Opera-
 tions.....................      0.65       0.73      0.34      0.73      0.00
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income.....     (0.48)     (0.51)    (0.48)    (0.49)    (0.41)
 Net realized gains........        --         --        --        --     (0.04)
 Capital...................        --         --     (0.03)    (0.02)    (0.10)
--------------------------------------------------------------------------------
Total Distributions........     (0.48)     (0.51)    (0.51)    (0.51)    (0.55)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR......................     $8.13      $7.96     $7.74     $7.91     $7.69
--------------------------------------------------------------------------------
TOTAL RETURN...............      8.37%      9.69%     4.37%     9.96%    (0.20)%
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S)....................  $156,043   $136,586  $120,945  $104,789  $120,427
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET AS-
 SETS:
 Expenses(2)...............      0.80%      0.80%     0.80%     0.80%     0.80%
 Net investment income.....      5.69       6.08      6.09      6.85      6.38
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE....       214%        94%       23%       30%       53%
--------------------------------------------------------------------------------
BALANCED INVESTMENTS             1998       1997      1996      1995      1994
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF YEAR...................    $12.01     $10.00     $9.37     $8.63     $8.41
--------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment income(2)..      0.26       0.27      0.29      0.26      0.21
 Net realized and
  unrealized gain (loss)...     (0.53)      2.27      0.95      0.81      0.16
--------------------------------------------------------------------------------
Total Income (Loss) From
 Operations................     (0.27)      2.54      1.24      1.07      0.37
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income.....     (0.30)     (0.27)    (0.28)    (0.29)    (0.15)
 Net realized gains........     (0.57)     (0.26)    (0.33)    (0.04)       --
--------------------------------------------------------------------------------
Total Distributions........     (0.87)     (0.53)    (0.61)    (0.33)    (0.15)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR......................    $10.87     $12.01    $10.00     $9.37     $8.63
--------------------------------------------------------------------------------
TOTAL RETURN...............     (2.85)%    26.05%    13.60%    12.76%     4.62%
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S)....................   $68,470    $89,789   $50,281   $30,268   $14,940
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET AS-
 SETS:
 Expenses(2)...............      1.00%      1.00%     1.00%     1.00%     1.00%
 Net investment income.....      1.92       2.49      2.85      3.28      2.66
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE....        57%        67%       47%       47%       43%
--------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                NET INVESTMENT INCOME        EXPENSE RATIOS WITHOUT WAIVERS
                                 PER SHARE DECREASE              AND/OR REIMBURSEMENTS
                            ------------------------------   ------------------------------
   PORTFOLIO                1998  1997   1996  1995  1994   1998    1997    1996    1995    1994
   ---------                ----- -----  ----- ----- ----- ------  ------  ------  ------  ------
   Mortgage Backed
    Investments............ $0.01 $0.01  $0.01 $0.02 $0.02   0.93%   0.93%   0.94%   1.09%   1.06%
   Balanced Investments....   N/A  0.00*  0.03  0.06  0.08    N/A    1.02    1.26    1.75    2.01

* Amount represents less than $0.01 per share.

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

LARGE CAPITALIZATION VALUE EQUITY
INVESTMENTS                             1998    1997    1996  1995(1)    1994
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR... $14.91  $11.55  $10.42   $9.39    $9.35
------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment income(2)............   0.16    0.23    0.26    0.27     0.17
 Net realized and unrealized gain....   0.08    4.09    1.25    1.16     0.02
------------------------------------------------------------------------------
Total Income From Operations.........   0.24    4.32    1.51    1.43     0.19
------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income...............  (0.11)  (0.34)  (0.24)  (0.24)   (0.15)
 Net realized gains..................  (2.76)  (0.62)  (0.14)  (0.16)    0.00*
------------------------------------------------------------------------------
Total Distributions..................  (2.87)  (0.96)  (0.38)  (0.40)   (0.15)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR......... $12.28  $14.91  $11.55  $10.42    $9.39
------------------------------------------------------------------------------
TOTAL RETURN.........................   0.03%  38.98%  14.75%  16.14%    2.09%
------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (MILLIONS)... $1,712  $1,935  $1,512  $1,070     $832
------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses(2).........................   0.80%   0.78%   0.80%   0.83%    0.88%
 Net investment income...............   1.18    1.70    2.31    2.93     2.57
------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE..............     57%     70%     24%     21%     108%
------------------------------------------------------------------------------
LARGE CAPITALIZATION GROWTH
INVESTMENTS                             1998    1997    1996     1995    1994
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR... $17.27  $13.10  $12.13  $10.00    $9.76
------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment income(2)............   0.04    0.07    0.07    0.09     0.03
 Net realized and unrealized gain....   1.31    4.72    1.46    2.13     0.21
------------------------------------------------------------------------------
Total Income From Operations.........   1.35    4.79    1.53    2.22     0.24
------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income...............  (0.08)  (0.08)  (0.06)  (0.08)      --
 Net realized gains..................  (1.24)  (0.54)  (0.50)  (0.01)      --
------------------------------------------------------------------------------
Total Distributions..................  (1.32)  (0.62)  (0.56)  (0.09)      --
------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR......... $17.30  $17.27  $13.10  $12.13   $10.00
------------------------------------------------------------------------------
TOTAL RETURN.........................   7.81%  37.47%  12.89%  22.30%    2.46%
------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (MILLIONS)... $1,793  $1,845  $1,205    $782     $458
------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses(2).........................   0.76%   0.69%   0.83%   0.88%    0.98%
 Net investment income ..............   0.16    0.50    0.63    0.98     0.39
------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE..............     39%     65%     40%     38%     104%
------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                                             EXPENSE RATIOS
                                           NET INVESTMENT        WITHOUT
                                             INCOME PER      WAIVERS AND/OR
                                           SHARE DECREASE    REIMBURSEMENTS
                                           ----------------  ----------------
   PORTFOLIO                                1995     1994     1995     1994
   ---------                               -------  -------  -------  -------
   Large Capitalization Value Equity
    Investments...........................   $0.01    $0.00*    0.93%    0.92%
   Large Capitalization Growth
    Investments...........................    0.00*    0.00*    0.98     1.02

* Amount represents less than $0.01 per share.

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

SMALL CAPITALIZATION
VALUE EQUITY INVESTMENTS    1998(1)       1997      1996      1995       1994
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF YEAR............    $14.45     $11.11    $10.01    $ 9.03      $9.94
-------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERA-
 TIONS:
 Net investment in-
  come(2)................      0.17       0.19      0.16      0.15       0.08
 Net realized and
  unrealized gain
  (loss).................     (1.66)      4.22      1.08      0.95      (0.40)
-------------------------------------------------------------------------------
Total Income (Loss) From
 Operations..............     (1.49)      4.41      1.24      1.10      (0.32)
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income...     (0.13)     (0.19)    (0.14)    (0.12)     (0.07)
 Net realized gains......     (1.72)     (0.88)       --     (0.00)*    (0.52)
-------------------------------------------------------------------------------
Total Distributions......     (1.85)     (1.07)    (0.14)    (0.12)     (0.59)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR....................    $11.11     $14.45    $11.11    $10.01      $9.03
-------------------------------------------------------------------------------
TOTAL RETURN.............    (12.84)%    42.40%    12.48%    12.50%     (3.30)%
-------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S)..................  $740,340   $622,372  $478,884  $340,306   $342,388
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET AS-
 SETS:
 Expenses(2).............      0.94%      0.90%     0.95%     1.11%      1.06%
 Net investment income...      1.45       1.62      1.52      1.54       1.12
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE..        59%        53%       39%      115%        65%
-------------------------------------------------------------------------------
SMALL CAPITALIZATION
GROWTH INVESTMENTS             1998       1997      1996   1995(1)    1994(1)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF YEAR............    $18.29     $17.79    $17.19    $12.50     $11.21
-------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment loss(2)..     (0.07)     (0.06)    (0.08)    (0.05)     (0.09)
 Net realized and
  unrealized gain
  (loss).................     (4.23)      2.87      3.36      4.81       1.56
-------------------------------------------------------------------------------
Total Income (Loss) From
 Operations..............     (4.30)      2.81      3.28      4.76       1.47
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net realized gains......     (1.16)     (2.31)    (2.68)    (0.07)     (0.14)
 Capital.................        --         --        --        --      (0.04)
-------------------------------------------------------------------------------
Total Distributions......     (1.16)     (2.31)    (2.68)    (0.07)     (0.18)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR....................    $12.83     $18.29    $17.79    $17.19     $12.50
-------------------------------------------------------------------------------
TOTAL RETURN.............    (25.10)%    17.53%    21.33%    38.25%     13.18%
-------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (MILLIONS)..............      $859       $777      $494      $315       $180
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET AS-
 SETS:
 Expenses(2).............      1.01%      0.90%     1.00%     1.14%      1.20%
 Net investment loss.....     (0.43)     (0.39)    (0.49)    (0.35)     (0.78)
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE..        91%        81%       83%      174%        94%
-------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                                             EXPENSE RATIOS
                                           NET INVESTMENT        WITHOUT
                                             INCOME PER      WAIVERS AND/OR
                                           SHARE DECREASE    REIMBURSEMENTS
                                           ----------------  --------------
   PORTFOLIO                                1995     1994     1995     1994
   ---------                               -------  -------  -------  -------
   Small Capitalization Value Equity
    Investments........................... $  0.00*     N/A     1.13%     N/A
   Small Capitalization Growth
    Investments...........................    0.00* $  0.00*    1.16     1.49%

* Amount represents less than $0.01 per share.

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

INTERNATIONAL EQUITY INVESTMENTS         1998    1997    1996    1995   1994(1)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR.... $10.63  $10.49  $10.50  $10.86   $ 9.57
-------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
 Net investment income................   0.14    0.09      --    0.05     0.02
 Net realized and unrealized gain
  (loss)..............................   0.21    0.87    0.44   (0.09)    1.54
-------------------------------------------------------------------------------
Total Income (Loss) From Operations...   0.35    0.96    0.44   (0.04)    1.56
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income................  (0.17)  (0.12)  (0.17)     --    (0.03)
 Net realized gains...................  (0.12)  (0.70)  (0.28)  (0.32)   (0.24)
-------------------------------------------------------------------------------
Total Distributions...................  (0.29)  (0.82)  (0.45)  (0.32)   (0.27)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR.......... $10.69  $10.63  $10.49  $10.50   $10.86
-------------------------------------------------------------------------------
TOTAL RETURN..........................   3.53%   9.53%   4.23%  (0.18)%  16.74%
-------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (MILLIONS).... $1,331  $1,136    $844    $663     $595
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses(2)..........................   0.90%   0.97%   1.00%   1.19%    1.19%
 Net investment income (loss).........   1.23    0.70   (0.12)   0.43     0.23
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE...............     45%     32%     50%     28%      33%
-------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2) During the year ended August 31, 1996, the portfolio earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the ratio of expenses to average net assets for International Equity Investments would be 1.00%; prior year numbers have not been restated to reflect these numbers.

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

INTERNATIONAL FIXED INCOME
INVESTMENTS                     1998      1997       1996      1995      1994
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF YEAR ..................    $8.21     $9.11      $9.01     $8.17     $8.86
-------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERA-
 TIONS:
 Net investment income(1)..     0.51      0.51       0.55      0.56      0.40
 Net realized and
  unrealized gain (loss)...     0.31     (0.62)      0.49      0.84     (0.32)
-------------------------------------------------------------------------------
Total Income (Loss) From
 Operations................     0.82     (0.11)      1.04      1.40      0.08
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income.....    (0.27)    (0.55)     (0.94)    (0.56)    (0.65)
 Net realized gains........    (0.34)    (0.24)        --        --     (0.12)
 Capital...................    (0.08)       --         --        --     (0.00)*
-------------------------------------------------------------------------------
Total Distributions........    (0.69)    (0.79)     (0.94)    (0.56)    (0.77)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR......................    $8.34     $8.21      $9.11     $9.01     $8.17
-------------------------------------------------------------------------------
TOTAL RETURN...............    10.45%    (1.52)%    12.05%    17.66%     1.00%
-------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S).................... $192,068  $125,610   $129,410  $105,884  $116,929
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET AS-
 SETS:
 Expenses(1)(2)............     0.97%     0.99%      1.02%     0.95%     0.95%
 Net investment income.....     5.39      5.87       6.34      6.50      5.54
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE....      211%      251%       211%      307%      358%
-------------------------------------------------------------------------------

(1) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                                        EXPENSE RATIOS
                             NET INVESTMENT INCOME      WITHOUT WAIVERS
                              PER SHARE DECREASE     AND/OR REIMBURSEMENTS
                            ----------------------- -------------------------
   PORTFOLIO                 1995    1994    1993    1995     1994     1993
   ---------                ------- ------- ------- -------  -------  -------
   International Fixed
    Income Investments..... $  0.02 $  0.01   $0.02    1.18%    1.08%    1.22%

(2) During the years ended August 31, 1997 and August 31, 1996, the portfolios earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the ratio of expenses to average net assets for International Fixed Income Investments would be 0.97% and 0.97%, respectively; prior year numbers have not been restated to reflect these numbers.
 * Amount represents less than $0.01 per share.

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

EMERGING MARKETS EQUITY
INVESTMENTS                       1998       1997     1996  1995(1)   1994(2)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF YEAR ...................     $9.31      $8.50    $7.85    $9.49     $8.00
--------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERA-
 TIONS:
 Net investment income
  (loss)(3).................      0.06       0.04     0.03     0.01     (0.02)
 Net realized and unrealized
  gain (loss)...............     (4.44)      0.79     0.62    (1.45)     1.51
--------------------------------------------------------------------------------
Total Income (Loss) From Op-
 erations...................     (4.38)      0.83     0.65    (1.44)     1.49
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income......     (0.10)     (0.01)      --       --        --
 Net realized gains.........     (0.46)     (0.01)      --    (0.20)       --
--------------------------------------------------------------------------------
Total Distributions.........     (0.56)     (0.02)      --    (0.20)       --
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR.......................     $4.37      $9.31    $8.50    $7.85     $9.49
--------------------------------------------------------------------------------
TOTAL RETURN................    (49.49)%     9.88%    8.28%  (15.13)%   18.63%++
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S).....................  $230,526   $226,280  $97,489  $59,333   $36,365
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET AS-
 SETS:
 Expenses(3)(4).............      1.69%      1.60%    1.84%    1.75%     1.72%+
 Net investment income
  (loss)....................      0.80       0.39     0.26     0.15     (0.42)+
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE.....       139%       105%     106%      89%       16%
--------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2) For the period from April 21, 1994 (commencement of operations) to August 31, 1994.
(3) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                                        EXPENSE RATIOS
                             NET INVESTMENT INCOME      WITHOUT WAIVERS
                              PER SHARE DECREASE     AND/OR REIMBURSEMENTS
                            ----------------------- -------------------------
   PORTFOLIO                 1996    1995    1994    1996     1995     1994
   ---------                ------- ------- ------- -------  -------  -------
   Emerging Markets Equity
    Investments............ $  0.01 $  0.02 $  0.02    1.97%    1.96%    2.56%+

(4) During the year ended August 31, 1996, the portfolio earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the ratio of expenses to average net assets for Emerging Markets Equity Investments would be 1.80%; prior year numbers have not been restated to reflect these numbers.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

 PORTFOLIO HIGHLIGHTS--GOVERNMENT MONEY INVESTMENTS
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    GOVERNMENT MONEY INVESTMENTS          WITHOUT TRAK FEE+ WITH TRAK FEE+
    ----------------------------          ----------------- --------------
    Year Ended 8/31/98                          5.10%            3.53%
    Three Years Ended 8/31/98                   5.03             3.47
    Five Years Ended 8/31/98                    4.68             3.13
    Inception (11/18/91) through 8/31/98        4.26             2.71

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.


  For the year ended August 31, 1998, Government Money Investments ("Portfolio") had a total return of 5.10% versus 5.14%, for 90-Day T-Bills, the Portfolio's benchmark.

  The Portfolio, sub-advised by Standish, Ayer & Wood, Inc., began the year with an average maturity of between 80 and 90 days as the yield curve was relatively steep and there was a reward for having a longer average maturity. During 1998, however, the Portfolio was shortened toward a 30-day average maturity as the yield curve became very flat and the need for liquidity increased. The Portfolio was also generally invested in government agency securities throughout the year, given their higher yield versus US Treasury securities. Rates fell throughout the year and our somewhat longer maturity was a benefit. The weightings between Treasury securities and agency securities are actively managed and the weightings vary depending on available yields in the market, but an average weighting would be 70-80% in agencies and 20-30% in treasuries.

 PORTFOLIO HIGHLIGHTS--HIGH YIELD INVESTMENTS
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    HIGH YIELD INVESTMENTS                 WITHOUT TRAK FEE+ WITH TRAK FEE+
    ----------------------                 ----------------- --------------
    Inception (7/13/98) through 8/31/98++       (1.38)%         (1.58)%

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.
++Total return is not annualized, as it may not be representative of the total return for the year.


  The High Yield Investments ("Portfolio"), sub-advised by Alliance Capital Management L.P. ("Alliance Capital"), outperformed its benchmark, the First Boston High Yield Index. For the period ended August 31, 1998, the Portfolio had a negative total return of 1.38% versus a negative 6.79% for the First Boston High Yield Index.

  The Portfolio began operations on July 13th, 1998 and during the initial investment period the focus has been to invest in companies with solid fundamentals and predictable cash flows. Currently, over 20 industries are represented in the Portfolio with approximately 60 issues. Emphasis has been on the more depressed sectors of the high-yield universe, such as energy and industrial manufacturing where Alliance Capital believes the greatest opportunity for return exists. Substantially all of the securities are "cash-pay" securities with minimal exposure to zero or deferred coupon securities --
 even though this segment represents approximately 15% of the index. The Portfolio is underweighted in "developmental" credits, those companies that lack substantial cash flow today but have aggressive plans for revenue and profit growth in the future (e.g. telecommunications). These credits tend to be more correlated to the volatility in the domestic equity markets.

  The Portfolio's cash position continues to be larger than normal in response to market instability. Alliance Capital has been very selective in putting new money to work and the strategy has been to dollar-cost average during this period of heightened market volatility. In spite of the recent market turmoil, the outlook for this sector continues to be constructive. Although some of the statistics on the economy have retreated slightly, moderate growth should continue and consumer spending should remain strong. Volatility should remain elevated over the short term as the markets grapple with the effects of the crisis in emerging markets. In addition, the ongoing de-leveraging in the market, particularly from hedge funds, may keep downward pressure on the high yield sector over the near-term. However, once these factors unwind themselves and as some stability returns to the equity markets, Alliance Capital sees compelling reasons to invest.

 PORTFOLIO HIGHLIGHTS--INTERMEDIATE FIXED INCOME INVESTMENTS AS OF AUGUST 31,
 1998
  For the year ended August 31, 1998, Intermediate Fixed Income Investments ("Portfolio") had a total return of 8.00% versus 8.97% for the Lehman Brothers Government/Corporate Intermediate Bond Index, the Portfolio's benchmark.

  The Portfolio's advisor, Standish, Ayer & Wood, Inc. ("Standish"), utilizes a philosophy of actively managing the sectors of the bond market and seeking out individual bonds with attractive yield spreads versus US Treasuries, through the use of an in-depth internal research process. The use of interest rate forecasting is limited, with Standish maintaining an average duration normally within 25% of the benchmark.

  During the year, performance was positively impacted by the use of corporate and mortgage securities which carried higher yields than US Treasuries. However, as the impact of the Asian crisis continued to spread through the US market, US Treasuries were one of the best performing asset classes of the year. Standish lowered their weightings in corporates and mortgages throughout the year but the exposure to non-Treasury sectors was a negative particularly in July and August. The duration of the Portfolio has been longer than the benchmark consistently throughout the year, which has been a positive in a falling interest rate environment.

  Standish continues to apply their core philosophy to management of the Portfolio, which has been shown to add value over time. Current levels of valuation in the corporate and mortgage markets permits Standish to purchase securities at historically wide levels as they continue to look for opportunities to add value through the use of individual security selection.

 PORTFOLIO HIGHLIGHTS--INTERMEDIATE FIXED INCOME INVESTMENTS

                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    INTERMEDIATE FIXED INCOME
    INVESTMENTS                           WITHOUT TRAK FEE+ WITH TRAK FEE+
    -------------------------             ----------------- --------------
    Year Ended 8/31/98                          8.00%            6.40%
    Three Years Ended 8/31/98                   6.75             5.17
    Five Years Ended 8/31/98                    5.51             3.94
    Inception (11/18/91) through 8/31/98        6.72             5.14

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                     INTERMEDIATE FIXED INCOME INVESTMENTS
                                      VS.
          LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX
                   NOVEMBER 18, 1991 THROUGH AUGUST 31, 1998
                                  (UNAUDITED)


                                                              Lehman Brothers
            Intermediate Fixed       Intermediate Fixed         Intermediate
            Income Investments*      Income Investments*        Gov't./Corp.
              (With Trak Fee)         (Without Trak Fee)         Bond Index
            -------------------      -------------------      ---------------

11/18/91          10,000                    10,000                 10,000
    8/92          10,628                    10,753                 10,872
    8/93          11,579                    11,892                 11,876
    8/94          11,278                    11,758                 11,836
    8/95          12,078                    12,781                 12,957
    8/96          12,384                    13,302                 13,532
    8/97          13,205                    14,398                 14,660
 8/31/98          14,049                    15,550                 15,976



--------------------------------------------------------------------------------
The Lehman Brothers Intermediate Government/Corporate Bond Index is a weighted composite of (i) Lehman Brothers Intermediate Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S. government with a maturity between one and ten years and
(ii) Lehman Brothers Corporate Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt with a maturity of between one and ten years, excluding collateralized mortgage obligations. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

* Assumes the reinvestment of all distributions.

+ The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                     INTERMEDIATE FIXED INCOME INVESTMENTS
                                      VS.
          LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX
                    AUGUST 31, 1995 THROUGH AUGUST 31, 1998
                                  (UNAUDITED)


                                                              Lehman Brothers
            Intermediate Fixed       Intermediate Fixed         Intermediate
            Income Investments*      Income Investments*        Gov't./Corp.
              (With Trak Fee)         (Without Trak Fee)         Bond Index
            -------------------      -------------------      ---------------

    8/95          10,000                    10,000                 10,000
    8/96          10,253                    10,408                 10,444
    8/97          10,933                    11,265                 11,314
    8/98          11,632                    12,166                 12,330



--------------------------------------------------------------------------------
The Lehman Brothers Intermediate Government/Corporate Bond Index is a weighted composite of (i) Lehman Brothers Intermediate Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S. government with a maturity between one and ten years and
(ii) Lehman Brothers Corporate Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt with a maturity of between one and ten years, excluding collateralized mortgage obligations. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

* Assumes the reinvestment of all distributions.

+ The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--LONG-TERM BOND INVESTMENTS AS OF AUGUST 31, 1998

  For the year ended August 31, 1998, Long-Term Bond Investments ("Portfolio") had a total return of 16.22% versus 17.37% for the Lehman Brothers Government/Corporate Bond Index, the Portfolio's benchmark.

  For the period under review, the Portfolio, which is sub-advised by National Asset Management ("National"), performed below the Portfolio's benchmark due to a widening in corporate yield spreads. The overall quality of holdings remain at a high level as National's long-term fixed income approach focused on sector allocation, duration management and security selection.

  Going forward, the advisors plan to maintain a neutral duration stance, with a concentration of securities with maturities in the years 2015 to 2020, and an underweight in callable issues. In addition, the Portfolio will overweight corporate bonds while maintaining a modest allocation to mortgages. The yield spreads available in corporates and mortgages are quite attractive and should provide the Portfolio solid income as well as potential for further appreciation while still maintaining a high quality profile.

 PORTFOLIO HIGHLIGHTS--LONG-TERM BOND INVESTMENTS
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    LONG-TERM BOND INVESTMENTS            WITHOUT TRAK FEE+ WITH TRAK FEE+
    --------------------------            ----------------- --------------
    Year Ended 8/31/98                          16.22%          14.63%
    Three Years Ended 8/31/98                    9.89            8.26
    Five Years Ended 8/31/98                     7.13            5.54
    Inception (11/18/91) through 8/31/98         7.97            6.37

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                           LONG-TERM BOND INVESTMENTS
                                      VS.
                LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX
                   NOVEMBER 18, 1991 THROUGH AUGUST 31, 1998
                                  (UNAUDITED)


                Long-Term                 Long-Term           Lehman Brothers
             Bond Investments*         Bond Investments*        Gov't./Corp.
              (With Trak Fee)         (Without Trak Fee)         Bond Index
             -----------------        ------------------      ---------------

11/18/91          10,000                    10,000                 10,000
 8/31/92          10,611                    10,737                 11,329
 8/31/93          11,612                    11,926                 11,976
 8/31/94          10,990                    11,457                 12,136
 8/31/95          11,986                    12,684                 13,667
 8/31/96          11,939                    12,825                 13,561
 8/31/97          13,267                    14,466                 14,892
 8/31/98          15,208                    16,832                 16,594

--------------------------------------------------------------------------------
The Lehman Brothers Government/Corporate Bond Index is a weighted composite of
(i) Lehman Brothers Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S.
government and (ii) Lehman Brothers Corporate Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

* Assumes the reinvestment of all distributions.

+ The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                           LONG-TERM BOND INVESTMENTS
                                      VS.
                LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX
                    AUGUST 31, 1995 THROUGH AUGUST 31, 1998
                                  (UNAUDITED)


                Long-Term                 Long-Term           Lehman Brothers
             Bond Investments*         Bond Investments*        Gov't./Corp.
              (With Trak Fee)         (Without Trak Fee)         Bond Index
             -----------------        ------------------      ---------------

    8/95          10,000                    10,000                 10,000
    8/96           9,961                    10,111                  9,922
    8/97          11,082                    11,419                 10,896
    8/98          12,688                    13,270                 12,141

--------------------------------------------------------------------------------
The Lehman Brothers Government/Corporate Bond Index is a weighted composite of
(i) Lehman Brothers Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S.
government and (ii) Lehman Brothers Corporate Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

* Assumes the reinvestment of all distributions.

+ The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--MUNICIPAL BOND INVESTMENTS AS OF AUGUST 31, 1998

  For the year ended August 31, 1998, Municipal Bond Investments ("Portfolio") had a total return of 8.09% versus 8.65% for the Lehman Brothers Municipal Bond Index, the Portfolio's benchmark.

  During the period under review, Smith Affiliated Capital Corp. ("Smith"), the Portfolio's sub-advisor, slightly increased the Portfolio's maturity to 14.9 years from 13.8 years. In a declining interest rate environment, Smith managed to maintain an average coupon at 5.34% (8.84% taxable), while improving the average credit quality and increasing call protection. Smith continues to focus on quality and vital service revenue and general obligation investments capitalizing on the trends of state debt issuance. Regional exposure remained heavily weighted in the Northeast while Smith expanded weightings in Pennsylvania, Michigan, Massachusetts and Florida.

 PORTFOLIO HIGHLIGHTS--MUNICIPAL BOND INVESTMENTS
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    MUNICIPAL BOND INVESTMENTS            WITHOUT TRAK FEE+ WITH TRAK FEE+
    --------------------------            ----------------- --------------
    Year Ended 8/31/98                          8.09%            6.48%
    Three Years Ended 8/31/98                   7.18             5.59
    Five Years Ended 8/31/98                    5.03             3.47
    Inception (11/18/91) through 8/31/98        6.62             5.03

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                           MUNICIPAL BOND INVESTMENTS
                                      VS.
                      LEHMAN BROTHERS MUNICIPAL BOND INDEX
                   NOVEMBER 18, 1991 THROUGH AUGUST 31, 1998
                                  (UNAUDITED)


                 Municipal                 Municipal          Lehman Brothers
             Bond Investments*         Bond Investments*         Municipal
              (With Trak Fee)         (Without Trak Fee)         Bond Index
             -----------------        ------------------      ---------------

11/18/91          10,000                    10,000                 10,000
    8/92          10,581                    10,706                 10,845
    8/93          11,772                    12,091                 12,168
    8/94          11,159                    11,634                 12,185
    8/95          11,857                    12,548                 13,266
    8/96          12,221                    13,128                 13,962
    8/97          13,108                    14,294                 15,252
 8/31/98          13,959                    15,451                 16,572


--------------------------------------------------------------------------------
The Lehman Brothers Municipal Bond Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last five years, having a minimum credit rating of at least Baa and a maturity of at least two years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

* Assumes the reinvestment of all distributions.

+ The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                           MUNICIPAL BOND INVESTMENTS
                                      VS.
                      LEHMAN BROTHERS MUNICIPAL BOND INDEX
                    AUGUST 31, 1995 THROUGH AUGUST 31, 1998
                                  (UNAUDITED)


                 Municipal                 Municipal          Lehman Brothers
             Bond Investments*         Bond Investments*         Municipal
              (With Trak Fee)         (Without Trak Fee)         Bond Index
             -----------------        ------------------      ---------------

 8/31/95          10,000                    10,000                 10,000
    8/96          10,307                    10,462                 10,525
    8/97          11,056                    11,392                 11,497
 8/31/98          11,773                    12,314                 12,492


--------------------------------------------------------------------------------
The Lehman Brothers Municipal Bond Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last five years, having a minimum credit rating of at least Baa and a maturity of at least two years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

* Assumes the reinvestment of all distributions.

+ The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--MORTGAGE BACKED INVESTMENTS AS OF AUGUST 31, 1998

  For the year ended August 31, 1998, Mortgage Backed Investments, sub-advised by Atlantic Portfolio Analytics & Management, Inc., ("APAM"), had a total return of 8.37% versus 8.69% for the Lehman Brothers Mortgage Backed Securities Index, the Portfolio's benchmark.

  During the period under review, the yield on the 10 year U.S. Treasury fell approximately 1.37%. The mortgage sector underperformed the Lehman Intermediate Government Index by 58 basis points on an absolute basis. However, on a duration-adjusted basis, the mortgage sector outperformed U.S. government sector by approximately 40 basis points per year of duration. Relative to the Intermediate Corporate Index, mortgages outperformed by 0.46% and 1.68% respectively on an absolute and duration adjusted basis. The strong performance of mortgages relative to other spread product is due to the slowing global economy in general and the Asian financial crisis in particular.

  APAM views the mortgage sector as extremely cheap relative to U.S. Treasuries. As of the fiscal year end, mortgage-backed securities were trading at their 5-year historically widest spreads to the 10-year treasury. APAM focuses on extracting value by examining the characteristics of individual mortgage pools and duration management. There should be no major changes to this strategy in the near future.

 PORTFOLIO HIGHLIGHTS--MORTGAGE BACKED INVESTMENTS
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    MORTGAGE BACKED INVESTMENTS           WITHOUT TRAK FEE+ WITH TRAK FEE+
    ---------------------------           ----------------- --------------
    Year Ended 8/31/98                          8.37%            6.76%
    Three Years Ended 8/31/98                   7.45             5.86
    Five Years Ended 8/31/98                    6.37             4.79
    Inception (11/18/91) through 8/31/98        6.79             5.21

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                          MORTGAGE BACKED INVESTMENTS
                                      VS.
 LEHMAN BROTHERS MORTGAGE BACKED SECURITIES INDEX AND LIPPER U.S. MORTGAGE FUND
                                    AVERAGE
                   NOVEMBER 18, 1991 THROUGH AUGUST 31, 1998
                                  (UNAUDITED)


         Mortgage Backed   Mortgage Backed    Lehman Brothers     Lipper U.S.
           Investments       Investments      Mortgage Backed   Mortgage Fund
         (With Trak Fee)  (Without Trak Fee)  Securities Index      Average
         ---------------  ------------------  ----------------  -------------

11/18/91     10,000            10,000              10,000           10,000
 8/31/92     10,631            10,756              10,750           10,788
 8/31/93     11,172            11,474              11,543           11,721
 8/31/94     10,985            11,452              11,586           11,344
 8/31/95     11,900            12,593              12,855           12,419
 8/31/96     12,235            13,142              13,494           12,902
 8/31/97     13,221            14,416              14,909           14,128
 8/31/98     14,116            15,623              17,585           15,284


--------------------------------------------------------------------------------
The Lehman Brothers Mortgage-Backed Securities Index includes all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA). The Lipper U.S. Mortgage Fund Average is an average of funds invested at least 65% in mortgage securities issued or guaranteed as to principal and interest by the U.S. Government and certain federal agencies. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

* Assumes the reinvestment of all distributions.

+ The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                          MORTGAGE BACKED INVESTMENTS
                                      VS.
 LEHMAN BROTHERS MORTGAGE BACKED SECURITIES INDEX AND LIPPER U.S. MORTGAGE FUND
                                    AVERAGE
                    AUGUST 31, 1995 THROUGH AUGUST 31, 1998
                                  (UNAUDITED)

       Mortgage Backed    Mortgage Backed     Lehman Brothers     Lipper U.S.
         Investments*       Investments*      Mortgage Backed    Mortgage Fund
       (With Trak Fee)   (Without Trak Fee)   Securities Index       Average
       ---------------   ------------------   ----------------    -------------
8/95       10,000             10,000              10,000             10,000
8/96       10,282             10,437              10,497             10,389
8/97       11,110             11,448              11,598             11,376
8/98       11,862             12,406              13,680             12,308


--------------------------------------------------------------------------------
The Lehman Brothers Mortgage-Backed Securities Index includes all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA). The Lipper U.S. Mortgage Fund Average is an average of funds invested at least 65% in mortgage securities issued or guaranteed as to principal and interest by the U.S. Government and certain federal agencies. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

* Assumes the reinvestment of all distributions.

+ The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--BALANCED INVESTMENTS AS OF AUGUST 31, 1998
  For the year ended August 31, 1998, Balanced Investments ("Portfolio") had a negative total return of 2.85%. The Portfolio's benchmarks, 50% of Lehman Brothers Government/Corporate Bond Index and 50% of the Standard & Poor's 500 Index had a total return of 10.37%.

  The Portfolio is sub-advised by Palley-Needleman Asset Management ("Palley-Needleman"). The portfolio was invested approximately 72% in equities and 28% in fixed income and cash during the year. It was a year that saw the U.S. equity market reach historic highs. However, the new highs were immediately followed by a six week market plunge capped by one of history's largest one day declines. Palley-Needelman focuses its fixed income investing in the short-to-intermediate sector of the market in an attempt to maximize performance and quality while minimizing volatility and risk.

  Consumer spending was the engine driving the economy this past year. This was clearly reflected in the various sector performance numbers. The best performing industries were retail stores, drugs and telephones. All three groups were up between 35% and 50% for the year. As a conservative, large cap value manager, Palley-Needelman was precluded from investing in many of the high P/E stocks driving these market sectors.

  The Portfolio's equity holdings have been punished in this recent market sell-off, however Palley-Needleman believes that with their long-term view this down-turn has created opportunities. Going forward, Palley-Needleman will continue to seek out undervalued large-cap stocks with identifiable catalysts to give our investors a highly competitive return in up markets and superior returns in flat or down markets. With respect to fixed income, Palley-Needleman will continue to employ a targeted fixed income duration.

 PORTFOLIO HIGHLIGHTS--BALANCED INVESTMENTS
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    BALANCED INVESTMENTS                 WITHOUT TRAK FEE+ WITH TRAK FEE+
    --------------------                 ----------------- --------------
    Year Ended 8/31/98                         (2.85)%         (4.30)%
    Three Years Ended 8/31/98                  11.63            9.97
    Five Years Ended 8/31/98                   10.39            8.75
    Inception (2/16/93) through 8/31/98        10.55            8.91

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                              BALANCED INVESTMENTS
                                      VS.
                LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX
                        AND STANDARD & POOR'S 500 INDEX
                   FEBRUARY 16, 1993 THROUGH AUGUST 31, 1998
                                  (UNAUDITED)

             Balanced           Balanced         Lehman Brothers     Standard
            Investments*       Investments*        Gov't./Corp     & Poor's 500
          (With Trak Fee)   (Without Trak Fee)     Bond Index          Index
          ---------------   ------------------   ----------------  ------------
-

2/16/93      10,000            10,000              10,000            10,000
   8/93      10,550            10,635              10,640            10,605
   8/94      10,860            11,113              10,392            11,184
   8/95      12,064            12,532              11,586            13,579
   8/96      13,501            14,235              12,017            16,121
   8/97      16,765            17,943              13,197            22,671
8/31/98      16,045            17,431              14,704            24,512

--------------------------------------------------------------------------------
The Lehman Brothers Government/Corporate Bond Index is a weighted composite of
(i) Lehman Brothers Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S.
government and (ii) Lehman Brothers Corporate Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations. The S&P 500 Index is an index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

* Assumes the reinvestment of all distributions.

+ The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                              BALANCED INVESTMENTS
                                      VS.
                LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX
                        AND STANDARD & POOR'S 500 INDEX
                    AUGUST 31, 1995 THROUGH AUGUST 31, 1998
                                  (UNAUDITED)

            Balanced          Balanced       Lehman Brothers    Standard &
           Investments*      Investments*      Gov't./Corp      Poor's 500
         (With Trak Fee)  (Without Trak Fee)   Bond Index         Index
          -------------    ----------------    ----------         -----

8/31/95     10,000             10,000            10,000           10,000
   8/96     11,191             11,360            10,371           11,872
   8/97     13,896             14,318            11,390           16,696
8/31/98     13,300             13,910            12,691           18,051

--------------------------------------------------------------------------------
The Lehman Brothers Government/Corporate Bond Index is a weighted composite of
(i) Lehman Brothers Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S.
government and (ii) Lehman Brothers Corporate Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations. The S&P 500 Index is an index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

* Assumes the reinvestment of all distributions.

+ The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS AS OF AUGUST 31, 1998

  For the year ended August 31, 1998, Large Capitalization Value Equity Investments ("Portfolio") had a total return of 0.03% versus 3.89% for the Russell 1000 Value Index, the Portfolio's benchmark.

  Parametric Portfolio Associates ("PPA"), which advises approximately 80% of the Portfolio's assets uses a quantitative investment approach which maintains risk characteristics and economic sector weights similar to that of the Russell 1000 Value Index. The period under review includes recent months when the stock market came under extreme selling pressure brought on by global financial turmoil. PPA's allocation benefited from a 20% allocation to utility stocks and also positive stock selection in health care, retail and transportation. Financial services performed well during the first half of the fiscal year but near the Portfolio's fiscal year-end experienced a steep decline.

  The Boston Company Asset Management ("Boston Company") which advises approximately 20% of the Portfolio's assets, seeks total return consisting of capital appreciation and dividend income by investing primarily in a diversified portfolio of highly liquid common stocks that have above-average price appreciation potential at the time of purchase. Boston Company, with their long-term view of investing has used the recent market sell off to take advantage of instances where high quality stocks have been unfairly punished. One area where Boston Company has a significant holding is the finance sector. The weakness in Southeast Asia and the volatility of the financial markets reduced the near-term earnings of these firms. Although these holdings have declined significantly, the advisor believes these institutions have the financial strength and reserves to easily come through the current challenging times. Boston Company remained fully invested in the recent sell off and will remain so going forward.

  Going forward, PPA will continue the use of risk controls which mirror the Russell 1000 Value Index. Boston Company will continue to adhere to its discipline while keeping an eye on the underlying business momentum which over the long term has rewarded our investors with superior returns.

 PORTFOLIO HIGHLIGHTS--LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    LARGE CAPITALIZATION VALUE EQUITY
    INVESTMENTS                           WITHOUT TRAK FEE+ WITH TRAK FEE+
    ---------------------------------     ----------------- --------------
    Year Ended 8/31/98                          0.03%           (1.44)%
    Three Years Ended 8/31/98                  16.85            15.12
    Five Years Ended 8/31/98                   13.59            11.91
    Inception (11/18/91) through 8/31/98       12.80            11.13

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
                                      VS.
       RUSSELL 1000 VALUE INDEX AND LIPPER GROWTH AND INCOME FUND AVERAGE
                   NOVEMBER 18, 1991 THROUGH AUGUST 31, 1998
                                  (UNAUDITED)

      Large Capitalization  Large Capitalization                      Lipper
          Value Equity         Value Equity        Russell 1000      Growth &
          Investments*         Investments*            Value          Income
        (With Trak Fee)     (Without Trak Fee)         Index       Fund Average
       -----------------    -------------------   ---------------- ------------
-
11/18/91   10,000             10,000                 10,000           10,000
8/92       10,834             10,963                 11,496           10,877
8/93       11,660             11,977                 14,588           12,932
8/94       11,726             12,226                 15,008           13,501
8/95       13,416             14,200                 17,881           16,262
8/96       15,163             16,292                 21,018           18,344
8/97       20,765             22,646                 29,327           24,740
8/31/98    20,466             22,653                 30,470           24,407


--------------------------------------------------------------------------------
The Russell 1000 Value Index is a capitalization weighted total return index which is comprised of 1000 of the largest capitalized U.S. domiciled companies with greater-than-average value orientation whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. The Lipper Growth and Income Fund Average is composed of the Portfolio's peer group of mutual funds investing in growth and income oriented funds.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

* Assumes the reinvestment of all distributions.

+ The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
 (CONTINUED)

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
                                      VS.
       RUSSELL 1000 VALUE INDEX AND LIPPER GROWTH AND INCOME FUND AVERAGE
                    AUGUST 31, 1995 THROUGH AUGUST 31, 1998
                                  (UNAUDITED)

     Large Capitalization Large Capitalization
         Value Equity         Value Equity      Russell 1000       Lipper Growth
         Investments*         Investments*         Value              & Income
       (With Trak Fee)    (Without Trak Fee)       Index           Fund Average
       ---------------    ------------------   ----------------    ------------
-
8/31/95    10,000             10,000              10,000             10,000
8/96       11,304             11,475              11,754             11,280
8/97       15,478             15,948              16,401             15,213
8/31/98    15,255             15,953              17,041             15,008


--------------------------------------------------------------------------------
The Russell 1000 Value Index is a capitalization weighted total return index which is comprised of 1000 of the largest capitalized U.S. domiciled companies with greater-than-average value orientation whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. The Lipper Growth and Income Fund Average is composed of the Portfolio's peer group of mutual funds investing in growth and income oriented funds.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

* Assumes the reinvestment of all distributions.

+ The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--LARGE CAPITALIZATION GROWTH INVESTMENTS AS OF AUGUST 31, 1998

  For the year ended August 31, 1998, Large Capitalization Growth Investments ("Portfolio") had a total return of 7.81% versus 8.26% for the Russell 1000 Growth Index, the Portfolio's benchmark.

  Provident Investment Counsel Inc. ("Provident"), which advises approximately 20% of the Portfolio's assets, outperformed their benchmark. This was attributable to their emphasis on high-quality growth stocks with a focus on domestic oriented investments that do not rely heavily on foreign sales. Provident's portion of the assets were rewarded as global volatility and slowing corporate earnings hurt the largest multinational firms. With the continued strength of consumer spending, Provident remains overweight to the retail sector. Lastly, Provident has also been overweight in health technology due to the industry's proprietary nature and strong product pipelines of the major drug companies.

  In April 1998, Barclays Global Fund Advisors ("BGFA") was retained by Consulting Group, the Portfolio's manager to advise the remaining 80% of the Portfolio's assets. BGFA replaced Panagora Asset Management Inc. which was removed in a consolidation effort by Consulting Group to gain economies of scale and a lower advisory fee.

  Going forward, BGFA will maintain a highly diversified portfolio of stocks in order to be a full replication of the Russell 1000 Growth Index. Provident will continue to seek high-quality growth companies that remain modestly priced relative to their growth rates.

 PORTFOLIO HIGHLIGHTS--LARGE CAPITALIZATION GROWTH INVESTMENTS
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    LARGE CAPITALIZATION GROWTH
    INVESTMENTS                           WITHOUT TRAK FEE+ WITH TRAK FEE+
    ---------------------------           ----------------- --------------
    Year Ended 8/31/98                           7.81%           6.22%
    Three Years Ended 8/31/98                   18.72           16.95
    Five Years Ended 8/31/98                    15.96           14.23
    Inception (11/18/91) through 8/31/98        14.85           13.14

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                    LARGE CAPITALIZATION GROWTH INVESTMENTS
                                      VS.
            RUSSELL 1000 GROWTH INDEX AND LIPPER GROWTH FUND AVERAGE
                   NOVEMBER 18, 1991 THROUGH AUGUST 31, 1998
                                  (UNAUDITED)


       Large Capitalization  Large Capitalization
        Growth Investments*   Growth Investments*   Russell 1000  Lipper Growth
         (With Trak Fee)      (Without Trak Fee)    Growth Index  Fund Average
        -------------------  --------------------   ------------  -------------

11/31/91      10,000                10,000             10,000         10,000
    8/92      10,970                11,100             11,075         10,877
    8/93      11,887                12,210             11,961         12,932
    8/94      11,997                12,510             12,740         13,501
    8/95      14,454                15,300             15,879         16,262
    8/96      16,075                17,272             18,798         18,344
    8/97      21,770                23,744             26,199         24,501
 8/31/98      23,123                25,600             28,361         24,006

--------------------------------------------------------------------------------
The Russell 1000 Growth Index is a capitalization weighted total return index which is comprised of 1000 of the largest capitalized U.S. domiciled companies with a greater-than-average growth orientation whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. The Lipper Growth Fund Average is composed of the Portfolio's peer group of mutual funds investing in companies where long term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

* Assumes the reinvestment of all distributions.

+ The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                    LARGE CAPITALIZATION GROWTH INVESTMENTS
                                      VS.
            RUSSELL 1000 GROWTH INDEX AND LIPPER GROWTH FUND AVERAGE
                    AUGUST 31, 1995 THROUGH AUGUST 31, 1998
                                  (UNAUDITED)


       Large Capitalization  Large Capitalization
        Growth Investments*   Growth Investments*   Russell 1000  Lipper Growth
         (With Trak Fee)      (Without Trak Fee)    Growth Index  Fund Average
        -------------------  --------------------   ------------  -------------

 8/31/95      10,000                10,000             10,000         10,000
    8/96      11,121                11,289             11,838         11,280
    8/97      15,062                15,519             16,499         15,066
 8/31/98      15,998                16,732             17,861         14,762

--------------------------------------------------------------------------------
The Russell 1000 Growth Index is a capitalization weighted total return index which is comprised of 1000 of the largest capitalized U.S. domiciled companies with a greater-than-average growth orientation whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. The Lipper Growth Fund Average is composed of the Portfolio's peer group of mutual funds investing in companies where long term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

* Assumes the reinvestment of all distributions.

+ The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS AS OF AUGUST 31, 1998

  For the year ended August 31, 1998, Small Capitalization Value Equity Investments ("Portfolio") had a negative total return of 12.84% versus a negative 11.96% for the Russell 2000 Value Index, the Portfolio's benchmark.

  The Portfolio is 50% advised by Mellon Capital Management Corp. ("MCM") which is a full replication of the Russell 2000 Value. NFJ Investment Group ("NFJ") and David L. Babson & Co., Inc. ("DLB") advised the remaining 50% of the Portfolio's assets.

  The decline in the small capitalization sector of the market continued through this reporting period. The emerging markets crisis, which began in Asia over a year ago and has spread to Russia, seems poised to over take Latin America. If Latin America were to be overcome by the crisis, the threat to the U.S. economy becomes much greater. As these events have unfolded the market has pulled back in dramatic fashion. The selling pressure has been fairly indiscriminate and even companies with improving fundamentals have been sold off.

  NFJ maintains a concentrated portfolio of approximately 110 names. Stock selection is made from industries on the basis of below median industry valuation, dividend yield, capitalization size and internal NFJ quality parameters. In general, selected securities are characterized as having below average price earnings ratios and a small number of shares outstanding relative to the stock market in general and below average industry average.

  DLB began advising their portion of the small capitalization value equity portfolio on April 1, 1998. From April through August 1998, DLB maintained a concentrated portfolio of approximately 45 stocks. Stock selection is driven by rigorous fundamental research seeking out superior companies which are currently neglected and attractively valued, yet possess an internal catalyst that will enable earnings to grow faster than expected which will boost the value of the stock price.

  In April 1998, MCM was retained by Consulting Group, the Portfolio's manager to advise 50% of the Portfolio's assets. MCM replaced Barclays Fund Advisors in a consolidation effort by Consulting Group to gain economies of scale and a lower advisory fee.

  Going forward, DLB intends to increase its positions in superior companies with solid near term prospects but whose stocks are selling at depressed valuations. They remains convinced that small-cap stocks currently represent the best value in the domestic equity market. NFJ intends to maintain a fully invested position and remains optimistic about the valuation and upward trend of small capitalization issues. MCM will maintain a highly diversified portfolio of stocks in order to fully replicate the Russell 2000 Value Index.

 PORTFOLIO HIGHLIGHTS--SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    SMALL CAPITALIZATION VALUE
    EQUITY INVESTMENTS                    WITHOUT TRAK FEE+ WITH TRAK FEE+
    --------------------------            ----------------- --------------
    Year Ended 8/31/98                         (12.84)%         (14.13)%
    Three Years Ended 8/31/98                   11.76            10.11
    Five Years Ended 8/31/98                     8.72             7.10
    Inception (11/18/91) through 8/31/98         9.98             8.34

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
                                      VS.
         RUSSELL 2000 VALUE INDEX AND LIPPER SMALL COMPANY FUND AVERAGE
                   NOVEMBER 18, 1991 THROUGH AUGUST 31, 1998
                                  (UNAUDITED)


       Small Capitalization  Small Capitalization
          Value Equity          Value Equity                      Lipper Small
          Investments*          Investments*        Russell 2000    Company
         (With Trak Fee)      (Without Trak Fee)    Value Index   Fund Average
        -------------------  --------------------   ------------  -------------

11/18/91      10,000                10,000             10,000         10,000
    8/92      10,723                10,850             11,926         10,595
    8/93      12,225                12,558             16,206         13,939
    8/94      11,646                12,143             17,513         14,643
    8/95      12,907                13,661             20,241         18,484
    8/96      14,301                15,366             22,694         21,406
    8/97      20,063                21,880             31,160         27,238
 8/31/98      17,229                19,071             27,434         21,944


--------------------------------------------------------------------------------
The Russell 2000 Value Index is a capitalization weighted total return index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies with less-than-average growth orientation whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. The Lipper Small Company Fund Average is composed of the Portfolio's peer group of mutual funds which limit their investments to companies on the basis of the size of the company.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

* Assumes the reinvestment of all distributions.

+ The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
 (CONTINUED)

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
                                      VS.
         RUSSELL 2000 VALUE INDEX AND LIPPER SMALL COMPANY FUND AVERAGE
                    AUGUST 31, 1995 THROUGH AUGUST 31, 1998
                                  (UNAUDITED)


       Small Capitalization  Small Capitalization
          Value Equity          Value Equity                      Lipper Small
          Investments*          Investments*        Russell 2000    Company
         (With Trak Fee)      (Without Trak Fee)    Value Index   Fund Average
        -------------------  --------------------   ------------  -------------

 8/31/95      10,000                10,000             10,000         10,000
    8/96      11,080                11,248             11,212         11,581
    8/97      15,544                16,017             15,394         14,736
 8/31/98      13,349                13,960             13,554         11,872


--------------------------------------------------------------------------------
The Russell 2000 Value Index is a capitalization weighted total return index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies with less-than-average growth orientation whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. The Lipper Small Company Fund Average is composed of the Portfolio's peer group of mutual funds which limit their investments to companies on the basis of the size of the company.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

* Assumes the reinvestment of all distributions.

+ The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--SMALL CAPITALIZATION GROWTH INVESTMENTS AS OF AUGUST 31, 1998

  For the year ended August 31, 1998, Small Capitalization Growth Investments ("Portfolio") had a negative total return of 25.10% versus a negative 26.31% for the Russell 2000 Growth Index, the Portfolio's benchmark.

  The Portfolio is 50% advised by Mellon Capital Management Corp. ("MCM") which is a full replication of the Russell 2000 Growth Index. The remaining portion of the Portfolio is advised by Berger Associates, Inc., Wall Street Associates, Montgomery Asset Management, LLC and Westpeak Investment Advisors, L.P. ("Active Advisors").

  The fiscal year ended August 31, 1998, was a particularly difficult period for smaller capitalization stocks, which investors have shunned in favor of the more liquid large-cap securities. The liquidity effect was particularly harmful to the Portfolio in the fourth quarter of 1997. There have been very few places a small capitalization growth investor could hide. The aggressive nature of the investments, coupled with the Active Advisors attempt to ride out the storm in their core holdings, increased the volatility of the Portfolio.

  For the past five quarters the profit growth of small-cap stocks has been superior to the profit growth of larger companies. Yet, in spite of strong fundamentals, the stock returns of smaller companies continue to underperform the returns of larger companies. Stock selection in the consumer discretionary and technology sectors added value to Portfolio returns. During the reporting period, the Active Advisors in general remained fully invested concentrating on their specific areas of expertise. The Active Advisors maintained a highly selective portfolio of stocks by focusing on investments in "emerging growth companies" that are believed to be undervalued in the market place and have earnings that are expected to grow faster than the economy.

  Going forward, the Portfolio's allocation will be 50% active and 50% passive. MCM will continue to manage it portion of the assets as a full replication of the Russell 2000 Growth Index. The Active Advisors will continue to seek out small capitalization emerging growth companies.

 PORTFOLIO HIGHLIGHTS--SMALL CAPITALIZATION GROWTH INVESTMENTS
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    SMALL CAPITALIZATION GROWTH
    INVESTMENTS                           WITHOUT TRAK FEE+ WITH TRAK FEE+
    ---------------------------           ----------------- --------------
    Year Ended 8/31/98                         (25.10)%         (26.21)%
    Three Years Ended 8/31/98                    2.22             0.71
    Five Years Ended 8/31/98                    10.82             9.17
    Inception (11/18/91) through 8/31/98        13.35            11.67

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                    SMALL CAPITALIZATION GROWTH INVESTMENTS
                                      VS.
        RUSSELL 2000 GROWTH INDEX AND LIPPER SMALL COMPANY FUND AVERAGE
                   NOVEMBER 18, 1991 THROUGH AUGUST 31, 1998
                                  (UNAUDITED)


       Small Capitalization  Small Capitalization
          Growth Equity          Growth Equity                     Lipper Small
           Investments*           Investments*       Russell 2000    Company
         (With Trak Fee)       (Without Trak Fee)    Value Index   Fund Average
       --------------------  --------------------   ------------  -------------

11/31/91      10,000                10,000             10,000         10,000
    8/92       9,870                 9,988              9,823         10,595
    8/93      13,642                14,013             12,627         12,561
    8/94      15,210                15,860             13,103         13,195
    8/95      20,714                21,926             16,525         16,657
    8/96      24,762                26,603             18,061         19,290
    8/97      28,672                31,265             21,678         24,545
 8/31/98      21,157                23,418             15,974         19,775


--------------------------------------------------------------------------------
The Russell 2000 Growth Index is a capitalization weighted total return index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies with greater-than-average growth orientation whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. The Lipper Small Company Fund Average is composed of the Portfolio's peer group of mutual funds which limit their investments to companies on the basis of the size of the company.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

* Assumes the reinvestment of all distributions.

+ The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                    SMALL CAPITALIZATION GROWTH INVESTMENTS
                                      VS.
        RUSSELL 2000 GROWTH INDEX AND LIPPER SMALL COMPANY FUND AVERAGE
                    AUGUST 31, 1995 THROUGH AUGUST 31, 1998
                                  (UNAUDITED)



       Small Capitalization  Small Capitalization                 Lipper Small
        Growth Investments*   Growth Investments*   Russell 2000     Company
          (With Trak Fee)     (Without Trak Fee)    Growth Index  Fund Average
       --------------------  --------------------   ------------  -------------

 8/31/95      10,000                10,000             10,000         10,000
    8/96      11,954                12,133             10,929         11,581
    8/97      13,842                14,259             13,118         14,736
 8/31/98      10,214                10,681              9,666         11,872


--------------------------------------------------------------------------------
The Russell 2000 Growth Index is a capitalization weighted total return index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies with greater-than-average growth orientation whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. The Lipper Small Company Fund Average is composed of the Portfolio's peer group of mutual funds which limit their investments to companies on the basis of the size of the company.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

* Assumes the reinvestment of all distributions.

+ The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--INTERNATIONAL EQUITY INVESTMENTS AS OF AUGUST 31, 1998

  For the year ended August 31, 1998, International Equity Investments ("Portfolio") had a total return of 3.53% versus a negative 0.15% for the Morgan Stanley Capital International Europe Australia Far East Index, ("EAFE Index") the Portfolio's benchmark. The EAFE Index is a market value weighted average of the performance of over 1,000 foreign common stocks and includes reinvestment of dividends.

  State Street Global Advisors ("SSGA") advises approximately 60% of the Portfolio's assets as a full replication of the EAFE Index. Oechsle International Advisors, LLC ("Oechsle") which advises approximately 40% of the Portfolio's asset outperformed the EAFE Index. Over this one year period, country allocation and stock selection had a positive impact on the Portfolio. The Portfolio was heavily overweighted in continental Europe and significantly underweighted in Southeast Asia, which had a dramatic impact on overall performance. The Portfolio had overweight positions in France, Spain, Italy and the Netherlands. The French market benefited from a long awaited recovery in economic growth combined with a new corporate culture focused on restructuring and shareholder value. Italy and Spain continued to rally throughout the year as they were the prime beneficiaries of EMU convergence. In Asia, the Portfolio has continued to scale back its exposure. The crisis, which began in July 1997 in Thailand, spread throughout the region as the regional asset bubble continued to be deflated. Oechsle reduced their allocation to Japan substantially in February 1998 after the market had a 20% plus rally on hopes that the monetary authorities would come up with a credible stimulus plan to revive the failing economy. These hopes were quickly dashed as political infighting made it evident that government officials still didn't comprehend the magnitude of their economic problems.

  Looking back a lot has happened over the past year. In Asia, events continued to worsen. The Asian contagion has now spread to European, U.S. and Latin American markets with global growth expectations being revised downward. Corporate earnings have disappointed recently as the slower economic environment has dampened top-line growth. Despite international pressure for a major overhaul, Japan is still dragging its feet on its bank bailout plan and a stimulus package. Concerns about China devaluing its currency puts pressure on Hong Kong and emerging markets in general. The crisis in Russia has also had a negative impact on markets. Oechsle continue to be overweight in Europe, and underweight in Japan and Asia/Pacific.

  Going forward, Oechsle remains positive about international equity markets with a watchful eye towards positive developments in Japan and stability in markets. In general the crisis is going to take some time to be absorbed by the markets. Oechsle will monitor the situation and continue looking for opportunities to buy companies at attractive prices. Going forward, SSGA will continue to manage their portion of the Portfolio's assets as a full replication of the EAFE Index.

 PORTFOLIO HIGHLIGHTS--INTERNATIONAL EQUITY INVESTMENTS
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    INTERNATIONAL EQUITY INVESTMENTS      WITHOUT TRAK FEE+ WITH TRAK FEE+
    --------------------------------      ----------------- --------------
    Year Ended 8/31/98                          3.53%            1.99%
    Three Years Ended 8/31/98                   5.73             4.16
    Five Years Ended 8/31/98                    6.62             5.03
    Inception (11/18/91) through 8/31/98        7.69             6.09

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                        INTERNATIONAL EQUITY INVESTMENTS
                                      VS.
          MORGAN STANLEY CAPITAL INTERNATIONAL EAFE-GDP WEIGHTED INDEX
  AND MORGAN STANLEY CAPITAL INTERNATIONAL EAFE-CAPITALIZATION WEIGHTED INDEX
                   NOVEMBER 18, 1991 THROUGH AUGUST 31, 1998
                                  (UNAUDITED)


         International     International
            Equity            Equity            MSCI              MSCI
          Investments*      Investments*      EAFE-GDP     EAFE-Capitalization
        (With Trak Fee) (Without Trak Fee) Weighted Index    Weighted Index
        --------------- ------------------ --------------- -------------------

11/18/91    10,000            10,000            10,000           10,000
    8/92     9,586             9,700            10,333            9,827
    8/93    11,684            12,002            12,993           12,493
    8/94    13,438            14,012            14,558           13,884
    8/95    13,214            13,987            14,864           13,995
    8/96    13,569            14,579            15,940           15,120
    8/97    14,642            15,969            17,814           16,490
 8/31/98    14,934            16,533            19,016           16,467


--------------------------------------------------------------------------------
The Morgan Stanley Capital International EAFE-GDP Weighted Index is a composite portfolio consisting of equity total returns for the countries of Australia and New Zealand and countries in Europe and the Far East, weighted based on each country's gross domestic product. The Morgan Stanley Capital International EAFE-Capitalization Weighted Index is a composite portfolio consisting of equity total returns for the countries of Australia, New Zealand and countries in Europe and the Far East, weighted based on each country's market capitalization. Because the indices are not managed portfolios, there are no advisory fees or internal management expenses reflected in the indices' performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

* Assumes the reinvestment of all distributions.

+ The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                        INTERNATIONAL EQUITY INVESTMENTS
                                      VS.
          MORGAN STANLEY CAPITAL INTERNATIONAL EAFE-GDP WEIGHTED INDEX
  AND MORGAN STANLEY CAPITAL INTERNATIONAL EAFE-CAPITALIZATION WEIGHTED INDEX
                    AUGUST 31, 1995 THROUGH AUGUST 31, 1998
                                  (UNAUDITED)


         International     International
            Equity            Equity            MSCI              MSCI
          Investments*      Investments*      EAFE-GDP     EAFE-Capitalization
        (With Trak Fee) (Without Trak Fee) Weighted Index    Weighted Index
        --------------- ------------------ --------------- -------------------

 8/31/95    10,000            10,000            10,000           10,000
    8/96    10,268            10,423            10,724           10,804
    8/97    11,081            11,417            11,984           11,783
 8/31/98    11,301            11,821            12,793           11,766


--------------------------------------------------------------------------------
The Morgan Stanley Capital International EAFE-GDP Weighted Index is a composite portfolio consisting of equity total returns for the countries of Australia and New Zealand and countries in Europe and the Far East, weighted based on each country's gross domestic product. The Morgan Stanley Capital International EAFE-Capitalization Weighted Index is a composite portfolio consisting of equity total returns for the countries of Australia, New Zealand and countries in Europe and the Far East, weighted based on each country's market capitalization. Because the indices are not managed portfolios, there are no advisory fees or internal management expenses reflected in the indices' performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

* Assumes the reinvestment of all distributions.

+ The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--INTERNATIONAL FIXED INCOME INVESTMENTS AS OF AUGUST 31, 1998

  For the year ended August 31, 1998, International Fixed Income Investments ("Portfolio") had a total return of 10.45% versus 6.08% for the Salomon Brothers Non-US Government Bond Index, the Portfolio's benchmark.

  The Portfolio is advised by Julius Baer Investment Management Inc. ("Julius Baer"). During the period under review the Portfolio benefited from Julius Baer's positive outlook for bonds and thereby structuring the Portfolio to take advantage of low inflation and low interest rate environment. Contraction of many emerging market economies has dampened expectations for worldwide growth in 1998. Inflation seems to have almost disappeared and interest rates have moved lower in Europe and Japan. Currency devaluations in Asia and a default on international debt repayment in Russia has shaken markets considerably. Deflation is feared more than ever and investors have responded to all of this by seeking safety in high-quality bonds and driving bond prices higher.

  The Portfolio maintains a large allocation to high-quality bonds issued by European governments, beneficiaries of the "flight to safety". The outlook is for economies to keep slowing, inflation to be unnoticeable and interest rates to fall further. It is expected that the new Euro will put pressure on the US dollar in 1999 so it is anticipated that currency positions for the most part will remain unhedged. Lastly, Julius Baer is not confident that Japan can solve its economic problems so the Portfolio will remain free of both its bonds and the currency.

 PORTFOLIO HIGHLIGHTS--INTERNATIONAL FIXED INCOME INVESTMENTS
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    INTERNATIONAL FIXED INCOME
    INVESTMENTS                           WITHOUT TRAK FEE+ WITH TRAK FEE+
    --------------------------            ----------------- --------------
    Year Ended 8/31/98                          10.45%           8.81%
    Three Years Ended 8/31/98                    6.82            5.24
    Five Years Ended 8/31/98                     7.69            6.10
    Inception (11/18/91) through 8/31/98         8.98            7.37

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                     INTERNATIONAL FIXED INCOME INVESTMENTS
                                      VS.
                SALOMON BROTHERS NON-U.S. GOVERNMENT BOND INDEX
                   NOVEMBER 18, 1991 THROUGH AUGUST 31, 1998
                                  (UNAUDITED)



             International           International         Salomon Brothers
             Fixed Income            Fixed Income              Non-U.S.
              Investments             Investments               Gov't.
            (With Trak Fee)       (Without Trak Fee)          Bond Index
            ---------------       ------------------       ----------------

11/18/91        10,000                  10,000                  10,000
    8/92        11,260                  11,393                  11,869
    8/93        12,055                  12,381                  12,650
    8/94        11,995                  12,504                  13,319
    8/95        13,904                  14,713                  15,451
    8/96        15,348                  16,485                  18,637
    8/97        14,892                  16,235                  18,004
 8/31/98        16,205                  17,932                  19,098

--------------------------------------------------------------------------------
The Salomon Brothers Non-U.S. Government Bond Index-Unhedged is an index subset of the Salomon Brothers World Bond Index that excludes corporate bonds denominated in U.S. dollars. It contains foreign government and supranational bonds denominated in Australian, Austrian, Belgian, British, Canadian, Danish, Dutch, French, German, Italian, Japanese, Spanish, and Swedish currencies. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

* Assumes the reinvestment of all distributions.

+ The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                     INTERNATIONAL FIXED INCOME INVESTMENTS
                                      VS.
                SALOMON BROTHERS NON-U.S. GOVERNMENT BOND INDEX
                    AUGUST 31, 1995 THROUGH AUGUST 31, 1998
                                  (UNAUDITED)


             International           International         Salomon Brothers
             Fixed Income            Fixed Income              Non-U.S.
              Investments/*/          Investments/*/          Government
            (With Trak Fee)       (Without Trak Fee)          Bond Index
            ---------------       ------------------       ----------------

    8/95        10,000                  10,000                  10,000
    8/96        11,039                  11,205                  12,062
    8/97        10,711                  11,035                  11,652
    8/98        11,655                  12,188                  12,361

--------------------------------------------------------------------------------
The Salomon Brothers Non-U.S. Government Bond Index-Unhedged is an index subset of the Salomon Brothers World Bond Index that excludes corporate bonds denominated in U.S. dollars. It contains foreign government and supranational bonds denominated in Australian, Austrian, Belgian, British, Canadian, Danish, Dutch, French, German, Italian, Japanese, Spanish, and Swedish currencies. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

* Assumes the reinvestment of all distributions.

+ The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--EMERGING MARKETS EQUITY INVESTMENTS AS OF AUGUST 31,
 1998

  For the year ended August 31, 1998, Emerging Markets Equity Investments ("Portfolio") had a negative total return of 49.49% versus a negative 49.56% for the Morgan Stanley Emerging Markets Free Index, ("Emerging Free Index") the Portfolio's benchmark. The Emerging Free Index is a composite portfolio consisting of equity returns for countries with low to middle per capita income as determined by the World Bank.

  The Portfolio has undergone changes with respect to its advisors. Effective July 15, 1998 State Street Global Advisors began investment operations and effective August 3, 1998 Baring Asset Management began investment operations. The Portfolio is 80% advised by AIB Govett Inc., and the remaining assets are advised by State Street Global Advisors ("SSGA") and Baring Asset Management, Inc. ("Baring") with each advising approximately 10% each.

  The summer months proved far from restful for financial markets around the world. Global emerging markets had already experienced a tough year; However, the unravelling of events in Russia resulting in both a debt moratorium, devaluation of the currency and political uncertainty, triggered a sharp erosion of risk tolerance and resulted in further falling share prices. In this challenging environment the strategy has been to focus on companies that are able to add value to their products and that have pricing power with their customers.

  From an asset allocation perspective, the Portfolio found relative safe havens in India and Israel where the Advisors have identified positive macro and micro fundamentals and can find attractive well managed companies that add value for shareholders. Despite better export performances in Asia, the domestic economies are facing sharp contraction and the listed companies are highly geared to the performance of the latter. Latin America is buffeted by the twin problems of weak commodity prices and high real interest rates. Consequently the growth outlook for the region is in the process of being downgraded. The Advisors regard the telecommunication stocks that dominate the major markets as a relatively defensive investment for the next three to six months.

  The Advisors have a watchful eye towards positive developments but, in general, the crisis is going to take some time to be absorbed by the markets. For those prepared to bear short-term volatility, current valuation levels represent a significant opportunity to purchase long term growth companies at fire sale prices.

 PORTFOLIO HIGHLIGHTS--EMERGING MARKETS EQUITY INVESTMENTS
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    EMERGING MARKETS EQUITY INVESTMENTS   WITHOUT TRAK FEE+ WITH TRAK FEE+
    -----------------------------------   ----------------- --------------
    Year Ended 8/31/98                         (49.49)%         (50.23)%
    Three Years Ended 8/31/98                  (15.61)          (16.87)
    Inception (4/21/94) through 8/31/98        (10.87)          (12.19)

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                      EMERGING MARKETS EQUITY INVESTMENTS
                                      VS.
        MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX
                     APRIL 20, 1994 THROUGH AUGUST 31, 1998
                                  (UNAUDITED)


              Emerging Markets        Emerging Markets        MSCI Emerging
            Equity Investments*      Equity Investments*         Markets
              (With Trak Fee)        (Without Trak Fee)         Free Index
             -----------------       ------------------      ---------------

4/20/94          10,000                    10,000                 10,000
8/94             11,797                    11,863                 12,008
8/95              9,863                    10,068                 10,039
8/96             10,521                    10,902                 10,421
8/97             11,387                    11,978                 10,899
8/31/98           5,667                     6,050                  5,421

--------------------------------------------------------------------------------
The Morgan Stanley Capital International Emerging Markets Free Index is an index comprised of thirteen emerging markets open to direct foreign participation. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

* Assumes the reinvestment of all distributions.

+ The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                      EMERGING MARKETS EQUITY INVESTMENTS
                                      VS.
        MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX
                    AUGUST 31, 1995 THROUGH AUGUST 31, 1998
                                  (UNAUDITED)


              Emerging Markets         Emerging Markets       MSCI Emerging
             Equity Investments*      Equity Investments*     Markets Free
              (With Trak Fee)         (Without Trak Fee)          Index
             -----------------        ------------------      ---------------

8/31/95          10,000                    10,000                 10,000
8/96             10,667                    10,828                 10,381
8/97             11,545                    11,897                 10,857
8/31/98           5,746                     6,010                  5,400

--------------------------------------------------------------------------------
The Morgan Stanley Capital International Emerging Markets Free Index is an index comprised of thirteen emerging markets open to direct foreign participation. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

* Assumes the reinvestment of all distributions.

+ The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees of
Consulting Group Capital Markets Funds:

  We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Government Money Investments, High Yield Investments Intermediate Fixed Income Investments, Long-Term Bond Investments, Municipal Bond Investments, Mortgage Backed Investments, Balanced Investments, Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, International Fixed Income Investments, and Emerging Markets Equity Investments (the "Portfolios") of Consulting Group Capital Markets Funds (the "Fund") as of August 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 1994, were audited by other auditors whose report thereon, dated October 19, 1994, expressed an unqualified opinion on those financial highlights.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1998, by correspondence with the custodian. As to securities purchased and sold but not received and delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolios of the Fund as of August 31, 1998, and the result of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with generally accepted accounting principles.


                                      KPMG Peat Marwick LLP


New York, New York
October 15, 1998

 TAX INFORMATION (UNAUDITED)

  The following August 31, 1998 fiscal year end disclosures are of various tax benefits that will be reported to shareholders at calendar year end.

  The Portfolios listed below designate for Federal income tax purposes the following amounts as long term capital gain dividends paid:

                                                          28%          20%
                                                      ------------ ------------
   Balanced Investments.............................. $  1,222,700 $  2,283,163
   Large Capitalization Value Equity Investments.....  129,814,565  104,465,466
   Large Capitalization Growth Investments...........   57,864,113   39,482,508
   Small Capitalization Value Equity Investments.....   26,582,363   39,973,378
   Small Capitalization Growth Investments...........   18,319,421   45,613,982
   International Equity Investments..................    4,963,754    2,295,142
   International Fixed Income Investments............      806,841    1,874,029
   Emerging Markets Equity Investments...............      715,430    4,228,217

  100% of the dividends from net investment income paid by Municipal Bond Investments are tax-exempt for regular Federal income tax purposes.

  The following percentages of ordinary income distributions have been designated as qualifying for the dividends received deduction available to corporate shareholders.

   Balanced Investments.................................................. 49.73%
   Large Capitalization Value Equity Investments......................... 44.25
   Large Capitalization Growth Investments............................... 77.81
   Small Capitalization Value Equity Investments......................... 32.05

  The total foreign sourced income received by International Equity Investments and Emerging Markets Equity Investments, respectively, are $0.1992 per share (or a total amount of $24,798,568) and $0.11 per share (or a total amount of $5,575,023). The total amounts of foreign taxes paid, again respectively, are $0.0234 per share (or a total amount of $2,911,180) and $0.0063 per share (or a total amount of $332,450).

  The following percentages of ordinary income distributions have been derived from investments in U.S. Government and Agency Obligations. All or a portion of the corresponding percentages may be exempt from taxation at the state level.

   Government Money Investments.......................................... 17.29%
   Intermediate Fixed Income Investments................................. 31.94
   Long-Term Bond Investments............................................ 44.63
   Balanced Investments.................................................. 21.94

  The above figures may differ from those cited elsewhere in this report due to differences in the calculations of income and capital gain for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

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






  THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF
                    CONSULTING GROUP CAPITAL MARKETS FUNDS.
     IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS FOR THE TRUST WHICH CONTAINS
INFORMATION CONCERNING THE TRUST'S INVESTMENT POLICIES, CHARGES AND EXPENSES AS
                      WELL AS OTHER PERTINENT INFORMATION.

  TK 2120, 10/98 CONSULTING GROUP CAPITAL MARKETS FUNDS . 222